UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07989

                                                         Metropolitan West Funds

(Exact name of registrant as specified in charter)

865 South Figueroa Street

                                                          Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

David B. Lippman

Metropolitan West Funds

865 South Figueroa Street

                                             Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (213) 244-0000

Date of fiscal year end: March 31

Date of reporting period:   June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 81.27%
ASSET-BACKED SECURITIES — 8.86%**
Access Group, Inc., Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.70%)
2.79%	07/25/56	[1,2]	$21,976	$21,978
BA Credit Card Trust, Series 2014-A1, Class A
(LIBOR USD 1-Month plus 0.38%)
2.45%	06/15/21	[1]	140,000	140,227
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.37%)
2.46%	01/25/35	[1,2]	17,858	17,661
BlueMountain CLO 2013-2, Ltd.,
Series 2013-2A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.18%)
3.54%	10/22/30	[1,2,3]	50,000	50,114
Brazos Higher Education Authority, Inc.,
Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)
3.53%	02/25/35	[1]	15,000	15,429
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
3.36%	10/27/36	[1]	15,000	15,270
Chase Issuance Trust, Series 2015-A4, Class A4
1.84%	04/15/22		140,000	137,397
Citibank Credit Card Issuance Trust, Series
2014-A6, Class A6
2.15%	07/15/21		140,000	139,205
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
3.25%	04/15/29	[1,2,3]	50,000	49,963
Educational Funding of the South, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
3.01%	04/25/35	[1]	4,684	4,692
Educational Funding of the South, Inc.,
Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
3.14%	03/25/36	[1]	45,832	46,061
Magnetite IX CLO Ltd., Series 2014-9A,
Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.00%)
3.36%	07/25/26	[1,2,3]	40,000	40,042
Navient Student Loan Trust, Series 2017-4A, Class A2
(LIBOR USD 1-Month plus 0.50%)
2.59%	09/27/66	[1,2]	100,000	100,363

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Series 2014-3A, Class A
(LIBOR USD 1-Month plus 0.58%)
2.67%	06/25/41	[1,2]	$22,539	$22,541
North Carolina State Education Authority,
Series 2011-1, Class A3
(LIBOR USD 3-Month plus 0.90%)
3.26%	10/25/41	[1]	14,571	14,714
Northstar Education Finance, Inc.,
Series 2007-1, Class A2
(1.00 X LIBOR USD 3-Month plus 0.75%)
3.11%	01/29/46	[1]	10,000	9,914
Scholar Funding Trust, Series 2011-A, Class A
(LIBOR USD 3-Month plus 0.90%)
3.26%	10/28/43	[1,2]	4,621	4,638
SLM Student Loan Trust, Series 2003-10A, Class A3
(LIBOR USD 3-Month plus 0.47%)
2.81%	12/15/27	[1,2]	95,115	95,552
SLM Student Loan Trust, Series 2003-11, Class A6
(LIBOR USD 3-Month plus 0.55%)
2.89%	12/15/25	[1,2]	86,555	87,019
SLM Student Loan Trust, Series 2004-1, Class A4
(LIBOR USD 3-Month plus 0.26%)
2.62%	10/27/25	[1]	100,000	100,060
SLM Student Loan Trust, Series 2005-8, Class A4
(LIBOR USD 3-Month plus 0.55%)
2.91%	01/25/28	[1]	78,202	78,484
SLM Student Loan Trust, Series 2007-6, Class A4
(LIBOR USD 3-Month plus 0.38%)
2.74%	10/25/24	[1]	70,141	70,263
SLM Student Loan Trust, Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
3.86%	04/25/23	[1]	112,303	114,547
SLM Student Loan Trust, Series 2011-1, Class A1
(LIBOR USD 1-Month plus 0.52%)
2.61%	03/25/26	[1]	70,283	70,489
SLM Student Loan Trust, Series 2011-2, Class A1
(LIBOR USD 1-Month plus 0.60%)
2.69%	11/25/27	[1]	11,882	11,935
SLM Student Loan Trust, Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
2.64%	06/25/43	[1]	9,150	9,182

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  1

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Voya CLO Ltd., Series 2014-3A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 0.72%)
3.08%	07/25/26	[1,2,3]	$50,000	$49,847

Total Asset-Backed Securities (Cost $1,512,270)				1,517,587

BANK LOANS — 0.34%*
Industrials — 0.14%
Tyco International Holdings SARL, Term Loan
(LIBOR plus 1.38%)
3.38%	03/02/20	[1,4,5]	24,844	24,821

Information Technology — 0.20%
Dell International LLC, Term Loan A3, 1st Lien
(LIBOR plus 1.50%)
3.60%	12/31/18	[1]	33,691	33,661

Total Bank Loans (Cost $58,572)				58,482

CORPORATES — 37.70%*
Automotive — 0.29%
General Motors Co.
3.50%	10/02/18		50,000	50,098

Banking — 7.69%
Bank of America Corp.
3.00%	12/20/23	[6]	91,000	88,283
Bank of America Corp. (GMTN)
2.37%	07/21/21	[6]	100,000	97,985
Bank of New York Mellon Corp., (The) Series G
2.20%	05/15/19		100,000	99,619
JPMorgan Chase & Co.
(LIBOR USD 3-Month plus 0.68%)
2.98%	06/01/21	[1]	75,000	75,397
JPMorgan Chase Bank N.A. (BKNT)
(LIBOR USD 3-Month plus 0.29%)
2.65%	02/01/21	[1]	250,000	250,064
Macquarie Bank Ltd. (Australia)
2.60%	06/24/19	[2,3]	50,000	49,854
PNC Bank N.A. (BKNT)
1.95%	03/04/19		250,000	248,901
Santander UK PLC (United Kingdom)
2.50%	03/14/19	[3]	60,000	59,894
Wells Fargo & Co., Series N (MTN)
2.15%	01/30/20		100,000	98,620
Wells Fargo Bank N.A. (BKNT)
2.40%	01/15/20		250,000	247,676

				1,316,293

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications — 1.17%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%	02/01/28	[2]	$10,000	$9,213
Discovery Communications LLC
2.75%	11/15/19	[2]	35,000	34,772
Intelsat Jackson Holdings SA (Luxembourg)
9.75%	07/15/25	[2,3]	2,000	2,115
Time Warner Cable LLC
6.75%	07/01/18		155,000	155,000

				201,100

Consumer Discretionary — 1.81%
Altria Group, Inc.
9.70%	11/10/18		70,000	71,714
Anheuser-Busch InBev Worldwide, Inc.
6.88%	11/15/19		75,000	78,837
Anheuser-Busch North American
Holding Corp.
2.20%	08/01/18	[2]	50,000	49,982
Central Garden & Pet Co.
5.13%	02/01/28		6,000	5,580
Constellation Brands, Inc.
2.00%	11/07/19		50,000	49,277
Molson Coors Brewing Co.
1.45%	07/15/19		55,000	54,106

				309,496

Consumer Products — 0.23%
Newell Brands, Inc.
2.60%	03/29/19		40,000	39,895

Electric — 2.77%
DTE Energy Co.
2.40%	12/01/19		50,000	49,432
Jersey Central Power & Light Co.
7.35%	02/01/19		100,000	102,393
NextEra Energy Capital Holdings, Inc.
(LIBOR USD 3-Month plus 0.48%)
2.84%	05/04/21	[1]	55,000	54,992
NextEra Energy Operating Partners LP
4.50%	09/15/27	[2]	4,000	3,760
Oncor Electric Delivery Co. LLC
6.80%	09/01/18		15,000	15,090
Progress Energy, Inc.
7.05%	03/15/19		70,000	72,046
Southwestern Electric Power Co.
6.45%	01/15/19		50,000	50,932
Vectren Utility Holdings, Inc.
5.75%	08/01/18		75,000	75,168

See accompanying notes to Schedule of Portfolio Investments.

2  /  N-Q Report June 2018

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Wisconsin Public Service Corp.
1.65%	12/04/18		$50,000	$49,847

				473,660

Energy — 0.84%
ONE Gas, Inc.
2.07%	02/01/19		60,000	59,795
Phillips 66
(LIBOR USD 3-Month plus 0.65%)
3.00%	04/15/19	[1,2]	80,000	80,036
Sunoco LP/Sunoco Finance Corp.
4.88%	01/15/23	[2]	4,000	3,840

				143,671

Finance — 5.80%
Air Lease Corp.
2.63%	09/04/18		75,000	74,963
American Express Credit Corp. (MTN)
1.80%	07/31/18		30,000	29,987
Citigroup, Inc.
2.05%	12/07/18		50,000	49,890
2.40%	02/18/20		40,000	39,497
2.50%	09/26/18		45,000	44,993
8.50%	05/22/19		50,000	52,441
Daimler Finance North America LLC
1.75%	10/30/19	[2]	50,000	49,132
General Motors Financial Co., Inc.
2.35%	10/04/19		50,000	49,586
Goldman Sachs Group, Inc. (The)
2.55%	10/23/19		175,000	173,885
Goldman Sachs Group, Inc. (The) (GMTN)
7.50%	02/15/19		100,000	102,778
Goldman Sachs Group, Inc. (The) (MTN)
(LIBOR USD 3-Month plus 1.10%)
3.44%	11/15/18	[1]	25,000	25,098
International Lease Finance Corp.
7.13%	09/01/18	[2]	100,000	100,775
Morgan Stanley (GMTN)
(LIBOR USD 3-Month plus 0.55%)
2.90%	02/10/21	[1]	50,000	50,110
Morgan Stanley, Series 3NC2
(LIBOR USD 3-Month plus 0.80%)
3.16%	02/14/20	[1]	150,000	150,469

				993,604

Food — 2.03%
Campbell Soup Co.
(LIBOR USD 3-Month plus 0.50%)
2.83%	03/16/20	[1]	50,000	49,866

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Food (continued)
Conagra Brands, Inc.
(LIBOR USD 3-Month plus 0.50%)
2.84%	10/09/20	[1]	$60,000	$59,731
Danone SA (France)
1.69%	10/30/19	[2,3]	50,000	49,162
Kraft Heinz Foods Co.
6.13%	08/23/18		15,000	15,079
(LIBOR USD 3-Month plus 0.42%)
2.79%	08/09/19	[1]	75,000	75,146
Mondelez International Holdings
Netherlands BV (Netherlands)
1.63%	10/28/19	[2,3]	50,000	49,139
Tyson Foods, Inc.
(LIBOR USD 3-Month plus 0.45%)
2.78%	08/21/20	[1]	50,000	49,962

				348,085

Health Care — 4.06%
Abbott Laboratories
2.35%	11/22/19		8,000	7,957
Anthem, Inc.
2.25%	08/15/19		75,000	74,392
Bayer U.S. Finance LLC
2.38%	10/08/19	[2]	35,000	34,670
Becton Dickinson and Co.
2.68%	12/15/19		50,000	49,687
Boston Scientific Corp.
6.00%	01/15/20		45,000	46,884
CHS/Community Health Systems, Inc.
6.25%	03/31/23		6,000	5,527
8.63%	01/15/24	[2]	5,000	5,037
CVS Health Corp.
2.25%	12/05/18		125,000	124,807
Fresenius Medical Care U.S. Finance II, Inc.
5.63%	07/31/19	[2]	75,000	76,847
6.50%	09/15/18	[2]	35,000	35,233
Hologic, Inc.
4.63%	02/01/28	[2]	2,000	1,888
Humana, Inc.
2.63%	10/01/19		50,000	49,723
Roche Holdings, Inc.
2.25%	09/30/19	[2]	75,000	74,520
Tenet Healthcare Corp.
4.63%	07/15/24	[2]	10,000	9,510
Universal Health Services, Inc.
3.75%	08/01/19	[2]	40,000	40,025
Valeant Pharmaceuticals International
9.25%	04/01/26	[2]	8,000	8,360

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  3

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Valeant Pharmaceuticals International, Inc. (Canada)
5.88%	05/15/23	[2,3]	$5,000	$4,700
6.13%	04/15/25	[2,3]	6,000	5,535
Zimmer Biomet Holdings, Inc.
(LIBOR USD 3-Month plus 0.75%)
3.08%	03/19/21	[1]	40,000	40,072

				695,374

Industrials — 1.75%
BAE Systems Holdings, Inc.
6.38%	06/01/19	[2]	50,000	51,511
Bemis Co., Inc.
6.80%	08/01/19		50,000	51,916
Berry Global, Inc.
5.13%	07/15/23		6,000	5,970
Clean Harbors, Inc.
5.13%	06/01/21		6,000	6,045
General Electric Co. (MTN)
(LIBOR USD 3-Month plus 0.38%)
2.74%	05/05/26	[1]	30,000	29,029
(LIBOR USD 3-Month plus 0.48%)
2.82%	08/15/36	[1]	75,000	63,381
Itron, Inc.
5.00%	01/15/26	[2]	6,000	5,713
WestRock RKT Co.
4.45%	03/01/19		85,000	85,866

				299,431

Information Technology — 1.30%
Analog Devices, Inc.
2.85%	03/12/20		40,000	39,820
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20		55,000	54,278
Dell International LLC/EMC Corp.
3.48%	06/01/19	[2]	25,000	25,069
QUALCOMM, Inc.
1.85%	05/20/19		100,000	99,966
Zayo Group LLC/Zayo Capital, Inc.
5.75%	01/15/27	[2]	4,000	3,940

				223,073

Insurance — 0.46%
Allstate Corp. (The)
(LIBOR USD 3-Month plus 0.43%)
2.76%	03/29/21	[1]	30,000	30,026
Pricoa Global Funding I
1.45%	09/13/19	[2]	50,000	49,089

				79,115

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Materials — 0.80%
Dow Chemical Co. (The)
8.55%	05/15/19		$50,000	$52,407
Georgia-Pacific LLC
2.54%	11/15/19	[2]	50,000	49,594
Monsanto Co.
2.13%	07/15/19		35,000	34,691

				136,692

Real Estate Investment Trust (REIT) — 5.15%
Alexandria Real Estate Equities, Inc.
2.75%	01/15/20		65,000	64,493
American Campus Communities
Operating Partnership LP
3.35%	10/01/20		50,000	49,871
American Tower Corp.
3.40%	02/15/19		75,000	75,180
Boston Properties LP
5.63%	11/15/20		15,000	15,724
5.88%	10/15/19		75,000	77,265
HCP, Inc.
2.63%	02/01/20		100,000	98,804
3.75%	02/01/19		50,000	50,198
MGM Growth Properties Operating Partnership LP/MGP
Finance Co.-Issuer, Inc.
4.50%	01/15/28		6,000	5,475
SBA Communications Corp.
4.00%	10/01/22	[2]	10,000	9,625
SL Green Realty Corp.
5.00%	08/15/18		140,000	140,232
Ventas Realty LP/Ventas Capital Corp.
2.70%	04/01/20		50,000	49,500
VEREIT Operating Partnership LP
3.00%	02/06/19		55,000	54,996
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%	09/17/19	[2]	115,000	114,530
Welltower, Inc.
4.13%	04/01/19		75,000	75,553

				881,446

Retail — 0.87%
Alimentation Couche-Tard, Inc. (Canada)
2.35%	12/13/19	[2,3]	50,000	49,406
Dollar Tree, Inc.
(LIBOR USD 3-Month plus 0.70%)
3.06%	04/17/20	[1]	55,000	55,119
Walgreens Boots Alliance, Inc.
2.70%	11/18/19		45,000	44,782

				149,307

See accompanying notes to Schedule of Portfolio Investments.

4  /  N-Q Report June 2018

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Services — 0.29%
Moody’s Corp.
(LIBOR USD 3-Month plus 0.35%)
2.67%	09/04/18	[1]	$50,000	$50,026

Transportation — 0.39%
Continental Airlines Pass-Through Trust,
Series 2000-2, Class A1
7.71%	04/02/21		23,806	25,178
U.S. Airways Pass-Through Trust,
Series 2001-1, Class G
7.08%	03/20/21		39,934	42,043

				67,221

Total Corporates (Cost $6,478,982)				6,457,587

MORTGAGE-BACKED — 25.55%**
Non-Agency Commercial Mortgage-Backed — 6.80%
COMM 2013-CCRE11 Mortgage Trust,
Series 2013-CR11, Class A1
1.47%	08/10/50		96,052	95,691
Commercial Mortgage Pass Through
Certificates, Series 2016-CR28, Class A1
1.77%	02/10/49		117,288	115,838
Commercial Mortgage Trust,
Series 2006-GG7, Class AM
5.95%	07/10/38	[6]	16,490	16,691
Commercial Mortgage Trust,
Series 2012-CR4, Class XA
1.94%	10/15/45	[4,5,6]	378,360	21,281
DBUBS Mortgage Trust, Series 2011-LC1A,
Class A2
4.53%	11/10/46	[2]	12,749	12,846
GRACE Mortgage Trust,
Series 2014-GRCE, Class A
3.37%	06/10/28	[2]	40,000	40,204
GS Mortgage Securities Trust,
Series 2010-C2, Class A1
3.85%	12/10/43	[2]	15,142	15,306
Irvine Core Office Trust, Series 2013-IRV,
Class A1
2.07%	05/15/48	[2]	5,279	5,142
JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC11, Class C
5.71%	08/12/37	[6]	100,000	100,538
JPMBB Commercial Mortgage Securities
Trust, Series 2013-C14, Class A2
3.02%	08/15/46		60,119	60,154
JPMBB Commercial Mortgage Securities
Trust, Series 2013-C15, Class A2
2.98%	11/15/45		15,098	15,101
JPMBB Commercial Mortgage Securities
Trust, Series 2013-C17, Class A2

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
3.00%	01/15/47		$32,325	$32,308
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C30, Class A2
3.09%	07/15/48		120,000	119,907
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3
4.39%	02/15/46	[2]	102	102
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2013-C13,
Class ASB
3.41%	01/15/46		49,660	50,009
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2013-C16,
Class A2
3.07%	12/15/46		59,666	59,675
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2012-CIBX,
Class A3
3.14%	06/15/45		87,915	87,962
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class XCL (IO)
0.62%	09/15/39	[2,4,5,6]	1,410,665	9,093
Morgan Stanley Capital I Trust 2011-C1,
Class A4
5.03%	09/15/47	[2,6]	99,214	102,760
Morgan Stanley Capital I Trust,
Series 2011-C3, Class A3
4.05%	07/15/49		114,650	115,777
WF-RBS Commercial Mortgage Trust,
Series 2011-C3, Class A3
4.00%	03/15/44	[2]	46,117	46,704
WF-RBS Commercial Mortgage Trust,
Series 2013-C16, Class A2
3.22%	09/15/46		41,508	41,505

				1,164,594

Non-Agency Mortgage-Backed — 7.83%
Ameriquest Mortgage Securities, Inc.,
Series 2005-R3, Class M2
(LIBOR USD 1-Month plus 0.71%)
2.80%	05/25/35	[1]	28,610	28,544
Asset-Backed Funding Certificates,
Series 2006-OPT1, Class A2
(LIBOR USD 1-Month plus 0.14%)
2.23%	09/25/36	[1]	37,666	37,451
Banc of America Funding Trust,
Series 2006-G, Class 2A4
(LIBOR USD 1-Month plus 0.29%)
2.37%	07/20/36	[1]	56,673	56,673
BCAP LLC Trust, Series 2011-RR3,
Class 1A5
3.86%	05/27/37	[2,6]	705	705

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  5

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BCAP LLC Trust, Series 2012-RR11, Class 2A3
2.08%	08/26/36	[2,6]	$45,645	$45,717
BCAP LLC Trust, Series 2014-RR1, Class 3A3 (LIBOR USD 1-Month plus 0.16%)
2.12%	03/26/37	[1,2]	66,326	65,868
Bear Stearns ALT-A Trust, Series 2004-11, Class 1A1 (LIBOR USD 1-Month plus 0.68%)
2.77%	11/25/34	[1]	7,387	7,374
Centex Home Equity Loan Trust, Series 2002-C, Class AF4 (STEP-reset date 08/25/18)
4.98%	06/25/31		4,849	4,856
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE1, Class M2 (LIBOR USD 1-Month plus 0.51%)
2.60%	01/25/36	[1]	19,026	19,081
Countrywide Alternative Loan Trust, Series 2005-27, Class 3A2 (Federal Reserve US 12-Month Cumulative Average plus 1.10%)
2.66%	08/25/35	[1]	23,905	15,791
Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A1 (LIBOR USD 1-Month plus 0.90%)
2.99%	10/25/47	[1]	116,605	116,001
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1 (LIBOR USD 1-Month plus 0.60%)
2.69%	05/25/35	[1]	82,538	76,751
Credit Suisse First Boston Mortgage Securities Corp., Series 1997-2, Class A
7.50%	06/25/20	[2]	142	143
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB1, Class AF (STEP-reset date 08/25/18)
3.95%	01/25/33		14,062	14,179
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1 (LIBOR USD 1-Month plus 1.02%)
3.11%	11/25/33	[1]	17,675	17,318
DSLA Mortgage Loan Trust, Series 2004-AR3, Class 2A2A (LIBOR USD 1-Month plus 0.74%)
2.82%	07/19/44	[1]	5,170	5,163
First Franklin Mortgage Loan Trust, Series 2006-FF4, Class A3

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.28%)
2.52%	03/25/36	[1]	$120,000	$118,156
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1
3.83%	04/19/36	[6]	95,002	89,360
HarborView Mortgage Loan Trust 2005-9, Class 2A1A (LIBOR USD 1-Month plus 0.34%)
2.42%	06/20/35	[1]	24,498	24,093
HarborView Mortgage Loan Trust, Series 2005-4, Class 2A
4.43%	07/19/35	[6]	4,714	4,536
HSI Asset Securitization Corp. Trust 2006-OPT1, Class 2A4 (LIBOR USD 1-Month plus 0.30%)
2.39%	12/25/35	[1]	91,959	91,693
IndyMac Index Mortgage Loan Trust, Series 2004-AR5, Class 2A1A (LIBOR USD 1-Month plus 0.86%)
2.95%	08/25/34	[1]	9,372	8,577
JPMorgan Mortgage Acquisition Trust, Series 2007-CH5, Class A4 (LIBOR USD 1-Month plus 0.16%)
2.25%	06/25/36	[1]	48,452	48,267
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1 (LIBOR USD 1-Month plus 0.56%)
2.65%	10/25/34	[1]	100,360	100,646
Residential Asset Mortgage Products Trust, Series 2004-SL1, Class A2
8.50%	11/25/31		4,097	722
Residential Asset Mortgage Products Trust, Series 2005-RZ3, Class M3 (LIBOR USD 1-Month plus 0.55%)
2.64%	09/25/35	[1]	100,000	99,633
Soundview Home Loan Trust, Series 2006-2, Class M1 (LIBOR USD 1-Month plus 0.33%)
2.42%	03/25/36	[1]	72,227	71,963
Terwin Mortgage Trust, Series 2004-13AL, Class 2PX (IO)
0.34%	08/25/34	[2,4,5]	3,244,974	43,979
WaMu Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
(Federal Reserve US 12-Month Cumulative Average plus 1.40%)
2.96%	06/25/42	[1]	3,976	3,824
Wells Fargo Alternative Loan Trust, Series 2005-2, Class M1 (LIBOR USD 1-Month plus 0.45%)
2.54%	10/25/35	[1]	88,162	88,080

See accompanying notes to Schedule of Portfolio Investments.

6  /  N-Q Report June 2018

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-I, Class A1
3.62%	09/25/33	[6]	$28,219	$28,219
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-I, Class 1A1
3.75%	07/25/34	[6]	6,643	6,679

				1,340,042

U.S. Agency Commercial
Mortgage-Backed — 7.70%
Fannie Mae Multifamily REMIC Trust, Series 2015-M12, Class FA
(LIBOR USD 1-Month plus 0.34%)
2.29%	04/25/20	[1]	1,831	1,832
Fannie Mae-Aces, Series 2012-M2, Class X
0.78%	02/25/22	[6]	117,091	2,292
Fannie Mae-Aces, Series 2013-M14, Class FA (LIBOR USD 1-Month plus 0.35%)
2.44%	08/25/18	[1]	3,674	3,675
Fannie Mae-Aces, Series 2014-M2, Class ASV2
2.78%	06/25/21	[6]	16,434	16,337
Fannie Mae-Aces, Series 2016-M9, Class FA (LIBOR USD 1-Month plus 0.59%)
2.54%	09/25/23	[1]	27,264	27,350
Freddie Mac Multifamily Structured Pass Through Certificates, Series KF35, Class A (LIBOR USD 1-Month plus 0.35%)
2.35%	08/25/24	[1]	99,481	99,720
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF34, Class A (LIBOR USD 1-Month plus 0.36%)
2.36%	08/25/24	[1]	49,992	50,060
Freddie Mac Multifamily Structured Pass-Through Certificates, Series J15F, Class A1
2.36%	07/25/20		72,546	72,202
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K003, Class A4
5.05%	01/25/19		133,896	134,623
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K003, Class A5
5.09%	03/25/19		100,000	101,006
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class A2
4.32%	11/25/19		145,000	147,163

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF04, Class A (LIBOR USD 1-Month plus 0.31%)
2.31%	06/25/21	[1]	$116,857	$116,928
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF05, Class A (LIBOR USD 1-Month plus 0.35%)
2.35%	09/25/21	[1]	7,012	7,019
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF08, Class A (LIBOR USD 1-Month plus 0.30%)
2.30%	01/25/22	[1]	53,137	53,202
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF09, Class A (LIBOR USD 1-Month plus 0.38%)
2.38%	05/25/22	[1]	39,904	39,987
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF10, Class A (LIBOR USD 1-Month plus 0.38%)
2.38%	07/25/22	[1]	69,147	69,284
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF29, Class A (LIBOR USD 1-Month plus 0.36%)
2.36%	02/25/24	[1]	120,676	121,026
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ02, Class A2
2.60%	09/25/20		48,624	48,290
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP04, Class AG1 (LIBOR USD 1-Month plus 0.22%)
2.22%	07/25/20	[1]	100,000	100,122
Ginnie Mae, Series 2010-141, Class B
2.72%	02/16/44		106,274	104,429
Ginnie Mae, Series 2011-142, Class A
2.34%	10/16/40		2,957	2,937

				1,319,484

U.S. Agency Mortgage-Backed — 3.22%
Fannie Mae Pool 464321
4.36%	01/01/20		105,634	107,306
Fannie Mae Pool 468769
3.42%	09/01/18		35,305	35,341
Fannie Mae Pool 802665

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  7

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
(LIBOR USD 6-Month plus 1.74%)
4.24%	12/01/34	[1]	$2,883	$2,932
Fannie Mae Pool AL0851
6.00%	10/01/40		4,838	5,337
Fannie Mae Pool AM6161
2.28%	08/01/19		142,965	142,322
Fannie Mae Pool AM7028 (LIBOR USD 1-Month plus 0.24%)
2.24%	10/01/19	[1]	195,000	194,943
Fannie Mae REMICS, Series 1997-91, Class SL (IO)
(-2.00 X LIBOR USD 1-Month plus 16.00%, 7.50% Cap)
7.50%	11/25/23	[1]	38,320	4,834
Fannie Mae REMICS, Series 2003-11, Class FA (LIBOR USD 1-Month plus 1.00%)
3.09%	09/25/32	[1]	9,301	9,523
Fannie Mae REMICS, Series 2008-47, Class PF (LIBOR USD 1-Month plus 0.50%)
2.59%	06/25/38	[1]	1,053	1,054
Fannie Mae REMICS, Series 2010-109, Class PF (LIBOR USD 1-Month plus 0.40%)
2.49%	10/25/40	[1]	8,304	8,361
Fannie Mae REMICS, Series G-36, Class ZB
7.00%	11/25/21		315	324
Freddie Mac REMICS, Series 2684, Class F (LIBOR USD 1-Month plus 0.90%)
2.97%	01/15/33	[1]	9,180	9,350
Freddie Mac Strips, Series 263, Class F5 (LIBOR USD 1-Month plus 0.50%)
2.57%	06/15/42	[1]	29,248	29,554

				551,181

Total Mortgage-Backed
(Cost $4,416,497)				4,375,301

Issues	Maturity Date		Principal Amount	Value
U.S. TREASURY SECURITIES — 8.82%
U.S. Treasury Notes — 8.82%

2.38%	04/15/21		$1,520,000	$1,510,441

Total U.S. Treasury Securities
(Cost $1,513,680)
Total Bonds – 81.27%
(Cost $13,980,001)				13,919,398

Issues			Shares	Value
MUTUAL FUNDS — 0.66%
Mutual Funds — 0.66%
SPDR S&P500 ETF Trust[7]			418	113,395

Total Mutual Funds
(Cost $114,146)

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 17.25%

Money Market Funds — 2.03%
Morgan Stanley Institutional Liquidity
Funds-Government Portfolio
1.81%[8]			348,000	348,000

U.S. Treasury Bills — 15.22%
U.S. Treasury Bills
1.84%[9]	09/13/18	[10]	820,000	816,882
1.89%[9]	10/04/18		900,000	895,512
U.S. Treasury Bills (WI)
1.94%[9]	10/25/18		900,000	894,437

				2,606,831

Total Short-Term Investments
(Cost $2,954,670)				2,954,831

Total Investments – 99.18%
(Cost $17,048,817)				16,987,624

Cash and Other Assets, Less
Liabilities – 0.82%				140,373

Net Assets – 100.00%				$17,127,997

[1]	Floating rate security. The rate disclosed was in effect at June 30, 2018.

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

See accompanying notes to Schedule of Portfolio Investments.

8  /  N-Q Report June 2018

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $99,174, which is 0.58% of total net assets.

[6]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[7]

SPDR S&P 500 ETF Trust (the “S&P 500 ETF”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The S&P 500 ETF was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the S&P 500 ETF is referred to as a “Unit”. The S&P 500 ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index. You can access the financial statements of this ETF by going to the fund’s homepage at (https:// us.spdrs.com/en/etf/spdr-sp-500-etf-SPY).

[8]	Represents the current yield as of June 30, 2018.

[9]	Represents annualized yield at date of purchase.

[10]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $816,884.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(S&P): Standard and Poor’s

(SPDR): Standard and Poor’s Depositary Receipts

(STEP): Step coupon bond

(USD): U.S. dollar

(WI): When issued

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
S&P 500 E Mini Index	124	09/21/18	$16,868,650	$(362,318)	$(362,318)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  9

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 93.48%
BANK LOANS — 89.10%*
Automotive — 0.52%
Goodyear Tire & Rubber Co. (The), Term Loan, 2nd Lien
(LIBOR plus 2.00%)
4.05%	03/03/25	[1]	$1,000,000	$1,002,655
Tenneco, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
5.09%	06/18/25	[1]	350,000	347,158

				1,349,813

Communications — 14.21%
Altice Financing SA, Term Loan B, 1st Lien
(LIBOR plus 2.75%)
5.10%	01/31/26	[1]	995,000	978,085
Beasley Mezzanine Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
6.09%	11/17/23	[1]	488,889	493,778
CenturyLink, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.84%	01/31/25	[1]	995,000	976,135
Charter Communications Operating LLC, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.10%	04/30/25	[1]	1,990,000	1,989,532
CSC Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.32%	07/17/25	[1]	620,272	617,106
Entercom/CBS Radio, Inc., Term Loan B1, 1st Lien
(LIBOR plus 2.75%)
4.84%	11/18/24	[1]	746,250	737,668
GoWireless, Inc., Term Loan B, 1st Lien
(LIBOR plus 6.50%)
8.59%	12/22/24	[1]	731,250	725,766
GTT Communications, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.88%	05/31/25	[1]	1,000,000	987,190
Intelsat Jackson Holdings SA, Term Loan B4, 1st Lien (Luxembourg)
(LIBOR plus 4.50%)
6.60%	01/02/24	[1,2]	500,000	520,625
Intelsat Jackson Holdings SA,
Term Loan B5, 1st Lien (Luxembourg)
6.63%	01/02/24	[2]	500,000	517,230
Lamar Media Corp., Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.88%	03/14/25	[1]	1,446,375	1,447,879
LSF9 Atlantis Holdings LLC, Term Loan B, 1st Lien

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
(LIBOR plus 6.00%)
8.00%	05/01/23	[1]	$731,250	$725,309
MacDonald Dettwiler & Associates Ltd., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.85%	10/04/24	[1]	1,492,500	1,488,769
Mediarena Acquisition BV, Term Loan, 1st Lien
(LIBOR plus 5.75%)
8.06%	08/13/21	[1]	314,190	314,419
Merrill Communications LLC, Term Loan, 1st Lien
(LIBOR plus 5.25%)
7.61%	06/01/22	[1]	437,496	442,965
Mission Broadcasting, Inc., Term Loan, 1st Lien
(LIBOR plus 2.50%)
4.48%	01/17/24	[1]	41,740	41,781
New Insight Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 5.50%)
7.86%	12/20/24	[1]	497,500	490,038
Nexstar Broadcasting Group, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.48%	01/17/24	[1]	321,398	321,716
Radiate Holdco LLC, Term Loan B, 1st Lien
(LIBOR plus 3.00%)
5.09%	02/01/24	[1]	994,962	981,824
Sable International Finance Ltd., Term Loan B4, 1st Lien
(LIBOR plus 3.25%)
5.34%	02/02/26	[1]	500,000	500,730
SBA Communications, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.10%	04/04/25	[1]	2,025,000	2,014,328
Sinclair Broadcast Group, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.84%	12/12/24	[1]	500,000	499,065
Sinclair Broadcast Group, Inc., Term Loan B2, 1st Lien
(LIBOR plus 2.25%)
4.35%	01/03/24	[1]	1,960,181	1,954,457
Springer Science & Business Media GMBH, Term Loan B13, 1st Lien
(LIBOR plus 3.50%)
5.59%	08/15/22	[1]	934,749	934,945
Sprint Communications, Inc., Term Loan B, 1st Lien

See accompanying notes to Schedule of Portfolio Investments.

10  /  N-Q Report June 2018

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
(LIBOR plus 2.50%)
4.63%	02/02/24	[1]	$1,994,949	$1,988,715
TDC A/S, Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.59%	06/11/25	[1]	1,500,000	1,499,535
Tribune Media Co., Term Loan B, 1st Lien
(LIBOR plus 3.00%)
5.09%	12/27/20	[1]	41,215	41,318
Tribune Media Co., Term Loan C, 1st Lien
(LIBOR plus 3.00%)
5.09%	01/27/24	[1]	513,695	514,016
Unitymedia Finance LLC, Term Loan D, 1st Lien
(LIBOR plus 2.25%)
4.32%	01/15/26	[1]	2,500,000	2,484,600
Univision Communications, Inc., Term Loan C5, 1st Lien
(LIBOR plus 2.75%)
4.84%	03/15/24	[1]	2,569,211	2,486,791
UPC Financing Partnership, Term Loan AR, 1st Lien
(LIBOR plus 2.50%)
4.57%	01/15/26	[1]	1,500,000	1,485,105
Virgin Media Bristol LLC, Term Loan K, 1st Lien
(LIBOR plus 2.50%)
4.57%	01/15/26	[1]	1,000,000	994,065
WideOpenWest Finance LLC, Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.34%	08/18/23	[1]	1,941,172	1,858,673
Windstream Services LLC, Term Loan B6, 1st Lien
(LIBOR plus 4.00%)
6.09%	03/29/21	[1]	1,319,717	1,257,030
Windstream Services LLC, Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.34%	02/17/24	[1]	590,974	523,308
Ziggo Secured Finance, Term Loan E, 1st Lien
(LIBOR plus 2.50%)
4.57%	04/15/25	[1]	945,114	936,206

				36,770,702

Consumer Discretionary — 7.89%
AI Aqua Merger Sub, Inc., Term Loan B1, 1st Lien
(LIBOR plus 3.25%)
5.34%	12/13/23	[1]	500,000	498,283

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Consumer Discretionary (continued)
AI Aqua Zip Bidco Pty Ltd., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.34%	12/13/23	[1]	$1,492,500	$1,487,373
Alphabet Holding Co., Inc., Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.59%	09/26/24	[1]	496,250	463,498
Arterra Wines Canada, Inc., Term Loan B1, 1st Lien (Canada)
(LIBOR plus 2.75%)
5.07%	12/15/23	[1,2]	1,970,000	1,962,612
Boing US Holdco, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.61%	10/03/24	[1]	995,006	998,116
Burlington Coat Factory Warehouse Corp., Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.60%	11/17/24	[1]	645,534	647,955
Cineworld Finance U.S., Inc., Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.59%	02/28/25	[1]	997,500	991,715
Citycenter Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.34%	04/18/24	[1]	1,732,500	1,726,471
Four Seasons Hotels, Ltd., Term Loan B
(LIBOR plus 2.00%)
4.09%	11/30/23	[1]	985,000	979,770
Hilton Worldwide Finance LLC, Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.84%	10/25/23	[1]	591,902	592,517
National Cinemedia LLC, Term Loan B, 1st Lien
(LIBOR plus 3.00%)
5.08%	06/20/25	[1]	500,000	500,860
Nielsen Finance LLC, Term Loan, B4, 1st Lien
(LIBOR plus 2.00%)
4.05%	10/04/23	[1]	1,231,312	1,231,940
PlayCore, Inc., Term Loan, 1st Lien
(LIBOR plus 3.75%)
6.20%	09/30/24	[1,3]	437,173	437,719
Refresco, Term Loan B3, 1st Lien
(LIBOR plus 3.25%)
5.59%	03/28/25	[1]	2,000,000	2,002,500
Reynolds Group Holdings, Inc., Term Loan B, 1st Lien

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  11

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Consumer Discretionary (continued)
(LIBOR plus 2.75%)
4.84%	02/05/23	[1]	$944,273	$943,484
SMG U.S. Midco 2, Inc., Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.34%	01/23/25	[1]	498,750	498,750
Spin Holdco, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.34%	11/14/22	[1]	1,485,000	1,481,688
Stars Group Holdings BV, Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.83%	07/10/25	[1]	1,000,000	995,000
Wyndham Hotels & Resorts, Inc. Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.73%	05/30/25	[1]	500,000	499,845
Yum! Brands, Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.84%	04/03/25	[1]	1,473,881	1,461,449

				20,401,545

Consumer Products — 0.76%
Hoffmaster Group, Inc., Term Loan, 1st Lien
(LIBOR plus 4.00%)
6.09%	11/21/23	[1]	985,000	989,314
Shearer’s Foods LLC, Term Loan, 1st Lien
(LIBOR plus 4.25%)
6.34%	06/30/21	[1]	997,341	986,121

				1,975,435

Electric — 1.76%
Calpine Construction Finance Co. LP, Term Loan, 1st Lien
(LIBOR plus 2.50%)
4.59%	01/15/25	[1]	522,665	521,719
Calpine Corp., Term Loan B8, 1st Lien
(LIBOR plus 1.75%)
3.85%	12/31/19	[1]	246,875	246,922
Chief Power Finance LLC, Term Loan B, 1st Lien
(LIBOR plus 4.75%)
6.85%	12/31/20	[1,4,5]	950,755	869,152
EIF Channelview Cogeneration LLC, Term Loan B, 1st Lien
(LIBOR plus 4.25%)
6.35%	05/03/25	[1]	500,000	503,375
Moxie Liberty (Panda), Term Loan, 1st Lien
(LIBOR plus 6.50%)
8.83%	08/21/20	[1]	1,568,362	1,479,483

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Electric (continued)
Panda Power Funds, Term Loan B1, 1st Lien
(LIBOR plus 5.75%)
8.08%	12/19/20	[1,4,5]	$938,545	$930,919

				4,551,570

Energy — 2.62%
Contura Energy, Inc., Term Loan, 1st Lien
(LIBOR plus 5.00%)
7.10%	03/18/24	[1]	477,096	479,184
EG Group LLC, Term Loan B, 1st Lien
(LIBOR plus 4.00%)
6.33%	02/07/25	[1]	1,246,875	1,237,991
EMG Utica LLC, Term Loan B, 1st Lien
(LIBOR plus 3.75%)
6.08%	03/27/20	[1,4,5]	1,448	1,458
6.25%	03/27/20	[1,4,5]	560,486	564,339
Energizer Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.59%	06/20/25	[1]	1,000,000	1,001,250
Glass Mountain Pipeline Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 4.50%)
6.83%	12/23/24	[1]	498,750	496,880
Hfotco LLC, Term Loan B, 1st Lien
(LIBOR plus 2.75%)
5.09%	06/26/25	[1]	750,000	749,768
Traverse Midstream Partners LLC, Term Loan B, 1st Lien
(LIBOR plus 4.00%)
6.34%	09/27/24	[1]	1,000,000	1,001,160
Vistra Operations Co., LLC, Term Loan B3, 1st Lien
(LIBOR plus 2.00%)
4.33%	12/31/25	[1]	1,246,835	1,240,514

				6,772,544

Finance — 6.66%
Angus Chemical, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.34%	02/02/22	[1]	404,168	404,926
Aspen Dental, Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.34%	04/30/25	[1]	1,000,000	998,755
Auris Luxembourg III SARL, Term Loan B, 1st Lien (Luxembourg)
(LIBOR plus 3.00%)
5.33%	01/17/22	[1,2]	1,441,496	1,446,455

See accompanying notes to Schedule of Portfolio Investments.

12  /  N-Q Report June 2018

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Finance (continued)
Canyon Valor Cos., Inc., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.58%	06/16/23	[1]	$572,312	$572,312
CBAC Borrower LLC, Term Loan B, 1st Lien
(LIBOR plus 4.00%)
6.09%	07/07/24	[1]	1,290,250	1,295,895
Clarivate Analytics, Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.34%	10/03/23	[1,4,5]	1,464,643	1,462,263
Deerfield Holdings Corp., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.58%	02/13/25	[1]	748,125	746,098
Delos Finance SARL, Term Loan B, 1st Lien
(LIBOR plus 1.75%)
4.08%	10/06/23	[1]	2,500,000	2,503,125
First Eagle Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.00%)
5.33%	12/01/22	[1]	1,739,447	1,751,684
Helix Gen Funding LLC, Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.84%	06/03/24	[1]	921,493	924,566
Midas Intermediate Holdco II LLC, Term Loan B, 1st Lien
(LIBOR plus 2.75%)
5.08%	08/18/21	[1]	1,466,905	1,422,898
Telenet Financing USD LLC, Term Loan AN, 1st Lien
(LIBOR plus 2.25%)
4.32%	08/15/26	[1]	1,250,000	1,240,231
UFC Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.35%	08/18/23	[1]	1,477,500	1,480,455
WP Deluxe Merger Sub, Inc., Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.58%	07/19/24[1]		995,000	991,896

				17,241,559

Food — 2.59%
American Seafoods Group LLC, Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.85%	08/21/23	[1]	800,938	798,935
Chobani LLC, Term Loan B, 1st Lien

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Food (continued)
(LIBOR plus 3.50%)
5.59%	10/10/23	[1]	$985,039	$987,295
Del Monte Foods, Inc., Term Loan, 1st Lien (PRIME plus 2.25%)
7.25%	02/18/21	[1]	1,250	1,050
(LIBOR plus 3.25%)
5.58%	02/18/21	[1]	477,500	401,339
Hearthside Group Holdings LLC, Term Loan, 1st Lien
(LIBOR plus 3.00%)
5.09%	05/23/25	[1]	1,000,000	992,125
Hostess Brands LLC, Term Loan, 1st Lien
(LIBOR plus 2.25%)
4.34%	08/03/22	[1]	980,131	975,539
Houston Foods, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.75%)
6.09%	06/27/25	[1]	1,300,000	1,295,125
Utz Quality Foods LLC, Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.59%	11/13/24	[1]	1,246,875	1,253,502

				6,704,910

Gaming — 7.46%
Affinity Gaming, Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.34%	07/03/23	[1]	471,387	466,676
Caesars Entertainment LLC, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.09%	10/06/24	[1]	996,247	990,230
Caesars Resort Collection LLC, Term Loan, 1st Lien
(LIBOR plus 2.75%)
4.84%	12/22/24	[1]	1,492,500	1,490,164
Churchill Downs, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.10%	12/27/24	[1]	1,557,175	1,559,121
Cyan Blue Holdco 3 Ltd., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.84%	08/25/24	[1]	990,025	990,228
Gateway Casinos & Entertainment Ltd., Term Loan B, 1st Lien
(LIBOR plus 3.00%)
5.47%	12/01/23	[1]	500,000	501,408
Golden Entertainment, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.00%)
5.10%	10/21/24	[1]	1,492,500	1,491,575

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  13

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Gaming (continued)
Golden Entertainment, Inc., Term Loan, 2nd Lien
(LIBOR plus 7.00%)
9.10%	10/20/25	[1]	$500,000	$508,125
Golden Nugget, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.80%	10/04/23	[1]	644,953	645,314
4.84%	10/04/23	[1]	839,923	840,393
Greektown Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 3.00%)
5.09%	04/25/24	[1]	1,485,000	1,482,527
GVC Holdings PLC, Term Loan B2, 1st Lien
(LIBOR plus 2.50%)
4.60%	03/29/24	[1]	1,496,250	1,495,322
Las Vegas Sands LLC, Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.84%	03/27/25	[1]	2,444,174	2,430,646
Penn National Gaming, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.59%	01/19/24	[1]	1,235,000	1,240,403
Station Casinos LLC, Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.60%	06/08/23	[1]	1,431,320	1,428,636
Tropicana Entertainment, Inc., Term Loan, 1st Lien
(LIBOR plus 3.00%)
5.09%	11/27/20	[1]	293,333	294,433
Yonkers Racing Corp., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.35%	05/31/24	[1]	1,445,406	1,450,826

				19,306,027

Health Care — 11.47%
Acadia Healthcare Co., Inc., Term Loan B3, 1st Lien
(LIBOR plus 2.50%)
4.59%	02/11/22	[1]	942,014	946,050
Acadia Healthcare Co., Inc., Term Loan B4, 1st Lien
(LIBOR plus 2.50%)
4.59%	02/16/23	[1]	285,517	286,741
American Renal Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.34%	06/14/24	[1]	1,475,776	1,472,087
BCPE Eagle Buyer LLC, Term Loan, 1st Lien

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Health Care (continued)
(LIBOR plus 4.25%)
6.34%	03/13/24	[1]	$1,383,244	$1,317,540
Carestream Dental Equipment, Inc., Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.58%	09/01/24	[1]	992,500	993,120
DaVita, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.84%	06/24/21	[1]	960,000	963,686
Endo Luxembourg Finance I Co. SARL, Term Loan B, 1st Lien (Luxembourg)
(LIBOR plus 4.25%)
6.38%	04/29/24	[1,2]	489,389	489,389
Genoa Healthcare LLC, Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.34%	10/30/23	[1]	495,000	496,134
Greatbatch Ltd. Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.30%	10/27/22	[1]	1,116,886	1,121,074
Heartland Dental LLC, Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.84%	04/30/25	[1,6]	1,739,130	1,731,522
Inovalon Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.56%	04/02/25	[1]	1,000,000	975,625
Iqvia, Inc., Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
4.08%	06/11/25	[1]	500,000	496,250
Kindred At Home, Delayed-Draw Term Loan, 1st Lien
3.75%	07/02/25	[1]	576,923	574,038
Kindred At Home, Term Loan, 1st Lien
(LIBOR plus 3.75%)
6.09%	07/02/25	[1]	923,077	918,462
Kindred At Home, Term Loan, 2nd Lien
(LIBOR plus 7.00%)
9.34%	06/22/26	[1]	250,000	253,750
Lantheus Medical Imaging, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.84%	06/30/22	[1]	987,500	994,289
Medical Solutions Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.84%	06/14/24	[1]	992,513	993,341
MPH Acquisition Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.75%)
5.08%	06/07/23	[1]	1,262,248	1,257,022

See accompanying notes to Schedule of Portfolio Investments.

14  /  N-Q Report June 2018

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Health Care (continued)
Navicure, Inc., Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.84%	11/01/24	[1]	$1,094,500	$1,094,500
NMSC Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 5.00%)
7.45%	04/19/23	[1]	677,338	674,798
Ortho-Clinical Diagnostics SA, Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.34%	06/30/25	[1]	500,000	498,595
Pharmerica Corp., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.55%	12/06/24	[1]	997,500	997,969
Prospect Medical Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 5.50%)
7.50%	02/22/24	[1]	985,006	985,006
Romulus Merger Sub LLC, Term Loan, 1st Lien
(LIBOR plus 2.75%)
4.84%	02/14/25	[1,7]	1,541,591	1,514,613
Surgery Center Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.35%	09/02/24	[1]	744,375	743,519
Tecomet, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.50%	05/01/24	[1]	708,461	708,022
UIC Merger Sub, Inc., Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.34%	08/30/24	[1]	1,491,244	1,489,752
Valeant Pharmaceuticals International, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.98%	06/02/25	[1]	2,196,298	2,191,730
Wink Holdco, Inc., Term Loan, 1st Lien
(LIBOR plus 3.00%)
5.09%	12/01/24	[1]	1,246,244	1,240,206
Wink Holdco, Inc., Term Loan, 2nd Lien
(LIBOR plus 6.75%)
8.85%	12/01/25	[1]	250,000	249,271
WW Medical & Healthcare Holdings Corp., Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.84%	01/23/25	[1]	997,500	1,001,869

				29,669,970

Industrials — 11.04%
Agro Merchants Intermediate Holdings LLC, Term Loan, 1st Lien

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Industrials (continued)
(LIBOR plus 3.75%)
6.08%	12/06/24	[1]	$1,537,490	$1,543,255
ATS Consolidated, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.84%	02/28/25	[1]	498,750	502,284
Berry Global, Inc., Term Loan Q, 1st Lien
(LIBOR plus 2.00%)
4.05%	10/01/22	[1]	196,002	196,020
4.09%	10/01/22	[1]	303,998	304,025
Berry Global, Inc., Term Loan R, 1st Lien
(LIBOR plus 2.00%)
4.05%	01/19/24	[1]	493,750	493,649
CH Guenther Parent LLC, Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.84%	03/31/25	[1]	1,000,000	997,500
Clean Harbors, Inc., Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.84%	06/30/24	[1]	1,838,981	1,838,981
CPI Holdco LLC, Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.59%	03/21/24	[1]	1,975,007	1,987,766
Crown Americas LLC, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.31%	04/03/25	[1]	2,000,000	2,004,160
Flora Food Group, Term Loan B
(LIBOR plus 3.00%)
5.09%	07/02/25	[1]	1,000,000	992,505
GoodPack, Term Loan B, 1st Lien
(LIBOR plus 3.75%)
6.08%	09/11/23	[1]	1,995,000	1,999,160
Infiltrator Water Technologies LLC, Term Loan B, 1st Lien
(LIBOR plus 3.00%)
5.33%	05/27/22	[1]	1,460,361	1,464,932
Jade Germany GMBH, Term Loan, 1st Lien (Germany)
(LIBOR plus 5.50%)
7.95%	05/31/23	[1,2]	990,000	995,257
Macdermid, Inc., Term Loan B6, 1st Lien
(LIBOR plus 3.00%)
5.09%	06/07/23	[1]	771,621	773,631
Multi-Color Corp., Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.34%	10/31/24	[1]	497,500	497,913
OSG Bulk Ships, Inc., Term Loan B-Exit, 1st Lien

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  15

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Industrials (continued)
(LIBOR plus 4.25%)
6.77%	08/05/19	[1]	$662,902	$659,587
Penn Engineering & Manufacturing Corp., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.84%	06/27/24	[1]	742,500	743,428
PGT Innovations, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.59%	02/16/22	[1]	399,954	402,953
PGT Innovations, Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.59%	02/16/22	[1]	14,815	14,926
PLZ Aeroscience Corp., Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.81%	07/31/22	[1]	104,277	104,799
5.83%	07/31/22	[1]	1,205,712	1,211,740
5.84%	07/31/22	[1]	383,598	385,516
Pro Mach Group, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.00%)
5.02%	03/07/25	[1]	997,500	986,403
ProAmpac PG Borrower LLC, Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.58%	11/20/23	[1]	869,499	866,782
5.60%	11/20/23	[1]	266,179	265,347
5.60%	11/20/23	[1]	101,299	100,982
5.86%	11/20/23	[1]	240,523	239,772
Spectrum Holdings III Corp., Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.34%	01/31/25	[1,8]	453,863	453,107
Synagro Infrastructure, Term Loan, 1st Lien
(LIBOR plus 5.50%)
7.83%	08/21/20	[1,4,5]	923,372	844,885
Transcendia Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.59%	05/30/24	[1]	1,488,769	1,487,846
Transdigm, Inc., Term Loan F, 1st Lien
(LIBOR plus 2.50%)
4.59%	06/09/23	[1]	485,128	482,884
TricorBraun, Inc., Term Loan, 1st Lien
(LIBOR plus 3.75%)
6.08%	11/30/23	[1]	1,343,182	1,344,303
TricorBraun, Inc., Delayed-Draw Term Loan, 1st Lien
(LIBOR plus 3.75%)
6.08%	11/30/23	[1]	135,341	135,454

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Industrials (continued)
Tyco International Holdings SARL, Term Loan
(LIBOR plus 1.38%)
3.38%	03/02/20	[1,4,5]	$496,875	$496,410
Zep, Inc., Term Loan B, 1st Lien
(LIBOR plus 4.00%)
6.33%	08/12/24	[1]	744,375	728,866

				28,547,028

Information Technology — 7.80%
Ascend Learning LLC, Term Loan B, 1st Lien
(LIBOR plus 3.00%)
5.09%	07/12/24	[1]	992,500	991,259
Change Healthcare Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.84%	03/01/24	[1]	490,019	488,946
Ciena Corp., Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.58%	01/28/22	[1]	199,252	200,248
Dell International LLC, Term Loan A3, 1st Lien
(LIBOR plus 1.50%)
3.60%	12/31/18	[1]	336,910	336,615
Dell International LLC, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.10%	09/07/23	[1]	1,356,509	1,351,639
Digicert Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 4.75%)
6.84%	10/31/24	[1]	997,500	998,123
First Data Corp., Term Loan, 1st Lien
(LIBOR plus 2.00%)
4.09%	07/08/22	[1]	263,887	263,062
4.09%	04/26/24	[1]	1,528,184	1,521,223
Microchip Technology, Inc., Term Loan, 1st Lien
(LIBOR plus 2.00%)
4.10%	05/29/25	[1]	500,000	500,105
Oberthur Technologies Group SAS, Term Loan B1, 1st Lien
(LIBOR plus 3.75%)
6.08%	01/10/24	[1]	1,481,250	1,478,776
Ocean Bidco, Inc., Term Loan B, 1st Lien
(LIBOR plus 5.00%)
7.33%	03/21/25	[1]	744,375	749,027
Peak 10 Holding Corp., Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.83%	08/01/24	[1]	248,125	245,994
Perspecta, Inc., Term Loan B, 1st Lien

See accompanying notes to Schedule of Portfolio Investments.

16  /  N-Q Report June 2018

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Information Technology (continued)
(LIBOR plus 2.25%)
4.34%	05/30/25	[1]	$500,000	$502,188
Project Alpha Intermediate Holdings Inc., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.99%	04/26/24	[1]	990,000	986,288
Quintiles IMS, Inc., Term Loan B2, 1st Lien
(LIBOR plus 2.00%)
4.33%	01/17/25	[1]	992,500	991,567
Scientific Games International, Inc., Term Loan B5, 1st Lien
(LIBOR plus 2.75%)
4.84%	08/14/24	[1]	287,455	285,929
4.92%	08/14/24	[1]	1,208,795	1,202,376
Sophia LP, Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.58%	09/30/22	[1]	1,197,192	1,194,199
Sound Inpatient Physicians, Inc., Term Loan, 1st Lien
(LIBOR plus 3.00%)
5.10%	06/27/25	[1]	1,500,000	1,503,758
SS&C Technologies, Inc., Term Loan B3, 1st Lien
(LIBOR plus 2.50%)
4.59%	04/16/25	[1]	1,397,155	1,399,188
SS&C Technology Holdings Europe SARL, Term Loan B4, 1st Lien
(LIBOR plus 2.50%)
4.59%	04/16/25	[1]	528,562	529,331
TierPoint LLC, Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.84%	05/06/24	[1]	469,505	458,063
Vantiv LLC, Term Loan B4, 1st Lien
(LIBOR plus 1.75%)
3.79%	08/09/24	[1]	997,500	995,006
Zotec Partners LLC, Term Loan, 1st Lien
(LIBOR plus 5.00%)
7.09%	02/14/24[1]		993,750	998,719

				20,171,629

Insurance — 0.82%
Alliant Insurance, Term Loan B, 1st Lien
(LIBOR plus 3.00%)
5.05%	05/09/25	[1]	1,132,627	1,126,539
Assuredpartners, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.34%	10/22/24	[1]	489,068	487,542
Hyperion Insurance Group Ltd., Term Loan B, 1st Lien

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Insurance (continued)
(LIBOR plus 3.50%)
5.63%	12/20/24	[1]	$497,500	$498,993

				2,113,074

Materials — 2.70%
Archroma Finance SARL,Term Loan B2, 1st Lien (Switzerland)
(LIBOR plus 4.25%)
6.59%	08/12/24	[1,2]	744,375	743,913
Cyanco Intermediate Corp., Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.59%	03/16/25	[1]	498,750	499,373
Dubois Chemicals, Inc., Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.34%	03/15/24	[1]	1,729,904	1,736,391
Flex Acquisition Co., Inc., Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.75%	06/29/25	[1]	1,500,000	1,499,370
Israel Chemicals Ltd., Term Loan, 1st Lien
(LIBOR plus 3.00%)
5.10%	03/28/25	[1]	498,750	499,166
WR Grace & Co., Term Loan B1
(LIBOR plus 1.75%)
4.08%	04/03/25	[1]	736,842	735,766
WR Grace & Co., Term Loan B2
(LIBOR plus 1.75%)
4.08%	04/03/25[1]		1,263,158	1,261,314

				6,975,293

Real Estate Investment Trust (REIT) — 1.85%
DTZ U.S. Borrower LLC, Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.56%	11/04/21	[1]	300,099	300,132
5.58%	11/04/21	[1]	15,856	15,858
5.61%	11/04/21	[1]	134,214	134,228
Lightstone Holdco LLC, Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.84%	01/30/24	[1]	452,717	455,087
Lightstone Holdco LLC, Term Loan C, 1st Lien
(LIBOR plus 3.75%)
5.84%	01/30/24	[1]	28,986	29,137
MGM Growth Properties Operating Partnership LP, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.09%	04/25/23	[1]	1,958,684	1,951,946
VICI Properties 1 LLC, Term Loan, 1st Lien

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  17

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Real Estate Investment Trust (REIT) (continued)
(LIBOR plus 2.00%)
4.08%	12/20/24	[1]	$1,909,091	$1,898,954

				4,785,342

Retail — 0.96%
BC ULC/New Red Finance, Inc., Term Loan B, 1st Lien (Canada)
(LIBOR plus 2.25%)
4.34%	02/16/24	[1,2]	1,979,920	1,974,040
IRB Holding Corp., Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.25%	02/05/25	[1]	498,750	500,204

				2,474,244

Services — 5.93%
Aramark Services, Inc., Term Loan, 1st Lien
(LIBOR plus 1.75%)
4.08%	03/11/25	[1]	1,995,000	1,995,628
Carlisle Foodservice Products, Inc. Term Loan, 1st Lien
(LIBOR plus 3.00%)
5.09%	03/20/25	[1,9]	406,956	404,160
CIBT Global, Inc. Term Loan, 1st Lien
(PRIME plus 2.75%)
7.75%	06/03/24	[1]	743,120	745,907
EHS Hospitality, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.09%	08/30/23	[1]	1,405,033	1,398,711
Epic Y-Grade Services LP, Term Loan B, 1st Lien
(LIBOR plus 5.50%)
7.59%	06/07/25	[1]	250,000	246,250
GFL Environmental, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
5.08%	05/30/25	[1,10]	1,334,254	1,327,583
Mister Car Wash Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.70%	08/20/21	[1]	975,086	979,352
PODS LLC, Term Loan, 1st Lien (LIBOR plus 2.75%)
4.78%	12/06/24	[1]	1,496,233	1,492,866
Powerteam Services LLC, Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.58%	03/06/25	[1]	997,500	987,216
Powerteam Services LLC, Term Loan, 2nd Lien

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Services (continued)
(LIBOR plus 7.25%)
9.58%	03/06/26	[1]	$750,000	$750,938
Prime Security Services Borrower LLC, Term Loan, 1st Lien
(LIBOR plus 2.75%)
4.84%	05/02/22	[1]	1,127,889	1,123,851
St. George’s University LLC, Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.85%	07/06/22	[1]	450,457	454,680
TKC Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.85%	02/01/23	[1]	1,437,029	1,436,131
University Support Services LLC, Delayed-Draw Term Loan B, 1st Lien
0.00%	06/20/25	[1]	237,288	237,881
University Support Services LLC, Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.84%	06/20/25	[1]	762,712	764,619
WorldStrides, Inc., Delayed-Draw Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.00%	12/15/24	[1]	76,087	76,277
WorldStrides, Inc., Term Loan B, 1st Lien
(LIBOR plus 4.00%)
6.34%	12/16/24[1]		921,413	923,717

				15,345,767

Transportation — 2.06%
Air Canada, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.09%	10/06/23	[1]	992,500	996,842
American Airlines, Inc., Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.85%	06/27/25	[1]	1,293,406	1,271,980
Arctic LNG Carriers Ltd., Term Loan B, 1st Lien
(LIBOR plus 4.50%)
6.59%	05/18/23	[1]	495,000	497,012
Commercial Barge Line Co., Term Loan B, 1st Lien
(LIBOR plus 8.75%)
10.84%	11/12/20	[1]	186,842	130,818
International Seaways, Inc., Term Loan, 1st Lien
(LIBOR plus 6.00%)
7.99%	06/22/22	[1]	1,471,875	1,474,635
Navios Maritime Partners LP, Term Loan B, 1st Lien (Greece)

See accompanying notes to Schedule of Portfolio Investments.

18  /  N-Q Report June 2018

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Transportation (continued)
(LIBOR plus 5.00%)
7.33%	09/14/20	[1,2]	$940,468	$954,575

				5,325,862

Total Bank Loans (Cost $230,891,166)				230,482,314

CORPORATES — 4.21%*
Communications — 1.01%
Altice U.S. Finance I Corp.
5.50%	05/15/26	[11]	500,000	483,750
CSC Holdings LLC
5.38%	02/01/28	[11]	1,000,000	927,500
6.75%	11/15/21		1,000,000	1,050,000
Sprint Communications, Inc.
9.00%	11/15/18	[11]	148,000	151,330

				2,612,580

Finance — 0.97%
Citigroup, Inc.
2.88%	08/25/36	[1]	1,800,000	1,533,136
Goldman Sachs Group, Inc. (The) (MTN)
3.85%	07/08/24		980,000	972,665

				2,505,801

Health Care — 0.84%
CHS/Community Health Systems, Inc.
5.13%	08/01/21		250,000	232,813
CVS Health Corp.
3.05%	03/09/21	[1]	1,000,000	1,005,429
Surgery Center Holdings, Inc.
6.75%	07/01/25	[11]	500,000	476,875
Valeant Pharmaceuticals International, Inc. (Canada)
6.13%	04/15/25	[2,11]	500,000	461,250

				2,176,367

Industrials — 0.87%
General Electric Co. (MTN)
(LIBOR USD 3-Month plus 0.48%)
2.82%	08/15/36	[1]	850,000	718,323
Sealed Air Corp.
5.25%	04/01/23	[11]	1,500,000	1,537,500

				2,255,823

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Retail — 0.26%
Cumberland Farms, Inc.
6.75%	05/01/25	[11]	$650,000	$661,375

Transportation — 0.26%
American Airlines Pass-Through Trust,
Series 2013-2, Class B
5.60%	07/15/20	[11]	669,643	685,112

Total Corporates (Cost $10,865,093)				10,897,058

MUNICIPAL BONDS — 0.17%*
California — 0.17%
State of California, Build America Bonds
7.95%	03/01/36		400,000	431,608

Total Municipal Bonds (Cost $379,926)

Total Bonds – 93.48% (Cost $242,136,185)				241,810,980

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 10.40%
Foreign Government Obligations — 2.63%
Japan Treasury Discount Bill, Series 748 (Japan)
0.00%[12]	07/02/18	[2]	755,000,000	6,816,777

Money Market Funds — 2.85%
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
1.81%[13]			7,371,000	7,371,000

U.S. Treasury Bills — 4.92%
U.S. Treasury Bills
1.91%[12]	10/11/18		3,000,000	2,983,808
1.93%[12]	10/18/18		8,300,000	8,251,881
U.S. Treasury Bills (WI)
1.94%[12]	10/25/18		1,500,000	1,490,728

				12,726,417

Total Short-Term Investments (Cost $27,182,483)				26,914,194

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  19

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Value
Total Investments – 103.88%
(Cost $269,318,668)	$268,725,174

Net unrealized (depreciation) on unfunded commitments (0.00)%	(10,352)

Liabilities in Excess of Other
Assets – (3.88)%	(10,036,129)

Net Assets – 100.00%	$258,678,693

[1]	Floating rate security. The rate disclosed was in effect at June 30, 2018.

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[3]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $59,598, at an interest rate of 3.75% and a maturity of September 18, 2024. The investment is accruing an unused commitment fee of 0.25% per annum.

[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $5,169,426, which is 2.00% of total net assets.

[6]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $259,728, at an interest rate of 1.88% and a maturity of April 30, 2025. The investment is not accruing an unused commitment fee.

[7]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $446,591, at an interest rate of 1.00% and a maturity of February 14, 2025. The investment is not accruing an unused commitment fee.

[8]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $44,925, at an interest rate of 1.00% and a maturity of January 31, 2025. The investment is accruing an unused commitment fee of 0.13% per annum.

[9]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $91,392, at an interest rate of 1.00% and a maturity of March 20, 2025. The investment is not accruing an unused commitment fee.

[10]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $164,917, at an interest rate of 0.50% and a maturity of May 30, 2025. The investment is not accruing an unused commitment fee.

[11]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[12]	Represents annualized yield at date of purchase.

[13]	Represents the current yield as of June 30, 2018.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(JPY): Japanese Yen

(USD): U.S. dollar

(WI): When issued

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 7,145,358	JPY 755,000,000	Goldman Sachs International	07/02/18	$327,726

See accompanying notes to Schedule of Portfolio Investments.

20  /  N-Q Report June 2018

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 89.89%
BANK LOANS — 10.62%*
Communications — 1.88%
Colorado Buyer, Inc., Term Loan, 1st Lien
(LIBOR plus 3.00%)
5.36%	05/01/24	[1]	$920,700	$921,274
Colorado Buyer, Inc., Term Loan, 2nd Lien
(LIBOR plus 7.25%)
9.61%	05/01/25	[1]	480,000	480,000
Intelsat Jackson Holdings SA, Term Loan B5, 1st Lien (Luxembourg)
6.63%	01/02/24	[2]	2,215,000	2,291,329
NEP/NCP Holdco, Term Loan, 2nd Lien
(LIBOR plus 7.00%)
9.34%	01/23/23	[1]	522,598	526,191
SBA Communications, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.10%	04/04/25	[1]	4,200,000	4,177,866
Unitymedia Finance LLC, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.07%	06/01/23	[1]	1,500,000	1,492,028

				9,888,688

Consumer Discretionary — 0.51%
Alphabet Holding Co., Inc., Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.59%	09/26/24	[1]	1,179,646	1,101,789
Citycenter Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.34%	04/18/24	[1]	1,604,521	1,598,938

				2,700,727

Energy — 0.52%
Vistra Operations Co. LLC, Term Loan B1, 1st Lien
(LIBOR plus 2.00%)
4.09%	08/04/23	[1]	1,755,718	1,745,711
Vistra Operations Co., LLC, Term Loan B3, 1st Lien
(LIBOR plus 2.00%)
4.33%	12/31/25	[1]	1,000,000	994,930

				2,740,641

Finance — 0.19%
UFC Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.35%	08/18/23	[1]	985,000	986,970

Food — 0.10%
Houston Foods, Inc., Term Loan B, 1st Lien

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Food (continued)
(LIBOR plus 3.75%)
6.09%	06/27/25	[1]	$550,000	$547,938

Gaming — 0.64%
Churchill Downs, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.10%	12/27/24	[1]	3,383,000	3,387,229

Health Care — 1.19%
BCPE Eagle Buyer LLC, Term Loan, 1st Lien
(LIBOR plus 4.25%)
6.34%	03/13/24	[1]	459,188	437,376
BCPE Eagle Buyer LLC, Term Loan, 2nd Lien
(LIBOR plus 8.00%)
10.09%	03/13/25	[1]	465,000	460,931
Catalent Pharma Solutions, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.34%	05/20/24	[1]	1,341,885	1,343,140
Kindred At Home, Delayed-Draw Term Loan, 1st Lien
3.75%	07/02/25	[1]	432,692	430,528
Kindred At Home, Term Loan, 1st Lien
(LIBOR plus 3.75%)
6.09%	07/02/25	[1]	692,308	688,846
Kindred At Home, Term Loan, 2nd Lien
(LIBOR plus 7.00%)
9.34%	06/22/26	[1]	550,000	558,250
Pharmerica Corp., Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.55%	12/06/24	[1]	922,688	923,121
Pharmerica Corp., Term Loan B, 2nd Lien
(LIBOR plus 7.75%)
9.80%	12/05/25	[1]	925,000	927,507
Wink Holdco, Inc., Term Loan, 2nd Lien
(LIBOR plus 6.75%)
8.85%	12/01/25	[1]	500,000	498,543

				6,268,242

Industrials — 0.49%
Synagro Infrastructure, Term Loan, 1st Lien
(LIBOR plus 5.50%)
7.83%	08/21/20	[1,3,4]	2,813,605	2,574,448

Information Technology — 3.38%
First Data Corp., Term Loan, 1st Lien
(LIBOR plus 2.00%)
4.09%	07/08/22	[1]	2,880,255	2,871,255
4.09%	04/26/24	[1]	6,689,948	6,659,475

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  21

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Information Technology (continued)
Scientific Games International, Inc., Term Loan B5, 1st Lien
(LIBOR plus 2.75%)
4.84%	08/14/24	[1]	$2,758,088	$2,743,442
SS&C Technologies, Inc., Term Loan B3, 1st Lien
(LIBOR plus 2.50%)
4.59%	04/16/25	[1]	3,073,725	3,078,197
SS&C Technology Holdings Europe SARL, Term Loan B4, 1st Lien
(LIBOR plus 2.50%)
4.59%	04/16/25	[1]	1,162,831	1,164,523
TierPoint LLC, Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.84%	05/06/24	[1]	1,277,927	1,246,784

				17,763,676

Real Estate Investment Trust (REIT) — 0.24%
VICI Properties 1 LLC, Term Loan, 1st Lien
(LIBOR plus 2.00%)
4.08%	12/20/24	[1]	1,288,636	1,281,794

Retail — 0.94%
BC ULC/New Red Finance, Inc., Term Loan B, 1st Lien (Canada)
(LIBOR plus 2.25%)
4.34%	02/16/24	[1,2]	4,937,370	4,922,706

Services — 0.54%
Mister Car Wash Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.70%	08/20/21	[1]	1,822,585	1,830,559
Powerteam Services LLC, Term Loan, 2nd Lien
(LIBOR plus 7.25%)
9.58%	03/06/26	[1]	1,015,000	1,016,269

				2,846,828

Total Bank Loans (Cost $56,158,383)				55,909,887

CORPORATES — 79.22%*
Automotive — 0.18%
Tenneco, Inc.
5.00%	07/15/26		1,056,000	945,648

Banking — 1.60%
Ally Financial, Inc.
3.25%	11/05/18		3,845,000	3,852,209
4.75%	09/10/18		4,530,000	4,546,987

				8,399,196

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications — 23.78%
Altice Financing SA (Luxembourg)
7.50%	05/15/26	[2,5]	$1,300,000	$1,260,610
Altice France SA (France)
7.38%	05/01/26	[2,5]	2,035,000	1,997,251
Altice U.S. Finance I Corp.
5.38%	07/15/23	[5]	2,000,000	1,995,000
5.50%	05/15/26	[5]	684,000	661,770
AMC Networks, Inc.
4.75%	08/01/25		1,268,000	1,223,620
Cable One, Inc.
5.75%	06/15/22	[5]	4,080,000	4,171,800
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%	02/01/28	[5]	3,204,000	2,951,685
5.13%	05/01/27	[5]	6,775,000	6,347,108
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	[3,4,5]	847,000	844,883
5.13%	12/15/21	[5]	575,000	574,345
CSC Holdings LLC
5.38%	02/01/28	[5]	5,250,000	4,869,375
7.63%	07/15/18		6,540,000	6,540,000
8.63%	02/15/19		3,076,000	3,172,125
DISH DBS Corp.
5.88%	11/15/24		780,000	663,000
7.75%	07/01/26		740,000	650,312
EW Scripps Co. (The)
5.13%	05/15/25	[5]	1,304,000	1,229,020
Frontier Communications Corp.
7.13%	01/15/23		5,161,000	3,812,560
8.50%	04/01/26	[5]	918,000	889,313
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[2]	10,642,000	9,574,607
Intelsat Luxembourg SA (Luxembourg)
8.13%	06/01/23	[2]	1,000,000	815,000
Lamar Media Corp.
5.75%	02/01/26		1,700,000	1,732,937
Level 3 Financing, Inc.
5.38%	01/15/24		4,714,000	4,618,777
6.13%	01/15/21		1,850,000	1,868,500
Midcontinent Communications & Midcontinent Finance Corp.
6.88%	08/15/23	[5]	1,255,000	1,322,456
Qwest Corp.
6.75%	12/01/21		4,210,000	4,499,437
Radiate Holdco LLC/Radiate Finance, Inc.
6.88%	02/15/23	[5]	1,539,000	1,485,135
Sinclair Television Group, Inc.
5.38%	04/01/21		3,350,000	3,383,500

See accompanying notes to Schedule of Portfolio Investments.

22  /  N-Q Report June 2018

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Sirius XM Radio, Inc.
3.88%	08/01/22	[5]	$7,742,000	$7,480,707
Sprint Capital Corp.
8.75%	03/15/32		6,690,000	7,175,025
Sprint Communications, Inc.
9.00%	11/15/18	[5]	5,011,000	5,123,747
Sprint Corp.
7.63%	03/01/26		3,150,000	3,220,875
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[5]	3,263,000	3,230,533
5.15%	03/20/28	[5]	3,500,000	3,438,750
TEGNA, Inc.
5.13%	10/15/19		2,980,000	2,983,725
T-Mobile USA, Inc.
4.50%	02/01/26		1,500,000	1,402,575
4.75%	02/01/28		5,048,000	4,669,652
6.50%	01/15/24		8,000,000	8,360,000
Univision Communications, Inc.
5.13%	02/15/25	[5]	1,383,000	1,281,073
Virgin Media Secured Finance PLC (United Kingdom)
5.50%	08/15/26	[2,5]	3,244,000	3,061,525
Windstream Services LLC/Windstream Finance Corp.
6.38%	08/01/23		995,000	597,000

				125,179,313

Consumer Discretionary — 4.67%
Boyd Gaming Corp.
6.00%	08/15/26	[5]	1,602,000	1,593,990
Central Garden & Pet Co.
5.13%	02/01/28		2,000,000	1,860,000
First Quality Finance Co., Inc.
4.63%	05/15/21	[5]	1,727,000	1,692,460
High Ridge Brands Co.
8.88%	03/15/25	[3,4,5]	400,000	180,000
KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC
4.75%	06/01/27	[5]	136,000	128,860
5.00%	06/01/24	[5]	80,000	79,176
5.25%	06/01/26	[5]	3,425,000	3,378,077
NCL Corp. Ltd. (Bermuda)
4.75%	12/15/21	[2,5]	1,489,000	1,489,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
(LIBOR USD 3-Month plus 3.50%)
5.85%	07/15/21	[1,5]	10,500,000	10,623,900
Spectrum Brands, Inc.
6.13%	12/15/24		1,550,000	1,571,313

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
6.63%	11/15/22		$155,000	$160,425
WMG Acquisition Corp.
5.50%	04/15/26	[5]	1,838,000	1,826,513

				24,583,714

Electric — 0.54%
Energizer Gamma Acquisition, Inc.
6.38%	07/15/26	[5]	1,375,000	1,400,781
Indiantown Cogeneration LP, Series A-10
9.77%	12/15/20	[3,4]	258,375	279,045
NextEra Energy Operating Partners LP
4.50%	09/15/27	[5]	1,215,000	1,142,100

				2,821,926

Energy — 12.50%
Antero Resources Corp.
5.00%	03/01/25		726,000	725,129
Blue Racer Midstream LLC / Blue Racer
Finance Corp.
6.63%	07/15/26	[5]	687,000	683,565
Centennial Resource Production LLC
5.38%	01/15/26	[5]	1,526,000	1,487,850
Cheniere Corpus Christi Holdings LLC
5.13%	06/30/27		465,000	462,675
Chesapeake Energy Corp.
5.75%	03/15/23		1,000,000	950,000
CrownRock LP/CrownRock Finance, Inc.
5.63%	10/15/25	[5]	570,000	550,763
Diamondback Energy, Inc.
4.75%	11/01/24		166,000	162,265
5.38%	05/31/25		1,545,000	1,545,000
Endeavor Energy Resources LP/EER
Finance, Inc.
5.75%	01/30/28	[5]	1,285,000	1,257,694
Energy Transfer Equity LP
5.50%	06/01/27		3,740,000	3,749,350
5.88%	01/15/24		650,000	669,500
Ensco PLC (United Kingdom)
7.75%	02/01/26	[2]	1,398,000	1,325,933
EQT Midstream Partners LP
5.50%	07/15/28		2,750,000	2,754,880
Gulfport Energy Corp.
6.38%	05/15/25		300,000	292,875
Kinder Morgan Energy Partners LP
2.65%	02/01/19		4,640,000	4,636,474
MEG Energy Corp. (Canada)
7.00%	03/31/24	[2,5]	1,250,000	1,171,875
Newfield Exploration Co.
5.75%	01/30/22		3,552,000	3,716,280

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  23

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
NGPL Pipe Co. LLC
4.38%	08/15/22	[5]	$5,000,000	$4,968,750
Parsley Energy LLC/Parsley Finance Corp.
5.25%	08/15/25	[5]	1,993,000	1,968,087
Range Resources Corp.
4.88%	05/15/25		1,989,000	1,874,633
Rockies Express Pipeline LLC
5.63%	04/15/20	[5]	4,553,000	4,683,899
6.00%	01/15/19	[5]	2,765,000	2,796,106
6.88%	04/15/40	[5]	968,000	1,108,360
Seven Generations Energy Ltd. (Canada)
5.38%	09/30/25	[2,5]	1,220,000	1,172,725
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.50%	06/15/25	[5]	740,000	754,800
Sunoco LP/Sunoco Finance Corp.
4.88%	01/15/23	[5]	5,000,000	4,800,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.88%	04/15/26	[5]	3,450,000	3,471,563
TransMontaigne Partners LP/ TLP Finance Corp.
6.13%	02/15/26		1,670,000	1,695,050
Transocean Proteus Ltd. (Cayman Islands)
6.25%	12/01/24	[2,5]	4,186,250	4,243,811
USA Compression Partners LP/USA Compression Finance Corp.
6.88%	04/01/26	[5]	1,339,000	1,390,886
Williams Cos., Inc. (The)
3.70%	01/15/23		1,695,000	1,648,388
4.55%	06/24/24		1,650,000	1,654,125
WPX Energy, Inc.
5.25%	09/15/24		814,000	803,825
5.75%	06/01/26		600,000	600,564
6.00%	01/15/22		31,000	32,240

				65,810,170

Finance — 1.42%
International Lease Finance Corp.
6.25%	05/15/19		4,000,000	4,101,953
7.13%	09/01/18	[5]	2,892,000	2,914,413
Trident Merger Sub, Inc.
6.63%	11/01/25	[5]	473,000	462,358

				7,478,724

Food — 2.11%
Albertsons Cos, Inc.
(LIBOR USD 3-Month plus 3.75%)
6.09%	01/15/24	[1,5]	1,140,000	1,145,700

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Food (continued)
B&G Foods, Inc.
4.63%	06/01/21		$1,360,000	$1,343,000
Chobani LLC/Chobani Finance Corp., Inc.
7.50%	04/15/25	[5]	583,000	561,866
Kraft Heinz Foods Co.
4.88%	02/15/25	[5]	579,000	590,909
Pilgrim’s Pride Corp.
5.75%	03/15/25	[5]	278,000	267,575
5.88%	09/30/27	[5]	1,980,000	1,841,400
Post Holdings, Inc.
5.63%	01/15/28	[5]	4,296,000	4,043,610
Sigma Holdco BV (Netherlands)
7.88%	05/15/26	[2,5]	1,400,000	1,319,500

				11,113,560

Gaming — 1.45%
Caesars Resort Collection LLC/CRC Finco,
Inc.
5.25%	10/15/25	[5]	1,390,000	1,322,237
GLP Capital LP/GLP Financing II, Inc.
5.75%	06/01/28		1,500,000	1,518,750
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
6.13%	08/15/21	[5]	1,731,000	1,718,017
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp.
5.88%	05/15/25	[5]	1,287,000	1,212,998
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%	05/15/27	[5]	1,000,000	940,000
5.50%	03/01/25	[5]	910,000	896,350

				7,608,352

Health Care — 12.17%
Acadia Healthcare Co., Inc.
6.50%	03/01/24		1,453,000	1,496,590
Centene Corp.
4.75%	05/15/22		1,328,000	1,342,940
4.75%	01/15/25		1,532,000	1,528,170
CHS/Community Health Systems, Inc.
5.13%	08/01/21		1,018,000	948,013
6.25%	03/31/23		7,040,000	6,485,600
6.88%	02/01/22		520,000	268,450
DaVita, Inc.
5.13%	07/15/24		637,000	619,084
5.75%	08/15/22		1,765,000	1,795,896
Encompass Health Corp.
5.75%	11/01/24		2,355,000	2,365,197

See accompanying notes to Schedule of Portfolio Investments.

24  /  N-Q Report June 2018

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Endo Ltd./Endo Finance LLC/ Endo Finco, Inc. (Ireland)
6.00%	02/01/25	[2,5]	$1,375,000	$1,077,656
HCA, Inc.
5.00%	03/15/24		2,379,000	2,384,947
5.25%	06/15/26		3,300,000	3,291,750
6.50%	02/15/20		8,734,000	9,116,113
Hill-Rom Holdings, Inc.
5.75%	09/01/23	[5]	946,000	962,555
Hologic, Inc.
4.63%	02/01/28	[5]	2,010,000	1,896,937
Polaris Intermediate Corp. (PIK)
8.50%	12/01/22	[5,6]	895,000	927,444
Surgery Center Holdings, Inc.
6.75%	07/01/25	[5]	622,000	593,233
Teleflex, Inc.
4.63%	11/15/27		1,005,000	950,981
4.88%	06/01/26		229,000	224,706
5.25%	06/15/24		1,250,000	1,293,750
Tenet Healthcare Corp.
4.50%	04/01/21		2,973,000	2,954,419
4.63%	07/15/24	[5]	1,400,000	1,331,330
4.75%	06/01/20		7,124,000	7,159,620
6.00%	10/01/20		569,000	587,493
Valeant Pharmaceuticals International
9.25%	04/01/26	[5]	1,200,000	1,254,000
Valeant Pharmaceuticals International, Inc. (Canada)
5.50%	03/01/23	[2,5]	1,784,000	1,668,040
5.50%	11/01/25	[2,5]	4,621,000	4,571,324
5.88%	05/15/23	[2,5]	1,774,000	1,667,560
6.13%	04/15/25	[2,5]	1,302,000	1,201,095
6.50%	03/15/22	[2,5]	865,000	898,519
WellCare Health Plans, Inc.
5.25%	04/01/25		1,232,000	1,228,920

				64,092,332

Industrials — 7.21%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
4.25%	09/15/22	[2,5]	4,301,000	4,242,076
7.25%	05/15/24	[2,5]	1,850,000	1,930,937
Ball Corp.
4.00%	11/15/23		400,000	390,500
4.38%	12/15/20		1,000,000	1,011,250
5.00%	03/15/22		1,800,000	1,856,250
Berry Global, Inc.
4.50%	02/15/26	[5]	1,850,000	1,729,750
5.13%	07/15/23		787,000	783,104

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
Bombardier, Inc. (Canada)
6.13%	01/15/23	[2,5]	$1,147,000	$1,149,867
Clean Harbors, Inc.
5.13%	06/01/21		4,923,000	4,959,923
Covanta Holding Corp.
5.88%	07/01/25		607,000	587,273
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%	09/30/26		1,532,000	1,405,610
Flex Acquisition Co., Inc.
7.88%	07/15/26	[5]	610,000	609,146
Graphic Packaging International LLC
4.88%	11/15/22		2,080,000	2,093,000
Itron, Inc.
5.00%	01/15/26	[5]	4,897,000	4,662,923
KLX, Inc.
5.88%	12/01/22	[5]	2,811,000	2,927,094
Multi-Color Corp.
4.88%	11/01/25	[5]	1,995,000	1,862,831
OI European Group BV (Netherlands)
4.00%	03/15/23	[2,5]	1,700,000	1,589,500
Sealed Air Corp.
5.25%	04/01/23	[5]	587,000	601,675
Silgan Holdings, Inc.
4.75%	03/15/25		2,000,000	1,910,000
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada)
7.75%	04/15/26	[2,5]	1,775,000	1,657,406

				37,960,115

Information Technology — 2.81%
CDK Global, Inc.
3.80%	10/15/19		2,823,000	2,836,337
5.88%	06/15/26		1,850,000	1,889,775
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.75%	03/01/25	[5]	1,352,000	1,279,533
IQVIA, Inc.
5.00%	10/15/26	[5]	1,891,000	1,848,547
MSCI, Inc.
4.75%	08/01/26	[5]	75,000	73,219
NXP BV/NXP Funding LLC (Netherlands)
3.88%	09/01/22	[2,5]	1,800,000	1,770,760
4.13%	06/01/21	[2,5]	1,475,000	1,475,000
Zayo Group LLC/Zayo Capital, Inc.
5.75%	01/15/27	[5]	3,678,000	3,622,830

				14,796,001

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  25

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Materials — 1.49%
Axalta Coating Systems LLC
4.88%	08/15/24	[5]	$5,566,000	$5,538,170
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA (Canada)
8.38%	12/01/22	[2,5]	735,000	754,294
Valvoline, Inc.
4.38%	08/15/25		1,690,000	1,573,813

				7,866,277

Real Estate Investment Trust (REIT) — 0.23%
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.
4.50%	01/15/28		1,000,000	912,500
5.63%	05/01/24		300,000	305,250

				1,217,750

Retail — 1.09%
Cumberland Farms, Inc.
6.75%	05/01/25	[5]	1,280,000	1,302,400
IRB Holding Corp.
6.75%	02/15/26	[5]	975,000	933,563
Nathan’s Famous, Inc.
6.63%	11/01/25	[5]	696,000	706,440
Rite Aid Corp.
6.13%	04/01/23	[5]	2,748,000	2,789,907

				5,732,310

Services — 2.58%
Gartner, Inc.
5.13%	04/01/25	[5]	160,000	159,600
GFL Environmental, Inc. (Canada)
5.38%	03/01/23	[2,5]	1,700,000	1,576,750
IHS Markit Ltd. (Bangladesh)
4.00%	03/01/26	[2,5]	3,559,000	3,412,191
4.75%	02/15/25	[2,5]	455,000	451,587
Matthews International Corp.
5.25%	12/01/25	[5]	1,972,000	1,895,684
Service Corp. International/U.S.
4.50%	11/15/20		2,480,000	2,489,300
4.63%	12/15/27		1,825,000	1,728,457
Waste Pro USA, Inc.
5.50%	02/15/26	[5]	1,945,000	1,874,494

				13,588,063

Transportation — 3.39%
American Airlines Pass-Through Trust, Series 2013-1, Class B
5.63%	01/15/21	[5]	4,365,276	4,449,388

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22		$1,340,844	$1,390,341
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23		7,595,764	8,144,557
U.S. Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23		1,370,216	1,466,212
U.S. Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		2,212,266	2,374,696

				17,825,194

Total Corporates (Cost $421,120,537)				417,018,645

MORTGAGE-BACKED — 0.05%**
Non-Agency Mortgage-Backed — 0.05%
Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A1
(LIBOR USD 1-Month plus 0.90%)
2.99%	10/25/47	[1]	262,773	261,411

Total Mortgage-Backed (Cost $196,820)
Total Bonds – 89.89% (Cost $477,475,740)				473,189,943

Issues			Shares	Value
COMMON STOCK — 1.36%
Electric — 1.29%
Homer City Holdings LLC[3,4,5,7,8]			502,908	6,789,258

Energy — 0.04%
Sabine Oil & Gas Holdings, Inc.[3,4,5,7]			3,520	179,520

Secured Assets — 0.03%
Entegra TC LLC[3,4,7,9]			28,545	171,270

Total Common Stock (Cost $30,886,763)				7,140,048

See accompanying notes to Schedule of Portfolio Investments.

26  /  N-Q Report June 2018

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Shares	Value
WARRANT — 0.01%
Energy — 0.01%
Sabine Oil & Gas Holdings, Inc. Warrant Tranche 1[3,4,5,7]	11,165	$72,573
Sabine Oil & Gas Holdings, Inc. Warrant Tranche 2[3,4,7]	1,988	10,934

Total Warrant (Cost $2,595,507)		83,507

Issues			Shares	Value
Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 7.98%
Money Market Funds — 2.74%
Dreyfus Government Cash Management Fund
1.81%[10]			871,000	871,000
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
1.81%[10]			13,544,000	13,544,000

				14,415,000

U.S. Treasury Bills — 5.24%
U.S. Treasury Bills
1.84%[11]	09/13/18	[12]	$680,000	677,415
1.89%[11]	10/04/18		4,100,000	4,079,557
1.93%[11]	10/18/18		14,000,000	13,918,835
U.S. Treasury Bills (WI)
1.94%[11]	10/25/18		9,000,000	8,944,369

				27,620,176

Total Short-Term Investments
(Cost $42,033,641)				42,035,176

Total Investments – 99.24%
(Cost $552,991,651)				522,448,674

Cash and Other Assets, Less
Liabilities – 0.76%				3,976,053

Net Assets – 100.00%				$526,424,727

[1]	Floating rate security. The rate disclosed was in effect at June 30, 2018.

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[3]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[4]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $11,101,931, which is 2.11% of total net assets.

[5]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[6]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 8.50% cash or 9.25% payment-in-kind interest.

[7]	Non-income producing security.
[8]	Affiliated investment.

[9]	All or a portion of this security is owned by Metropolitan West HY Sub I LLC, a consolidated subsidiary.

[10]	Represents the current yield as of June 30, 2018.

[11]	Represents annualized yield at date of purchase.

[12]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $677,416.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(LIBOR): London InterBank Offer Rate

(PIK): Payment In Kind

(USD): U.S. dollar

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  27

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note	639	09/28/18	$72,601,383	$258,321	$258,321
U.S. Treasury Two Year Note	194	09/28/18	41,094,656	33,463	33,463

			$113,696,039	$291,784	291,784

FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten Year Ultra Bond	(20)	09/19/18	(2,564,688)	(19,105)	(19,105)

TOTAL FUTURES CONTRACTS			$111,131,351	$272,679	$272,679

Reference Obligation/ Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Expiration Date	Notional Amount[a]	Value	Premiums Paid	Unrealized (Depreciation)
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES OTC
Alcoa, Inc., 5.72%,			Goldman Sachs
due 02/23/19	1.00%	3 Months	International	03/20/19	$9,750,000	$(60,226)	$46,800	$(107,026)
Alcoa, Inc., 5.72%,			Morgan Stanley
due 02/23/19	1.00%	3 Months	Capital Services LLC	03/20/19	5,000,000	(30,885)	29,320	(60,205)
Teck Resources Ltd., 3.15%,			Morgan Stanley
due 02/01/23	1.00%	3 Months	Capital Services LLC	02/01/23	5,000,000	(32,696)	25,892	(58,588)

TOTAL						$(123,807)	$102,012	$(225,819)

[a]

The maximum potential payment the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

See accompanying notes to Schedule of Portfolio Investments.

28  /  N-Q Report June 2018

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 96.15%
ASSET-BACKED SECURITIES — 7.57%**
Academic Loan Funding Trust,
Series 2012-1A, Class A2
(LIBOR USD 1-Month plus 1.10%)
3.19%	12/27/44	[1,2]	$899,848	$902,999
Barings CLO Ltd., Series 2013-IA,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
3.16%	01/20/28	[1,2,3]	1,315,000	1,313,005
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.37%)
2.46%	01/25/35	[1,2]	535,755	529,821
Brazos Higher Education Authority, Inc.,
Series 2005-3, Class A16
(LIBOR USD 3-Month plus 0.20%)
2.54%	06/25/26	[1]	198,711	196,609
Brazos Higher Education Authority, Inc.,
Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)
3.53%	02/25/35	[1]	650,000	668,607
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
3.36%	10/27/36	[1]	930,000	946,724
CIT Education Loan Trust, Series 2007-1, Class A
(LIBOR USD 3-Month plus 0.09%)
2.43%	03/25/42	[1,2]	309,985	300,599
Educational Funding of the South, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
3.01%	04/25/35	[1]	365,342	365,942
GCO Education Loan Funding Trust,
Series 2006-2AR, Class A1RN
(LIBOR USD 1-Month plus 0.65%)
2.74%	08/27/46	[1,2]	810,462	799,258
Global SC Finance II SRL, Series 2014-1A,
Class A2 (Barbados)
3.09%	07/17/29	[2,3]	1,018,958	991,340
Higher Education Funding, Series 2014-1,
Class A
(LIBOR USD 3-Month plus 1.05%)
3.38%	05/25/34	[1,2]	1,190,952	1,198,022
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08%	01/17/73	[2]	494,965	502,954
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61%	01/17/73	[2]	911,481	885,135
Magnetite XI CLO Ltd., Series 2014-11A,
Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.12%)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
3.48%	01/18/27	[1,2,3]	$2,400,000	$2,402,662
Magnetite XII CLO Ltd., Series 2015-12A,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.33%)
3.68%	04/15/27	[1,2,3]	2,390,000	2,399,928
Navient Student Loan Trust, Series 2014-1,
Class A3
(LIBOR USD 1-Month plus 0.51%)
2.47%	06/25/31	[1]	2,669,107	2,666,826
Navient Student Loan Trust, Series 2014-3,
Class A
(LIBOR USD 1-Month plus 0.62%)
2.58%	03/25/83	[1]	2,045,449	2,038,634
Navient Student Loan Trust, Series 2014-4,
Class A
(LIBOR USD 1-Month plus 0.62%)
2.58%	03/25/83	[1]	1,899,331	1,892,410
Navient Student Loan Trust, Series 2014-8,
Class A3
(LIBOR USD 1-Month plus 0.60%)
2.69%	05/27/49	[1]	4,710,000	4,734,746
Navient Student Loan Trust, Series 2016-2A,
Class A3
(LIBOR USD 1-Month plus 1.50%)
3.59%	06/25/65	[1,2]	1,640,000	1,713,787
Nelnet Student Loan Trust, Series 2011-1A,
Class A
(LIBOR USD 1-Month plus 0.85%)
2.94%	02/25/48	[1,2]	1,172,893	1,184,933
Nelnet Student Loan Trust, Series 2014-4A,
Class A2
(LIBOR USD 1-Month plus 0.95%)
3.04%	11/25/48	[1,2]	1,370,000	1,388,427
Nelnet Student Loan Trust, Series 2015-2A,
Class A2
(LIBOR USD 1-Month plus 0.60%)
2.69%	09/25/47	[1,2]	3,479,960	3,477,941
SLC Student Loan Trust I, Series 2002-2,
Class B2
(28 Day Auction Rate plus 0.00%)
1.61%	07/01/42	[1,2]	650,000	518,452
SLC Student Loan Trust, Series 2004-1,
Class B
(LIBOR USD 3-Month plus 0.29%)
2.63%	08/15/31	[1]	183,929	174,095
SLC Student Loan Trust, Series 2008-1,
Class A4A
(LIBOR USD 3-Month plus 1.60%)
3.94%	12/15/32	[1]	426,394	440,949
SLM Student Loan Trust, Series 2003-10A,
Class A3
(LIBOR USD 3-Month plus 0.47%)
2.81%	12/15/27	[1,2]	1,927,669	1,936,527

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  29

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2004-2,
Class B
(LIBOR USD 3-Month plus 0.47%)
2.83%	07/25/39	[1]	$218,328	$209,032
SLM Student Loan Trust, Series 2006-8,
Class A6
(LIBOR USD 3-Month plus 0.16%)
2.52%	01/25/41	[1]	925,000	901,680
SLM Student Loan Trust, Series 2007-6,
Class A4
(LIBOR USD 3-Month plus 0.38%)
2.74%	10/25/24	[1]	2,764,706	2,769,550
SLM Student Loan Trust, Series 2008-2,
Class B
(LIBOR USD 3-Month plus 1.20%)
3.56%	01/25/83	[1]	160,000	154,160
SLM Student Loan Trust, Series 2008-3,
Class B
(LIBOR USD 3-Month plus 1.20%)
3.56%	04/26/83	[1]	160,000	156,796
SLM Student Loan Trust, Series 2008-4,
Class B
(LIBOR USD 3-Month plus 1.85%)
4.21%	04/25/73	[1]	160,000	160,585
SLM Student Loan Trust, Series 2008-5,
Class B
(LIBOR USD 3-Month plus 1.85%)
4.21%	07/25/73	[1]	2,210,000	2,278,000
SLM Student Loan Trust, Series 2008-6,
Class B
(LIBOR USD 3-Month plus 1.85%)
4.21%	07/26/83	[1]	160,000	163,941
SLM Student Loan Trust, Series 2008-7,
Class B
(LIBOR USD 3-Month plus 1.85%)
4.21%	07/26/83	[1]	160,000	163,467
SLM Student Loan Trust, Series 2008-8,
Class B
(LIBOR USD 3-Month plus 2.25%)
4.61%	10/25/75	[1]	160,000	168,542
SLM Student Loan Trust, Series 2008-9,
Class B
(LIBOR USD 3-Month plus 2.25%)
4.61%	10/25/83	[1]	2,160,000	2,252,474
SLM Student Loan Trust, Series 2009-3,
Class A
(LIBOR USD 1-Month plus 0.75%)
2.84%	01/25/45	[1,2]	4,057,541	4,093,333
SLM Student Loan Trust, Series 2011-2,
Class A2
(LIBOR USD 1-Month plus 1.20%)
3.29%	10/25/34	[1]	500,000	511,882

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2012-3,
Class A
(LIBOR USD 1-Month plus 0.65%)
2.61%	12/27/38	[1]	$1,449,416	$1,458,249
SLM Student Loan Trust, Series 2012-7,
Class A3
(LIBOR USD 1-Month plus 0.65%)
2.61%	05/26/26	[1]	759,023	754,180
SLM Student Loan Trust, Series 2013-4,
Class A
(LIBOR USD 1-Month plus 0.55%)
2.64%	06/25/43	[1]	372,850	374,163
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61%	01/16/46	2,†	582,393	657,633
Voya CLO Ltd., Series 2014-4A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
3.30%	10/14/26	[1,2,3]	2,500,000	2,499,938

Total Asset-Backed Securities (Cost $55,743,676)				56,298,937

BANK LOANS — 0.82%*
Communications — 0.06%
Intelsat Jackson Holdings SA,
Term Loan B5, 1st Lien (Luxembourg)
6.63%	01/02/24	[3]	225,000	232,754
Lamar Media Corp., Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.88%	03/14/25	[1]	199,500	199,707

				432,461

Consumer Discretionary — 0.06%
Reynolds Group Holdings, Inc., Term Loan B,
1st Lien
(LIBOR plus 2.75%)
4.84%	02/05/23	[1]	442,142	441,773

Energy — 0.02%
Vistra Operations Co. LLC,
Term Loan B1, 1st Lien
(LIBOR plus 2.00%)
4.09%	08/04/23	[1]	121,038	120,348

Finance — 0.27%
Delos Finance SARL, Term Loan B, 1st Lien
(LIBOR plus 1.75%)
4.08%	10/06/23	[1]	1,980,136	1,982,611

Industrials — 0.14%
Tyco International Holdings SARL,
Term Loan
(LIBOR plus 1.38%)
3.38%	03/02/20	[1,4,5]	1,060,000	1,059,009

See accompanying notes to Schedule of Portfolio Investments.

30  /  N-Q Report June 2018

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Information Technology — 0.20%
Dell International LLC,
Term Loan A3, 1st Lien
(LIBOR plus 1.50%)
3.60%	12/31/18	[1]	$1,209,506	$1,208,448
SS&C Technologies, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 2.50%)
4.59%	04/16/25	[1]	230,438	230,774
SS&C Technology Holdings Europe SARL,
Term Loan B4, 1st Lien
(LIBOR plus 2.50%)
4.59%	04/16/25	[1]	87,178	87,305

				1,526,527

Real Estate Investment Trust (REIT) — 0.07%
Ventas Realty LP, Term Loan A
(LIBOR plus 0.98%)
2.98%	08/03/20	[1]	550,000	547,250

Total Bank Loans
(Cost $6,102,999)				6,109,979

CORPORATES — 37.57%*
Automotive — 0.14%
General Motors Co.
4.88%	10/02/23		1,035,000	1,065,243

Banking — 6.41%
Bank of America Corp.
2.74%	01/23/22	[6]	2,130,000	2,092,882
3.00%	12/20/23	[6]	671,000	650,962
3.71%	04/24/28	[6]	740,000	712,384
6.50%	07/15/18		2,000,000	2,002,559
Bank of America Corp. (GMTN)
2.37%	07/21/21	[6]	1,960,000	1,920,512
3.59%	07/21/28	[6]	535,000	508,966
Bank of America Corp. (MTN)
3.09%	10/01/25	[6]	2,195,000	2,091,898
4.13%	01/22/24		1,170,000	1,190,138
Bank of America Corp., Series L
2.60%	01/15/19		115,000	114,936
Bank of New York Mellon Corp. (The) (MTN)
2.50%	04/15/21		1,284,000	1,262,206
2.60%	02/07/22		775,000	757,691
Capital One Bank USA N.A. (BKNT)
2.15%	11/21/18		1,950,000	1,946,098
JPMorgan Chase & Co.
2.55%	10/29/20		4,440,000	4,368,685
3.22%	03/01/25	[6]	2,395,000	2,312,940
JPMorgan Chase Bank N.A.
2.60%	02/01/21	[6]	3,245,000	3,216,899

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
JPMorgan Chase Bank N.A. (BKNT)
(LIBOR USD 3-Month plus 0.25%)
2.61%	02/13/20	[1]	$3,055,000	$3,054,924
Lloyds Banking Group PLC
(United Kingdom)
2.91%	11/07/23	[3,6]	875,000	834,340
PNC Bank N.A. (BKNT)
1.70%	12/07/18		2,385,000	2,376,007
Santander UK Group Holdings PLC
(United Kingdom)
2.88%	10/16/20	[3]	1,015,000	1,002,922
Santander UK PLC (United Kingdom)
2.50%	03/14/19	[3]	780,000	778,624
3.40%	06/01/21	[3]	2,015,000	2,014,666
UBS AG/London (Switzerland)
(LIBOR USD 3-Month plus 0.32%)
2.64%	05/28/19	[1,2,3]	2,340,000	2,344,774
Wells Fargo & Co.
3.00%	04/22/26		780,000	715,502
3.00%	10/23/26		2,145,000	1,982,702
Wells Fargo & Co. (MTN)
3.30%	09/09/24		3,635,000	3,512,804
Wells Fargo Bank N.A. (BKNT)
2.40%	01/15/20		3,900,000	3,863,748

				47,630,769

Communications — 2.39%
AT&T, Inc.
3.40%	05/15/25		1,950,000	1,831,465
3.80%	03/15/22		1,170,000	1,170,976
CCO Holdings LLC/CCO Holdings
Capital Corp.
5.00%	02/01/28	[2]	500,000	460,625
Charter Communications Operating LLC /
Charter Communications Operating Capital
4.50%	02/01/24		2,180,000	2,179,440
Charter Communications Operating
LLC/Charter Communications Operating
Capital
3.75%	02/15/28		550,000	499,095
CSC Holdings LLC
5.38%	02/01/28	[2]	500,000	463,750
Intelsat Jackson Holdings SA (Luxembourg)
9.75%	07/15/25	[2,3]	350,000	370,125
Level 3 Financing, Inc.
5.38%	01/15/24		153,000	149,909
Sprint Communications, Inc.
9.00%	11/15/18	[2]	97,000	99,183
Sprint Spectrum Co. LLC/Sprint Spectrum
Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[2]	2,183,188	2,161,465

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  31

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
4.74%	03/20/25	[2]	$780,000	$775,944
T-Mobile USA, Inc.
4.50%	02/01/26		172,000	160,829
4.75%	02/01/28		259,000	239,588
Verizon Communications, Inc.
2.95%	03/15/22		1,105,000	1,085,454
3.38%	02/15/25		485,000	464,958
3.50%	11/01/24		1,808,000	1,755,692
4.33%	09/21/28	[2]	468,000	464,456
Vodafone Group PLC (United Kingdom)
4.38%	05/30/28	[3]	750,000	742,560
Warner Media LLC
3.55%	06/01/24		975,000	943,163
3.88%	01/15/26		1,835,000	1,767,380

				17,786,057

Consumer Discretionary — 1.27%
Anheuser-Busch InBev Finance, Inc.
3.65%	02/01/26		1,910,000	1,873,235
Anheuser-Busch North American
Holding Corp.
2.20%	08/01/18	[2]	2,000,000	1,999,289
BAT Capital Corp.
2.76%	08/15/22	[2]	875,000	839,840
Central Garden & Pet Co.
5.13%	02/01/28		330,000	306,900
Constellation Brands, Inc.
2.00%	11/07/19		1,950,000	1,921,808
First Quality Finance Co., Inc.
4.63%	05/15/21	[2]	167,000	163,660
5.00%	07/01/25	[2]	171,000	156,893
GLP Capital LP/GLP Financing II, Inc.
5.38%	04/15/26		348,000	345,390
Reckitt Benckiser Treasury Services PLC
(United Kingdom)
2.75%	06/26/24	[2,3]	1,950,000	1,843,747

				9,450,762

Electric — 2.96%
AEP Texas Central Co.
3.85%	10/01/25	[2]	1,405,000	1,409,704
Black Hills Corp.
2.50%	01/11/19		1,960,000	1,955,575
Duquesne Light Holdings, Inc.
5.90%	12/01/21	[2]	485,000	514,804
6.40%	09/15/20	[2]	1,843,000	1,948,313
Entergy Corp.
4.00%	07/15/22		1,170,000	1,181,524
Entergy Mississippi, Inc.
3.10%	07/01/23		1,755,000	1,753,034

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Kansas City Power & Light Co.
3.65%	08/15/25		$780,000	$772,453
KCP&L Greater Missouri Operations Co.
8.27%	11/15/21		1,775,000	2,011,735
Metropolitan Edison Co.
4.00%	04/15/25	[2]	770,000	772,528
7.70%	01/15/19		390,000	400,495
Nevada Power Co.
7.13%	03/15/19		1,560,000	1,608,348
NextEra Energy Operating Partners LP
4.50%	09/15/27	[2]	310,000	291,400
Oncor Electric Delivery Co. LLC
4.10%	06/01/22		1,170,000	1,200,403
6.80%	09/01/18		700,000	704,215
Public Service Co. of New Mexico
3.85%	08/01/25		1,405,000	1,380,525
Southwestern Electric Power Co.
3.55%	02/15/22		1,170,000	1,177,924
6.45%	01/15/19		864,000	880,100
Texas-New Mexico Power Co.
9.50%	04/01/19	[2]	1,405,000	1,471,623
Tucson Electric Power Co.
3.85%	03/15/23		545,000	547,437

				21,982,140

Energy — 2.25%
Brooklyn Union Gas Co. (The)
3.41%	03/10/26	[2]	3,120,000	3,019,383
Canadian Natural Resources Ltd. (Canada)
3.85%	06/01/27	[3]	345,000	337,230
Cheniere Corpus Christi Holdings LLC
5.13%	06/30/27		75,000	74,625
Diamondback Energy, Inc.
4.75%	11/01/24		227,000	221,893
Enbridge Energy Partners LP
5.88%	10/15/25		975,000	1,052,623
Energy Transfer LP/Regency Energy
Finance Corp.
5.00%	10/01/22		235,000	242,491
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[2]	1,170,000	1,217,189
NiSource, Inc.
2.65%	11/17/22		1,185,000	1,139,124
Noble Energy, Inc.
3.90%	11/15/24		470,000	466,609
Petroleos Mexicanos (Mexico)
2.00%	12/20/22	[3]	1,350,000	1,320,839

See accompanying notes to Schedule of Portfolio Investments.

32  /  N-Q Report June 2018

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Plains All American Pipeline LP/PAA
Finance Corp.
3.85%	10/15/23		$235,000	$230,394
4.65%	10/15/25		780,000	778,096
Ruby Pipeline LLC
6.00%	04/01/22	[2]	871,591	896,812
Spectra Energy Partners LP
2.95%	09/25/18		995,000	995,500
Sunoco LP/Sunoco Finance Corp.
4.88%	01/15/23	[2]	200,000	192,010
TC PipeLines LP
4.65%	06/15/21		2,010,000	2,042,382
Texas Eastern Transmission LP
2.80%	10/15/22	[2]	823,000	789,011
Williams Partners LP
3.35%	08/15/22		585,000	572,763
3.60%	03/15/22		1,157,000	1,152,334

				16,741,308

Finance — 6.82%
Air Lease Corp.
2.13%	01/15/20		1,170,000	1,148,808
3.38%	01/15/19		780,000	780,894
American Express Credit Corp. (MTN)
1.80%	07/31/18		2,395,000	2,393,955
2.20%	03/03/20		3,800,000	3,751,056
Citigroup, Inc.
2.05%	12/07/18		2,730,000	2,724,018
2.50%	09/26/18		1,560,000	1,559,745
Durrah MSN 35603 (Cayman Islands)
1.68%	01/22/25	[3]	3,752,553	3,604,522
Ford Motor Credit Co. LLC
2.02%	05/03/19		1,560,000	1,547,692
General Motors Financial Co., Inc.
2.40%	05/09/19		1,560,000	1,553,055
Goldman Sachs Group, Inc. (The)
2.55%	10/23/19		2,730,000	2,712,609
2.75%	09/15/20		1,275,000	1,260,463
3.27%	09/29/25	[6]	1,320,000	1,260,588
3.69%	06/05/28	[6]	950,000	902,759
Goldman Sachs Group, Inc. (The) (GMTN)
7.50%	02/15/19		430,000	441,945
Goldman Sachs Group, Inc. (The) (MTN)
3.85%	07/08/24		2,165,000	2,148,795
International Lease Finance Corp.
7.13%	09/01/18	[2]	1,445,000	1,456,199
Morgan Stanley
(LIBOR USD 3-Month plus 0.93%)
3.29%	07/22/22	[1]	1,440,000	1,452,230

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Morgan Stanley, Series 3NC2
(LIBOR USD 3-Month plus 0.80%)
3.16%	02/14/20	[1]	$5,460,000	$5,477,055
Protective Life Global Funding
1.72%	04/15/19	[2]	1,405,000	1,392,561
2.70%	11/25/20	[2]	2,430,000	2,396,146
Raymond James Financial, Inc.
5.63%	04/01/24		1,950,000	2,096,008
Safina Ltd. (Cayman Islands)
2.00%	12/30/23	[3]	6,692,597	6,508,216
Sandalwood 2013 LLC
2.90%	07/10/25		2,137,655	2,127,073

				50,696,392

Food — 1.06%
General Mills, Inc.
4.20%	04/17/28		745,000	728,836
Kraft Heinz Foods Co.
3.00%	06/01/26		780,000	703,620
3.95%	07/15/25		1,520,000	1,479,686
6.13%	08/23/18		2,000,000	2,010,489
Mondelez International Holdings
Netherlands BV (Netherlands)
1.63%	10/28/19	[2,3]	3,005,000	2,953,258

				7,875,889

Health Care — 5.32%
Abbott Laboratories
2.35%	11/22/19		202,000	200,906
AbbVie, Inc.
3.60%	05/14/25		780,000	756,571
Allergan Finance LLC
3.25%	10/01/22		1,170,000	1,137,120
Allergan Funding SCS (Luxembourg)
3.00%	03/12/20	[3]	545,000	542,639
3.80%	03/15/25	[3]	967,000	940,373
Amgen, Inc.
3.63%	05/15/22		2,340,000	2,355,111
Anthem, Inc.
2.30%	07/15/18		1,545,000	1,544,817
3.13%	05/15/22		1,950,000	1,922,662
Baxalta, Inc.
2.88%	06/23/20		1,090,000	1,078,107
Bayer U.S. Finance II LLC
4.38%	12/15/28	[2]	1,500,000	1,506,072
Bayer U.S. Finance LLC
2.38%	10/08/19	[2]	780,000	772,652
Baylor Scott & White Holdings
2.65%	11/15/26		1,805,000	1,654,979

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  33

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Becton Dickinson and Co.
2.89%	06/06/22		$1,000,000	$968,050
Catholic Health Initiatives
2.60%	08/01/18		1,000,000	1,000,202
Celgene Corp.
3.88%	08/15/25		1,950,000	1,900,584
CHS/Community Health Systems, Inc.
6.25%	03/31/23		225,000	207,281
8.63%	01/15/24	[2]	90,000	90,675
Cigna Corp.
3.05%	10/15/27		1,285,000	1,158,841
CVS Health Corp.
4.00%	12/05/23		2,030,000	2,042,170
5.05%	03/25/48		1,090,000	1,113,550
Eli Lilly & Co.
3.10%	05/15/27		430,000	411,137
Fresenius Medical Care U.S. Finance II, Inc.
5.63%	07/31/19	[2]	1,091,000	1,117,869
6.50%	09/15/18	[2]	1,170,000	1,177,788
Gilead Sciences, Inc.
3.50%	02/01/25		1,745,000	1,720,131
HCA, Inc.
5.00%	03/15/24		714,000	715,785
5.25%	04/15/25		296,000	296,740
6.50%	02/15/20		695,000	725,406
Hologic, Inc.
4.63%	02/01/28	[2]	200,000	188,750
Humana, Inc.
3.95%	03/15/27		1,035,000	1,019,643
Kaiser Foundation Hospitals
3.15%	05/01/27		2,680,000	2,569,525
RWJ Barnabas Health, Inc.
2.95%	07/01/26		3,420,000	3,240,352
Shire Acquisitions Investments Ireland DAC
(Ireland)
1.90%	09/23/19	[3]	390,000	383,987
Tenet Healthcare Corp.
4.38%	10/01/21		75,000	73,875
4.50%	04/01/21		514,000	510,788
UnitedHealth Group, Inc.
3.75%	07/15/25		1,615,000	1,616,756
Valeant Pharmaceuticals International, Inc.
(Canada)
5.88%	05/15/23	[2,3]	771,000	724,740
6.13%	04/15/25	[2,3]	150,000	138,375

				39,525,009

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials — 1.67%
Amcor Finance USA, Inc.
3.63%	04/28/26	[2]	$1,950,000	$1,851,332
Clean Harbors, Inc.
5.13%	06/01/21		380,000	382,850
Crane Co.
4.45%	12/15/23		1,100,000	1,135,735
Itron, Inc.
5.00%	01/15/26	[2]	300,000	285,660
L3 Technologies, Inc.
3.85%	06/15/23		1,530,000	1,530,824
Northrop Grumman Corp.
2.93%	01/15/25		2,980,000	2,833,254
3.20%	02/01/27		1,205,000	1,137,676
Packaging Corp. of America
2.45%	12/15/20		1,410,000	1,383,524
Siemens Financieringsmaatschappij NV
(Netherlands)
2.00%	09/15/23	[2,3]	1,560,000	1,454,244
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.38%	04/30/25	[2,3]	410,000	394,587

				12,389,686

Information Technology — 1.00%
Amazon.com, Inc.
2.80%	08/22/24		1,320,000	1,273,644
Broadcom Corp./Broadcom Cayman Finance
Ltd.
2.38%	01/15/20		1,755,000	1,731,964
Change Healthcare Holdings LLC/Change
Healthcare Finance, Inc.
5.75%	03/01/25	[2]	257,000	243,225
IQVIA, Inc.
5.00%	10/15/26	[2]	300,000	293,265
Microsoft Corp.
2.88%	02/06/24		1,795,000	1,760,861
Oracle Corp.
2.40%	09/15/23		2,000,000	1,897,613
Zayo Group LLC/Zayo Capital, Inc.
5.75%	01/15/27	[2]	250,000	246,250

				7,446,822

Insurance — 1.66%
Jackson National Life Global Funding
1.88%	10/15/18	[2]	1,560,000	1,556,537
Metropolitan Life Global Funding I
1.55%	09/13/19	[2]	2,340,000	2,304,229
Nationwide Mutual Insurance Co.
4.63%	12/15/24	[2,6]	1,212,000	1,213,515

See accompanying notes to Schedule of Portfolio Investments.

34  /  N-Q Report June 2018

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance (continued)
New York Life Global Funding
1.55%	11/02/18	[2]	$1,560,000	$1,555,244
2.00%	04/13/21	[2]	1,560,000	1,503,354
Pricoa Global Funding I
2.55%	11/24/20	[2]	1,945,000	1,913,914
Principal Life Global Funding II
2.63%	11/19/20	[2]	2,340,000	2,304,686

				12,351,479

Materials — 0.23%
Axalta Coating Systems LLC
4.88%	08/15/24	[2]	250,000	248,750
Dow Chemical Co. (The)
8.55%	05/15/19		1,170,000	1,226,320
Valvoline, Inc.
5.50%	07/15/24		250,000	253,125

				1,728,195

Real Estate Investment Trust (REIT) — 2.78%
Alexandria Real Estate Equities, Inc.
2.75%	01/15/20		1,170,000	1,160,876
3.90%	06/15/23		115,000	115,436
4.60%	04/01/22		1,560,000	1,615,860
American Campus Communities
Operating Partnership LP
3.35%	10/01/20		2,340,000	2,333,944
American Tower Corp.
2.80%	06/01/20		820,000	812,376
3.00%	06/15/23		435,000	417,587
CC Holdings GS V LLC/Crown Castle
GS III Corp.
3.85%	04/15/23		235,000	232,507
HCP, Inc.
4.00%	12/01/22		1,755,000	1,759,970
4.25%	11/15/23		1,480,000	1,491,645
Healthcare Trust of America Holdings LP
3.70%	04/15/23		1,125,000	1,107,148
MGM Growth Properties Operating
Partnership LP/MGP Finance Co.-Issuer, Inc.
4.50%	01/15/28		300,000	273,750
Piedmont Operating Partnership LP
3.40%	06/01/23		1,480,000	1,426,234
Public Storage
2.37%	09/15/22		285,000	273,853
Reckson Operating Partnership LP
7.75%	03/15/20		505,000	539,399
SL Green Operating Partnership LP
3.25%	10/15/22		1,320,000	1,285,165
SL Green Realty Corp.
5.00%	08/15/18		1,200,000	1,201,986

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Ventas Realty LP
3.25%	10/15/26		$1,410,000	$1,305,260
Ventas Realty LP/Ventas Capital Corp.
2.70%	04/01/20		800,000	791,998
WEA Finance LLC/Westfield UK & Europe
Finance PLC
2.70%	09/17/19	[2]	1,750,000	1,742,847
Welltower, Inc.
3.75%	03/15/23		780,000	772,102

				20,659,943

Retail — 0.42%
Alimentation Couche-Tard, Inc. (Canada)
3.55%	07/26/27	[2,3]	780,000	741,152
BC ULC/New Red Finance, Inc. (Canada)
4.25%	05/15/24	[2,3]	785,000	745,750
Walmart, Inc.
3.55%	06/26/25		1,645,000	1,656,925

				3,143,827

Transportation — 1.19%
American Airlines Pass-Through Trust,
Series 2013-2, Class A
4.95%	01/15/23		544,352	559,785
Continental Airlines Pass-Through Trust,
Series 1999-1, Class A
6.55%	02/02/19		153,434	154,785
Continental Airlines Pass-Through Trust, Series 1999-2, Class A
7.26%	03/15/20		80,869	84,007
Continental Airlines Pass-Through Trust,
Series 2007, Class 1A
5.98%	04/19/22		1,846,667	1,957,680
Continental Airlines Pass-Through Trust,
Series 2009, Class A
7.25%	11/10/19		1,805,431	1,888,933
Delta Air Lines Pass-Through Trust,
Series 2002-1, Class G1
6.72%	01/02/23		647,267	694,033
Northwest Airlines Pass-Through Trust,
Series 2001-1, Class A1
7.04%	04/01/22		952,432	1,048,246
U.S. Airways Pass-Through Trust,
Series 2001-1, Class G
7.08%	03/20/21		177,993	187,392
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
7.13%	10/22/23		643,527	711,460
U.S. Airways Pass-Through Trust,
Series 2012, Class A
4.63%	06/03/25		366,821	374,531

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  35

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90%	10/01/24		$432,083	$463,808
Union Pacific Corp.
3.95%	09/10/28		755,000	758,589

				8,883,249

Total Corporates
(Cost $283,923,216)				279,356,770

MORTGAGE-BACKED — 15.50%**
Non-Agency Commercial
Mortgage-Backed — 1.77%
225 Liberty Street Trust,
Series 2016-225L, Class A
3.60%	02/10/36	[2]	1,225,000	1,215,966
Banc of America Merrill Lynch Commercial
Mortgage Trust, Series 2012-PARK, Class A
2.96%	12/10/30	[2]	3,417,000	3,362,331
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class XA
1.97%	09/10/45	[2,4,5,6]	6,459,256	374,186
CityLine Commercial Mortgage Trust, Series
2016-CLNE, Class A
2.87%	11/10/31	[2,6]	790,000	763,985
Commercial Mortgage Trust,
Series 2013-300P, Class A1
4.35%	08/10/30	[2]	1,160,000	1,202,915
Commercial Mortgage Trust,
Series 2014-277P, Class A
3.73%	08/10/49	[2,6]	1,265,000	1,274,165
Commercial Mortgage Trust,
Series 2016-787S, Class A
3.55%	02/10/36	[2]	1,225,000	1,206,849
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2010-CNTR,
Class A2
4.31%	08/05/32	[2]	781,947	796,183
Morgan Stanley Capital I Trust,
Series 2014-CPT, Class A
3.35%	07/13/29	[2]	950,000	953,862
RBS Commercial Funding Trust,
Series 2013-GSP, Class A
3.96%	01/13/32	[2,6]	1,170,000	1,186,921
Wells Fargo Commercial Mortgage Trust,
Series 2010-C1, Class A1
3.35%	11/15/43	[2]	811,415	815,218

				13,152,581

Non-Agency Mortgage-Backed — 5.15%
ACE Securities Corp. Home Equity Loan
Trust, Series 2006-NC1, Class A1
(LIBOR USD 1-Month)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
2.31%	12/25/35	[1]	$2,154,720	$2,155,972
Ameriquest Mortgage Securities, Inc.,
Series 2004-R8, Class M1
(LIBOR USD 1-Month plus 0.96%)
3.05%	09/25/34	[1]	971,871	974,715
Ameriquest Mortgage Securities, Inc.,
Series 2005-R4, Class M1
(LIBOR USD 1-Month plus 0.65%)
2.74%	07/25/35	[1]	468,127	469,688
Asset-Backed Securities Corp. Home Equity
Loan Trust, Series 2004-HE9, Class M1
(LIBOR USD 1-Month)
3.07%	12/25/34	[1]	548,522	539,115
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50%	06/25/32		3,160	3,344
Banc of America Funding Trust,
Series 2015-R2, Class 9A1
(LIBOR USD 1-Month)
2.31%	03/27/36	[1,2]	1,379,507	1,358,900
Chevy Chase Mortgage Funding Corp.,
Series 2005-2A, Class A1
(LIBOR USD 1-Month)
2.27%	05/25/36	[1,2]	99,954	98,015
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1, Class A41
3.34%	02/25/34	[6]	9,170	9,070
Conseco Finance Securitizations Corp.,
Series 2001-4, Class A4
7.36%	08/01/32	[6]	93,824	96,782
Conseco Financial Corp., Series 1996-7,
Class M1
7.70%	09/15/26	[6]	294,139	317,606
Conseco Financial Corp., Series 1998-4,
Class A5
6.18%	04/01/30		173,863	182,527
Conseco Financial Corp., Series 1998-6,
Class A8
6.66%	06/01/30	[6]	303,280	319,909
Conseco Financial Corp., Series 2002-C,
Class BF2
8.00%	06/15/32	[2,6]	149,248	156,760
CountryPlace Manufactured Housing
Contract Trust, Series 2007-1, Class A4
5.85%	07/15/37	[2,6]	585,472	595,181
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2004-14,
Class 4A1
3.23%	08/25/34	[6]	69,338	67,915
Credit Suisse Mortgage Trust,
Series 2014-4R, Class 16A1
(LIBOR USD 1-Month)

See accompanying notes to Schedule of Portfolio Investments.

36  /  N-Q Report June 2018

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
2.16%	02/27/36	[1,2]	$423,480	$421,968
Credit-Based Asset Servicing and
Securitization LLC, Series 2003-CB3,
Class AF1 (STEP-reset date 08/25/18)
3.38%	12/25/32		880,495	874,334
Credit-Based Asset Servicing and
Securitization LLC, Series 2006-CB2,
Class AF4 (STEP-reset date 08/25/18)
3.45%	12/25/36		510,808	441,175
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB5,
Class A1
(LIBOR USD 1-Month)
2.15%	04/25/37	[1]	153,606	111,920
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB5,
Class A3
(LIBOR USD 1-Month plus 0.25%)
2.34%	04/25/37	[1]	1,825,240	1,357,819
First Horizon Alternative Mortgage Securities
Trust, Series 2004-AA3, Class A1
3.42%	09/25/34	[6]	228,527	227,234
GSAA Home Equity Trust, Series 2005-9,
Class 1A1
(LIBOR USD 1-Month)
2.37%	08/25/35	[1]	320,969	321,265
Home Loan Trust, Series 2001-HI3,
Class AI7 (STEP-reset date 08/25/18)
7.56%	07/25/26		11,057	11,194
HSI Asset Securitization Corp. Trust,
Series 2006-OPT1, Class 1A
(LIBOR USD 1-Month plus 0.22%)
2.31%	12/25/35	[1]	1,407,376	1,411,426
IndyMac Index Mortgage Loan Trust,
Series 2004-AR8, Class 2A2A
(LIBOR USD 1-Month)
2.89%	11/25/34	[1]	24,527	22,328
IndyMac Index Mortgage Loan Trust,
Series 2007-AR11, Class 1A1
3.30%	06/25/37	[6]	979,045	829,110
IndyMac Manufactured Housing Contract,
Series 1997-1, Class A3
6.61%	02/25/28		166,976	168,741
IndyMac Manufactured Housing Contract,
Series 1997-1, Class A4
6.75%	02/25/28		44,450	45,017
IndyMac Manufactured Housing Contract,
Series 1998-1, Class A4
6.49%	09/25/28		131,006	139,587
JPMorgan Mortgage Trust, Series 2007-A3,
Class 3A2
3.70%	05/25/37	[6]	274,262	268,123

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Lehman ABS Manufactured Housing
Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		$35,249	$35,645
Lehman ABS Manufactured Housing
Contract Trust, Series 2001-B, Class A5
5.87%	04/15/40		20,254	20,439
Lehman ABS Manufactured Housing
Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40	[6]	63,830	64,817
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
3.85%	01/25/34	[6]	84,231	83,720
MASTR Adjustable Rate Mortgages Trust,
Series 2004-1, Class 2A1
4.00%	01/25/34	[6]	606	629
MASTR Seasoned Securities Trust,
Series 2004-1, Class 4A1
3.60%	10/25/32	[6]	1,302	1,325
MASTR Seasoned Securities Trust,
Series 2005-1, Class 4A1
3.57%	10/25/32	[6]	12,921	13,112
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-3, Class A2C
(LIBOR USD 1-Month)
2.27%	06/25/37	[1]	516,519	394,869
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-3, Class A2D
(LIBOR USD 1-Month plus 0.25%)
2.34%	06/25/37	[1]	954,513	752,695
Mid-State Trust XI, Series 2011, Class A1
4.86%	07/15/38		761,466	792,208
Mid-State Trust, Series 2004-1, Class A
6.01%	08/15/37		366,148	397,354
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		502,556	569,884
Mid-State Trust, Series 2004-1, Class M1
6.50%	08/15/37		358,968	381,486
Mid-State Trust, Series 2005-1, Class M2
7.08%	01/15/40		582,264	656,853
Morgan Stanley Capital I Trust,
Series 2004-NC7, Class M2
(LIBOR USD 1-Month)
3.02%	07/25/34	[1]	541,361	547,200
Morgan Stanley Capital I Trust,
Series 2005-HE3, Class M3
(LIBOR USD 1-Month plus 0.80%)
2.89%	07/25/35	[1]	275,858	277,123
Morgan Stanley Capital I Trust,
Series 2006-NC1, Class A4
(LIBOR USD 1-Month)
2.39%	12/25/35	[1]	1,994,097	2,002,255

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  37

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
New Century Home Equity Loan Trust, Series 2005-D, Class A1
(LIBOR USD 1-Month)
2.31%	02/25/36	[1]	$4,584,656	$4,572,782
New York Mortgage Trust, Series 2005-3, Class A1
(LIBOR USD 1-Month)
2.57%	02/25/36	[1]	1,750,192	1,743,136
Park Place Securities, Inc., Series 2005-WCW1, Class M1
(LIBOR USD 1-Month)
2.54%	09/25/35	[1]	614,395	616,646
RBSSP Resecuritization Trust, Series 2009-6, Class 11A4
(LIBOR USD 1-Month plus 0.42%)
2.38%	08/26/36	[1,2]	219,237	219,399
Residential Asset Mortgage Product Trust, Series 2003-SL1, Class A41
8.00%	04/25/31		20,615	22,720
Residential Asset Mortgage Products Trust, Series 2006-NC1, Class A3
(LIBOR USD 1-Month plus 0.30%)
2.39%	01/25/36	[1]	3,785,566	3,758,523
Residential Asset Securities Trust, Series 2004-IP2, Class 2A1
3.91%	12/25/34	[6]	27,343	27,529
Soundview Home Loan Trust, Series 2005-OPT4, Class 2A3
(LIBOR USD 1-Month plus 0.26%)
2.35%	12/25/35	[1]	66,444	66,606
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-15, Class A
3.78%	10/25/34	[6]	1,456,971	1,422,395
Structured Asset Mortgage Investments II Trust, Series 2005-AR1, Class A1
(LIBOR USD 1-Month plus 0.48%)
2.56%	04/19/35	[1]	1,007,212	990,883
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2
(Federal Reserve US 12-Month Cumulative Average)
2.61%	02/25/36	[1]	676,437	676,480
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 22A1
3.33%	05/25/36	[6]	2,614,650	1,841,887
UCFC Home Equity Loan, Series 1998-D, Class MF1
6.91%	04/15/30		23,490	24,018
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR18, Class A
3.65%	01/25/33	[6]	6,518	6,668

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A3
(LIBOR USD 1-Month plus 0.78%)
2.87%	10/25/45	[1]	$1,273,253	$1,342,752

				38,320,778

U.S. Agency Commercial
Mortgage-Backed — 0.31%
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF34,
Class A
(LIBOR USD 1-Month)
2.36%	08/25/24	[1]	2,254,640	2,257,726

U.S. Agency Mortgage-Backed — 8.27%
Fannie Mae Pool (TBA)
3.00%	07/25/27		1,815,000	1,804,487
4.50%	07/25/39		3,725,000	3,879,270
Fannie Mae Pool 253974
7.00%	08/01/31		2,166	2,329
Fannie Mae Pool 254232
6.50%	03/01/22		3,593	3,755
Fannie Mae Pool 467144
4.25%	01/01/21		3,137,602	3,217,837
Fannie Mae Pool 468159
4.26%	07/01/21		1,070,345	1,108,801
Fannie Mae Pool 468491
3.95%	07/01/21		2,089,602	2,146,877
Fannie Mae Pool 468552
3.89%	07/01/21		1,767,727	1,810,226
Fannie Mae Pool 527247
7.00%	09/01/26		29	30
Fannie Mae Pool 545191
7.00%	09/01/31		1,191	1,293
Fannie Mae Pool 545646
7.00%	09/01/26		23	24
Fannie Mae Pool 549740
6.50%	10/01/27		8,959	9,881
Fannie Mae Pool 606108
7.00%	03/01/31		468	475
Fannie Mae Pool 630599
7.00%	05/01/32		5,558	6,310
Fannie Mae Pool 655928
7.00%	08/01/32		3,204	3,646
Fannie Mae Pool 735207
7.00%	04/01/34		1,542	1,762
Fannie Mae Pool 735646
4.50%	07/01/20		688	694
Fannie Mae Pool 735686
6.50%	12/01/22		5,119	5,227

See accompanying notes to Schedule of Portfolio Investments.

38  /  N-Q Report June 2018

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 735861
6.50%	09/01/33		$97,879	$107,162
Fannie Mae Pool 764388
(LIBOR USD 6-Month plus 1.40%)
3.37%	03/01/34	[1]	28,397	29,877
Fannie Mae Pool 776708
5.00%	05/01/34		143,881	155,071
Fannie Mae Pool 817611
(LIBOR USD 6-Month plus 1.58%)
3.83%	11/01/35	[1]	6,859	7,241
Fannie Mae Pool 844773
(LIBOR USD 12-Month plus 1.59%)
3.39%	12/01/35	[1]	871	907
Fannie Mae Pool 889125
5.00%	12/01/21		32,018	32,433
Fannie Mae Pool 889184
5.50%	09/01/36		121,435	132,152
Fannie Mae Pool 890221
5.50%	12/01/33		188,688	204,134
Fannie Mae Pool 918445
(LIBOR USD 12-Month plus 1.57%)
3.69%	05/01/37	[1]	545	563
Fannie Mae Pool 939419
(LIBOR USD 12-Month plus 1.27%)
3.64%	05/01/37	[1]	51,617	54,222
Fannie Mae Pool AL0151
4.38%	04/01/21		3,365,214	3,462,602
Fannie Mae Pool AL0209
4.50%	05/01/41		461,869	488,897
Fannie Mae Pool AL2293
4.38%	06/01/21		3,854,631	3,984,746
Fannie Mae Pool AL6829
2.96%	05/01/27		3,916,052	3,821,699
Fannie Mae Pool AM7009
2.95%	11/01/24		2,506,114	2,470,136
Fannie Mae Pool AM7150
3.05%	11/01/24		1,738,564	1,723,138
Fannie Mae Pool AM7357
3.38%	12/01/29		2,356,585	2,345,004
Fannie Mae Pool AN0556
3.46%	12/01/30		2,417,972	2,409,445
Fannie Mae Pool FN0001
3.76%	12/01/20		2,284,858	2,325,381
Fannie Mae Pool FN0007
3.46%	11/01/20		1,390,000	1,405,238
Fannie Mae Pool MA1561
3.00%	09/01/33		1,966,917	1,935,958

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool MA1608
3.50%	10/01/33		$1,831,488	$1,859,472
Fannie Mae REMICS, Series 1989-25, Class G
6.00%	06/25/19		109	110
Fannie Mae REMICS, Series 1992-116, Class B
6.50%	06/25/22		9	9
Fannie Mae REMICS, Series 1993-80, Class S
(-1.22 X LIBOR USD 1-Month plus 10.87%, 10.87% Cap)
8.32%	05/25/23	[1]	3,388	3,703
Fannie Mae REMICS, Series 2001-52, Class YZ
6.50%	10/25/31		117,983	131,307
Fannie Mae REMICS, Series 2007-64, Class FA LIBOR USD 1-Month
2.56%	07/25/37	[1]	72,051	72,683
Fannie Mae REMICS, Series 2008-50, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.05%, 6.05% Cap)
3.96%	11/25/36	[1]	1,453,637	194,883
Fannie Mae Trust, Series 2003-W6, Class 5T (IO)
(-1.00 X LIBOR USD 1-Month plus 8.15%, 7.60% Cap)
0.55%	09/25/42	[1]	14,036,218	207,516
Freddie Mac Gold Pool A25162
5.50%	05/01/34		163,314	177,436
Freddie Mac Gold Pool A33262
5.50%	02/01/35		49,225	54,579
Freddie Mac Gold Pool A68781
5.50%	10/01/37		9,819	10,786
Freddie Mac Gold Pool C03813
3.50%	04/01/42		1,169,673	1,174,927
Freddie Mac Gold Pool C90504
6.50%	12/01/21		407	431
Freddie Mac Gold Pool G01548
7.50%	07/01/32		333,392	387,816
Freddie Mac Gold Pool G01644
5.50%	02/01/34		96,418	104,658
Freddie Mac Gold Pool G02366
6.50%	10/01/36		70,649	79,721
Freddie Mac Gold Pool G11707
6.00%	03/01/20		177	179
Freddie Mac Gold Pool G12393
5.50%	10/01/21		53,266	54,715
Freddie Mac Gold Pool G12909
6.00%	11/01/22		99,602	104,245

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  39

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G13032
6.00%	09/01/22		$49,816	$51,634
Freddie Mac Gold Pool G16085
2.50%	02/01/32		2,894,105	2,814,290
Freddie Mac Gold Pool J06246
5.50%	10/01/21		18,021	18,428
Freddie Mac REMICS, Series 1602, Class SN
(-4.25 X PRIME plus 46.22%, 10.09% Cap)
10.09%	10/15/23	[1]	14,590	15,869
Freddie Mac REMICS, Series 2174, Class PN
6.00%	07/15/29		40,039	42,890
Freddie Mac REMICS, Series 3460, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.20%, 6.20% Cap)
4.13%	06/15/38	[1]	1,370,500	187,894
Freddie Mac REMICS, Series 4030, Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.61%, 6.61% Cap)
4.54%	04/15/42	[1]	1,251,476	206,467
Ginnie Mae I Pool 782810
4.50%	11/15/39		981,755	1,046,566
Ginnie Mae II Pool (TBA)
4.00%	07/20/44		1,870,000	1,916,458
4.50%	07/21/44		2,660,000	2,765,176
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year)
2.75%	07/20/34	[1]	27,318	27,977
Ginnie Mae II Pool MA4588
4.50%	07/20/47		734,362	765,056
Ginnie Mae II Pool MA4589
5.00%	07/20/47		3,763,497	3,950,349
Ginnie Mae II Pool MA4838
4.00%	11/20/47		1,893,652	1,942,885
Ginnie Mae, Series 2004-8, Class SE
(-2.00 X LIBOR USD 1-Month plus 14.30%, 14.30% Cap)
10.10%	11/26/23	[1]	29,151	31,667

				61,501,712

Total Mortgage-Backed (Cost $114,144,483)				115,232,797

MUNICIPAL BONDS — 2.05%*
Alabama — 0.25%
Alabama Economic Settlement Authority,
Taxable Revenue Bond, Series B
3.16%	09/15/25		1,845,000	1,829,410

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS (continued)
California — 0.70%
State of California, Build America Bonds
7.95%	03/01/36	$2,750,000	$2,967,305
University of California, Taxable Revenue
Bonds, Series AJ
4.60%	05/15/31	2,110,000	2,279,876

			5,247,181

Massachusetts — 0.35%
Commonwealth of Massachusetts, Build
America Bonds, Series D
4.50%	08/01/31	2,450,000	2,618,977

New York — 0.75%
City of New York, Build America Bonds
5.05%	10/01/24	1,000,000	1,071,790
New York City Transitional Finance Authority
Revenue, Future Tax Secured Revenue,
Qualified School Construction Bonds
5.01%	08/01/27	2,000,000	2,222,560
New York City Transitional Finance Authority
Revenue, Future Tax Secured Revenue, Qualified School Construction Bonds, Series G-3
5.27%	05/01/27	1,400,000	1,576,176
New York State Urban Development Corp.,
Personal Income Tax, Series SE
3.20%	03/15/22	700,000	705,152

			5,575,678

Total Municipal Bonds (Cost $15,639,598)			15,271,246

U.S. TREASURY SECURITIES — 32.64%
U.S. Treasury Notes — 32.64%
U.S. Treasury Notes
2.38%	04/30/20	4,345,000	4,333,844
2.50%	05/31/20	29,790,000	29,778,800
2.63%	06/30/23	92,235,000	91,790,348
2.75%	04/30/23	72,840,000	72,916,481
2.75%	05/31/23	1,725,000	1,727,283
2.75%	02/15/28	23,465,000	23,268,389
U.S. Treasury Notes (WI)
2.88%	05/15/28	18,860,000	18,900,151

Total U.S. Treasury Securities
(Cost $242,200,761)			242,715,296

Total Bonds – 96.15%
(Cost $717,754,733)			714,985,025

See accompanying notes to Schedule of Portfolio Investments.

40  /  N-Q Report June 2018

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Shares	Value
COMMON STOCK — 0.02%
Electric — 0.02%
Homer City Holdings LLC[2,4,5,7]	8,014	$108,189

Total Common Stock (Cost $457,400)

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 19.53%

Foreign Government Obligations — 1.64%
Japan Treasury Discount Bill, Series 748 (Japan)
0.00%[8]	07/02/18	[3]	$435,000,000	3,927,547
Japan Treasury Discount Bill, Series 763 (Japan)
0.00%[8]	09/10/18	[3]	915,000,000	8,262,806

				12,190,353

Money Market Funds — 13.86%
Dreyfus Government Cash Management Fund
1.81%[9]			37,206,000	37,206,000
Fidelity Investments Money Market Funds - Government Portfolio
1.77%[9,10]			18	18
JPMorgan U.S. Government Money Market Fund
1.76%[9]			28,629,000	28,629,000
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
1.81%[9]			37,207,000	37,207,000

				103,042,018

U.S. Treasury Bills — 4.03%
U.S. Treasury Bills
1.84%[8]	09/13/18	[11]	1,159,000	1,154,593
1.89%[8]	10/04/18		25,000,000	24,875,346
1.93%[8]	10/18/18		4,000,000	3,976,810

				30,006,749

Total Short-Term Investments (Cost $145,393,178)				145,239,120

Total Investments – 115.70% (Cost $863,605,311)				860,332,334

Liabilities in Excess of Other Assets – (15.70)%				(116,723,112)

Net Assets – 100.00%				$743,609,222

[1]	Floating rate security. The rate disclosed was in effect at June 30, 2018.

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $1,541,384, which is 0.21% of total net assets.

[6]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[7]	Non-income producing security.

[8]	Represents annualized yield at date of purchase.

[9]	Represents the current yield as of June 30, 2018.

[10]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $18.

[11]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $1,154,596.

†

Fair valued security. The aggregate value of fair valued securities is $657,633, which is 0.09% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  41

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 4,078,265	JPY 435,000,000	Bank of America N.A.	07/02/18	$150,225
USD 8,331,156	JPY 915,000,000	Goldman Sachs International	09/10/18	28,271

NET UNREALIZED DEPRECIATION				$178,496

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note	734	09/28/18	$83,395,016	$463,004	$463,004
U.S. Treasury Two Year Note	721	09/28/18	152,728,078	123,866	123,866

			236,123,094	586,870	586,870

FUTURES CONTRACTS: SHORT POSITIONS
Euro-Bobl Five Year German Bond	129	09/06/18	(19,906,747)	(99,627)	(99,627)

TOTAL FUTURES CONTRACTS			$216,216,347	$487,243	$487,243

See accompanying notes to Schedule of Portfolio Investments.

42  /  N-Q Report June 2018

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 95.76%
ASSET-BACKED SECURITIES — 6.24%**
Access Group, Inc., Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.70%)
2.79%	07/25/56	[1,2]	$2,290,990	$2,291,165
Barings CLO Ltd., Series 2013-IA, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
3.16%	01/20/28	[1,2,3]	6,700,000	6,689,836
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.30%)
2.39%	04/25/35	[1,2]	289,643	282,420
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.80%)
3.13%	02/25/30	[1]	129,005	129,700
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
3.36%	10/27/36	[1]	5,075,000	5,166,261
Education Loan Asset-Backed Trust, Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
2.89%	04/26/32	[1,2]	8,375,000	8,423,200
GCO Education Loan Funding Trust, Series 2006-2AR, Class A1RN
(LIBOR USD 1-Month plus 0.65%)
2.74%	08/27/46	[1,2]	7,301,266	7,200,332
Goal Capital Funding Trust, Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
2.78%	08/25/42	[1]	2,756,923	2,592,537
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[2]	4,192,428	4,260,097
Limerock CLO II Ltd., Series 2014-2A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.30%)
3.66%	04/18/26	[1,2,3]	5,805,534	5,812,425
Magnetite XII CLO Ltd., Series 2015-12A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.33%)
3.68%	04/15/27	[1,2,3]	8,000,000	8,033,232
Navient Student Loan Trust, Series 2015-2, Class A3
(LIBOR USD 1-Month plus 0.57%)
2.66%	11/26/40	[1]	5,300,000	5,305,682
Nelnet Student Loan Trust, Series 2013-1A, Class A
(LIBOR USD 1-Month plus 0.60%)
2.69%	06/25/41	[1,2]	3,216,686	3,234,230

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Series 2014-5A, Class A
(LIBOR USD 1-Month plus 0.55%)
2.64%	07/25/46	[1,2]	$10,645,059	$10,663,403
Northstar Education Finance, Inc., Series 2007-1, Class A1 (1.00 X LIBOR USD 3-Month plus 0.10%)
2.46%	04/28/30	[1]	3,949,637	3,933,184
SLC Student Loan Trust I, Series 2002-2, Class B2 (28 Day Auction Rate plus 0.00%)
1.61%	07/01/42	[1,2]	3,900,000	3,110,714
SLC Student Loan Trust, Series 2007-1, Class A4
(LIBOR USD 3-Month plus 0.06%)
2.40%	05/15/29	[1]	5,446,292	5,388,360
SLM Student Loan Trust, Series 2003-10A, Class A3
(LIBOR USD 3-Month plus 0.47%)
2.81%	12/15/27	[1,2]	11,502,603	11,555,463
SLM Student Loan Trust, Series 2003-11, Class A6
(LIBOR USD 3-Month plus 0.55%)
2.89%	12/15/25	[1,2]	5,496,227	5,525,709
SLM Student Loan Trust, Series 2006-9, Class A5
(LIBOR USD 3-Month plus 0.10%)
2.46%	01/26/26	[1]	2,733,111	2,727,989
SLM Student Loan Trust, Series 2007-3, Class A3
(LIBOR USD 3-Month plus 0.04%)
2.40%	04/25/19	[1]	5,134,315	5,121,533
SLM Student Loan Trust, Series 2007-6, Class A4
(LIBOR USD 3-Month plus 0.38%)
2.74%	10/25/24	[1]	6,487,999	6,499,366
SLM Student Loan Trust, Series 2008-1, Class A4
(LIBOR USD 3-Month plus 0.65%)
3.01%	01/25/22	[1]	6,731,287	6,706,001
SLM Student Loan Trust, Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
3.46%	07/25/23	[1]	3,913,896	3,948,951
SLM Student Loan Trust, Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
4.61%	10/25/75	[1]	1,095,000	1,153,460
SLM Student Loan Trust, Series 2011-1, Class A1
(LIBOR USD 1-Month plus 0.52%)
2.61%	03/25/26	[1]	165,166	165,650

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  43

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
2.79%	01/25/29	[1]	$3,120,951	$3,116,018
SLM Student Loan Trust, Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
2.61%	05/26/26	[1]	12,466,953	12,387,410
SLM Student Loan Trust, Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
2.64%	06/25/43	[1]	3,957,244	3,971,178
SLM Student Loan Trust, Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.60%)
2.56%	02/26/29	[1]	6,369,474	6,335,855

Total Asset-Backed Securities (Cost $150,254,212)				151,731,361

BANK LOANS — 0.87%*
Communications — 0.13%
Intelsat Jackson Holdings SA,
Term Loan B5, 1st Lien (Luxembourg)
6.63%	01/02/24	[3]	500,000	517,230
Lamar Media Corp., Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.88%	03/14/25	[1]	498,750	499,269
Sprint Communications, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.63%	02/02/24	[1]	797,980	795,486
Unitymedia Finance LLC, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.07%	06/01/23	[1]	1,250,000	1,243,356

				3,055,341

Electric — 0.04%
Chief Power Finance LLC, Term Loan B, 1st Lien
(LIBOR plus 4.75%)
6.85%	12/31/20	[1,4,5]	1,003,777	917,623

Finance — 0.14%
Delos Finance SARL, Term Loan B, 1st Lien
(LIBOR plus 1.75%)
4.08%	10/06/23	[1]	3,429,507	3,433,794

Health Care — 0.12%
Catalent Pharma Solutions, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.34%	05/20/24	[1]	1,560,306	1,561,765
Iqvia, Inc., Term Loan B3, 1st Lien

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Health Care (continued)
(LIBOR plus 1.75%)
4.08%	06/11/25		$500,000	$496,250
Valeant Pharmaceuticals International, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.98%	06/02/25	[1]	800,000	798,336

				2,856,351

Industrials — 0.20%
Tyco International Holdings SARL, Term Loan
(LIBOR plus 1.38%)
3.38%	03/02/20	[1,4,5]	4,982,000	4,977,342

Information Technology — 0.18%
Dell International LLC, Term Loan A3, 1st Lien
(LIBOR plus 1.50%)
3.60%	12/31/18	[1]	3,133,260	3,130,519
Quintiles IMS, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.33%	03/07/24	[1]	450,337	450,548
SS&C Technologies, Inc., Term Loan B3, 1st Lien
(LIBOR plus 2.50%)
4.59%	04/16/25	[1]	652,711	653,661
SS&C Technology Holdings Europe SARL, Term Loan B4, 1st Lien
(LIBOR plus 2.50%)
4.59%	04/16/25	[1]	246,929	247,288

				4,482,016

Real Estate Investment Trust (REIT) — 0.06%
Ventas Realty LP, Term Loan A
(LIBOR plus 0.98%)
2.98%	08/03/20	[1]	1,430,000	1,422,850

Total Bank Loans (Cost $21,241,785)				21,145,317

CORPORATES — 36.95%*
Automotive — 0.25%
General Motors Co.
3.50%	10/02/18		6,000,000	6,011,738

Banking — 8.62%
Bank of America Corp.
2.74%	01/23/22	[6]	9,705,000	9,535,879
3.00%	12/20/23	[6]	2,159,000	2,094,527
6.50%	07/15/18		1,500,000	1,501,919
6.88%	11/15/18		1,000,000	1,015,589
7.63%	06/01/19		5,000,000	5,208,669

See accompanying notes to Schedule of Portfolio Investments.

44  /  N-Q Report June 2018

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Bank of America Corp. (GMTN)
2.37%	07/21/21	[6]	$18,025,000	$17,661,850
Bank of New York Mellon Corp. (The) (MTN)
2.30%	09/11/19		4,753,000	4,729,532
Bank of New York Mellon Corp., (The) Series G
2.20%	05/15/19		629,000	626,602
Capital One Bank USA N.A. (BKNT)
2.15%	11/21/18		4,295,000	4,286,405
Capital One N.A.
2.35%	08/17/18		550,000	549,980
Citibank N.A. (BKNT)
3.05%	05/01/20		11,605,000	11,603,840
Discover Bank
2.60%	11/13/18		5,975,000	5,980,881
JPMorgan Chase & Co.
2.25%	01/23/20		10,000,000	9,875,816
6.30%	04/23/19		22,375,000	23,014,299
JPMorgan Chase Bank N.A.
2.60%	02/01/21	[6]	13,950,000	13,829,197
JPMorgan Chase Bank N.A. (BKNT)
(LIBOR USD 3-Month plus 0.25%)
2.61%	02/13/20	[1]	7,695,000	7,694,809
Lloyds Bank PLC (United Kingdom)
3.30%	05/07/21	[3]	6,475,000	6,458,152
Macquarie Bank Ltd. (Australia)
2.60%	06/24/19	[2,3]	5,000,000	4,985,449
PNC Bank N.A. (BKNT)
1.70%	12/07/18		7,680,000	7,651,042
1.95%	03/04/19		10,000,000	9,956,035
2.25%	07/02/19		1,795,000	1,786,492
Santander UK Group Holdings PLC (United Kingdom)
2.88%	08/05/21	[3]	13,000,000	12,599,210
Santander UK PLC (United Kingdom)
2.50%	01/05/21	[3]	2,250,000	2,198,438
UBS AG/London (Switzerland)
(LIBOR USD 3-Month plus 0.32%)
2.64%	05/28/19	[1,2,3]	8,000,000	8,016,320
Wells Fargo & Co., Series N (MTN)
2.15%	01/30/20		9,535,000	9,403,393
Wells Fargo Bank N.A. (BKNT)
2.15%	12/06/19		7,715,000	7,628,963
2.40%	01/15/20		20,000,000	19,814,090

				209,707,378

Communications — 1.52%
AT&T, Inc.
2.38%	11/27/18		5,000,000	4,997,211

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
3.00%	06/30/22		$7,440,000	$7,225,657
3.40%	05/15/25		2,655,000	2,493,611
3.60%	02/17/23		1,700,000	1,675,429
4.13%	02/17/26		1,400,000	1,370,594
Charter Communications Operating LLC / Charter Communications Operating Capital
4.50%	02/01/24		3,415,000	3,414,122
Discovery Communications LLC
2.75%	11/15/19	[2]	2,000,000	1,986,998
2.80%	06/15/20	[2]	715,000	706,700
Sprint Communications, Inc.
9.00%	11/15/18	[2]	2,200,000	2,249,500
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[2]	3,453,125	3,418,766
Time Warner Cable LLC
6.75%	07/01/18		7,525,000	7,525,000

				37,063,588

Consumer Discretionary — 1.02%
Altria Group, Inc.
9.70%	11/10/18		7,340,000	7,519,727
Anheuser-Busch North American
Holding Corp.
2.20%	08/01/18	[2]	5,500,000	5,498,045
Constellation Brands, Inc.
2.00%	11/07/19		7,000,000	6,898,799
Molson Coors Brewing Co.
2.25%	03/15/20		5,000,000	4,922,829

				24,839,400

Consumer Products — 0.24%
Newell Brands, Inc.
2.60%	03/29/19		2,540,000	2,533,320
2.88%	12/01/19		3,230,000	3,219,210

				5,752,530

Electric — 2.66%
Duke Energy Florida LLC
2.10%	12/15/19		3,360,000	3,341,020
ITC Holdings Corp.
5.50%	01/15/20	[2]	1,780,000	1,834,310
Jersey Central Power & Light Co.
7.35%	02/01/19		505,000	517,086
LG&E & KU Energy LLC
3.75%	11/15/20		3,400,000	3,427,571
Metropolitan Edison Co.
7.70%	01/15/19		4,250,000	4,364,365
Mississippi Power Co.
(LIBOR USD 3-Month plus 0.65%)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  45

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
2.99%	03/27/20	[1]	$5,000,000	$5,000,172
Nevada Power Co.
7.13%	03/15/19		4,125,000	4,252,842
NextEra Energy Capital Holdings, Inc.
(LIBOR USD 3-Month plus 0.48%)
2.84%	05/04/21	[1]	7,700,000	7,698,909
Oncor Electric Delivery Co. LLC
6.80%	09/01/18		14,109,000	14,193,957
Pennsylvania Electric Co.
5.20%	04/01/20		1,262,000	1,295,791
PNM Resources, Inc.
3.25%	03/09/21		7,115,000	7,063,430
Progress Energy, Inc.
7.05%	03/15/19		4,200,000	4,322,732
Southwestern Electric Power Co.
6.45%	01/15/19		7,395,000	7,532,802

				64,844,987

Energy — 1.11%
Energy Transfer Partners LP
4.90%	02/01/24		4,292,000	4,390,124
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[2]	3,320,000	3,453,904
Panhandle Eastern Pipeline Co. LP
8.13%	06/01/19		1,000,000	1,044,164
Phillips 66
(LIBOR USD 3-Month plus 0.65%)
3.00%	04/15/19	[1,2]	1,145,000	1,145,519
Plains All American Pipeline LP/PAA Finance Corp.
3.85%	10/15/23		5,422,000	5,315,740
Rockies Express Pipeline LLC
6.00%	01/15/19	[2]	1,500,000	1,516,875
6.85%	07/15/18	[2]	1,500,000	1,503,075
Ruby Pipeline LLC
6.00%	04/01/22	[2]	3,499,773	3,601,045
Williams Partners LP
5.25%	03/15/20		5,000,000	5,156,516

				27,126,962

Finance — 5.36%
Air Lease Corp.
2.13%	01/15/20		5,000,000	4,909,438
American Express Credit Corp. (GMTN)
2.25%	08/15/19		2,840,000	2,822,421
American Express Credit Corp. (MTN)
2.20%	03/03/20		4,000,000	3,948,480
Associates Corp. of North America
6.95%	11/01/18		11,000,000	11,136,235

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Citigroup, Inc.
2.05%	12/07/18		$2,000,000	$1,995,618
2.50%	09/26/18		11,750,000	11,748,079
2.50%	07/29/19		2,500,000	2,489,438
8.50%	05/22/19		3,000,000	3,146,454
Daimler Finance North America LLC
1.50%	07/05/19	[2]	4,407,000	4,343,479
1.75%	10/30/19	[2]	2,000,000	1,965,288
Ford Motor Credit Co. LLC
2.38%	03/12/19		1,290,000	1,285,229
2.60%	11/04/19		2,550,000	2,529,175
Ford Motor Credit Co. LLC (MTN)
2.94%	01/08/19		1,000,000	1,000,590
General Motors Financial Co., Inc.
2.40%	05/09/19		2,600,000	2,588,424
Goldman Sachs Group, Inc. (The)
2.55%	10/23/19		6,049,000	6,010,465
2.63%	01/31/19		8,000,000	8,004,820
2.63%	04/25/21		1,880,000	1,839,737
(LIBOR USD 3-Month plus 1.02%)
3.38%	10/23/19	[1]	5,000,000	5,048,673
Goldman Sachs Group, Inc. (The) (GMTN)
7.50%	02/15/19		8,625,000	8,864,595
International Lease Finance Corp.
6.25%	05/15/19		3,000,000	3,076,465
7.13%	09/01/18	[2]	3,816,000	3,845,574
Morgan Stanley (GMTN)
5.50%	01/26/20		2,805,000	2,905,404
5.50%	07/24/20		2,550,000	2,665,131
7.30%	05/13/19		8,000,000	8,293,881
(LIBOR USD 3-Month plus 0.55%)
2.90%	02/10/21	[1]	10,000,000	10,021,939
Morgan Stanley (MTN)
5.63%	09/23/19		2,000,000	2,061,563
Morgan Stanley, Series 3NC2
(LIBOR USD 3-Month plus 0.80%)
3.16%	02/14/20	[1]	3,795,000	3,806,854
Protective Life Global Funding
1.72%	04/15/19	[2]	8,245,000	8,172,005

				130,525,454

Food — 1.68%
Campbell Soup Co.
3.30%	03/15/21		4,025,000	3,996,694
Conagra Brands, Inc.
(LIBOR USD 3-Month plus 0.50%)
2.84%	10/09/20	[1]	7,250,000	7,217,494
Danone SA (France)
1.69%	10/30/19	[2,3]	3,325,000	3,269,242

See accompanying notes to Schedule of Portfolio Investments.

46  /  N-Q Report June 2018

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Food (continued)
General Mills, Inc.
3.20%	04/16/21		$7,000,000	$6,968,299
Kraft Heinz Foods Co.
6.13%	08/23/18		6,000,000	6,031,467
(LIBOR USD 3-Month plus 0.42%)
2.79%	08/09/19	[1]	4,000,000	4,007,774
Mondelez International Holdings
Netherlands BV (Netherlands)
1.63%	10/28/19	[2,3]	9,670,000	9,503,497

				40,994,467

Health Care — 5.30%
AbbVie, Inc.
2.90%	11/06/22		5,000,000	4,856,747
Allergan Funding SCS (Luxembourg)
3.00%	03/12/20	[3]	7,175,000	7,143,922
Amgen, Inc.
3.63%	05/15/22		3,400,000	3,421,955
Anthem, Inc.
2.50%	11/21/20		10,270,000	10,107,706
AstraZeneca PLC (United Kingdom)
2.38%	11/16/20	[3]	2,835,000	2,782,864
Bayer U.S. Finance LLC
2.38%	10/08/19	[2]	6,425,000	6,364,473
Bayer US Finance II LLC
3.50%	06/25/21	[2]	1,825,000	1,829,802
Becton Dickinson and Co.
2.40%	06/05/20		2,260,000	2,220,473
2.68%	12/15/19		3,661,000	3,638,119
Biogen, Inc.
2.90%	09/15/20		2,446,000	2,436,645
Boston Scientific Corp.
6.00%	01/15/20		4,605,000	4,797,839
Catholic Health Initiatives
2.60%	08/01/18		13,000,000	13,002,620
Celgene Corp.
2.75%	02/15/23		585,000	559,422
2.88%	08/15/20		5,000,000	4,964,242
3.25%	08/15/22		2,278,000	2,233,578
Cigna Corp.
4.50%	03/15/21		5,335,000	5,450,953
5.13%	06/15/20		1,725,000	1,784,511
CVS Health Corp.
2.25%	12/05/18		16,681,000	16,655,239
Fresenius Medical Care U.S. Finance II, Inc.
6.50%	09/15/18	[2]	9,560,000	9,623,634
HCA, Inc.
3.75%	03/15/19		1,750,000	1,758,750
6.50%	02/15/20		1,960,000	2,045,750

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Humana, Inc.
2.50%	12/15/20		$5,675,000	$5,573,098
Roche Holdings, Inc.
2.25%	09/30/19	[2]	3,710,000	3,686,248
Shire Acquisitions Investments Ireland DAC (Ireland)
1.90%	09/23/19	[3]	7,865,000	7,743,729
Sutter Health, Series 13-C
2.29%	08/15/53		1,525,000	1,509,750
Zimmer Biomet Holdings, Inc.
(LIBOR USD 3-Month plus 0.75%)
3.08%	03/19/21	[1]	2,685,000	2,689,813

				128,881,882

Industrials — 1.33%
BAE Systems Holdings, Inc.
6.38%	06/01/19	[2]	5,660,000	5,831,048
Bemis Co., Inc.
6.80%	08/01/19		4,180,000	4,340,205
Clean Harbors, Inc.
5.13%	06/01/21		243,000	244,823
General Electric Co. (GMTN)
2.20%	01/09/20		2,000,000	1,976,500
General Electric Co. (MTN)
(LIBOR USD 3-Month plus 0.38%)
2.74%	05/05/26	[1]	5,180,000	5,012,364
L3 Technologies, Inc.
4.95%	02/15/21		1,525,000	1,568,068
Siemens Financieringsmaatschappij NV (Netherlands)
1.30%	09/13/19	[2,3]	6,500,000	6,376,887
WestRock MWV LLC
7.38%	09/01/19		5,850,000	6,133,579
WestRock RKT Co.
3.50%	03/01/20		1,000,000	1,002,391

				32,485,865

Information Technology — 0.90%
Analog Devices, Inc.
2.85%	03/12/20		4,030,000	4,011,874
Apple, Inc.
1.70%	02/22/19		3,255,000	3,238,751
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20		6,750,000	6,661,399
Dell International LLC/EMC Corp.
3.48%	06/01/19	[2]	4,000,000	4,010,965
QUALCOMM, Inc.
1.85%	05/20/19		2,035,000	2,034,316
2.25%	05/20/20		2,000,000	1,971,329

				21,928,634

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  47

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance — 0.80%
Allstate Corp. (The)
(LIBOR USD 3-Month plus 0.43%)
2.76%	03/29/21	[1]	$4,000,000	$4,003,490
Metropolitan Life Global Funding I
1.35%	09/14/18	[2]	8,000,000	7,981,710
Nationwide Mutual Insurance Co.
4.63%	12/15/24	[2,6]	3,550,000	3,554,438
Pricoa Global Funding I
1.45%	09/13/19	[2]	4,000,000	3,927,080

				19,466,718

Materials — 0.77%
Dow Chemical Co. (The)
8.55%	05/15/19		6,159,000	6,455,476
Georgia-Pacific LLC
2.54%	11/15/19	[2]	8,000,000	7,935,040
Monsanto Co.
2.13%	07/15/19		4,275,000	4,237,280

				18,627,796

Real Estate Investment Trust (REIT) — 4.15%
Alexandria Real Estate Equities, Inc.
2.75%	01/15/20		8,800,000	8,731,376
American Campus Communities
Operating Partnership LP
3.35%	10/01/20		6,040,000	6,024,368
American Tower Corp.
3.40%	02/15/19		7,395,000	7,412,703
Boston Properties LP
5.63%	11/15/20		2,260,000	2,369,157
5.88%	10/15/19		9,615,000	9,905,374
Digital Realty Trust LP
5.88%	02/01/20		3,000,000	3,104,807
Duke Realty LP
3.88%	02/15/21		6,385,000	6,464,514
HCP, Inc.
2.63%	02/01/20		6,870,000	6,787,821
3.75%	02/01/19		5,000,000	5,019,825
Kimco Realty Corp.
6.88%	10/01/19		5,860,000	6,121,961
Reckson Operating Partnership LP
7.75%	03/15/20		1,650,000	1,762,392
SL Green Realty Corp.
5.00%	08/15/18		8,000,000	8,013,240
UDR, Inc.
3.70%	10/01/20		3,000,000	3,023,858
Ventas Realty LP/Ventas Capital Corp.
2.70%	04/01/20		3,949,000	3,909,499

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
VEREIT Operating Partnership LP
3.00%	02/06/19		$3,890,000	$3,889,726
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%	09/17/19	[2]	5,500,000	5,477,520
3.25%	10/05/20	[2]	4,000,000	3,982,284
Welltower, Inc.
4.13%	04/01/19		8,835,000	8,900,193

				100,900,618

Retail — 0.78%
Alimentation Couche-Tard, Inc. (Canada)
2.35%	12/13/19	[2,3]	7,000,000	6,916,809
Dollar Tree, Inc.
(LIBOR USD 3-Month plus 0.70%)
3.06%	04/17/20	[1]	7,000,000	7,015,141
Walgreens Boots Alliance, Inc.
2.70%	11/18/19		5,000,000	4,975,756

				18,907,706

Services — 0.28%
Moody’s Corp.
(LIBOR USD 3-Month plus 0.35%)
2.67%	09/04/18	[1]	5,820,000	5,823,018
Republic Services, Inc.
5.50%	09/15/19		850,000	874,830

				6,697,848

Transportation — 0.18%
America West Airlines Pass-Through Trust, Series 2001-1, Class G
7.10%	04/02/21		92,724	98,343
American Airlines Pass-Through Trust, Series 2011-1, Class A
5.25%	01/31/21		940,614	984,729
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		1,395,774	1,435,346
Continental Airlines Pass-Through Trust,
Series 1999-1, Class A
6.55%	02/02/19		1,144,478	1,154,549
Continental Airlines Pass-Through Trust, Series 2000-2, Class A1
7.71%	04/02/21		626,472	662,575

				4,335,542

Total Corporates (Cost $903,525,500)				899,099,113

See accompanying notes to Schedule of Portfolio Investments.

48  /  N-Q Report June 2018

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED — 29.91%**
Non-Agency Commercial Mortgage-Backed — 0.68%
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA
1.97%	09/10/45	[2,4,5,6]	$17,866,026	$1,034,982
Commercial Mortgage Trust, Series 2013-LC13, Class A2
3.01%	08/10/46		4,122,151	4,122,197
GE Business Loan Trust, Series 2006-2A, Class A
0.51%	11/15/34	[2]	2,068,664	2,032,228
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3S
5.24%	05/15/47	[2]	1,030,977	1,027,729
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3SF
(LIBOR USD 1-Month plus 0.16%)
2.23%	05/15/47	[1]	5,577,281	5,562,471
Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A
2.80%	03/18/28	[2,6]	2,855,000	2,829,275

				16,608,882

Non-Agency Mortgage-Backed — 10.91%
Accredited Mortgage Loan Trust, Series 2007-1, Class A4
(LIBOR USD 1-Month plus 0.22%)
2.31%	02/25/37	[1]	12,000,000	11,469,466
ACE Securities Corp. Home Equity Loan Trust, Series 2006-NC1, Class A1
(LIBOR USD 1-Month plus 0.22%)
2.31%	12/25/35	[1]	2,833,760	2,835,406
Aegis Asset-Backed Securities Trust, Series 2005-5, Class 2A
(LIBOR USD 1-Month plus 0.25%)
2.34%	12/25/35	[1]	5,797,939	5,796,550
Ameriquest Mortgage Securities, Inc., Series 2006-R2, Class A1
(LIBOR USD 1-Month plus 0.18%)
2.27%	04/25/36	[1]	4,488,602	4,484,507
Amresco Residential Securities Mortgage Loan Trust, Series 1998-1, Class A5 (STEP-reset date 08/25/18)
7.03%	10/25/27		13,058	13,508
Argent Securities, Inc., Series 2005-W2, Class A1
(LIBOR USD 1-Month plus 0.26%)
2.35%	10/25/35	[1]	5,402,541	5,424,868
Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
5.50%	10/25/33		9,559,791	9,845,273

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Funding Trust, Series 2015-R2, Class 9A1
(LIBOR USD 1-Month plus 0.22%)
2.31%	03/27/36	[1,2]	$5,975,933	$5,886,664
Banc of America Funding Trust, Series 2015-R3, Class 8A1
(LIBOR USD 1-Month plus 0.15%)
2.24%	06/27/36	[1,2]	4,004,107	3,990,282
Banc of America Funding Trust, Series 2015-R4, Class 3A1
(LIBOR USD 1-Month plus 0.14%)
2.10%	07/27/36	[1,2]	6,413,141	6,295,534
BCAP LLC Trust, Series 2008-IND2, Class A1
(LIBOR USD 1-Month plus 1.65%)
3.74%	04/25/38	[1]	6,242,159	6,292,399
BCAP LLC Trust, Series 2013-RR5, Class 2A1
3.25%	03/26/37	[2,6]	5,596,541	5,650,467
Bear Stearns ARM Trust, Series 2004-3, Class 4A
4.36%	07/25/34	[6]	2,556,042	2,584,209
Chase Funding Trust, Series 2002-2, Class 2M1
(LIBOR USD 1-Month plus 0.90%)
2.99%	02/25/32	[1]	100,083	100,181
Chase Funding Trust, Series 2007-A1, Class 8A1
3.71%	02/25/37	[6]	8,917,222	9,162,914
Chase Funding Trust, Series 2007-A2, Class 2A3
3.62%	07/25/37	[6]	1,939,687	1,982,651
Chevy Chase Mortgage Funding Corp., Series 2005-2A, Class A1
(LIBOR USD 1-Month plus 0.18%)
2.27%	05/25/36	[1,2]	990,471	971,252
CIM Trust, Series 2015-3AG, Class A1
(LIBOR USD 1-Month plus 1.75%)
3.73%	10/25/57	[1,2]	7,057,030	7,227,912
CIM Trust, Series 2015-4AG, Class A1
(LIBOR USD 1-Month plus 2.00%)
3.98%	10/25/57	[1,2]	9,391,176	9,524,199
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.34%	02/25/34	[6]	117,222	115,949
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class A2C
(LIBOR USD 1-Month plus 1.30%)
3.39%	07/25/37	[1]	90,000	84,942

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  49

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	08/01/32	[6]	$1,042,087	$1,074,950
Conseco Financial Corp., Series 1998-2, Class A5
6.24%	12/01/28		4,158	4,265
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
3.23%	08/25/34	[6]	15,063	14,754
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR1, Class 5A1
3.72%	02/25/34	[6]	2,155,208	2,184,456
Credit Suisse Mortgage Trust, Series 2014-9R, Class 8A1
(LIBOR USD 1-Month plus 0.16%)
2.12%	10/27/36	[1,2]	1,283,814	1,271,196
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB7, Class AF3 (STEP-reset date 08/25/18)
3.80%	11/25/35		347,835	350,027
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2 (STEP-reset date 08/25/18)
3.48%	01/25/36		2,181,253	1,879,262
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1
(LIBOR USD 1-Month plus 0.06%)
2.15%	04/25/37	[1]	3,080,202	2,244,290
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.21%)
2.29%	03/19/45	[1]	1,031,236	1,029,219
Encore Credit Receivables Trust, Series 2005-2, Class M2
(LIBOR USD 1-Month plus 0.69%)
2.78%	11/25/35	[1]	4,204,840	4,264,612
FBR Securitization Trust, Series 2005-02, Class M1
(LIBOR USD 1-Month plus 0.72%)
2.81%	09/25/35	[1]	2,299,754	2,308,252
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
3.42%	09/25/34	[6]	8,433	8,385
First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 2A2
3.72%	02/25/35	[6]	967,291	978,988
GE Business Loan Trust, Series 2007-1A, Class A
(LIBOR USD 1-Month plus 0.17%)
2.24%	04/16/35	[1,2]	1,087,354	1,063,695

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GMACM Home Equity Loan Trust, Series 2000-HE2, Class A1
(LIBOR USD 1-Month plus 0.44%)
2.53%	06/25/30	[1]	$208,045	$177,521
GSAA Home Equity Trust, Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.28%)
2.37%	08/25/35	[1]	923,342	924,195
GSAMP Trust 2006-NC1
(LIBOR USD 1-Month plus 0.29%)
2.38%	02/25/36	[1]	10,309,291	10,289,316
GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1
4.02%	11/25/35	[6]	644,081	645,665
Impac CMB Trust, Series 2005-5, Class A1
(LIBOR USD 1-Month plus 0.64%)
2.73%	08/25/35	[1]	2,046,623	1,926,106
IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1
(LIBOR USD 1-Month plus 0.78%)
2.87%	12/25/34	[1]	318,599	292,384
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
(LIBOR USD 1-Month plus 0.80%)
2.89%	11/25/34	[1]	969,897	882,944
IndyMac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		596,797	635,890
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AV4
(LIBOR USD 1-Month plus 0.28%)
2.37%	03/25/47	[1]	50,000	43,814
JPMorgan Mortgage Acquisition Trust., Series 2005-FRE1, Class A2F3 (STEP-reset date 08/25/18)
3.37%	10/25/35		1,729,024	1,740,210
JPMorgan Mortgage Trust, Series 2007-A1, Class 1A1
3.94%	07/25/35	[6]	1,364,482	1,394,475
JPMorgan Mortgage Trust, Series 2007-A1, Class 5A2
3.69%	07/25/35	[6]	356,871	368,912
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3
4.35%	04/15/40		432,517	436,076
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		358,597	362,624

See accompanying notes to Schedule of Portfolio Investments.

50  /  N-Q Report June 2018

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class AIOC (IO)
0.55%	04/15/40	[4,5,6]	$126,826,826	$2,268,501
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
3.85%	01/25/34	[6]	9,778	9,719
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
4.00%	01/25/34	[6]	47,744	49,576
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1
3.91%	11/21/34	[6]	1,240,602	1,281,449
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A3
3.65%	04/25/34	[6]	156,098	157,247
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
2.62%	06/25/34	[6]	31,457	28,794
MASTR Alternative Loan Trust, Series 2003-1, Class 1A1
6.25%	12/25/32		2,957,221	3,083,139
MASTR Alternative Loan Trust, Series 2003-5, Class 4A1
5.50%	07/25/33		4,855,471	5,089,178
MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
5.25%	11/25/33		4,895,688	5,082,822
MASTR Alternative Loan Trust, Series 2004-7, Class 1A1
5.50%	07/25/34		5,084,147	5,270,974
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
3.60%	10/25/32	[6]	257,976	262,393
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A3C
(LIBOR USD 1-Month plus 1.00%)
3.09%	08/25/34	[1]	1,011,450	988,767
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
(LIBOR USD 1-Month plus 0.18%)
2.27%	06/25/37	[1]	12,126,901	9,270,778
Merrill Lynch Mortgage Investors Trust, Series 2004-A4, Class A1
3.68%	08/25/34	[6]	1,655,715	1,698,975
Merrill Lynch Mortgage Investors Trust, Series 2006-F1, Class 1A2
6.00%	04/25/36		1,946,104	1,688,577
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		1,136,733	1,289,024
Mid-State Trust, Series 2006-1, Class A
5.79%	10/15/40	[2]	5,304,487	5,848,786

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Capital I Trust, Series 2004-NC7, Class M2
(LIBOR USD 1-Month plus 0.93%)
3.02%	07/25/34	[1]	$3,518,846	$3,556,797
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 1A
(LIBOR USD 1-Month plus 0.90%)
2.99%	07/25/34	[1]	377,525	375,838
Morgan Stanley Resecuritization Trust, Series 2014-R3, Class 3A
(LIBOR USD 1-Month plus 1.25%)
1.40%	03/26/37	[1,2]	1,285,951	1,288,984
MortgageIT Trust, Series 2005-3, Class A1
(LIBOR USD 1-Month plus 0.60%)
2.69%	08/25/35	[1]	408,682	400,925
MortgageIT Trust, Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.28%)
2.37%	10/25/35	[1]	6,163,101	6,062,800
New Century Home Equity Loan Trust, Series 2005-3, Class M2
(LIBOR USD 1-Month plus 0.74%)
2.83%	07/25/35	[1]	4,575,379	4,593,700
New Century Home Equity Loan Trust, Series 2005-D, Class A1
(LIBOR USD 1-Month plus 0.22%)
2.31%	02/25/36	[1]	11,598,415	11,568,377
Nomura Resecuritization Trust, Series 2014-1R, Class 1A1
(LIBOR USD 1-Month plus 0.16%)
2.12%	10/26/36	[1,2]	271,417	271,498
Nomura Resecuritization Trust, Series 2014-1R, Class 4A1
0.00%	01/26/37	[2,6]	526,588	528,765
Option One Mortgage Loan Trust, Series 2005-1, Class A4
(LIBOR USD 1-Month plus 0.80%)
2.89%	02/25/35	[1]	422,587	423,430
Park Place Securities, Inc., Series 2004-WCW2, Class M2
(LIBOR USD 1-Month plus 0.98%)
3.07%	10/25/34	[1]	7,415,400	7,571,737
Park Place Securities, Inc., Series 2005-WCW1, Class M1
(LIBOR USD 1-Month plus 0.45%)
2.54%	09/25/35	[1]	2,556,809	2,566,177
Park Place Securities, Inc., Series 2005-WCW2, Class M1
(LIBOR USD 1-Month plus 0.75%)
2.84%	07/25/35	[1]	7,050,363	7,085,608

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  51

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust,
Series 2005-QA3, Class NB1
3.99%	03/25/35	[6]	$3,788,834	$2,718,621
Residential Asset Mortgage Products Trust, Series 2004-SL4, Class A3
6.50%	07/25/32		356,911	358,973
Residential Asset Mortgage Products Trust, Series 2005-SL1, Class A5
6.50%	05/25/32		998,424	991,211
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 6A
4.00%	11/25/34	[6]	4,093,277	4,147,980
Structured Asset Investment Loan Trust, Series 2005-8, Class A4
(LIBOR USD 1-Month plus 0.72%)
2.81%	10/25/35	[1]	3,230,189	3,247,809
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-WF3, Class A5
(LIBOR USD 1-Month plus 0.14%)
2.23%	09/25/36	[1]	7,979,103	7,964,074
Structured Asset Securities Corp., Series 2003-26A, Class 3A5
3.62%	09/25/33	[6]	938,891	949,446
Terwin Mortgage Trust, Series 2004-7HE, Class A1
(LIBOR USD 1-Month plus 0.55%)
2.64%	07/25/34	[1,2]	115,413	112,149
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
3.65%	01/25/33	[6]	118,235	120,955
WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1
3.48%	01/25/35	[6]	875,321	898,875
WaMu Mortgage Pass-Through Certificates, Series 2004-CB2, Class 2A
5.50%	07/25/34		4,873,825	4,962,749
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
(LIBOR USD 1-Month plus 0.29%)
2.38%	10/25/45	[1]	2,957,809	2,965,690
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21
(LIBOR USD 1-Month plus 0.33%)
2.42%	01/25/45	[1]	479,160	481,230
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Q, Class 1A1
3.60%	09/25/34	[6]	1,381,026	1,466,436
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A14
3.91%	06/25/35	[6]	4,581,527	4,682,957

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR9, Class 1A1
4.17%	05/25/35	[6]	$124,863	$129,154
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A5
3.82%	03/25/36	[6]	1,137,628	1,128,538

				265,525,798

U.S. Agency Commercial
Mortgage-Backed — 9.78%
Fannie Mae Multifamily REMIC Trust, Series 2015-M12, Class FA
(LIBOR USD 1-Month plus 0.34%)
2.29%	04/25/20	[1]	9,156,371	9,158,251
Fannie Mae-Aces, Series 2015-M10, Class FA
(LIBOR USD 1-Month plus 0.25%)
2.20%	03/25/19	[1]	6,460,716	6,453,582
Fannie Mae-Aces, Series 2017-M11, Class FA
(LIBOR USD 1-Month plus 0.47%)
2.42%	09/25/24	[1]	12,302,232	12,351,234
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF34, Class A
(LIBOR USD 1-Month plus 0.36%)
2.36%	08/25/24	[1]	5,939,052	5,947,182
Freddie Mac Multifamily Structured Pass-Through Certificates, Series J19F, Class A1
2.91%	02/25/22		5,431,952	5,410,047
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K003, Class A5
5.09%	03/25/19		13,850,000	13,989,384
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K004, Class A2
4.19%	08/25/19		17,405,000	17,648,726
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class A2
4.32%	11/25/19		17,500,000	17,761,041
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A1
3.40%	07/25/19		3,635,902	3,650,481
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K007, Class A2
4.22%	03/25/20		17,546,243	17,904,369

See accompanying notes to Schedule of Portfolio Investments.

52  /  N-Q Report June 2018

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A1
2.87%	02/25/23		$11,223,055	$11,196,077
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF08, Class A
(LIBOR USD 1-Month plus 0.30%)
2.30%	01/25/22	[1]	8,679,115	8,689,660
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF09, Class A
(LIBOR USD 1-Month plus 0.38%)
2.38%	05/25/22	[1]	8,736,321	8,754,594
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF10, Class A
(LIBOR USD 1-Month plus 0.38%)
2.38%	07/25/22	[1]	9,482,954	9,501,804
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KGRP, Class A
(LIBOR USD 1-Month plus 0.38%)
2.38%	04/25/20	[1]	13,790,691	13,820,231
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ18, Class A1
2.46%	03/25/22		6,033,828	5,922,957
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP04, Class AG1
(LIBOR USD 1-Month plus 0.22%)
2.22%	07/25/20	[1]	14,535,000	14,552,797
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP04, Class AG2
(LIBOR USD 1-Month plus 0.20%)
2.20%	10/25/19	[1]	17,330,000	17,331,050
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS02, Class A
(LIBOR USD 1-Month plus 0.38%)
2.38%	08/25/23	[1]	12,211,758	12,223,144
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q004, Class A2H
2.71%	01/25/21	[6]	8,763,833	8,774,455
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q004, Class AFL
(Federal Reserve US 12-Month Cumulative Average plus 0.74%)
2.30%	10/25/21	[1]	5,079,674	5,084,663

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Ginnie Mae, Series 2006-3, Class C
5.24%	04/16/39	[6]	$1,058,856	$1,059,710
Ginnie Mae, Series 2007-12, Class C
5.28%	04/16/41	[6]	1,563,742	1,567,879
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
(LIBOR USD 1-Month plus 0.53%)
2.62%	03/09/21	[1]	9,118,410	9,103,469

				237,856,787

U.S. Agency Mortgage-Backed — 8.54%
Fannie Mae Pool 464321
4.36%	01/01/20		14,485,047	14,714,374
Fannie Mae Pool 466973
3.85%	01/01/21		13,650,663	13,954,950
Fannie Mae Pool 567002
8.00%	05/01/23		29,029	30,942
Fannie Mae Pool 735861
6.50%	09/01/33		16,884	18,485
Fannie Mae Pool 770900
(LIBOR USD 12-Month plus 1.55%)
3.92%	04/01/34	[1]	260,715	266,103
Fannie Mae Pool 995182
5.50%	06/01/20		130,256	131,171
Fannie Mae Pool AD0538
6.00%	05/01/24		491,593	517,381
Fannie Mae Pool AE0083
6.00%	01/01/40		1,210,005	1,339,025
Fannie Mae Pool AL0851
6.00%	10/01/40		1,545,609	1,705,085
Fannie Mae Pool AM7028
(LIBOR USD 1-Month plus 0.24%)
2.24%	10/01/19	[1]	22,950,000	22,943,277
Fannie Mae REMICS, Series 1997-76,
Class FS
LIBOR USD 1-Month
2.54%	09/17/27	[1]	17,438	17,112
Fannie Mae REMICS, Series 2001-60, Class OF
(LIBOR USD 1-Month plus 0.95%)
3.04%	10/25/31	[1]	896,272	914,997
Fannie Mae REMICS, Series 2003-130, Class HF
(LIBOR USD 1-Month plus 0.45%)
2.54%	12/25/33	[1]	689,679	690,334
Fannie Mae REMICS, Series 2003-134, Class FC
(LIBOR USD 1-Month plus 0.60%)
2.69%	12/25/32	[1]	5,559,086	5,627,269

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  53

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2005-59, Class NF
(LIBOR USD 1-Month plus 0.25%)
2.34%	05/25/35	[1]	$2,856,494	$2,859,058
Fannie Mae REMICS, Series 2007-61, Class AF
(LIBOR USD 1-Month plus 0.28%)
2.37%	03/25/37	[1]	1,461,506	1,462,054
Fannie Mae REMICS, Series 2007-64, Class FA
(LIBOR USD 1-Month plus 0.47%)
2.56%	07/25/37	[1]	446,555	450,470
Fannie Mae REMICS, Series 2009-111, Class DA
5.00%	12/25/39		416,999	425,658
Fannie Mae REMICS, Series 2009-33, Class FB
(LIBOR USD 1-Month plus 0.82%)
2.91%	03/25/37	[1]	2,776,663	2,839,309
Fannie Mae REMICS, Series 2009-85, Class LF
(LIBOR USD 1-Month plus 1.20%)
3.29%	10/25/49	[1]	3,262,411	3,347,668
Fannie Mae REMICS, Series 2009-96, Class FA
(LIBOR USD 1-Month plus 0.90%)
2.99%	11/25/49	[1]	2,201,172	2,251,422
Fannie Mae REMICS, Series 2010-109, Class PF
(LIBOR USD 1-Month plus 0.40%)
2.49%	10/25/40	[1]	1,599,165	1,610,264
Fannie Mae REMICS, Series 2010-26, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.23%, 6.23% Cap)
4.14%	11/25/36	[1]	9,601,879	1,288,029
Fannie Mae REMICS, Series 2010-39, Class FE
(LIBOR USD 1-Month plus 0.77%)
2.86%	06/25/37	[1]	5,139,335	5,240,787
Fannie Mae REMICS, Series 2010-43, Class DP
5.00%	05/25/40		1,243,891	1,308,471
Fannie Mae REMICS, Series 2010-6, Class BF
(LIBOR USD 1-Month plus 0.76%)
2.85%	02/25/40	[1]	1,864,998	1,898,650
Fannie Mae REMICS, Series 2010-95, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
4.51%	09/25/40	[1]	6,822,681	1,136,275

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2011-118, Class FB
(LIBOR USD 1-Month plus 0.45%)
2.54%	11/25/41	[1]	$8,885,022	$8,942,391
Fannie Mae REMICS, Series 2011-71, Class FB
(LIBOR USD 1-Month plus 0.50%)
2.59%	05/25/37	[1]	3,729,350	3,744,569
Fannie Mae REMICS, Series 2012-33, Class F
(LIBOR USD 1-Month plus 0.52%)
2.61%	04/25/42	[1]	7,118,796	7,192,552
Fannie Mae REMICS, Series 2013-75, Class FC
(LIBOR USD 1-Month plus 0.25%)
2.34%	07/25/42	[1]	6,400,888	6,396,008
Fannie Mae REMICS, Series G92-10, Class Z
7.75%	01/25/22		527	551
Freddie Mac Gold Pool A45796
7.00%	01/01/33		6,093	6,668
Freddie Mac Gold Pool C46104
6.50%	09/01/29		8,492	9,460
Freddie Mac Gold Pool G13032
6.00%	09/01/22		622,290	645,000
Freddie Mac Gold Pool G13475
6.00%	01/01/24		79,723	82,618
Freddie Mac REMICS, Series 2174, Class PN
6.00%	07/15/29		555,630	595,199
Freddie Mac REMICS, Series 2454, Class FQ
(LIBOR USD 1-Month plus 1.00%)
3.07%	06/15/31	[1]	8,538	8,789
Freddie Mac REMICS, Series 2733, Class FB
(LIBOR USD 1-Month plus 0.60%)
2.67%	10/15/33	[1]	3,829,879	3,879,261
Freddie Mac REMICS, Series 3071, Class TF
(LIBOR USD 1-Month plus 0.30%)
2.37%	04/15/35	[1]	3,812,480	3,814,649
Freddie Mac REMICS, Series 3084, Class FN
(LIBOR USD 1-Month plus 0.50%)
2.57%	12/15/34	[1]	2,870,377	2,876,731
Freddie Mac REMICS, Series 3294, Class CB
5.50%	03/15/37		247,443	266,815

See accompanying notes to Schedule of Portfolio Investments.

54  /  N-Q Report June 2018

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3300, Class FA
(LIBOR USD 1-Month plus 0.30%)
2.37%	08/15/35	[1]	$979,078	$980,592
Freddie Mac REMICS, Series 3325, Class NF
(LIBOR USD 1-Month plus 0.30%)
2.37%	08/15/35	[1]	2,524,893	2,528,797
Freddie Mac REMICS, Series 3524, Class FC
(LIBOR USD 1-Month plus 0.94%)
3.01%	06/15/38	[1]	711,337	726,450
Freddie Mac REMICS, Series 3531, Class FM
(LIBOR USD 1-Month plus 0.90%)
2.97%	05/15/39	[1]	743,556	761,949
Freddie Mac REMICS, Series 3672, Class A
6.00%	05/15/40		150,334	161,711
Freddie Mac REMICS, Series 3792, Class DF
(LIBOR USD 1-Month plus 0.40%)
2.47%	11/15/40	[1]	868,450	869,850
Freddie Mac REMICS, Series 3824, Class FA
(LIBOR USD 1-Month plus 0.15%)
2.22%	03/15/26	[1]	28,562	28,570
Freddie Mac REMICS, Series 3828, Class TF
(LIBOR USD 1-Month plus 0.40%)
2.47%	04/15/29	[1]	255,368	255,662
Freddie Mac REMICS, Series 4060, Class FJ
(LIBOR USD 1-Month plus 0.35%)
2.42%	02/15/41	[1]	7,159,960	7,181,512
Freddie Mac REMICS, Series 4109, Class KF
(LIBOR USD 1-Month plus 0.40%)
2.47%	05/15/32	[1]	2,041,558	2,046,103
Freddie Mac REMICS, Series 4235, Class FA
(LIBOR USD 1-Month plus 0.35%)
2.42%	01/15/34	[1]	3,177,728	3,185,886
Freddie Mac Strips, Series 240, Class F30
(LIBOR USD 1-Month plus 0.30%)
2.37%	07/15/36	[1]	2,806,279	2,810,124
Freddie Mac Strips, Series 263, Class F5
(LIBOR USD 1-Month plus 0.50%)
2.57%	06/15/42	[1]	4,113,867	4,156,906
Freddie Mac Strips, Series 319, Class F2
(LIBOR USD 1-Month plus 0.50%)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
2.57%	11/15/43	[1]	$18,367,414	$18,546,918
Ginnie Mae I Pool 422972
6.50%	07/15/29		6,172	6,808
Ginnie Mae II Pool 1849
8.50%	08/20/24		345	352
Ginnie Mae II Pool 2020
8.50%	06/20/25		513	553
Ginnie Mae II Pool 2286
8.50%	09/20/26		1,286	1,405
Ginnie Mae II Pool 2487
8.50%	09/20/27		9,242	10,055
Ginnie Mae II Pool 80059
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
2.63%	04/20/27	[1]	18,647	19,227
Ginnie Mae II Pool 80589
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.38%	03/20/32	[1]	37,132	37,061
Ginnie Mae II Pool 80610
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
2.63%	06/20/32	[1]	11,476	11,908
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
2.75%	07/20/34	[1]	382,885	392,130
Ginnie Mae II Pool 81201
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 2.00%)
3.88%	01/20/35	[1]	11,684	11,799
Ginnie Mae II Pool 8599
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.50%	02/20/25	[1]	15,252	15,645
Ginnie Mae, Series 2003-11, Class FK
(LIBOR USD 1-Month plus 0.30%)
2.39%	02/16/33	[1]	1,220,610	1,223,173
Ginnie Mae, Series 2004-5, Class PF
(LIBOR USD 1-Month plus 0.55%)
2.63%	02/20/33	[1]	257,020	257,249
Ginnie Mae, Series 2009-106, Class XI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
4.72%	05/20/37	[1]	5,815,744	761,820
Ginnie Mae, Series 2012-13, Class KF
(LIBOR USD 1-Month plus 0.30%)
2.38%	07/20/38	[1]	1,142,624	1,145,397
Ginnie Mae, Series 2013-53, Class AD
1.50%	12/20/26		3,180,560	3,054,421

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  55

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
NCUA Guaranteed Notes, Series 2010-R1, Class A1
(LIBOR USD 1-Month plus 0.45%)
2.47%	10/07/20	[1]	$11,802,216	$11,835,870
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
(LIBOR USD 1-Month plus 0.56%)
2.65%	12/08/20	[1]	8,126,394	8,168,544
NCUA Guaranteed Notes, Series 2010-R3, Class 2A
(LIBOR USD 1-Month plus 0.56%)
2.58%	12/08/20	[1]	3,777,081	3,795,302
NCUA Guaranteed Notes, Series 2011-R1, Class 1A
(LIBOR USD 1-Month plus 0.45%)
2.37%	01/08/20	[1]	3,450,169	3,456,883
NCUA Guaranteed Notes, Series 2011-R3, Class 1A
(LIBOR USD 1-Month plus 0.40%)
2.41%	03/11/20	[1]	1,852,450	1,855,705

				207,752,218

Total Mortgage-Backed (Cost $721,739,191)				727,743,685

MUNICIPAL BONDS — 0.02%*
California — 0.02%
State of California, Taxable, Various Purpose
6.20%	03/01/19		600,000	615,120

Total Municipal Bonds (Cost $615,289)
U.S. TREASURY SECURITIES — 21.77%
U.S. Treasury Notes — 21.77%
U.S. Treasury Notes
2.25%	03/31/20		306,409,000	305,044,958
2.38%	04/30/20		75,905,000	75,710,111
2.38%	04/15/21		64,665,000	64,258,318
2.50%	05/31/20		68,850,000	68,824,115
2.63%	06/30/23		15,940,000	15,863,155

Total U.S. Treasury Securities (Cost $531,005,756)				529,700,657

Total Bonds – 95.76% (Cost $2,328,381,733)				2,330,035,253

Issues	Shares	Value
COMMON STOCK — 0.06%
Electric — 0.06%
Homer City Holdings
LLC[2,4,5,7]	106,501	$1,437,764

Total Common Stock (Cost $6,078,660)

Purchased Swaptions – 0.00% (Cost $939,000)		31,983

Issues	Maturity Date		Principal Amount/ Share	Value
SHORT-TERM INVESTMENTS — 4.29%
Commercial Paper — 1.30%
Apple, Inc.
0.96%[8]	07/05/18		$9,700,000	9,696,923
Pfizer, Inc.
0.51%[8]	07/03/18		8,900,000	8,898,124
United Parcel Service, Inc.
1.35%[8]	07/09/18		12,950,000	12,946,031

				31,541,078

Money Market Funds — 1.98%
Fidelity Investments Money Market Funds - Government Portfolio
1.77%[8,9]			43	43
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
1.81%[8]			48,268,000	48,268,000

				48,268,043

U.S. Treasury Bills — 1.01%
U.S. Treasury Bills
1.84%[10]	09/13/18	[11]	4,693,000	4,675,157
1.93%[10]	10/18/18		20,000,000	19,884,050

				24,559,207

Total Short-Term Investments (Cost $104,370,427)				104,368,328

Issues	Value
Total Investments Before Written
Swaptions – 100.11%
(Cost $2,439,769,820)	2,435,873,328

Written Swaptions – 0.00%
(Cost $(540,000))	(12,129)

Liabilities in Excess of Other
Assets – (0.11)%	(2,703,733)

Net Assets – 100.00%	$2,433,157,466

See accompanying notes to Schedule of Portfolio Investments.

56  /  N-Q Report June 2018

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

[1]	Floating rate security. The rate disclosed was in effect at June 30, 2018.

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $10,636,212, which is 0.44% of total net assets.

[6]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[7]	Non-income producing security.

[8]	Represents the current yield as of June 30, 2018.

[9]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $43.

[10]	Represents annualized yield at date of purchase.

[11]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $4,675,167.
*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(USD): U.S. dollar

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two Year Note	7,052	09/28/18	$1,493,811,938	$822,669	$822,669
U.S. Treasury Five Year Note	602	09/28/18	68,397,547	347,708	347,708

			1,562,209,485	1,170,377	1,170,377

FUTURES CONTRACTS: SHORT POSITIONS
Euro-Bobl Five Year German Bond	441	09/06/18	(68,053,299)	(340,586)	(340,586)

TOTAL FUTURES CONTRACTS			$1,494,156,186	$829,791	$829,791

			Received by the Fund		Paid by the Fund
Descriptions	Counterparty	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount	Value	Premiums Paid	Unrealized (Depreciation)
PURCHASED SWAPTIONS
Option to enter into a 30-year Interest Rate Swap	Goldman Sachs International	12/24/23	3 month USD LIBOR	Quarterly	6.00%	Quarterly	$30,000,000	$31,983	$939,000	$(907,017)

			Received by the Fund		Paid by the Fund
Descriptions	Counterparty	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount	Value	Premiums (Received)	Unrealized Appreciation
WRITTEN SWAPTIONS
Option to enter into a 30-year Interest Rate Swap	Goldman Sachs International	12/24/23	7.50%	Quarterly	3 month USD LIBOR	Quarterly	$(30,000,000)	$(12,129)	$(540,000)	$527,871

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  57

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 89.32%
ASSET-BACKED SECURITIES — 12.37%**
A Voce CLO Ltd., Series 2014-1A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
3.51%	07/15/26	[1,2,3]	$250,000	$250,293
Barings CLO Ltd., Series 2013-IA, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
3.16%	01/20/28	[1,2,3]	250,000	249,621
Bayview Commercial Asset Trust, Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.37%)
2.46%	01/25/35	[2,3]	205,373	203,098
BlueMountain CLO Ltd., Series 2014-2A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.93%)
3.29%	07/20/26	[1,2,3]	250,000	250,272
Cedar Funding II CLO Ltd., Series 2013-1A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.23%)
3.56%	06/09/30	[1,2,3]	250,000	250,953
Crystal River, Series 2005-1A, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 0.36%)
2.68%	03/02/46	[1,2,3,4,5]	470,845	87,307
Dryden 30 Senior Loan Fund, Series 2013-30A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.82%)
3.16%	11/15/28	[1,2,3]	250,000	249,420
Dryden 38 Senior Loan Fund, Series 2015-38A, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 1.43%)
3.78%	07/15/27	[1,2,3]	250,000	250,071
Education Loan Asset-Backed Trust, Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
2.89%	04/26/32	[2,3]	645,000	648,712
Flagship CLO VIII, Ltd. (Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
2.90%	01/16/26	[1,2,3]	110,000	109,964
Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/29	[1,3]	185,542	180,513
Higher Education Funding, Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
3.38%	05/25/34	[2,3]	454,562	457,260
Limerock CLO II Ltd., Series 2014-2A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.30%)
3.66%	04/18/26	[1,2,3]	172,207	172,412

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Magnetite VII, Ltd. (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
3.15%	01/15/28	[1,2,3]	$250,000	$248,971
Magnetite XII CLO Ltd., Series 2015-12A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.33%)
3.68%	04/15/27	[1,2,3]	420,000	421,745
Nelnet Student Loan Trust, Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
3.04%	11/25/48	[2,3]	500,000	506,725
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
3.20%	01/15/28	[1,2,3]	250,000	249,482
Octagon Investment Partners 25 Ltd., Series 2015-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
3.16%	10/20/26	[1,2,3]	240,000	240,011
Panthera Aviation, Series 2013-1
10.00%	01/25/22	3,4,5,†	338,214	114,990
Scholar Funding Trust, Series 2012-B, Class A2
(LIBOR USD 1-Month plus 1.10%)
3.20%	03/28/46	[2,3]	839,580	847,074
SLC Student Loan Trust, Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
2.63%	08/15/31	[2]	210,497	199,242
SLM Student Loan Trust, Series 2004-2, Class B
(LIBOR USD 3-Month plus 0.47%)
2.83%	07/25/39	[2]	395,173	378,348
SLM Student Loan Trust, Series 2004-3A, Class A6A
(LIBOR USD 3-Month plus 0.55%)
2.91%	10/25/64	[2,3]	270,000	269,450
SLM Student Loan Trust, Series 2005-9, Class B
(LIBOR USD 3-Month plus 0.30%)
2.66%	01/25/41	[2]	301,693	288,459
SLM Student Loan Trust, Series 2006-2, Class A6
(LIBOR USD 3-Month plus 0.17%)
2.53%	01/25/41	[2]	900,000	880,199
SLM Student Loan Trust, Series 2007-7, Class B
(LIBOR USD 3-Month plus 0.75%)
3.11%	10/27/70	[2]	215,000	204,110
SLM Student Loan Trust, Series 2008-1, Class A4
(LIBOR USD 3-Month plus 0.65%)

See accompanying notes to Schedule of Portfolio Investments.

58  /  N-Q Report June 2018

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
3.01%	01/25/22	[2]	$240,403	$239,500
SLM Student Loan Trust, Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
3.56%	01/25/83	[2]	340,000	327,589
SLM Student Loan Trust, Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
3.56%	04/26/83	[2]	340,000	333,191
SLM Student Loan Trust, Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
4.21%	04/25/73	[2]	340,000	341,243
SLM Student Loan Trust, Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
4.21%	07/25/73	[2]	235,000	242,231
SLM Student Loan Trust, Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
4.21%	07/26/83	[2]	340,000	348,376
SLM Student Loan Trust, Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
4.21%	07/26/83	[2]	340,000	347,368
SLM Student Loan Trust, Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
4.61%	10/25/75	[2]	340,000	358,152
SLM Student Loan Trust, Series 2011-1, Class A2
(LIBOR USD 1-Month plus 1.15%)
3.24%	10/25/34	[2]	310,000	317,782
Structured Receivables Finance LLC, Series 2010-A, Class B
7.61%	01/16/46	3,†	349,436	394,580
Structured Receivables Finance LLC, Series 2010-B, Class B
7.97%	08/15/36	[3]	356,728	403,240
Wachovia Student Loan Trust, Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.17%)
2.53%	04/25/40	[2,3]	300,000	294,004

Total Asset-Backed Securities (Cost $12,450,619)				12,155,958

Issues	Maturity Date		Principal Amount	Value
CORPORATES — 31.61%*
Automotive — 0.26%
General Motors Co.
3.50%	10/02/18		$250,000	$250,489

Banking — 6.06%
Bank of America Corp.
2.74%	01/23/22	[6]	485,000	476,548
3.00%	12/20/23	[6]	431,000	418,129
3.71%	04/24/28	[6]	525,000	505,408
Bank of New York Mellon Corp. (The) (MTN)
2.66%	05/16/23	[6]	250,000	242,858
Citibank N.A. (BKNT)
3.05%	05/01/20		565,000	564,943
Discover Bank
2.60%	11/13/18		250,000	250,246
Goldman Sachs Bank USA/New York NY (BKNT)
3.20%	06/05/20		300,000	300,957
JPMorgan Chase & Co.
3.22%	03/01/25	[6]	420,000	405,610
3.90%	07/15/25		250,000	249,753
(LIBOR USD 3-Month plus 0.68%)
2.98%	06/01/21	[2]	200,000	201,059
JPMorgan Chase Bank N.A.
2.60%	02/01/21	[6]	485,000	480,800
JPMorgan Chase Bank N.A. (BKNT)
(LIBOR USD 3-Month plus 0.25%)
2.61%	02/13/20	[2]	385,000	384,990
Lloyds Banking Group PLC (United Kingdom)
2.91%	11/07/23	[1,6]	200,000	190,706
Santander UK Group Holdings PLC (United Kingdom)
2.88%	08/05/21	[1]	165,000	159,913
3.37%	01/05/24	[1,6]	200,000	192,477
UBS AG/Stamford CT (GMTN) (Switzerland)
2.38%	08/14/19	[1]	250,000	248,604
Wells Fargo & Co.
3.00%	04/22/26		145,000	133,010
Wells Fargo & Co. (MTN)
3.58%	05/22/28	[6]	575,000	547,857

				5,953,868

Communications — 2.56%
AT&T, Inc.
4.13%	02/17/26		200,000	195,799
4.80%	06/15/44		350,000	318,329
5.25%	03/01/37		265,000	261,584
CBS Corp.
3.38%	02/15/28		150,000	135,271

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  59

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%	02/01/28	[3]	$54,000	$49,747
5.13%	05/01/27	[3]	46,000	43,095
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%	10/23/45		200,000	211,790
Discovery Communications LLC
2.80%	06/15/20	[3]	150,000	148,259
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[1]	97,000	87,271
9.75%	07/15/25	[1,3]	40,000	42,300
Level 3 Financing, Inc.
5.13%	05/01/23		20,000	19,675
Sprint Capital Corp.
6.88%	11/15/28		17,000	16,320
8.75%	03/15/32		27,000	28,958
Sprint Communications, Inc.
9.00%	11/15/18	[3]	50,000	51,125
Sprint Corp.
7.63%	03/01/26		13,000	13,293
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[3]	162,500	160,883
4.74%	03/20/25	[3]	200,000	198,960
T-Mobile USA, Inc.
4.50%	02/01/26		45,000	42,077
6.50%	01/15/24		45,000	47,025
Verizon Communications, Inc.
4.52%	09/15/48		225,000	205,943
4.86%	08/21/46		150,000	141,416
Vodafone Group PLC (United Kingdom)
4.38%	05/30/28	[1]	100,000	99,008

				2,518,128

Consumer Discretionary — 0.58%
Anheuser-Busch InBev Finance, Inc.
3.65%	02/01/26		200,000	196,150
Anheuser-Busch InBev Worldwide, Inc.
4.00%	04/13/28		145,000	144,954
Bacardi Ltd. (Bangladesh)
5.30%	05/15/48	[1,3]	100,000	95,118
Central Garden & Pet Co.
5.13%	02/01/28		39,000	36,270
6.13%	11/15/23		40,000	41,552
GLP Capital LP/GLP Financing II, Inc.
5.38%	04/15/26		55,000	54,588

				568,632

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric — 2.53%
Duke Energy Carolinas LLC
3.75%	06/01/45		$355,000	$332,852
Entergy Texas, Inc.
3.45%	12/01/27		250,000	243,260
NextEra Energy Capital Holdings, Inc.
(LIBOR USD 3-Month plus 0.48%)
2.84%	05/04/21	[2]	485,000	484,931
Pennsylvania Electric Co.
5.20%	04/01/20		400,000	410,710
Puget Energy, Inc.
6.00%	09/01/21		250,000	267,564
Southern Co. Gas Capital Corp.
3.25%	06/15/26		500,000	475,786
Southwestern Electric Power Co., Series K
2.75%	10/01/26		300,000	274,947

				2,490,050

Energy — 2.05%
Cheniere Corpus Christi Holdings LLC
5.13%	06/30/27		10,000	9,950
CrownRock LP/CrownRock Finance, Inc.
5.63%	10/15/25	[3]	10,000	9,663
Diamondback Energy, Inc.
4.75%	11/01/24		30,000	29,325
Energy Transfer Partners LP
6.00%	06/15/48		100,000	100,335
EQT Midstream Partners LP
4.13%	12/01/26		350,000	320,225
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[3]	200,000	208,067
Gulfport Energy Corp.
6.38%	05/15/25		13,000	12,691
Kinder Morgan, Inc.
4.30%	03/01/28		75,000	72,990
5.63%	11/15/23	[3]	200,000	213,209
NiSource, Inc.
2.65%	11/17/22		150,000	144,193
Parsley Energy LLC/Parsley Finance Corp.
5.25%	08/15/25	[3]	10,000	9,875
5.38%	01/15/25	[3]	35,000	34,913
Plains All American Pipeline LP/PAA Finance Corp.
4.65%	10/15/25		125,000	124,695
Rockies Express Pipeline LLC
5.63%	04/15/20	[3]	75,000	77,156
Ruby Pipeline LLC
6.00%	04/01/22	[3]	178,788	183,961
Sabine Pass Liquefaction LLC
4.20%	03/15/28		100,000	96,875

See accompanying notes to Schedule of Portfolio Investments.

60  /  N-Q Report June 2018

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Sunoco Logistics Partners Operations LP
5.40%	10/01/47		$100,000	$91,602
Texas Eastern Transmission LP
2.80%	10/15/22	[3]	150,000	143,805
Williams Partners LP
3.60%	03/15/22		125,000	124,496
WPX Energy, Inc.
5.75%	06/01/26		10,000	10,009

				2,018,035

Finance — 3.32%
Air Lease Corp.
3.38%	01/15/19		250,000	250,287
Citigroup, Inc.
2.50%	09/26/18		400,000	399,935
3.67%	07/24/28	[6]	405,000	386,230
Ford Motor Credit Co. LLC
3.16%	08/04/20		275,000	273,297
General Motors Financial Co., Inc.
3.55%	04/09/21		95,000	94,754
Goldman Sachs Group, Inc. (The)
3.69%	06/05/28	[6]	200,000	190,055
3.81%	04/23/29	[6]	145,000	138,082
International Lease Finance Corp.
7.13%	09/01/18	[3]	500,000	503,875
Morgan Stanley
(LIBOR USD 3-Month plus 0.93%)
3.29%	07/22/22	[2]	500,000	504,247
Morgan Stanley (GMTN)
7.30%	05/13/19		500,000	518,368

				3,259,130

Food — 0.99%
Campbell Soup Co.
(LIBOR USD 3-Month plus 0.50%)
2.83%	03/16/20	[2]	140,000	139,625
General Mills, Inc.
4.20%	04/17/28		145,000	141,854
Kraft Heinz Foods Co.
3.00%	06/01/26		200,000	180,415
4.63%	01/30/29		190,000	188,563
Mondelez International Holdings
Netherlands BV (Netherlands)
1.63%	10/28/19	[1,3]	300,000	294,834
Post Holdings, Inc.
5.75%	03/01/27	[3]	30,000	29,175

				974,466

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care — 5.26%
Abbott Laboratories
3.75%	11/30/26		$355,000	$353,066
Allergan Funding SCS (Luxembourg)
3.80%	03/15/25	[1]	250,000	243,116
Amgen, Inc.
4.40%	05/01/45		200,000	191,349
Anthem, Inc.
2.25%	08/15/19		200,000	198,378
3.65%	12/01/27		145,000	137,592
Bayer U.S. Finance II LLC
4.38%	12/15/28	[3]	200,000	200,810
Bayer U.S. Finance LLC
2.38%	10/08/19	[3]	200,000	198,116
Becton Dickinson and Co.
(LIBOR USD 3-Month plus 0.88%)
3.21%	12/29/20	[2]	250,000	250,433
Boston Scientific Corp.
6.00%	01/15/20		200,000	208,375
Catalent Pharma Solutions, Inc.
4.88%	01/15/26	[3]	20,000	19,256
Celgene Corp.
5.00%	08/15/45		320,000	311,490
Centene Corp.
4.75%	01/15/25		101,000	100,747
CHS/Community Health Systems, Inc.
6.25%	03/31/23		35,000	32,244
8.63%	01/15/24	[3]	66,000	66,495
CVS Health Corp.
5.05%	03/25/48		240,000	245,185
DaVita, Inc.
5.00%	05/01/25		20,000	18,876
5.13%	07/15/24		14,000	13,606
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[3]	400,000	404,518
5.63%	07/31/19	[3]	300,000	307,388
Fresenius US Finance II, Inc.
4.25%	02/01/21	[3]	150,000	152,006
Gilead Sciences, Inc.
4.15%	03/01/47		205,000	196,437
HCA, Inc.
4.75%	05/01/23		30,000	30,000
5.00%	03/15/24		80,000	80,200
5.25%	04/15/25		23,000	23,058
6.50%	02/15/20		54,000	56,363
Humana, Inc.
2.90%	12/15/22		195,000	189,497
Molina Healthcare, Inc.
4.88%	06/15/25	[3]	33,000	32,175

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  61

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Shire Acquisitions Investments Ireland DAC (Ireland)
1.90%	09/23/19	[1]	$300,000	$295,374
Teleflex, Inc.
4.63%	11/15/27		10,000	9,463
Tenet Healthcare Corp.
4.63%	07/15/24	[3]	46,000	43,744
4.75%	06/01/20		10,000	10,050
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)
1.70%	07/19/19	[1]	125,000	122,476
Universal Health Services, Inc.
3.75%	08/01/19	[3]	200,000	200,125
Valeant Pharmaceuticals International
9.25%	04/01/26	[3]	16,000	16,720
Valeant Pharmaceuticals International, Inc. (Canada)
5.50%	11/01/25	[1,3]	49,000	48,473
6.13%	04/15/25	[1,3]	137,000	126,383
WellCare Health Plans, Inc.
5.25%	04/01/25		38,000	37,905

				5,171,489

Industrials — 1.33%
Amcor Finance USA, Inc.
4.50%	05/15/28	[3]	145,000	145,506
BAE Systems Holdings, Inc.
2.85%	12/15/20	[3]	200,000	197,646
Ball Corp.
5.00%	03/15/22		30,000	30,937
Berry Global, Inc.
4.50%	02/15/26	[3]	28,000	26,180
5.13%	07/15/23		6,000	5,970
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%	09/30/26		21,000	19,267
General Electric Co. (MTN)
(LIBOR USD 3-Month plus 0.48%)
2.82%	08/15/36	[2]	500,000	422,543
Graphic Packaging International LLC
4.88%	11/15/22		55,000	55,344
Itron, Inc.
5.00%	01/15/26	[3]	30,000	28,566
L3 Technologies, Inc.
4.40%	06/15/28		145,000	144,597
Multi-Color Corp.
4.88%	11/01/25	[3]	50,000	46,688
Northrop Grumman Corp.
3.20%	02/01/27		150,000	141,619

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
OI European Group BV (Netherlands)
4.00%	03/15/23	[1,3]	$50,000	$46,750
				1,311,613
Information Technology — 0.51%
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20		200,000	197,375
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.75%	03/01/25	[3]	28,000	26,499
Dell International LLC/EMC Corp.
3.48%	06/01/19	[3]	250,000	250,685
MSCI, Inc.
4.75%	08/01/26	[3]	22,000	21,478

				496,037

Insurance — 0.92%
Farmers Exchange Capital II
6.15%	11/01/53	[3,6]	450,000	498,821
Nationwide Mutual Insurance Co.
4.63%	12/15/24	[3,6]	400,000	400,500

				899,321

Materials — 0.28%
Dow Chemical Co. (The)
8.55%	05/15/19		225,000	235,831
Valvoline, Inc.
5.50%	07/15/24		40,000	40,500

				276,331

Real Estate Investment Trust (REIT) — 2.64%
Alexandria Real Estate Equities, Inc.
3.45%	04/30/25		200,000	191,217
American Campus Communities Operating Partnership LP
3.35%	10/01/20		125,000	124,677
American Tower Corp.
3.00%	06/15/23		150,000	143,995
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%	04/15/23		200,000	197,878
Digital Realty Trust LP
5.88%	02/01/20		145,000	150,066
Education Realty Operating Partnership LP
4.60%	12/01/24		300,000	304,409
HCP, Inc.
3.88%	08/15/24		325,000	318,238
SBA Communications Corp.
4.00%	10/01/22	[3]	78,000	75,075

See accompanying notes to Schedule of Portfolio Investments.

62  /  N-Q Report June 2018

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
SL Green Realty Corp.
4.50%	12/01/22		$200,000	$203,363
VEREIT Operating Partnership LP
3.00%	02/06/19		240,000	239,983
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%	09/17/19	[3]	250,000	248,978
Welltower, Inc.
3.75%	03/15/23		400,000	395,950
				2,593,829
Retail — 0.92%
BC ULC/New Red Finance, Inc. (Canada)
4.25%	05/15/24	[1,3]	20,000	19,000
Cumberland Farms, Inc.
6.75%	05/01/25	[3]	25,000	25,438
Dollar Tree, Inc.
(LIBOR USD 3-Month plus 0.70%)
3.06%	04/17/20	[2]	250,000	250,541
Walgreens Boots Alliance, Inc.
3.80%	11/18/24		400,000	394,762
Walmart, Inc.
3.55%	06/26/25		215,000	216,559
				906,300
Services — 0.18%
IHS Markit Ltd. (Bangladesh)
4.00%	03/01/26	[1,3]	7,000	6,711
5.00%	11/01/22	[1,3]	170,000	172,338
				179,049
Transportation — 1.22%
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22		713,358	739,692
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23		331,527	355,480
Union Pacific Corp.
3.95%	09/10/28		100,000	100,475
				1,195,647

Total Corporates (Cost $31,502,367)				31,062,414

MORTGAGE-BACKED — 44.44%**
Non-Agency Commercial Mortgage-Backed — 7.05%
Banc of America Commercial Mortgage Trust, Series 2007-5, Class AJ
6.27%	02/10/51	[6]	202,803	207,982

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A
3.37%	03/13/35	[3]	$80,000	$79,943
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA
1.97%	09/10/45	[3,4,5,6]	1,666,351	96,532
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class X
0.28%	04/15/47	[3,4,5,6]	16,697,620	33,632
Commercial Mortgage Trust, Series 2006-GG7, Class AM
5.95%	07/10/38	[6]	318,265	322,135
Commercial Mortgage Trust, Series 2013-CR12, Class XA
1.43%	10/10/46	[4,5,6]	2,184,322	96,928
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AJ
5.75%	01/15/49	[6]	212,071	215,650
Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A
5.40%	12/13/28	[3]	91,606	96,040
GS Mortgage Securities Trust, Series 2012-GC6, Class XB
0.26%	01/10/45	[3,4,5,6]	5,749,132	42,344
GS Mortgage Securities Trust, Series 2012-SHOP, Class A
2.93%	06/05/31	[3]	110,000	110,146
GS Mortgage Securities Trust, Series 2017-GPTX, Class XCP
0.91%	05/10/34	[3,4,5,6]	5,000,000	74,281
Irvine Core Office Trust, Series 2013-IRV, Class A1
2.07%	05/15/48	[3]	79,186	77,131
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CIBC13, Class AJ
5.77%	01/12/43	[6]	271,465	276,068
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class XA
1.37%	11/15/45	[4,5,6]	3,941,695	151,662
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class ASB
3.43%	08/15/47		680,000	684,304
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A1
1.65%	09/15/47		92,073	91,911
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A2
3.18%	09/15/47		815,000	816,384
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class XA
1.16%	11/15/47	[4,5,6]	3,216,016	124,392

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  63

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CIBC12, Class AJ
4.99%	09/12/37	[6]	$233,741	$237,285
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A2
4.31%	08/05/32	[3]	78,912	80,349
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3
4.39%	02/15/46	[3]	2,041	2,039
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class XA
0.36%	01/15/46	[4,5,6]	9,452,597	54,589
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2
3.07%	12/15/46		293,065	293,108
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA
1.42%	04/15/46	[4,5,6]	1,722,816	82,764
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A
3.73%	01/05/31	[3]	95,000	96,101
Morgan Stanley Capital I Trust 2011-C1, Class A4
5.03%	09/15/47	[3,6]	396,856	411,039
Morgan Stanley Capital I Trust, Series 2011-C3, Class A3
4.05%	07/15/49		465,716	470,294
OBP Depositor LLC Trust, Series 2010-OBP, Class A
4.65%	07/15/45	[3]	210,000	215,301
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2A
3.66%	01/05/43	[3,6]	120,000	115,671
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA
2.26%	05/10/45	[3,4,5,6]	1,852,519	119,960
VNDO Mortgage Trust, Series 2013-PENN, Class A
3.81%	12/13/29	[3]	102,500	103,667
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class AJ
5.41%	12/15/43	[6]	254,289	256,465
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AJ
5.66%	04/15/47	[6]	375,595	377,248

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM
6.21%	02/15/51	[6]	$74,835	$76,207
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class XA
0.88%	06/15/46	[4,5,6]	3,162,277	93,935
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class XA
1.91%	11/15/44	[3,4,5,6]	3,704,063	165,817
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class XA
2.05%	11/15/45	[3,4,5,6]	1,120,293	74,350

				6,923,654

Non-Agency Mortgage-Backed — 27.52%
ACE Securities Corp., Series 2006-HE3, Class A2C
(LIBOR USD 1-Month plus 0.15%)
2.24%	06/25/36	[2]	1,539,364	1,261,459
Banc of America Alternative Loan Trust, Series 2005-2, Class 4A1
5.50%	03/25/20		85,386	83,973
Banc of America Funding Trust, Series 2006-3, Class 5A3
5.50%	03/25/36		416,669	398,819
BCAP LLC Trust, Series 2011-RR3, Class 1A5
3.86%	05/27/37	[3,6]	26,186	26,195
BCAP LLC Trust, Series 2011-RR3, Class 5A3
3.48%	11/27/37	[3,6]	501,132	501,642
Bear Stearns ALT-A Trust, Series 2005-1, Class A1
(LIBOR USD 1-Month plus 0.56%)
2.65%	01/25/35	[2]	221,102	220,180
Chase Funding Trust, Series 2007-A1, Class 8A1
3.71%	02/25/37	[6]	134,286	137,986
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT3, Class M2
(LIBOR USD 1-Month plus 0.68%)
2.77%	05/25/35	[2]	95,596	95,966
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	08/01/32	[6]	129,007	133,076
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	09/15/26	[6]	322,443	348,168
Conseco Financial Corp., Series 1998-3, Class A6
6.76%	03/01/30	[6]	245,686	259,330

See accompanying notes to Schedule of Portfolio Investments.

64  /  N-Q Report June 2018

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Conseco Financial Corp., Series 1998-4, Class A6
6.53%	04/01/30	[6]	$330,687	$350,486
Conseco Financial Corp., Series 1998-4, Class A7
6.87%	04/01/30	[6]	163,746	174,606
Conseco Financial Corp., Series 1999-5, Class A5
7.86%	03/01/30	[6]	84,069	63,115
Conseco Financial Corp., Series 2002-C, Class BF1
8.00%	06/15/32	[6]	563,992	577,812
Conseco Financial Corp., Series 2002-C, Class BF2
8.00%	06/15/32	[3,6]	527,627	554,182
Credit Suisse Mortgage Trust, Series 2014-4R, Class 16A1
(LIBOR USD 1-Month plus 0.20%)
2.16%	02/27/36	[2,3]	166,367	165,773
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2B (STEP-reset date 08/25/18)
4.17%	02/25/37		1,166,281	903,778
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP-reset date 08/25/18)
4.17%	02/25/37		385,115	298,399
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB3, Class A3 (STEP-reset date 08/25/18)
3.89%	03/25/37		1,109,781	624,872
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1
3.83%	04/19/36	[6]	422,064	396,999
GSR Mortgage Loan Trust, Series 2007-AR2, Class 5A1A
3.54%	05/25/37	[6]	599,857	542,115
HSI Asset Loan Obligation Trust, Series 2007-2, Class 2A12
6.00%	09/25/37		374,738	340,548
Impac CMB Trust, Series 2004-4, Class 1A2
(LIBOR USD 1-Month plus 0.62%)
2.71%	09/25/34	[2]	375,225	372,953
IndyMac Index Mortgage Loan Trust, Series 2005-AR25, Class 2A1
3.64%	12/25/35	[6]	454,434	436,208
IndyMac Index Mortgage Loan Trust, Series 2007-FLX2, Class A1C
(LIBOR USD 1-Month plus 0.19%)
2.28%	04/25/37	[2]	1,636,563	1,475,382

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28		$222,482	$224,833
IndyMac Manufactured Housing Contract, Series 1997-1, Class A4
6.75%	02/25/28		93,658	94,851
IndyMac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		101,909	108,585
IndyMac Manufactured Housing Contract, Series 1998-1, Class A5
6.96%	09/25/28	[6]	245,636	270,489
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF6 (STEP-reset date 08/25/18)
4.33%	03/25/47		936,353	675,590
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2
5.88%	06/25/21		232,979	223,461
JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2
5.50%	03/25/22		107,466	117,749
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40	[6]	80,978	82,230
Lehman XS Trust, Series 2006-13, Class 1A2
(LIBOR USD 1-Month plus 0.17%)
2.26%	09/25/36	[2]	293,380	310,804
Lehman XS Trust, Series 2006-9, Class A1B
(LIBOR USD 1-Month plus 0.16%)
2.25%	05/25/46	[2]	279,051	350,379
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A4
(LIBOR USD 1-Month plus 0.28%)
2.37%	05/25/37	[2]	1,810,500	1,325,093
Merrill Lynch Alternative Note Asset, Series 2007-A3, Class A2D
(LIBOR USD 1-Month plus 0.33%)
2.42%	04/25/37	[2,4,5]	1,696,107	183,880
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2B
(LIBOR USD 1-Month plus 0.11%)
2.20%	12/25/37	[2]	703,565	517,900
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF1, Class A2D
(LIBOR USD 1-Month plus 0.22%)
2.31%	01/25/38	[2]	2,364,172	1,788,986
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  65

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
2.19%	03/25/37	[2]	$860,538	$564,488
Merrill Lynch Mortgage Investors, Inc., Series 2004-HE2, Class A2C
(LIBOR USD 1-Month plus 1.16%)
3.25%	08/25/35	[2]	709,726	699,662
Mid-State Trust XI, Series 2011, Class B
8.22%	07/15/38		10,227	11,771
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		667,202	756,589
Mid-State Trust, Series 2004-1, Class M1
6.50%	08/15/37		461,442	490,387
Mid-State Trust, Series 2005-1, Class A
5.75%	01/15/40		192,378	208,952
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
3.32%	09/25/34	[6]	367,836	372,498
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 5A2
5.96%	06/25/36	[6]	2,533,920	1,153,034
Oakwood Mortgage Investors, Inc., Series 1998-A, Class M
6.83%	05/15/28	[6]	254,575	260,706
Oakwood Mortgage Investors, Inc., Series 1998-D, Class A
6.40%	01/15/29		17,206	17,207
Oakwood Mortgage Investors, Inc., Series 1999-A, Class A2
5.89%	04/15/29		789	790
Oakwood Mortgage Investors, Inc., Series 1999-B, Class A4
6.99%	12/15/26		378,571	394,273
Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3
5.90%	09/15/22	[6]	902,221	739,033
Oakwood Mortgage Investors, Inc., Series 2002-A, Class A3
6.03%	05/15/24	[6]	373,810	389,130
Residential Accredit Loans Trust, Series 2005-QA3, Class NB1
3.99%	03/25/35	[6]	485,913	348,660
SG Mortgage Securities Trust, Series 2007-NC1, Class A2
(LIBOR USD 1-Month plus 0.24%)
2.33%	12/25/36	[2,3]	1,578,751	1,107,231
Specialty Underwriting & Residential Finance, Series 2006-AB3, Class A2B
(LIBOR USD 1-Month plus 0.15%)
2.24%	09/25/37	[2]	600,682	374,646
STRU TCW-1128 Coll
3.77%	07/01/43		250,000	253,330

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A
3.60%	09/25/34	[6]	$472,626	$469,004
Terwin Mortgage Trust, Series 2004-7HE, Class A1
(LIBOR USD 1-Month plus 0.55%)
2.64%	07/25/34	[2,3]	98,925	96,128
WaMu Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
(LIBOR USD 1-Month plus 0.58%)
2.67%	07/25/45	[2]	95,150	95,998
Wells Fargo Home Equity Trust, Series 2007-1, Class A3
(LIBOR USD 1-Month plus 0.32%)
2.41%	03/25/37	[2]	1,500,000	1,215,655

				27,038,024

U.S. Agency Commercial
Mortgage-Backed — 3.74%
Fannie Mae-Aces
2.94%	07/25/39		383,799	372,524
Fannie Mae-Aces, Series 2011-M5, Class X
1.23%	07/25/21	[6]	5,005,239	142,812
Fannie Mae-Aces, Series 2012-M14, Class X2
0.57%	09/25/22	[6]	5,598,452	88,948
Fannie Mae-Aces, Series 2012-M2, Class X
0.78%	02/25/22	[6]	3,548,214	69,466
Fannie Mae-Aces, Series 2016-M11, Class X2
2.73%	07/25/39	[6]	2,198,124	121,989
Fannie Mae-Aces, Series 2016-M13, Class FA
(LIBOR USD 1-Month plus 0.67%)
2.62%	11/25/23	[2]	435,773	439,266
Fannie Mae-Aces, Series 2016-M4, Class X2
2.68%	01/25/39	[6]	697,571	61,997
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K712, Class X1
1.45%	11/25/19	[6]	6,184,341	80,984
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class X1
0.81%	10/25/20	[6]	11,015,289	137,733
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF15, Class A
(LIBOR USD 1-Month plus 0.67%)

See accompanying notes to Schedule of Portfolio Investments.

66  /  N-Q Report June 2018

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
2.67%	02/25/23	[2]	$434,177	$435,852
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF17, Class A
(LIBOR USD 1-Month plus 0.55%)
2.55%	03/25/23	[2]	462,528	464,394
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ02, Class A2
2.60%	09/25/20		224,419	222,875
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP01, Class X
3.52%	01/25/19	[6]	285,585	2,110
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS07, Class X
0.78%	09/25/25	[6]	6,000,000	256,424
Ginnie Mae, Series 2008-92, Class E
5.56%	03/16/44	[6]	334,488	340,155
Ginnie Mae, Series 2009-114, Class IO
0.00%	10/16/49	[6]	7,663,625	34,605
Ginnie Mae, Series 2011-77, Class IO
0.63%	04/16/42	[6]	998,118	47,785
Ginnie Mae, Series 2014-103, Class IO
0.62%	05/16/55	[6]	2,616,669	95,302
Ginnie Mae, Series 2014-125, Class IO
0.97%	11/16/54	[6]	2,474,351	164,123
Ginnie Mae, Series 2014-88, Class IE
0.33%	03/16/55	[6]	3,760,185	98,072

				3,677,416

U.S. Agency Mortgage-Backed — 6.13%
Fannie Mae Pool
3.77%	06/01/33		285,000	289,509
Fannie Mae Pool 463408
5.25%	08/01/24		264,123	290,057
Fannie Mae Pool 466411
3.31%	11/01/20		340,000	343,459
Fannie Mae Pool 874941
6.32%	11/01/37		506,290	555,792
Fannie Mae Pool AL2293
4.38%	06/01/21		450,743	465,958
Fannie Mae Pool AN6168
3.13%	07/01/32		200,000	188,753
Fannie Mae Pool AN9163
3.49%	05/01/30		350,000	347,757

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool FN0003
4.28%	01/01/21		$322,615	$331,580
Fannie Mae REMICS, Series 1993-80, Class S
(-1.22 X LIBOR USD 1-Month plus 10.87%, 10.87% Cap)
8.32%	05/25/23	[2]	1,965	2,148
Fannie Mae REMICS, Series 2000-45, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 7.95%, 7.95% Cap)
5.86%	12/18/30	[2]	283,599	30,551
Fannie Mae REMICS, Series 2001-42, Class SB
(-16.00 X LIBOR USD 1-Month plus 128.00%, 8.50% Cap)
8.50%	09/25/31	[2]	626	729
Fannie Mae REMICS, Series 2003-124, Class TS
(-14.00 X LIBOR USD 1-Month plus 100.80%, 9.80% Cap)
9.80%	01/25/34	[2]	6,856	7,907
Fannie Mae REMICS, Series 2005-92, Class US (IO)
(-1.00 X LIBOR USD 1-Month plus 6.10%, 6.10% Cap)
4.01%	10/25/25	[2]	1,397,344	118,097
Fannie Mae REMICS, Series 2006-125, Class SM (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
5.11%	01/25/37	[2]	1,198,718	170,619
Fannie Mae REMICS, Series 2008-50, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.05%, 6.05% Cap)
3.96%	11/25/36	[2]	1,495,169	200,451
Fannie Mae REMICS, Series 2010-43, Class KS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.42%, 6.42% Cap)
4.33%	05/25/40	[2]	1,277,368	170,901
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X3
2.04%	07/25/40	[6]	850,000	63,319
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K022, Class X3
1.87%	08/25/40	[6]	850,000	58,280
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ03, Class A1
1.67%	01/25/21		377,034	367,301
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q006, Class APT1
2.54%	07/25/26	[6]	559,261	566,717
Freddie Mac REMICS, Series 1602, Class SN

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  67

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
(-4.25 X PRIME plus 46.22%, 10.09% Cap)
10.09%	10/15/23	[2]	$14,590	$15,869
Freddie Mac REMICS, Series 1673, Class SD
(-2.15 X US Treasury Yield Curve Rate T Note Constant Maturity 10 Year plus 19.39%, 18.31% Cap)
13.12%	02/15/24	[2]	98,635	116,000
Freddie Mac REMICS, Series 2642, Class BW (IO)
5.00%	06/15/23		2,912	90
Freddie Mac REMICS, Series 2990, Class ND
(-2.54 X LIBOR USD 1-Month plus 16.89%, 16.89% Cap)
11.62%	12/15/34	[2]	41,054	43,417
Freddie Mac REMICS, Series 3242, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.35%, 6.35% Cap)
4.28%	11/15/36	[2]	4,146,242	564,235
Freddie Mac REMICS, Series 3247, Class SI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.65%, 6.50% Cap)
0.15%	08/15/36	[2]	17,106,297	129,472
Freddie Mac REMICS, Series 3260, Class AS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.38%, 6.38% Cap)
4.31%	01/15/37	[2]	2,908,325	348,946
Freddie Mac REMICS, Series 3289, Class SD (IO)
(-1.00 X LIBOR USD 1-Month plus 6.12%, 6.12% Cap)
4.05%	03/15/37	[2]	951,168	62,457
Ginnie Mae, Series 2001-31, Class SJ
(-3.50 X LIBOR USD 1-Month plus 28.00%, 28.00% Cap)
20.71%	02/20/31	[2]	19,575	28,576
Ginnie Mae, Series 2004-8, Class SE
(-2.00 X LIBOR USD 1-Month plus 14.30%, 14.30% Cap)
10.10%	11/26/23	[2]	61,541	66,854
Ginnie Mae, Series 2015-47, Class IO
0.83%	10/16/56	[6]	1,443,798	81,230

				6,027,031

Total Mortgage-Backed (Cost $44,996,785)				43,666,125

MUNICIPAL BONDS — 0.90%*
California — 0.53%
San Jose Redevelopment Agency Successor Agency, Series A-T
3.23%	08/01/27		225,000	221,405

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS (continued)
California (continued)
State of California, Taxable, Miscellaneous Revenue Bonds, Series B
2.19%	04/01/47	$300,000	$296,604

			518,009

New York — 0.37%
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Build America Bonds
5.81%	08/01/30	350,000	369,079

Total Municipal Bonds (Cost $899,123)			887,088

Total Bonds – 89.32% (Cost $89,848,894)			87,771,585

Issues	Shares	Value
COMMON STOCK — 0.00%
Finance — 0.00%
GreenPoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A4,7,8,†	2,140,000	—

Total Common Stock (Cost $ – )		—

Issues			Shares	Value
Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 11.32%
Commercial Paper — 1.48%
Apple, Inc.
0.96%[9]	07/05/18		480,000	479,848
Pfizer, Inc.
0.51%[9]	07/03/18		480,000	479,899
United Parcel Service, Inc.
1.35%[9]	07/09/18		490,000	489,850

				1,449,597

Foreign Government Obligations — 3.77% Japan Treasury Discount Bill, Series 763 (Japan)
0.00%[10]	09/10/18	[1]	410,000,000	3,702,459

Money Market Funds — 0.50%
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
1.81%[9]			493,000	493,000

U.S. Agency Discount Notes — 1.00%
Federal Home Loan Bank
1.71%[10]	08/03/18		980,000	978,455

See accompanying notes to Schedule of Portfolio Investments.

68  /  N-Q Report June 2018

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills — 4.57%
U.S. Treasury Bills
1.84%[10]	09/13/18	[11]	$91,000	$90,654
1.91%[10]	10/11/18		1,700,000	1,690,825
1.93%[10]	10/18/18		730,000	725,768
U.S. Treasury Bills (WI)
1.94%[10]	10/25/18		2,000,000	1,987,638

				4,494,885

Total Short-Term Investments (Cost $11,128,248)				11,118,396

Total Investments – 100.64% (Cost $100,977,142)				98,889,981

Liabilities in Excess of Other
Assets – (0.64)%				(625,556)

Net Assets – 100.00%				$98,264,425

[1]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2018.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $1,597,363, which is 1.63% of total net assets.

[6]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[7]	Non-income producing security.

[8]	Security is currently in default with regard to scheduled interest or principal payments.

[9]	Represents the current yield as of June 30, 2018.

[10]	Represents annualized yield at date of purchase.

[11]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $90,654.

†

Fair valued security. The aggregate value of fair valued securities is $509,570, which is 0.52% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(USD): U.S. dollar

(WI): When issued

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 3,733,086	JPY 410,000,000	Goldman Sachs International	09/10/18	$12,668

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five Year Note	10	09/28/18	$(1,136,172)	$(2,130)	$(2,130)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  69

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 102.19%
ASSET-BACKED SECURITIES — 5.44%**
A Voce CLO Ltd., Series 2014-1A, Class A1R (Cayman Islands) (LIBOR USD 3-Month plus 1.16%)
3.51%	07/15/26	[1,2,3]	$25,475,000	$25,504,882
Academic Loan Funding Trust, Series 2012-1A, Class A2
(LIBOR USD 1-Month plus 1.10%)
3.19%	12/27/44	[2,3]	31,627,296	31,738,030
AIMCO CLO, Series 2014-AA, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.10%)
3.46%	07/20/26	[1,2,3]	17,910,000	17,912,465
Atrium XII, Series 12A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.83%)
3.19%	04/22/27	[1,2,3]	15,000,000	14,977,005
Babcock & Brown Air Funding I Ltd.,
Series 2007-1A, Class G1 (Bermuda)
(LIBOR USD 1-Month plus 0.30%)
2.36%	11/14/33	[1,2,3]	156,707	148,871
Barings CLO Ltd., Series 2013-IA, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
3.16%	01/20/28	[1,2,3]	54,735,000	54,651,967
Barings CLO Ltd., Series 2018-3A, Class A1 (Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
3.02%	07/20/29	[1,2,3]	35,930,000	35,930,008
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.37%)
2.46%	01/25/35	[2,3]	2,005,567	1,983,356
Bayview Commercial Asset Trust,
Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.30%)
2.39%	04/25/35	[2,3]	4,324,943	4,217,086
BlueMountain CLO Ltd., Series 2014-2A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.93%)
3.29%	07/20/26	[1,2,3]	23,000,000	23,025,001
BlueMountain CLO Ltd., Series 2015-2A,
Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 0.93%)
3.26%	07/18/27	[1,2,3]	8,330,000	8,332,083
Brazos Higher Education Authority, Inc.,
Series 2005-1, Class 1A4
(LIBOR USD 3-Month plus 0.15%)
2.49%	03/26/29	[2]	5,758,333	5,725,437
Brazos Higher Education Authority, Inc.,
Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)
3.53%	02/25/35	[2]	14,230,000	14,637,346

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A3
(LIBOR USD 3-Month plus 1.05%)
3.38%	11/25/33	[2]	$16,050,000	$16,433,932
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
3.36%	10/27/36	[2]	24,361,000	24,799,072
Brazos Higher Education Authority, Inc.,
Series 2012-1, Class A1
(LIBOR USD 1-Month plus 0.70%)
2.79%	12/26/35	[2]	56,835	56,780
CIT Education Loan Trust, Series 2007-1, Class A
(LIBOR USD 3-Month plus 0.09%)
2.43%	03/25/42	[2,3]	22,977,413	22,281,726
CIT Education Loan Trust, Series 2007-1, Class B
(LIBOR USD 3-Month plus 0.30%)
2.64%	06/25/42	[2,3]	16,082,373	14,633,235
Clear Creek CLO Ltd., Series 2015-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
3.56%	10/20/30	[1,2,3]	27,190,000	27,273,093
College Loan Corp. Trust, Series 2005-2, Class B
(LIBOR USD 3-Month plus 0.49%)
2.84%	01/15/37	[2]	3,366,593	3,162,892
Dryden 30 Senior Loan Fund,
Series 2013-30A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.82%)
3.16%	11/15/28	[1,2,3]	8,790,000	8,769,590
Dryden 33 Senior Loan Fund,
Series 2014-33A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.43%)
3.78%	10/15/28	[1,2,3]	4,000,000	4,015,576
Dryden 38 Senior Loan Fund,
Series 2015-38A, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 1.43%)
3.78%	07/15/27	[1,2,3]	8,520,000	8,522,411
Dryden XXV Senior Loan Fund,
Series 2012-25A, Class ARR (Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
3.25%	10/15/27	[1,2,3]	19,550,000	19,563,632
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
3.25%	04/15/29	[1,2,3]	6,910,000	6,904,860

See accompanying notes to Schedule of Portfolio Investments.

70  /  N-Q Report June 2018

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Eaton Vance CLO Ltd., Series 2014-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
3.55%	07/15/26	[1,2,3]	$28,265,000	$28,267,182
Education Loan Asset-Backed Trust, Series 2013-1, Class A1
(LIBOR USD 1-Month plus 0.80%)
2.89%	06/25/26	[2,3]	5,458,269	5,483,321
Education Loan Asset-Backed Trust, Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
2.89%	04/26/32	[2,3]	12,740,000	12,813,322
Educational Funding of the South, Inc., Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
3.01%	04/25/35	[2]	28,103	28,149
Educational Funding of the South, Inc., Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
3.14%	03/25/36	[2]	16,437,566	16,519,902
EFS Volunteer No. 2 LLC, Series 2012-1, Class A2
(LIBOR USD 1-Month plus 1.35%)
3.44%	03/25/36	[2,3]	16,085,000	16,378,969
GCO Education Loan Funding Trust,
Series 2006-1, Class A11L
(LIBOR USD 3-Month plus 0.23%)
2.56%	05/25/36	[2]	25,000,000	23,505,475
Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/29	[1,3]	54,169,042	52,700,814
Goal Capital Funding Trust, Series 2005-2, Class A3
(LIBOR USD 3-Month plus 0.17%)
2.50%	05/28/30	[2]	6,214,482	6,208,930
Goal Capital Funding Trust, Series 2005-2, Class B
(LIBOR USD 3-Month plus 0.53%)
2.86%	11/25/44	[2]	10,149,780	9,729,487
Goal Capital Funding Trust, Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
2.78%	08/25/42	[2]	2,883,388	2,711,461
Goal Structured Solutions Trust, Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.65%)
2.74%	09/25/41	[2,3]	91,064,893	90,690,543
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[3]	842,179	855,773
J.G. Wentworth XXXII LLC, Series 2014-2A, Class A
3.61%	01/17/73	[3]	49,422,060	47,993,580

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
LCM XXI LP, Series 21A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.88%)
3.24%	04/20/28	[1,2,3]	$32,465,000	$32,440,067
Limerock CLO III Ltd., Series 2014-3A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
3.56%	10/20/26	[1,2,3]	77,695,000	77,784,738
Madison Park Funding XXX, Ltd., Series 2018-30A, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 0.75%)
3.09%	04/15/29	[1,2,3]	19,392,500	19,203,714
Magnetite IX CLO Ltd., Series 2014-9A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.00%)
3.36%	07/25/26	[1,2,3]	3,172,000	3,175,353
Magnetite XI CLO Ltd., Series 2014-11A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.12%)
3.48%	01/18/27	[1,2,3]	55,905,000	55,966,999
Magnetite XII CLO Ltd., Series 2015-12A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.33%)
3.68%	04/15/27	[1,2,3]	21,430,000	21,519,020
Navient Student Loan Trust 2018-3A, Class A3
(LIBOR USD 1-Month plus 0.80%)
2.89%	03/25/67	[2,3]	60,000,000	60,129,000
Navient Student Loan Trust, Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.51%)
2.47%	06/25/31	[2]	1,134,250	1,133,281
Navient Student Loan Trust, Series 2014-2, Class A
(LIBOR USD 1-Month plus 0.64%)
2.73%	03/25/83	[2]	78,564,909	78,268,413
Navient Student Loan Trust, Series 2014-3, Class A
(LIBOR USD 1-Month plus 0.62%)
2.58%	03/25/83	[2]	81,324,835	81,053,869
Navient Student Loan Trust, Series 2014-4,
Class A
(LIBOR USD 1-Month plus 0.62%)
2.58%	03/25/83	[2]	124,300,314	123,847,351
Navient Student Loan Trust, Series 2014-5, Class A
(LIBOR USD 1-Month plus 0.62%)
2.58%	03/25/83	[2]	100,441,337	100,171,471
Navient Student Loan Trust, Series 2014-6, Class A
(LIBOR USD 1-Month plus 0.61%)
2.57%	03/25/83	[2]	102,201,838	101,844,060

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  71

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Series 2014-7, Class A
(LIBOR USD 1-Month plus 0.61%)
2.57%	03/25/83	[2]	$103,869,704	$103,187,726
Navient Student Loan Trust, Series 2014-8, Class A3
(LIBOR USD 1-Month plus 0.60%)
2.69%	05/27/49	[2]	800,000	804,203
Navient Student Loan Trust, Series 2015-1, Class A2
(LIBOR USD 1-Month plus 0.60%)
2.69%	04/25/40	[2]	198,114,113	198,756,003
Navient Student Loan Trust, Series 2015-2, Class A3
(LIBOR USD 1-Month plus 0.57%)
2.66%	11/26/40	[2]	99,055,000	99,161,197
Navient Student Loan Trust, Series 2016-1A, Class A
(LIBOR USD 1-Month plus 0.70%)
2.79%	02/25/70	[2,3]	37,110,058	37,295,664
Nelnet Student Loan Trust, Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.45%)
2.78%	08/23/36	[2,3]	12,500,000	12,249,574
Nelnet Student Loan Trust, Series 2007-2A, Class A3L
(LIBOR USD 3-Month plus 0.35%)
2.69%	03/25/26	[2,3]	39,016,093	38,386,045
Nelnet Student Loan Trust, Series 2008-3, Class A4
(LIBOR USD 3-Month plus 1.65%)
3.98%	11/25/24	[2]	1,874,190	1,898,867
Nelnet Student Loan Trust, Series 2014-3A, Class A
(LIBOR USD 1-Month plus 0.58%)
2.67%	06/25/41	[2,3]	28,911,455	28,914,335
Nelnet Student Loan Trust, Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
3.04%	11/25/48	[2,3]	21,495,000	21,784,121
Nelnet Student Loan Trust, Series 2014-5A, Class A
(LIBOR USD 1-Month plus 0.55%)
2.64%	07/25/46	[2,3]	88,768,664	88,921,630
Nelnet Student Loan Trust, Series 2015-1A, Class A
(LIBOR USD 1-Month plus 0.59%)
2.68%	04/25/46	[2,3]	159,604,798	159,742,824
Nelnet Student Loan Trust, Series 2015-2A, Class A2
(LIBOR USD 1-Month plus 0.60%)
2.69%	09/25/47	[2,3]	193,383,498	193,271,306

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Series 2015-3A, Class A2
(LIBOR USD 1-Month plus 0.60%)
2.69%	02/27/51	[2,3]	$7,088,126	$7,083,526
Nelnet Student Loan Trust, Series 2015-3A, Class A3
(LIBOR USD 1-Month plus 0.90%)
2.99%	06/25/54	[2,3]	13,095,000	13,103,801
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
3.20%	01/15/28	[1,2,3]	1,690,000	1,686,495
North Carolina State Education Authority, Series 2011-1, Class A3
(LIBOR USD 3-Month plus 0.90%)
3.26%	10/25/41	[2]	23,843,684	24,077,550
North Carolina State Education Authority, Series 2011-2, Class A2
(LIBOR USD 3-Month plus 0.80%)
3.16%	07/25/25	[2]	4,334	4,356
Northstar Education Finance, Inc., Series 2007-1, Class A1
(1.00 X LIBOR USD 3-Month plus 0.10%)
2.46%	04/28/30	[2]	7,047	7,017
Northstar Education Finance, Inc., Series 2007-1, Class A2
(1.00 X LIBOR USD 3-Month plus 0.75%)
3.11%	01/29/46	[2]	42,780,000	42,410,836
Octagon Investment Partners 25 Ltd., Series 2015-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
3.16%	10/20/26	[1,2,3]	17,910,000	17,910,811
Octagon Investment Partners XXIII Ltd.,
Series 2015-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
3.11%	07/15/27	[1,2,3]	22,105,000	22,115,959
Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A3
(LIBOR USD 3-Month plus 0.95%)
3.29%	10/01/37	[2]	16,955,000	17,241,809
Panthera Aviation, Series 2013-1
10.00%	01/25/22	3,4,5,†	13,004,312	4,421,352
Panthera Aviation, Series 2013-2[6]
10.00%	03/20/24	3,4,5,7,†	15,944,679	5,580,498
PHEAA Student Loan Trust, Series 2015-1A, Class A
(LIBOR USD 1-Month plus 0.60%)
2.69%	10/25/41	[2,3]	177,222,004	175,434,330
Scholar Funding Trust, Series 2012-B,
Class A2
(LIBOR USD 1-Month plus 1.10%)
3.20%	03/28/46	[2,3]	32,596,677	32,887,654

See accompanying notes to Schedule of Portfolio Investments.

72  /  N-Q Report June 2018

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust I, Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61%	07/01/42	[2,3]	$23,450,000	$18,704,166
SLC Student Loan Trust, Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
2.63%	08/15/31	[2]	326,986	309,503
SLC Student Loan Trust, Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.16%)
2.50%	03/15/55	[2]	9,495,000	9,183,667
SLC Student Loan Trust, Series 2006-2, Class A6
(LIBOR USD 3-Month plus 0.16%)
2.50%	09/15/39	[2]	16,000,000	15,593,312
SLC Student Loan Trust, Series 2008-1, Class A4A
(LIBOR USD 3-Month plus 1.60%)
3.94%	12/15/32	[2]	19,342,591	20,002,879
SLM Student Loan Trust, Series 2003-4, Class A5E
(LIBOR USD 3-Month plus 0.75%)
3.09%	03/15/33	[2,3]	6,546,566	6,552,061
SLM Student Loan Trust, Series 2004-1, Class A4
(LIBOR USD 3-Month plus 0.26%)
2.62%	10/27/25	[2]	2,810,000	2,811,696
SLM Student Loan Trust, Series 2004-3A, Class A6A
(LIBOR USD 3-Month plus 0.55%)
2.91%	10/25/64	[2,3]	82,990,000	82,821,066
SLM Student Loan Trust, Series 2005-4, Class A3
(LIBOR USD 3-Month plus 0.12%)
2.48%	01/25/27	[2]	196,747	196,103
SLM Student Loan Trust, Series 2005-5, Class A5
(LIBOR USD 3-Month plus 0.75%)
3.11%	10/25/40	[2]	7,134,000	7,135,124
SLM Student Loan Trust, Series 2005-9, Class A7A
(LIBOR USD 3-Month plus 0.60%)
2.96%	01/25/41	[2]	72,550,000	72,240,814
SLM Student Loan Trust, Series 2006-2, Class A6
(LIBOR USD 3-Month plus 0.17%)
2.53%	01/25/41	[2]	42,655,000	41,716,539
SLM Student Loan Trust, Series 2006-8, Class A6
(LIBOR USD 3-Month plus 0.16%)
2.52%	01/25/41	[2]	32,855,000	32,026,686

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2007-1, Class B
(LIBOR USD 3-Month plus 0.22%)
2.58%	01/27/42	[2]	$5,397,118	$5,129,799
SLM Student Loan Trust, Series 2007-3, Class A4
(LIBOR USD 3-Month plus 0.06%)
2.42%	01/25/22	[2]	3,160,000	3,099,028
SLM Student Loan Trust, Series 2007-6, Class A4
(LIBOR USD 3-Month plus 0.38%)
2.74%	10/25/24	[2]	25,612,985	25,657,857
SLM Student Loan Trust, Series 2007-6, Class B
(LIBOR USD 3-Month plus 0.85%)
3.21%	04/27/43	[2]	5,261,103	5,151,821
SLM Student Loan Trust, Series 2008-1, Class A4
(LIBOR USD 3-Month plus 0.65%)
3.01%	01/25/22	[2]	52,263,635	52,067,310
SLM Student Loan Trust, Series 2008-2, Class A3
(LIBOR USD 3-Month plus 0.75%)
3.11%	04/25/23	[2]	119,927,076	119,595,178
SLM Student Loan Trust, Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
3.56%	01/25/83	[2]	38,874,000	37,455,017
SLM Student Loan Trust, Series 2008-3, Class A3
(LIBOR USD 3-Month plus 1.00%)
3.36%	10/25/21	[2]	24,874	25,111
SLM Student Loan Trust, Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
3.56%	04/26/83	[2]	2,170,000	2,126,540
SLM Student Loan Trust, Series 2008-4, Class A4
(LIBOR USD 3-Month plus 1.65%)
4.01%	07/25/22	[2]	3,045,434	3,110,756
SLM Student Loan Trust, Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
4.21%	04/25/73	[2]	8,759,000	8,791,031
SLM Student Loan Trust, Series 2008-5, Class A4
(LIBOR USD 3-Month plus 1.70%)
4.06%	07/25/23	[2]	21,848,573	22,439,057
SLM Student Loan Trust, Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
4.21%	07/25/73	[2]	37,199,000	38,343,587

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  73

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
3.46%	07/25/23	[2]	$234,646	$236,748
SLM Student Loan Trust, Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
4.21%	07/26/83	[2]	31,644,000	32,423,521
SLM Student Loan Trust, Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
4.21%	07/26/83	[2]	17,346,000	17,721,890
SLM Student Loan Trust, Series 2008-8, Class A4
(LIBOR USD 3-Month plus 1.50%)
3.86%	04/25/23	[2]	6,595,000	6,755,166
SLM Student Loan Trust, Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
4.61%	10/25/75	[2]	545,000	574,096
SLM Student Loan Trust, Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
3.86%	04/25/23	[2]	150,134,195	153,133,937
SLM Student Loan Trust, Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
4.61%	10/25/83	[2]	45,100,000	47,030,821
SLM Student Loan Trust, Series 2009-3, Class A
(LIBOR USD 1-Month plus 0.75%)
2.84%	01/25/45	[2,3]	212,796,283	214,673,402
SLM Student Loan Trust, Series 2011-1, Class A2
(LIBOR USD 1-Month plus 1.15%)
3.24%	10/25/34	[2]	3,070,000	3,147,070
SLM Student Loan Trust, Series 2012-1, Class A3
(LIBOR USD 1-Month plus 0.95%)
2.91%	09/25/28	[2]	382,035	383,597
SLM Student Loan Trust, Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
2.79%	01/25/29	[2]	17,264,276	17,236,985
SLM Student Loan Trust, Series 2012-3, Class A
(LIBOR USD 1-Month plus 0.65%)
2.61%	12/27/38	[2]	35,170,313	35,384,655
SLM Student Loan Trust, Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
2.61%	05/26/26	[2]	30,759,408	30,563,154

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2013-6, Class A3
(LIBOR USD 1-Month plus 0.65%)
2.74%	06/25/55	[2]	$26,719,680	$26,893,296
Vermont Student Assistance Corp., Series 2012-1, Class A
(LIBOR USD 1-Month plus 0.70%)
2.80%	07/28/34	[2]	4,647,424	4,664,294
Voya CLO Ltd., Series 2013-3A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.05%)
3.41%	01/18/26	[1,2,3]	3,876,602	3,880,738
Voya CLO Ltd., Series 2014-3A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 0.72%)
3.08%	07/25/26	[1,2,3]	35,545,000	35,436,117
Voya CLO Ltd., Series 2014-4A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
3.30%	10/14/26	[1,2,3]	11,155,000	11,154,721
Wachovia Student Loan Trust, Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.17%)
2.53%	04/25/40	[2,3]	20,000	19,600

Total Asset-Backed Securities (Cost $4,076,539,156)				4,087,563,585

BANK LOANS — 0.94%*
Communications — 0.15%
Intelsat Jackson Holdings SA, Term Loan B4, 1st Lien (Luxembourg)
(LIBOR plus 4.50%)
6.60%	01/02/24	[1,2]	2,000,000	2,082,500
Intelsat Jackson Holdings SA, Term Loan B5, 1st Lien (Luxembourg)
6.63%	01/02/24	[1]	10,225,000	10,577,353
Lamar Media Corp., Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.88%	03/14/25	[2]	2,493,750	2,496,343
Level 3 Financing, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.33%	02/22/24	[2]	6,750,000	6,737,884
SBA Communications, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.10%	04/04/25	[2]	45,080,000	44,842,428
Sprint Communications, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.63%	02/02/24	[2]	17,655,303	17,600,130
Unitymedia Finance LLC, Term Loan B, 1st Lien

See accompanying notes to Schedule of Portfolio Investments.

74  /  N-Q Report June 2018

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
(LIBOR plus 2.00%)
4.07%	06/01/23	[2]	$25,920,000	$25,782,235

				110,118,873

Consumer Discretionary — 0.04%
Reynolds Group Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.84%	02/05/23	[2]	26,725,020	26,702,705

Electric — 0.03%
Dayton Power & Light Co. (The), Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.10%	08/24/22	[2]	12,904,269	12,920,400
Homer City Generation LP, Term Loan B, 1st Lien
(LIBOR plus 11.00%)
13.10%	04/05/23	[2,4,5]	8,103,695	7,598,672
Vistra Energy Co. LLC, Term Loan C, 1st Lien
(LIBOR plus 2.25%)
4.58%	08/04/23	[2]	451,603	449,314

				20,968,386

Energy — 0.02%
Energizer Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.59%	06/20/25	[2]	4,000,000	4,005,000
Vistra Operations Co. LLC, Term Loan B1, 1st Lien
(LIBOR plus 2.00%)
4.09%	08/04/23	[2]	11,783,361	11,716,196
Vistra Operations Co., LLC, Term Loan B3, 1st Lien
(LIBOR plus 2.00%)
4.33%	12/31/25	[2]	748,101	744,308

				16,465,504

Finance — 0.06%
Delos Finance SARL, Term Loan B, 1st Lien
(LIBOR plus 1.75%)
4.08%	10/06/23	[2]	43,856,910	43,911,732

Food — 0.01%
Houston Foods, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.75%)
6.09%	06/27/25	[2]	6,850,000	6,824,313

Gaming — 0.08%
Caesars Entertainment LLC, Term Loan B, 1st Lien

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Gaming (continued)
(LIBOR plus 2.00%)
4.09%	10/06/24	[2]	$11,443,747	$11,374,627
Churchill Downs, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.10%	12/27/24	[2]	12,935,000	12,951,169
Las Vegas Sands LLC, Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.84%	03/27/25	[2]	38,353,875	38,141,586

				62,467,382

Health Care — 0.04%
Catalent Pharma Solutions, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.34%	05/20/24	[2]	3,588,301	3,591,656
Grifols Worldwide Operations U.S.A., Inc., Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.24%	01/31/25	[2]	6,195,466	6,204,511
Iqvia, Inc., Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
4.08%	06/11/25	[2]	3,250,000	3,225,625
Kindred At Home, Delayed-Draw Term Loan, 1st Lien
3.75%	07/02/25	[2]	846,154	841,923
Kindred At Home, Term Loan, 1st Lien
(LIBOR plus 3.75%)
6.09%	07/02/25	[2]	1,353,846	1,347,077
Valeant Pharmaceuticals International, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.98%	06/02/25	[2]	18,200,000	18,162,144

				33,372,936

Industrials — 0.02%
Clean Harbors, Inc., Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.84%	06/30/24	[2]	2,992,443	2,992,443
Tyco International Holdings SARL, Term Loan
(LIBOR plus 1.38%)
3.38%	03/02/20	[2,4,5]	13,367,788	13,355,289

				16,347,732

Information Technology — 0.29%
Dell International LLC
(LIBOR plus 1.75%)
3.85%	09/07/21	[2]	13,575,949	13,540,313

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  75

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Information Technology (continued)
Dell International LLC, Term Loan A3, 1st Lien
(LIBOR plus 1.50%)
3.60%	12/31/18	[2]	$89,240,647	$89,162,562
First Data Corp., Term Loan, 1st Lien
(LIBOR plus 2.00%)
4.09%	07/08/22	[2]	9,456,839	9,427,286
4.09%	04/26/24	[2]	72,048,232	71,720,052
Quintiles IMS, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.33%	03/07/24	[2]	2,476,852	2,478,016
Quintiles IMS, Inc., Term Loan B2, 1st Lien
(LIBOR plus 2.00%)
4.33%	01/17/25	[2]	9,137,102	9,128,513
SS&C Technologies, Inc., Term Loan B3, 1st Lien
(LIBOR plus 2.50%)
4.59%	04/16/25	[2]	18,971,556	18,999,160
SS&C Technology Holdings Europe SARL, Term Loan B4, 1st Lien
(LIBOR plus 2.50%)
4.59%	04/16/25	[2]	7,177,190	7,187,633

				221,643,535

Real Estate Investment Trust (REIT) — 0.13%
MGM Growth Properties Operating Partnership LP, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.09%	04/25/23	[2]	25,172,737	25,086,143
Ventas Realty LP, Term Loan A
(LIBOR plus 0.98%)
2.98%	08/03/20	[2]	61,360,000	61,053,200
VICI Properties 1 LLC, Term Loan, 1st Lien
(LIBOR plus 2.00%)
4.08%	12/20/24	[2]	9,218,636	9,169,685

				95,309,028

Retail — 0.05%
BC ULC/New Red Finance, Inc., Term Loan B, 1st Lien (Canada)
(LIBOR plus 2.25%)
4.34%	02/16/24	[1,2]	36,882,152	36,772,612

Transportation — 0.02%
United Airlines, Inc.
(LIBOR plus 1.75%)
3.84%	04/01/24	[2]	18,787,037	18,622,650

Total Bank Loans (Cost $711,714,847)				709,527,388

Issues	Maturity Date		Principal Amount	Value
CORPORATES — 34.28%*
Automotive — 0.09%
Daimler Finance North America LLC
2.30%	01/06/20	[3]	$11,400,000	$11,261,493
Ford Motor Co.
4.75%	01/15/43		2,630,000	2,280,872
General Motors Co.
3.50%	10/02/18		29,890,000	29,948,472
5.00%	04/01/35		4,825,000	4,582,199
5.20%	04/01/45		1,975,000	1,819,358
6.60%	04/01/36		15,025,000	16,358,810
(LIBOR USD 3-Month plus 0.80%)
3.16%	08/07/20	[2]	5,000,000	5,018,188

				71,269,392

Banking — 7.18%
Bank of America Corp.
2.74%	01/23/22	[8]	133,974,000	131,639,344
3.00%	12/20/23	[8]	119,692,000	116,117,720
3.37%	01/23/26	[8]	25,000,000	24,073,867
3.42%	12/20/28	[8]	99,076,000	93,408,666
3.71%	04/24/28	[8]	211,240,000	203,356,734
6.50%	07/15/18		18,440,000	18,463,593
6.88%	11/15/18		53,286,000	54,116,675
7.63%	06/01/19		16,755,000	17,454,249
Bank of America Corp. (GMTN)
2.37%	07/21/21	[8]	136,681,000	133,927,288
3.59%	07/21/28	[8]	34,690,000	33,001,950
Bank of America Corp. (MTN)
3.09%	10/01/25	[8]	131,880,000	125,685,397
3.82%	01/20/28	[8]	19,952,000	19,483,143
4.00%	04/01/24		14,827,000	14,968,332
4.13%	01/22/24		86,667,000	88,158,732
5.00%	01/21/44		3,270,000	3,485,456
Bank of America Corp., Series L
2.60%	01/15/19		5,239,000	5,236,090
Bank of New York Mellon Corp. (The) (MTN)
2.30%	09/11/19		15,100,000	15,025,444
2.66%	05/16/23	[8]	4,500,000	4,371,453
Bank One Corp.
8.00%	04/29/27		2,500,000	3,124,973
Bank One Corp. (STEP-reset date 09/01/18)
8.53%	03/01/19		1,810,000	1,875,859
Capital One Bank USA N.A. (BKNT)
2.15%	11/21/18		11,602,000	11,578,784
Capital One Financial Corp.
2.45%	04/24/19		300,000	299,086
Citibank N.A. (BKNT)
3.05%	05/01/20		223,200,000	223,177,680
Citigroup, Inc.
2.90%	12/08/21		350,000	343,146

See accompanying notes to Schedule of Portfolio Investments.

76  /  N-Q Report June 2018

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Cooperatieve Rabobank UA (Netherlands)
3.13%	04/26/21	[1]	$59,000,000	$58,797,510
Discover Bank
2.60%	11/13/18		121,150,000	121,269,236
4.20%	08/08/23		10,900,000	11,010,899
7.00%	04/15/20		9,000,000	9,501,786
Discover Bank (BKNT)
3.10%	06/04/20		6,023,000	5,996,969
3.20%	08/09/21		6,970,000	6,885,220
8.70%	11/18/19		3,676,000	3,956,295
Goldman Sachs Bank USA/New York NY (BKNT)
3.20%	06/05/20		650,000	652,073
Goldman Sachs Group, Inc. (The)
4.22%	05/01/29	[8]	2,090,000	2,062,796
Goldman Sachs Group, Inc.(The)
2.88%	10/31/22	[8]	300,000	293,004
JPMorgan Chase & Co.
2.25%	01/23/20		23,575,000	23,282,235
2.55%	10/29/20		52,420,000	51,578,030
2.70%	05/18/23		26,300,000	25,218,557
2.75%	06/23/20		127,075,000	125,981,175
2.95%	10/01/26		4,570,000	4,251,526
3.20%	01/25/23		9,750,000	9,584,196
3.20%	06/15/26		76,341,000	72,351,801
3.22%	03/01/25	[8]	167,531,000	161,790,885
3.54%	05/01/28	[8]	81,980,000	78,628,535
3.63%	05/13/24		4,750,000	4,721,983
3.78%	02/01/28	[8]	28,530,000	27,866,649
3.90%	07/15/25		66,519,000	66,453,379
3.90%	01/23/49	[8]	3,430,000	3,087,502
4.25%	10/15/20		10,525,000	10,754,461
4.95%	03/25/20		20,000,000	20,601,800
6.30%	04/23/19		6,108,000	6,282,518
(LIBOR USD 3-Month plus 0.68%)
2.98%	06/01/21	[2]	27,700,000	27,846,658
(LIBOR USD 3-Month plus 0.96%)
3.32%	01/23/20	[2]	15,000,000	15,183,304
JPMorgan Chase Bank N.A.
2.60%	02/01/21	[8]	810,000	802,986
JPMorgan Chase Bank N.A. (BKNT)
3.09%	04/26/21	[8]	200,480,000	200,020,700
(LIBOR USD 3-Month plus 0.25%)
2.61%	02/13/20	[2]	317,960,000	317,952,092
(LIBOR USD 3-Month plus 0.29%)
2.65%	02/01/21	[2]	248,500,000	248,563,243
Lloyds Bank PLC (United Kingdom)
2.40%	03/17/20	[1]	2,450,000	2,418,865
3.30%	05/07/21	[1]	37,355,000	37,257,800

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Lloyds Bank PLC (United Kingdom) (MTN)
5.80%	01/13/20	[1,3]	$5,525,000	$5,735,369
Lloyds Banking Group PLC
(United Kingdom)
2.91%	11/07/23	[1,8]	73,005,000	69,612,567
3.57%	11/07/28	[1,8]	17,340,000	15,992,786
Macquarie Bank Ltd. (Australia)
2.35%	01/15/19	[1,3]	12,785,000	12,754,399
2.60%	06/24/19	[1,3]	10,870,000	10,838,366
Morgan Stanley (GMTN)
3.77%	01/24/29	[8]	405,000	390,611
PNC Bank N.A.
1.80%	11/05/18		26,460,000	26,391,799
2.50%	01/22/21		141,080,000	138,555,426
PNC Bank N.A. (BKNT)
1.95%	03/04/19		55,739,000	55,493,943
2.45%	11/05/20		61,030,000	59,987,512
PNC Financial Services Group, Inc.(The)
5.13%	02/08/20		5,593,000	5,773,783
Royal Bank of Scotland PLC (United Kingdom)
6.00%	12/19/23	[1]	5,200,000	5,463,077
Santander UK Group Holdings PLC (United Kingdom)
2.88%	10/16/20	[1]	50,390,000	49,790,384
2.88%	08/05/21	[1]	20,955,000	20,308,957
3.13%	01/08/21	[1]	27,983,000	27,782,852
3.37%	01/05/24	[1,8]	68,740,000	66,154,207
Santander UK PLC (United Kingdom)
2.35%	09/10/19	[1]	38,080,000	37,821,760
2.50%	03/14/19	[1]	62,359,000	62,248,999
3.05%	08/23/18	[1]	7,225,000	7,230,997
3.40%	06/01/21	[1]	52,045,000	52,036,378
UBS AG/London (Switzerland)
(LIBOR USD 3-Month plus 0.32%)
2.64%	05/28/19	[1,2,3]	108,045,000	108,265,412
UBS AG/Stamford CT (GMTN) (Switzerland)
2.38%	08/14/19	[1]	4,431,000	4,406,253
Wells Fargo & Co.
2.10%	07/26/21		4,610,000	4,428,624
2.15%	01/15/19		15,135,000	15,104,203
3.00%	04/22/26		97,995,000	89,891,842
3.00%	10/23/26		79,596,000	73,573,489
(LIBOR USD 3-Month plus 1.23%)
3.59%	10/31/23	[2]	16,372,000	16,800,308
Wells Fargo & Co. (GMTN)
2.60%	07/22/20		20,646,000	20,402,538
4.90%	11/17/45		690,000	683,008

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  77

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Wells Fargo & Co. (MTN)
2.63%	07/22/22		$363,144,000	$349,004,807
3.30%	09/09/24		5,895,000	5,696,831
3.55%	09/29/25		50,053,000	48,620,175
3.58%	05/22/28	[8]	170,800,000	162,737,386
Wells Fargo & Co., Series N (MTN)
2.15%	01/30/20		6,040,000	5,956,633
Wells Fargo Bank N.A.
1.75%	05/24/19		60,000,000	59,477,250
Wells Fargo Bank N.A. (BKNT)
2.15%	12/06/19		170,315,000	168,415,673
2.40%	01/15/20		84,095,000	83,313,295
2.60%	01/15/21		346,160,000	340,569,516

				5,392,991,744

Communications — 2.95%
21st Century Fox America, Inc.
4.95%	10/15/45		1,155,000	1,213,143
5.40%	10/01/43		6,105,000	6,773,148
6.15%	03/01/37		3,931,000	4,688,681
6.90%	03/01/19		31,324,000	32,165,686
Altice Financing SA (Luxembourg)
7.50%	05/15/26	[1,3]	1,230,000	1,192,731
Altice U.S. Finance I Corp.
5.38%	07/15/23	[3]	17,557,000	17,513,107
5.50%	05/15/26	[3]	45,152,000	43,684,560
AT&T, Inc.
3.40%	05/15/25		126,361,000	118,679,894
3.95%	01/15/25		15,580,000	15,259,375
4.13%	02/17/26		1,909,000	1,868,903
4.30%	02/15/30	[3]	35,000,000	33,008,227
4.35%	06/15/45		39,548,000	33,589,388
4.50%	05/15/35		34,220,000	31,718,946
4.55%	03/09/49		15,335,000	13,288,872
4.60%	02/15/21		2,343,000	2,403,456
4.75%	05/15/46		35,647,000	31,959,256
4.80%	06/15/44		105,754,000	96,184,437
5.00%	03/01/21		2,000,000	2,074,628
5.15%	11/15/46	[3]	19,850,000	18,768,007
5.25%	03/01/37		176,705,000	174,427,423
CBS Corp.
3.70%	06/01/28	[3]	56,360,000	52,587,712
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%	02/01/28	[3]	65,913,000	60,722,351
5.13%	05/01/27	[3]	7,817,000	7,323,298
Cequel Communications Holdings I LLC/Cequel Capital Corp.
7.50%	04/01/28	[3]	6,000,000	6,103,200

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20		$13,125,000	$13,114,772
3.75%	02/15/28		11,180,000	10,145,238
5.38%	04/01/38		5,000,000	4,731,289
5.38%	05/01/47		1,420,000	1,308,285
5.75%	04/01/48		10,000,000	9,728,000
6.48%	10/23/45		56,358,000	59,680,304
Comcast Corp.
3.60%	03/01/24		600,000	591,081
3.90%	03/01/38		5,425,000	4,923,892
4.05%	11/01/52		1,975,000	1,708,831
4.40%	08/15/35		15,610,000	15,233,492
4.65%	07/15/42		5,150,000	4,991,679
Cox Communications, Inc.
3.15%	08/15/24	[3]	17,830,000	16,917,238
CSC Holdings LLC
5.38%	02/01/28	[3]	35,625,000	33,042,187
5.50%	04/15/27	[3]	11,749,000	11,264,354
6.75%	11/15/21		4,216,000	4,426,800
8.63%	02/15/19		8,975,000	9,255,469
Deutsche Telekom International Finance BV (Netherlands)
4.38%	06/21/28	[1,3]	5,110,000	5,079,715
Discovery Communications LLC
2.75%	11/15/19	[3]	8,235,000	8,181,465
DISH DBS Corp.
5.88%	07/15/22		1,846,000	1,739,855
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[1]	30,834,000	27,741,350
9.75%	07/15/25	[1,3]	14,027,000	14,833,553
Level 3 Financing, Inc.
5.13%	05/01/23		3,110,000	3,059,463
5.25%	03/15/26		2,162,000	2,061,683
5.38%	01/15/24		17,310,000	16,960,338
5.38%	05/01/25		3,774,000	3,641,910
5.63%	02/01/23		2,936,000	2,943,340
Qualitytech LP/QTS Finance Corp.
4.75%	11/15/25	[3]	3,043,000	2,854,714
Sirius XM Radio, Inc.
3.88%	08/01/22	[3]	1,525,000	1,473,531
Sprint Capital Corp.
6.88%	11/15/28		17,662,000	16,955,520
Sprint Communications, Inc.
9.00%	11/15/18	[3]	55,529,000	56,778,403
Sprint Corp.
7.63%	03/01/26		2,099,000	2,146,227
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[3]	35,122,750	34,773,279

See accompanying notes to Schedule of Portfolio Investments.

78  /  N-Q Report June 2018

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
4.74%	03/20/25	[3]	$17,675,000	$17,583,090
5.15%	03/20/28	[3]	210,925,000	207,233,813
Time Warner Cable LLC
4.50%	09/15/42		26,907,000	22,218,321
5.50%	09/01/41		23,141,000	21,597,572
5.88%	11/15/40		42,088,000	41,197,355
6.75%	07/01/18		68,507,000	68,507,000
8.25%	04/01/19		8,442,000	8,749,977
8.75%	02/14/19		23,735,000	24,547,425
Time Warner Entertainment Co. LP
8.38%	03/15/23		1,400,000	1,635,550
T-Mobile USA, Inc.
4.50%	02/01/26		29,649,000	27,723,297
4.75%	02/01/28		38,020,000	35,170,401
6.50%	01/15/24		3,067,000	3,205,015
Verizon Communications, Inc.
3.85%	11/01/42		33,903,000	28,476,960
4.13%	08/15/46		7,223,000	6,193,422
4.40%	11/01/34		27,795,000	25,996,194
4.60%	04/01/21		1,200,000	1,242,977
4.67%	03/15/55		2,681,000	2,390,869
4.81%	03/15/39		17,693,000	17,163,496
4.86%	08/21/46		146,195,000	137,828,333
5.01%	04/15/49		38,077,000	37,224,562
5.25%	03/16/37		111,694,000	115,144,284
Viacom, Inc.
3.45%	10/04/26		49,665,000	45,467,712
Virgin Media Secured Finance PLC (United Kingdom)
5.25%	01/15/26	[1,3]	2,575,000	2,391,531
5.50%	08/15/26	[1,3]	16,302,000	15,385,013
Vodafone Group PLC (United Kingdom)
4.38%	05/30/28	[1]	51,415,000	50,904,974
5.25%	05/30/48	[1]	5,520,000	5,525,407
Warner Media LLC
2.95%	07/15/26		3,946,000	3,553,522
3.80%	02/15/27		29,240,000	27,558,349
3.88%	01/15/26		3,165,000	3,048,370

				2,214,350,477

Consumer Discretionary — 1.18%
Altria Group, Inc.
9.70%	11/10/18		47,493,000	48,655,914
Anheuser-Busch InBev Finance, Inc.
3.70%	02/01/24		1,250,000	1,252,202
4.70%	02/01/36		59,735,000	60,567,975
4.90%	02/01/46		83,667,000	86,455,245
Anheuser-Busch InBev Worldwide, Inc.
3.50%	01/12/24		46,665,000	46,434,611

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
4.00%	04/13/28		$56,235,000	$56,217,086
4.60%	04/15/48		27,230,000	26,902,807
6.88%	11/15/19		31,350,000	32,953,976
Anheuser-Busch North American Holding Corp.
2.20%	08/01/18	[3]	29,840,000	29,829,393
Bacardi Ltd. (Bangladesh)
5.30%	05/15/48	[1,3]	25,923,000	24,657,522
Bacardi, Ltd. (Bangladesh)
4.70%	05/15/28	[1,3]	10,000,000	9,854,534
BAT Capital Corp.
2.30%	08/14/20	[3]	114,120,000	111,577,914
2.76%	08/15/22	[3]	43,180,000	41,444,904
BAT International Finance PLC (EMTN) (United Kingdom)
1.63%	09/09/19	[1]	22,385,000	21,986,020
Central Garden & Pet Co.
5.13%	02/01/28		24,708,000	22,978,440
6.13%	11/15/23		14,925,000	15,504,090
Constellation Brands, Inc.
2.00%	11/07/19		69,620,000	68,613,486
3.88%	11/15/19		22,650,000	22,894,398
First Quality Finance Co., Inc.
4.63%	05/15/21	[3]	31,724,000	31,089,520
5.00%	07/01/25	[3]	16,876,000	15,483,730
GLP Capital LP/GLP Financing II, Inc.
4.88%	11/01/20		644,000	654,465
KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC
4.75%	06/01/27	[3]	4,067,000	3,853,483
5.00%	06/01/24	[3]	10,750,000	10,639,275
5.25%	06/01/26	[3]	6,241,000	6,155,498
Molson Coors Brewing Co.
1.45%	07/15/19		21,664,000	21,311,971
2.25%	03/15/20		13,040,000	12,838,739
Reynolds American, Inc.
4.00%	06/12/22		7,367,000	7,418,344
6.88%	05/01/20		5,845,000	6,205,156
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
5.75%	10/15/20		35,676,731	35,743,625
(LIBOR USD 3-Month plus 3.50%)
5.85%	07/15/21	[2,3]	3,800,000	3,844,840
Spectrum Brands, Inc.
5.75%	07/15/25		2,056,000	2,035,440
6.13%	12/15/24		1,961,000	1,987,964

				888,042,567

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  79

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Products — 0.01%
Newell Brands, Inc.
2.60%	03/29/19		$10,962,000	$10,933,170

Electric — 2.23%
Alabama Power Capital Trust V
5.44%	10/01/42	[8]	290,000	289,772
Alliant Energy Finance LLC
3.75%	06/15/23	[3]	27,475,000	27,500,746
American Transmission Systems, Inc.
5.00%	09/01/44	[3]	3,145,000	3,410,677
Appalachian Power Co.
4.40%	05/15/44		3,250,000	3,307,018
4.45%	06/01/45		25,241,000	25,835,325
Appalachian Power Co., Series X
3.30%	06/01/27		14,500,000	13,956,677
Cleco Power LLC
6.00%	12/01/40		200,000	233,898
Consolidated Edison, Inc.
2.00%	03/15/20		400,000	392,701
Dominion Energy, Inc.
(LIBOR USD 3-Month plus 0.40%)
2.70%	12/01/20	[2,3]	49,325,000	49,269,756
(LIBOR USD 3-Month plus 0.55%)
2.85%	06/01/19	[2,3]	70,520,000	70,707,103
Dominion Resources, Inc.
1.88%	12/15/18	[3]	27,940,000	27,822,081
DTE Energy Co.
2.40%	12/01/19		350,000	346,021
Duke Energy Carolinas LLC
2.50%	03/15/23		8,772,000	8,469,580
3.75%	06/01/45		35,975,000	33,730,538
3.88%	03/15/46		3,000,000	2,875,954
4.00%	09/30/42		17,550,000	17,106,362
4.25%	12/15/41		28,843,000	29,455,442
Duke Energy Indiana LLC
3.75%	05/15/46		3,225,000	3,054,986
Duke Energy Indiana LLC, Series UUU
4.20%	03/15/42		3,300,000	3,311,169
Duke Energy Indiana LLC, Series WWW
4.90%	07/15/43		7,000,000	7,847,023
Duke Energy Progress LLC
3.25%	08/15/25		5,305,000	5,186,653
3.70%	10/15/46		13,315,000	12,330,123
4.10%	05/15/42		8,915,000	8,893,303
4.15%	12/01/44		10,900,000	10,854,040
4.20%	08/15/45		24,970,000	25,010,672
Duquesne Light Holdings, Inc.
5.90%	12/01/21	[3]	2,000,000	2,122,904
6.40%	09/15/20	[3]	20,654,000	21,834,216

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Entergy Corp.
4.00%	07/15/22		$13,822,000	$13,958,140
5.13%	09/15/20		10,210,000	10,539,541
Entergy Louisiana LLC
6.50%	09/01/18		9,935,000	9,992,116
Entergy Texas, Inc.
3.45%	12/01/27		500,000	486,521
7.13%	02/01/19		20,982,000	21,477,805
Evergy, Inc.
4.85%	06/01/21		300,000	308,154
Eversource Energy, Series H
3.15%	01/15/25		6,700,000	6,458,923
Eversource Energy, Series K
2.75%	03/15/22		3,930,000	3,825,179
FirstEnergy Transmission LLC
4.35%	01/15/25	[3]	25,530,000	25,719,517
5.45%	07/15/44	[3]	26,950,000	30,316,660
Florida Power & Light Co.
3.95%	03/01/48		7,200,000	7,082,376
(LIBOR USD 3-Month plus 0.28%)
2.64%	11/06/20	[2]	91,345,000	91,348,919
Indiana Michigan Power Co.
7.00%	03/15/19		27,018,000	27,819,521
Indiana Michigan Power Co., Series J
3.20%	03/15/23		33,562,000	33,064,527
Indiana Michigan Power Co., Series K
4.55%	03/15/46		12,600,000	13,124,651
ITC Holdings Corp.
3.35%	11/15/27		6,815,000	6,391,705
3.65%	06/15/24		5,650,000	5,559,505
4.05%	07/01/23		3,832,000	3,881,530
Jersey Central Power & Light Co.
4.30%	01/15/26	[3]	5,450,000	5,522,821
4.70%	04/01/24	[3]	41,302,000	43,240,065
6.40%	05/15/36		13,825,000	16,915,859
Kansas City Power & Light Co.
3.15%	03/15/23		25,895,000	25,309,599
3.65%	08/15/25		15,195,000	15,047,981
KCP&L Greater Missouri Operations Co.
8.27%	11/15/21		75,000	85,003
LG&E & KU Energy LLC
4.38%	10/01/21		15,970,000	16,382,377
Metropolitan Edison Co.
3.50%	03/15/23	[3]	11,725,000	11,569,435
4.00%	04/15/25	[3]	39,089,000	39,217,341
7.70%	01/15/19		8,451,000	8,678,412
MidAmerican Energy Co.
3.10%	05/01/27		5,405,000	5,207,458
4.25%	05/01/46		33,595,000	34,167,312

See accompanying notes to Schedule of Portfolio Investments.

80  /  N-Q Report June 2018

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
4.40%	10/15/44		$8,875,000	$9,189,459
4.80%	09/15/43		15,005,000	16,503,812
Mississippi Power Co.
(LIBOR USD 3-Month plus 0.65%)
2.99%	03/27/20	[2]	6,300,000	6,300,216
Nevada Power Co.
5.45%	05/15/41		600,000	694,855
NextEra Energy Capital Holdings, Inc.
1.65%	09/01/18		15,314,000	15,287,721
2.30%	04/01/19		7,190,000	7,164,120
(LIBOR USD 3-Month plus 0.48%)
2.84%	05/04/21	[2]	280,150,000	280,110,294
NextEra Energy Operating Partners LP
4.25%	09/15/24	[3]	1,798,000	1,739,565
4.50%	09/15/27	[3]	29,085,000	27,339,900
Niagara Mohawk Power Corp.
3.51%	10/01/24	[3]	6,000,000	5,964,378
Oncor Electric Delivery Co. LLC
4.10%	06/01/22		9,683,000	9,934,618
5.25%	09/30/40		3,939,000	4,579,946
7.00%	09/01/22		25,875,000	29,368,720
PacifiCorp
3.35%	07/01/25		7,200,000	7,113,040
Pennsylvania Electric Co.
3.25%	03/15/28	[3]	3,350,000	3,129,865
4.15%	04/15/25	[3]	25,325,000	25,389,917
5.20%	04/01/20		25,200,000	25,874,755
PNM Resources, Inc.
3.25%	03/09/21		26,315,000	26,124,269
Potomac Electric Power Co.
3.60%	03/15/24		7,123,000	7,113,858
Progress Energy, Inc.
4.88%	12/01/19		4,761,000	4,877,149
7.05%	03/15/19		7,050,000	7,256,015
Public Service Co. of New Mexico
3.85%	08/01/25		10,000,000	9,825,800
5.35%	10/01/21		5,320,000	5,576,151
Public Service Co. of Oklahoma
4.40%	02/01/21		400,000	409,241
Puget Energy, Inc.
6.00%	09/01/21		3,494,000	3,739,480
Rochester Gas & Electric Corp.
3.10%	06/01/27	[3]	5,890,000	5,573,831
Southern Co. (The)
1.55%	07/01/18		13,200,000	13,199,769
Southern Co. Gas Capital Corp.
2.45%	10/01/23		11,015,000	10,381,715
Southwestern Electric Power Co.
3.55%	02/15/22		17,377,000	17,494,693

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
6.45%	01/15/19		$66,720,000	$67,963,291
Southwestern Electric Power Co., Series K
2.75%	10/01/26		39,923,000	36,589,070
Trans-Allegheny Interstate Line Co.
3.85%	06/01/25	[3]	5,856,000	5,845,746
Tucson Electric Power Co.
3.85%	03/15/23		85,000	85,380
5.15%	11/15/21		4,800,000	5,013,262
Union Electric Co.
6.70%	02/01/19		12,983,000	13,267,088
Virginia Electric & Power Co., Series A
3.80%	04/01/28		3,176,000	3,171,730
WEC Energy Group, Inc.
3.38%	06/15/21		12,175,000	12,217,889
Wisconsin Public Service Corp.
1.65%	12/04/18		550,000	548,316

				1,679,812,617

Energy — 2.12%
Anadarko Petroleum Corp.
4.50%	07/15/44		24,921,000	23,293,764
Antero Resources Corp.
5.13%	12/01/22		4,576,000	4,599,109
BP Capital Markets PLC (United Kingdom)
3.51%	03/17/25	[1]	9,267,000	9,190,089
3.54%	11/04/24	[1]	20,883,000	20,740,505
Brooklyn Union Gas Co. (The)
3.41%	03/10/26	[3]	13,400,000	12,967,863
Canadian Natural Resources Ltd. (Canada)
3.85%	06/01/27	[1]	6,752,000	6,599,941
Centennial Resource Production LLC
5.38%	01/15/26	[3]	15,627,000	15,236,325
Cheniere Corpus Christi Holdings LLC
5.13%	06/30/27		3,294,000	3,277,530
CrownRock LP/CrownRock Finance, Inc.
5.63%	10/15/25	[3]	3,017,000	2,915,176
Devon Energy Corp.
5.60%	07/15/41		3,590,000	3,885,159
Diamondback Energy, Inc.
4.75%	11/01/24		16,105,000	15,742,637
5.38%	05/31/25		7,580,000	7,580,000
Enbridge Energy Partners LP
5.50%	09/15/40		4,850,000	5,099,163
7.38%	10/15/45		14,175,000	18,225,294
Endeavor Energy Resources LP/EER Finance, Inc.
5.50%	01/30/26	[3]	2,394,000	2,328,165
5.75%	01/30/28	[3]	2,109,000	2,064,184
Energy Transfer Equity LP
4.25%	03/15/23		3,011,000	2,909,529

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  81

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
5.50%	06/01/27		$20,308,000	$20,358,770
5.88%	01/15/24		23,958,000	24,676,740
Energy Transfer LP/Regency Energy Finance Corp.
4.50%	11/01/23		5,000,000	5,035,161
5.00%	10/01/22		1,722,000	1,776,889
Energy Transfer Partners LP
3.60%	02/01/23		5,030,000	4,919,286
4.75%	01/15/26		4,250,000	4,220,458
4.90%	03/15/35		6,490,000	5,867,057
4.95%	06/15/28		19,814,000	19,790,928
5.15%	03/15/45		70,176,000	62,248,077
6.00%	06/15/48		29,765,000	29,864,830
6.50%	02/01/42		2,000,000	2,082,596
EQT Corp.
3.90%	10/01/27		48,210,000	45,044,878
EQT Midstream Partners LP
5.50%	07/15/28		140,110,000	140,358,625
6.50%	07/15/48		5,360,000	5,387,789
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[3]	21,200,000	22,055,049
Gulfport Energy Corp.
6.38%	05/15/25		5,618,000	5,484,573
Halliburton Co.
5.00%	11/15/45		11,699,000	12,556,920
Hess Corp.
5.60%	02/15/41		10,000,000	10,079,191
HollyFrontier Corp.
5.88%	04/01/26		20,000,000	21,434,070
Kinder Morgan Energy Partners LP
5.00%	08/15/42		7,950,000	7,404,989
5.80%	03/15/35		8,890,000	9,108,646
Kinder Morgan, Inc.
4.30%	03/01/28		38,570,000	37,536,204
5.30%	12/01/34		10,085,000	10,015,221
5.55%	06/01/45		19,025,000	19,153,381
5.63%	11/15/23	[3]	7,937,000	8,461,182
6.95%	06/01/28		7,000,000	8,150,561
Newfield Exploration Co.
5.63%	07/01/24		2,077,000	2,193,935
5.75%	01/30/22		3,071,000	3,213,034
NGPL Pipe Co. LLC
4.38%	08/15/22	[3]	2,154,000	2,140,537
NiSource, Inc.
6.80%	01/15/19		500,000	510,363
Noble Energy, Inc.
5.05%	11/15/44		14,113,000	14,131,488
Panhandle Eastern Pipeline Co. LP
8.13%	06/01/19		2,407,000	2,513,304

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Parsley Energy LLC/Parsley Finance Corp.
5.25%	08/15/25	[3]	$8,235,000	$8,132,063
5.38%	01/15/25	[3]	12,313,000	12,282,217
5.63%	10/15/27	[3]	7,205,000	7,159,969
Plains All American Pipeline LP/PAA
Finance Corp.
2.85%	01/31/23		1,669,000	1,577,491
3.60%	11/01/24		18,150,000	17,271,359
3.85%	10/15/23		1,981,000	1,942,176
4.50%	12/15/26		2,875,000	2,825,751
4.65%	10/15/25		104,933,000	104,676,916
Range Resources Corp.
4.88%	05/15/25		5,618,000	5,294,965
Rockies Express Pipeline LLC
5.63%	04/15/20	[3]	6,458,000	6,643,667
6.00%	01/15/19	[3]	48,932,000	49,482,485
6.85%	07/15/18	[3]	20,303,000	20,344,621
Ruby Pipeline LLC
6.00%	04/01/22	[3]	84,724,000	87,175,646
Sabine Pass Liquefaction LLC
4.20%	03/15/28		2,595,000	2,513,906
5.63%	03/01/25		34,392,000	36,573,743
5.75%	05/15/24		15,000,000	16,015,138
Shell International Finance BV (Netherlands)
4.38%	05/11/45	[1]	21,849,000	22,403,767
4.55%	08/12/43	[1]	4,075,000	4,295,152
Southern Co. Gas Capital Corp.
5.88%	03/15/41		250,000	291,424
Spectra Energy Partners LP
3.50%	03/15/25		3,000,000	2,868,864
4.60%	06/15/21		7,000,000	7,195,002
Sunoco Logistics Partners Operations LP
4.25%	04/01/24		6,120,000	6,059,363
5.40%	10/01/47		88,093,000	80,694,716
TC PipeLines LP
3.90%	05/25/27		61,814,000	58,053,113
4.38%	03/13/25		36,050,000	35,687,595
4.65%	06/15/21		6,108,000	6,206,403
Tennessee Gas Pipeline Co. LLC
7.63%	04/01/37		40,000	48,324
8.38%	06/15/32		5,224,000	6,518,939
TransCanada PipeLines Ltd. (Canada)
6.50%	08/15/18	[1]	17,600,000	17,683,688
Trans-Canada Pipelines Ltd. (Canada)
4.55%	05/15/67	[1,8]	85,000	79,891
Transcontinental Gas Pipe Line Co. LLC
4.60%	03/15/48	[3]	11,280,000	10,892,000
Transocean Proteus Ltd. (Cayman Islands)
6.25%	12/01/24	[1,3]	6,547,550	6,637,579

See accompanying notes to Schedule of Portfolio Investments.

82  /  N-Q Report June 2018

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Williams Cos., Inc. (The)
4.55%	06/24/24		$10,400,000	$10,426,000
7.88%	09/01/21		4,538,000	5,071,215
Williams Partners LP
3.35%	08/15/22		10,070,000	9,859,362
3.60%	03/15/22		53,720,000	53,503,346
3.90%	01/15/25		7,942,000	7,702,731
4.00%	09/15/25		18,413,000	17,932,899
4.50%	11/15/23		7,000,000	7,111,300
5.25%	03/15/20		47,296,000	48,776,519
6.30%	04/15/40		45,490,000	51,000,577
WPX Energy, Inc.
5.75%	06/01/26		9,721,000	9,730,138

				1,591,071,185

Finance — 5.99%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.88%	01/23/28	[1]	6,505,000	6,025,256
3.95%	02/01/22	[1]	68,400,000	68,052,657
4.50%	05/15/21	[1]	44,025,000	44,960,531
4.63%	10/30/20	[1]	3,200,000	3,265,712
5.00%	10/01/21	[1]	45,725,000	47,222,494
Air Lease Corp.
2.13%	01/15/20		5,150,000	5,056,721
2.50%	03/01/21		30,165,000	29,392,972
3.00%	09/15/23		11,325,000	10,751,794
3.25%	03/01/25		15,730,000	14,542,873
3.38%	01/15/19		61,666,000	61,736,703
4.75%	03/01/20		15,890,000	16,232,777
Alta Wind Holdings LLC
7.00%	06/30/35	[3,4,5]	19,538,171	21,054,821
American Express Credit Corp.
2.13%	03/18/19		24,197,000	24,106,654
American Express Credit Corp. (GMTN)
2.25%	08/15/19		300,000	298,143
American Express Credit Corp. (MTN)
1.80%	07/31/18		26,095,000	26,083,612
1.88%	05/03/19		5,461,000	5,420,968
2.20%	03/03/20		20,090,000	19,831,241
Associates Corp. of North America
6.95%	11/01/18		25,559,000	25,875,548
Bear Stearns Cos. LLC (The)
4.65%	07/02/18		4,330,000	4,329,974
BMW U.S. Capital LLC
3.10%	04/12/21	[3]	36,000,000	35,789,515
Citigroup, Inc.
2.05%	12/07/18		352,946,000	352,172,625
2.05%	06/07/19		48,475,000	48,097,550

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
2.15%	07/30/18		$62,997,000	$62,985,692
2.45%	01/10/20		8,190,000	8,101,011
2.50%	09/26/18		106,706,000	106,688,554
2.50%	07/29/19		34,523,000	34,377,150
2.55%	04/08/19		105,290,000	105,100,083
3.14%	01/24/23	[8]	35,060,000	34,377,511
3.67%	07/24/28	[8]	123,255,000	117,542,679
3.88%	10/25/23		15,500,000	15,553,080
3.89%	01/10/28	[8]	10,448,000	10,153,006
4.50%	01/14/22		265,000	270,481
8.50%	05/22/19		47,207,000	49,511,554
Countrywide Capital III, Series B
8.05%	06/15/27		3,000,000	3,751,864
Daimler Finance North America LLC
1.50%	07/05/19	[3]	11,600,000	11,432,802
1.75%	10/30/19	[3]	18,115,000	17,800,593
2.20%	05/05/20	[3]	5,950,000	5,837,873
Discover Financial Services
3.85%	11/21/22		10,899,000	10,863,148
Ford Motor Credit Co. LLC
1.90%	08/12/19		12,415,000	12,250,073
2.02%	05/03/19		17,727,000	17,587,134
2.55%	10/05/18		4,555,000	4,552,215
2.60%	11/04/19		350,000	347,142
2.88%	10/01/18		26,346,000	26,353,407
3.34%	03/18/21		12,900,000	12,799,522
Ford Motor Credit Co. LLC (MTN)
2.94%	01/08/19		63,346,000	63,383,374
GE Capital International Funding Co. (Ireland)
2.34%	11/15/20	[1]	33,200,000	32,474,182
3.37%	11/15/25	[1]	8,850,000	8,526,303
4.42%	11/15/35	[1]	120,249,000	116,703,565
General Motors Financial Co., Inc.
2.35%	10/04/19		19,090,000	18,931,791
2.40%	05/09/19		37,332,000	37,165,793
3.10%	01/15/19		161,350,000	161,489,221
3.20%	07/13/20		8,150,000	8,115,511
3.55%	04/09/21		25,290,000	25,224,481
Goldman Sachs Group, Inc. (The)
2.55%	10/23/19		87,083,000	86,528,238
2.63%	01/31/19		200,000,000	200,120,500
3.27%	09/29/25	[8]	140,075,000	133,770,350
3.69%	06/05/28	[8]	84,975,000	80,749,444
3.75%	05/22/25		2,187,000	2,132,212
3.75%	02/25/26		2,824,000	2,732,408
3.81%	04/23/29	[8]	69,920,000	66,583,927
3.85%	01/26/27		16,665,000	16,021,126
4.02%	10/31/38	[8]	6,695,000	6,115,384
5.25%	07/27/21		62,145,000	65,336,798

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  83

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Goldman Sachs Group, Inc. (The) (GMTN)
5.38%	03/15/20		$60,000	$62,159
7.50%	02/15/19		254,486,000	261,555,405
Goldman Sachs Group, Inc. (The) (MTN)
3.85%	07/08/24		123,639,000	122,713,562
Goldman Sachs Group, Inc., Series D (The) (MTN)
6.00%	06/15/20		9,510,000	10,006,617
International Lease Finance Corp.
6.25%	05/15/19		51,918,000	53,241,301
7.13%	09/01/18	[3]	125,458,000	126,430,299
Morgan Stanley
2.50%	01/24/19		63,094,000	62,996,362
(LIBOR USD 3-Month plus 0.93%)
3.29%	07/22/22	[2]	182,120,000	183,666,787
Morgan Stanley (GMTN)
2.38%	07/23/19		31,425,000	31,246,475
2.45%	02/01/19		31,284,000	31,235,619
3.70%	10/23/24		5,444,000	5,384,219
3.88%	01/27/26		2,245,000	2,214,392
4.00%	07/23/25		21,001,000	20,903,566
5.50%	07/24/20		41,588,000	43,465,671
7.30%	05/13/19		177,103,000	183,608,907
(LIBOR USD 3-Month plus 0.55%)
2.90%	02/10/21	[2]	251,220,000	251,771,147
(LIBOR USD 3-Month plus 1.38%)
3.73%	02/01/19	[2]	14,595,000	14,693,728
Morgan Stanley (MTN)
5.63%	09/23/19		102,468,000	105,622,124
Morgan Stanley, Series 3NC2
(LIBOR USD 3-Month plus 0.80%)
3.16%	02/14/20	[2]	185,790,000	186,370,350
Morgan Stanley, Series F
3.88%	04/29/24		6,367,000	6,383,219
Pipeline Funding Co. LLC
7.50%	01/15/30	[3]	25,365,800	29,264,044
Protective Life Global Funding
2.70%	11/25/20	[3]	32,195,000	31,746,475
Raymond James Financial, Inc.
4.95%	07/15/46		64,081,000	65,792,283
5.63%	04/01/24		4,484,000	4,819,742

				4,505,836,776

Food — 0.98%
Campbell Soup Co.
3.30%	03/15/21		14,430,000	14,328,521
(LIBOR USD 3-Month plus 0.50%)
2.83%	03/16/20	[2]	78,590,000	78,379,635
General Mills, Inc.
3.20%	04/16/21		10,000,000	9,954,713

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Food (continued)
3.70%	10/17/23		$9,865,000	$9,776,077
4.20%	04/17/28		71,735,000	70,178,561
Kraft Heinz Foods Co.
2.00%	07/02/18		63,570,000	63,570,000
3.00%	06/01/26		24,576,000	22,169,440
3.95%	07/15/25		30,264,000	29,461,326
4.38%	06/01/46		103,928,000	89,952,802
4.63%	01/30/29		6,755,000	6,703,919
5.20%	07/15/45		26,987,000	26,323,619
5.38%	02/10/20		3,505,000	3,626,445
6.13%	08/23/18		21,895,000	22,009,828
(LIBOR USD 3-Month plus 0.42%)
2.79%	08/09/19	[2]	11,505,000	11,527,360
Lamb Weston Holdings, Inc.
4.63%	11/01/24	[3]	6,386,000	6,242,315
Mondelez International Holdings
Netherlands BV (Netherlands)
1.63%	10/28/19	[1,3]	121,532,000	119,439,401
2.00%	10/28/21	[1,3]	41,562,000	39,720,610
Mondelez International, Inc.
(LIBOR USD 3-Month plus 0.52%)
2.88%	02/01/19	[2]	11,740,000	11,760,259
Pilgrim’s Pride Corp.
5.88%	09/30/27	[3]	20,176,000	18,763,680
Post Holdings, Inc.
5.00%	08/15/26	[3]	6,794,000	6,360,883
5.63%	01/15/28	[3]	15,852,000	14,920,695
5.75%	03/01/27	[3]	10,574,000	10,283,215
Tyson Foods, Inc.
2.65%	08/15/19		50,879,000	50,734,275

				736,187,579

Gaming — 0.03%
GLP Capital LP/GLP Financing II, Inc.
5.75%	06/01/28		19,477,000	19,720,463

Health Care — 5.25%
Abbott Laboratories
2.00%	09/15/18		14,885,000	14,862,706
2.35%	11/22/19		8,093,000	8,049,180
3.75%	11/30/26		103,168,000	102,606,095
AbbVie, Inc.
2.00%	11/06/18		5,900,000	5,886,170
2.50%	05/14/20		8,771,000	8,669,221
3.60%	05/14/25		51,062,000	49,528,270
4.40%	11/06/42		8,170,000	7,767,129
Aetna, Inc.
4.13%	06/01/21		15,075,000	15,372,988
4.13%	11/15/42		7,295,000	6,766,561

See accompanying notes to Schedule of Portfolio Investments.

84  /  N-Q Report June 2018

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Allergan Finance LLC
3.25%	10/01/22		$12,957,000	$12,592,873
Allergan Funding SCS (Luxembourg)
2.45%	06/15/19	[1]	13,082,000	13,021,655
3.45%	03/15/22	[1]	6,300,000	6,208,902
3.80%	03/15/25	[1]	4,908,000	4,772,855
3.85%	06/15/24	[1]	70,833,000	69,649,399
4.55%	03/15/35	[1]	73,558,000	69,796,465
4.85%	06/15/44	[1]	3,820,000	3,703,102
Allergan Sales LLC
5.00%	12/15/21	[3]	42,275,000	43,797,302
Amgen, Inc.
3.13%	05/01/25		5,420,000	5,183,964
4.40%	05/01/45		48,792,000	46,681,434
4.56%	06/15/48		23,745,000	23,328,843
4.66%	06/15/51		39,163,000	38,870,652
5.70%	02/01/19		63,260,000	64,307,416
Anthem, Inc.
2.25%	08/15/19		120,320,000	119,344,407
2.30%	07/15/18		11,556,000	11,554,634
3.30%	01/15/23		28,125,000	27,459,000
3.35%	12/01/24		72,000,000	69,655,298
3.50%	08/15/24		12,140,000	11,823,000
3.65%	12/01/27		67,720,000	64,259,982
3.70%	08/15/21		2,700,000	2,725,011
AstraZeneca PLC (United Kingdom)
1.75%	11/16/18	[1]	8,315,000	8,287,388
3.13%	06/12/27	[1]	103,600,000	97,391,615
3.38%	11/16/25	[1]	10,549,000	10,179,832
Baxalta, Inc.
2.88%	06/23/20		40,310,000	39,870,160
4.00%	06/23/25		18,054,000	17,702,796
Bayer U.S. Finance II LLC
4.38%	12/15/28	[3]	170,680,000	171,370,913
Bayer U.S. Finance LLC
2.38%	10/08/19	[3]	159,742,000	158,237,150
Becton Dickinson and Co.
2.68%	12/15/19		5,114,000	5,082,037
2.89%	06/06/22		14,600,000	14,133,530
3.25%	11/12/20		46,300,000	46,050,049
(LIBOR USD 3-Month plus 0.88%)
3.21%	12/29/20	[2]	130,647,000	130,873,351
Biogen, Inc.
2.90%	09/15/20		250,000	249,044
5.20%	09/15/45		3,265,000	3,450,005
Boston Scientific Corp.
6.00%	01/15/20		9,300,000	9,689,447
Celgene Corp.
2.75%	02/15/23		71,210,000	68,096,425

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
2.88%	08/15/20		$4,350,000	$4,318,891
2.88%	02/19/21		23,660,000	23,357,655
3.45%	11/15/27		22,552,000	20,776,895
3.88%	08/15/25		22,000,000	21,442,484
3.90%	02/20/28		59,225,000	56,151,342
4.55%	02/20/48		2,855,000	2,617,303
5.00%	08/15/45		139,876,000	136,156,347
Centene Corp.
4.75%	01/15/25		45,951,000	45,836,123
5.63%	02/15/21		325,000	332,678
CHS/Community Health Systems, Inc.
5.13%	08/01/21		1,841,000	1,714,431
6.25%	03/31/23		29,565,000	27,236,756
8.63%	01/15/24	[3]	14,561,000	14,670,207
Cigna Corp.
3.05%	10/15/27		82,541,000	74,437,290
3.88%	10/15/47		4,750,000	4,057,187
CVS Health Corp.
2.13%	06/01/21		15,740,000	15,141,282
2.25%	12/05/18		76,805,000	76,686,386
2.25%	08/12/19		12,000,000	11,904,775
2.75%	12/01/22		20,000,000	19,197,870
2.80%	07/20/20		74,671,000	73,981,899
3.13%	03/09/20		165,200,000	165,053,780
3.35%	03/09/21		20,967,000	20,957,274
3.88%	07/20/25		17,800,000	17,412,041
4.00%	12/05/23		40,903,000	41,148,220
4.13%	05/15/21		16,705,000	17,042,235
4.30%	03/25/28		52,415,000	51,804,394
4.78%	03/25/38		9,926,000	9,793,790
4.88%	07/20/35		35,585,000	35,481,821
5.05%	03/25/48		23,205,000	23,706,348
DaVita, Inc.
5.00%	05/01/25		4,425,000	4,176,315
5.13%	07/15/24		11,853,000	11,519,634
5.75%	08/15/22		4,172,000	4,245,031
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[3]	3,850,000	3,893,488
5.63%	07/31/19	[3]	143,484,000	147,017,756
6.50%	09/15/18	[3]	96,623,000	97,266,153
Gilead Sciences, Inc.
3.70%	04/01/24		16,915,000	16,959,886
4.00%	09/01/36		20,000,000	19,281,040
4.15%	03/01/47		440,000	421,621
4.50%	02/01/45		12,660,000	12,692,232
HCA, Inc.
4.25%	10/15/19		9,790,000	9,887,900
4.75%	05/01/23		7,267,000	7,267,000
5.00%	03/15/24		46,294,000	46,409,735

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  85

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
5.25%	04/15/25		$12,148,000	$12,178,370
6.50%	02/15/20		40,822,000	42,607,963
Hologic, Inc.
4.38%	10/15/25	[3]	5,394,000	5,158,013
4.63%	02/01/28	[3]	13,796,000	13,019,975
Humana, Inc.
2.63%	10/01/19		16,200,000	16,110,343
Johnson & Johnson
2.90%	01/15/28		28,460,000	27,197,683
3.40%	01/15/38		9,120,000	8,631,888
Kaiser Foundation Hospitals
4.15%	05/01/47		71,145,000	72,224,925
Molina Healthcare, Inc.
4.88%	06/15/25	[3]	10,418,000	10,157,550
5.38%	11/15/22		8,285,000	8,388,563
New York and Presbyterian Hospital (The)
4.02%	08/01/45		12,755,000	12,808,463
Novartis Securities Investment, Ltd. (Bangladesh)
5.13%	02/10/19	[1]	33,393,000	33,876,180
Pfizer, Inc.
4.40%	05/15/44		2,400,000	2,500,790
Providence St. Joseph Health Obligated Group, Series H
2.75%	10/01/26		7,835,000	7,320,576
Shire Acquisitions Investments Ireland DAC (Ireland)
1.90%	09/23/19	[1]	78,138,000	76,933,183
2.40%	09/23/21	[1]	92,531,000	88,653,645
Stryker Corp.
2.00%	03/08/19		29,913,000	29,778,421
Teleflex, Inc.
4.63%	11/15/27		2,971,000	2,811,309
5.25%	06/15/24		4,638,000	4,800,330
Tenet Healthcare Corp.
4.38%	10/01/21		5,885,000	5,796,725
4.50%	04/01/21		23,904,000	23,754,600
4.63%	07/15/24	[3]	13,972,000	13,286,673
4.75%	06/01/20		1,290,000	1,296,450
Teva Pharmaceutical Finance IV LLC
2.25%	03/18/20		18,465,000	17,816,712
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)
1.70%	07/19/19	[1]	33,262,000	32,590,440
UnitedHealth Group, Inc.
3.75%	07/15/25		2,757,000	2,759,997
3.75%	10/15/47		250,000	231,529
3.95%	10/15/42		6,932,000	6,578,623
4.20%	01/15/47		16,648,000	16,420,638
4.25%	03/15/43		14,310,000	14,244,959
4.25%	04/15/47		99,000	98,799
4.75%	07/15/45		59,438,000	63,635,488

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Valeant Pharmaceuticals International
8.50%	01/31/27	[3]	$3,000,000	$3,045,000
9.25%	04/01/26	[3]	3,695,000	3,861,275
Valeant Pharmaceuticals International, Inc.
6.75%	08/15/21	[3]	9,000,000	9,101,250
Valeant Pharmaceuticals International, Inc. (Canada)
5.50%	03/01/23	[1,3]	700,000	654,500
5.50%	11/01/25	[1,3]	52,025,000	51,465,731
5.88%	05/15/23	[1,3]	16,808,000	15,799,520
6.13%	04/15/25	[1,3]	36,499,000	33,670,327
WellCare Health Plans, Inc.
5.25%	04/01/25		30,628,000	30,551,430
Zimmer Biomet Holdings, Inc.
2.70%	04/01/20		250,000	247,641
3.70%	03/19/23		160,000	159,028
(LIBOR USD 3-Month plus 0.75%)
3.08%	03/19/21	[2]	20,260,000	20,296,318

				3,944,885,574

Industrials — 0.82%
Amcor Finance USA, Inc.
3.63%	04/28/26	[3]	12,271,000	11,650,100
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
4.25%	09/15/22	[1,3]	11,101,000	10,948,916
4.63%	05/15/23	[1,3]	415,000	411,389
6.00%	02/15/25	[1,3]	20,525,000	20,037,531
7.25%	05/15/24	[1,3]	3,300,000	3,444,375
BAE Systems Holdings, Inc.
6.38%	06/01/19	[3]	45,190,000	46,555,664
Ball Corp.
4.00%	11/15/23		405,000	395,381
5.00%	03/15/22		5,343,000	5,509,969
5.25%	07/01/25		4,502,000	4,608,923
Bemis Co., Inc.
6.80%	08/01/19		7,415,000	7,699,192
Berry Global, Inc.
4.50%	02/15/26	[3]	12,930,000	12,089,550
5.13%	07/15/23		18,149,000	18,059,162
Clean Harbors, Inc.
5.13%	06/01/21		25,060,000	25,247,950
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%	09/30/26		3,847,000	3,529,623
General Electric Co. (GMTN)
2.20%	01/09/20		450,000	444,712
6.15%	08/07/37		4,121,000	4,831,557
General Electric Co. (MTN)
4.38%	09/16/20		5,815,000	5,975,314
5.55%	05/04/20		5,825,000	6,069,143

See accompanying notes to Schedule of Portfolio Investments.

86  /  N-Q Report June 2018

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
5.88%	01/14/38		$17,150,000	$19,642,415
(LIBOR USD 3-Month plus 0.38%)
2.74%	05/05/26	[2]	1,800,000	1,741,748
(LIBOR USD 3-Month plus 0.48%)
2.82%	08/15/36	[2]	13,220,000	11,172,037
(LIBOR USD 3-Month plus 0.80%)
3.15%	04/15/20	[2]	5,250,000	5,280,904
Graphic Packaging International LLC
4.13%	08/15/24		3,250,000	3,136,575
4.88%	11/15/22		7,563,000	7,610,269
Itron, Inc.
5.00%	01/15/26	[3]	22,929,000	21,832,994
L3 Technologies, Inc.
3.85%	06/15/23		116,290,000	116,352,611
4.40%	06/15/28		66,840,000	66,654,091
Multi-Color Corp.
4.88%	11/01/25	[3]	15,875,000	14,823,281
Northrop Grumman Corp.
3.20%	02/01/27		15,055,000	14,213,864
3.25%	01/15/28		48,865,000	45,999,499
OI European Group BV (Netherlands)
4.00%	03/15/23	[1,3]	23,181,000	21,674,235
Packaging Corp. of America
2.45%	12/15/20		400,000	392,489
Sealed Air Corp.
4.88%	12/01/22	[3]	6,050,000	6,140,750
5.13%	12/01/24	[3]	3,255,000	3,295,687
Siemens Financieringsmaatschappij NV (Netherlands)
1.30%	09/13/19	[1,3]	37,225,000	36,519,940
United Technologies Corp.
8.75%	03/01/21		8,800,000	9,972,158
Waste Management, Inc.
3.15%	11/15/27		8,210,000	7,751,500
WestRock MWV LLC
7.38%	09/01/19		11,000,000	11,533,226
WestRock RKT Co.
3.50%	03/01/20		5,395,000	5,407,902
4.45%	03/01/19		450,000	454,584

				619,111,210

Information Technology — 0.66%
Amazon.com, Inc.
3.15%	08/22/27		119,840,000	114,994,564
Analog Devices, Inc.
2.85%	03/12/20		240,000	238,921
Apple, Inc.
2.45%	08/04/26		5,000,000	4,594,181
3.00%	11/13/27		8,500,000	8,086,767

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Information Technology (continued)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20		$205,809,000	$203,107,551
Change Healthcare Holdings LLC/Change
Healthcare Finance, Inc.
5.75%	03/01/25	[3]	25,880,000	24,492,832
Dell International LLC/EMC Corp.
3.48%	06/01/19	[3]	41,913,000	42,027,889
IQVIA, Inc.
5.00%	10/15/26	[3]	5,800,000	5,669,790
Microsoft Corp.
2.88%	02/06/24		6,295,000	6,175,275
MSCI, Inc.
4.75%	08/01/26	[3]	3,158,000	3,082,997
NXP BV/NXP Funding LLC (Netherlands)
3.88%	09/01/22	[1,3]	4,600,000	4,525,275
4.13%	06/01/21	[1,3]	14,690,000	14,690,000
Oracle Corp.
3.25%	11/15/27		27,710,000	26,557,610
QUALCOMM, Inc.
2.25%	05/20/20		7,252,000	7,148,039
Zayo Group LLC/Zayo Capital, Inc.
5.75%	01/15/27	[3]	29,538,000	29,094,930

				494,486,621

Insurance — 0.71%
Allstate Corp. (The)
(LIBOR USD 3-Month plus 0.43%)
2.76%	03/29/21	[2]	10,510,000	10,519,169
Berkshire Hathaway Finance Corp.
4.30%	05/15/43		7,200,000	7,291,027
4.40%	05/15/42		5,702,000	5,993,335
Farmers Exchange Capital
7.05%	07/15/28	[3]	13,283,000	15,742,813
7.20%	07/15/48	[3]	18,265,000	22,050,147
Farmers Exchange Capital II
6.15%	11/01/53	[3,8]	64,140,000	71,098,677
Farmers Exchange Capital III
5.45%	10/15/54	[3,8]	72,575,000	73,300,750
Farmers Insurance Exchange
4.75%	11/01/57	[3,8]	19,580,000	17,927,586
Guardian Life Global Funding
2.00%	04/26/21	[3]	5,475,000	5,285,237
Jackson National Life Global Funding
1.88%	10/15/18	[3]	55,605,000	55,481,557
MassMutual Global Funding II
2.00%	04/15/21	[3]	8,250,000	7,964,843
Metropolitan Life Global Funding I
1.35%	09/14/18	[3]	14,400,000	14,367,077
1.55%	09/13/19	[3]	17,000,000	16,740,122

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  87

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance (continued)
1.75%	12/19/18	[3]	$46,175,000	$46,014,680
2.50%	12/03/20	[3]	57,015,000	56,141,241
Nationwide Mutual Insurance Co.
4.63%	12/15/24	[3,8]	18,949,000	18,972,686
New York Life Global Funding
1.55%	11/02/18	[3]	32,050,000	31,952,280
2.00%	04/13/21	[3]	24,750,000	23,851,293
Pricoa Global Funding I
1.45%	09/13/19	[3]	8,500,000	8,345,045
Teachers Insurance & Annuity Association of America
4.38%	09/15/54	[3,8]	20,650,000	20,967,618

				530,007,183

Materials — 0.32%
Axalta Coating Systems LLC
4.88%	08/15/24	[3]	45,495,000	45,267,525
Dow Chemical Co. (The)
8.55%	05/15/19		90,780,000	95,149,877
Georgia-Pacific LLC
2.54%	11/15/19	[3]	65,075,000	64,546,591
LyondellBasell Industries NV (Netherlands)
5.00%	04/15/19	[1]	4,194,000	4,236,022
Monsanto Co.
2.13%	07/15/19		10,504,000	10,411,320
Valvoline, Inc.
4.38%	08/15/25		16,105,000	14,997,781
5.50%	07/15/24		6,995,000	7,082,437

				241,691,553

Real Estate Investment Trust (REIT) — 2.44%
Alexandria Real Estate Equities, Inc.
2.75%	01/15/20		26,671,000	26,463,015
3.45%	04/30/25		3,115,000	2,978,199
3.90%	06/15/23		52,529,000	52,728,085
4.30%	01/15/26		400,000	400,607
4.60%	04/01/22		37,150,000	38,480,265
American Campus Communities Operating Partnership LP
3.35%	10/01/20		15,620,000	15,579,575
3.63%	11/15/27		8,120,000	7,631,766
3.75%	04/15/23		43,164,000	42,632,889
American Tower Corp.
2.80%	06/01/20		15,030,000	14,890,258
3.00%	06/15/23		56,395,000	54,137,471
3.40%	02/15/19		22,278,000	22,331,331
3.60%	01/15/28		8,520,000	7,909,974
AvalonBay Communities, Inc. (GMTN)
3.95%	01/15/21		7,245,000	7,350,690

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
AvalonBay Communities, Inc. (MTN)
(LIBOR USD 3-Month plus 0.43%)
2.78%	01/15/21	[2]	$69,285,000	$69,297,793
Boston Properties LP
2.75%	10/01/26		49,364,000	44,586,936
3.13%	09/01/23		5,000,000	4,868,431
3.20%	01/15/25		77,805,000	74,187,145
3.65%	02/01/26		5,000,000	4,846,345
5.63%	11/15/20		8,659,000	9,077,225
5.88%	10/15/19		31,891,000	32,854,113
Camden Property Trust
4.63%	06/15/21		600,000	619,136
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%	04/15/23		14,709,000	14,552,945
Crown Castle International Corp.
3.15%	07/15/23		63,455,000	60,813,729
3.20%	09/01/24		30,665,000	28,936,958
4.75%	05/15/47		5,665,000	5,364,053
Digital Realty Trust LP
5.88%	02/01/20		18,197,000	18,832,723
Education Realty Operating Partnership LP
4.60%	12/01/24		25,148,000	25,517,562
ERP Operating LP
4.63%	12/15/21		2,546,000	2,640,224
HCP, Inc.
2.63%	02/01/20		29,373,000	29,021,640
3.15%	08/01/22		12,660,000	12,358,901
3.75%	02/01/19		85,707,000	86,046,828
3.88%	08/15/24		29,184,000	28,576,783
4.00%	12/01/22		54,420,000	54,574,098
4.20%	03/01/24		24,904,000	24,939,544
4.25%	11/15/23		85,445,000	86,117,324
Healthcare Realty Trust, Inc.
3.75%	04/15/23		14,600,000	14,349,936
Healthcare Trust of America Holdings LP
3.75%	07/01/27		21,685,000	20,614,136
Highwoods Realty LP
3.20%	06/15/21		4,770,000	4,690,224
Host Hotels & Resorts LP
5.25%	03/15/22		23,995,000	25,017,450
Kilroy Realty LP
3.45%	12/15/24		30,385,000	29,217,715
Kimco Realty Corp.
6.88%	10/01/19		9,175,000	9,585,152
Liberty Property LP
3.38%	06/15/23		9,508,000	9,323,991
Life Storage LP
3.88%	12/15/27		7,250,000	6,874,156

See accompanying notes to Schedule of Portfolio Investments.

88  /  N-Q Report June 2018

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.
4.50%	01/15/28		$5,612,000	$5,120,950
Mid-America Apartments LP
4.30%	10/15/23		10,036,000	10,218,998
Reckson Operating Partnership LP
7.75%	03/15/20		26,913,000	28,746,219
SBA Communications Corp.
4.88%	09/01/24		2,494,000	2,406,710
SL Green Operating Partnership LP
3.25%	10/15/22		16,935,000	16,488,085
SL Green Realty Corp.
4.50%	12/01/22		14,495,000	14,738,735
5.00%	08/15/18		32,299,000	32,352,455
Ventas Realty LP
3.13%	06/15/23		1,235,000	1,197,421
3.25%	10/15/26		12,180,000	11,275,221
3.50%	02/01/25		27,105,000	25,991,820
3.75%	05/01/24		17,500,000	17,269,936
3.85%	04/01/27		400,000	384,553
4.13%	01/15/26		25,010,000	24,646,674
Ventas Realty LP/Ventas Capital Corp.
2.70%	04/01/20		55,838,000	55,279,466
3.25%	08/15/22		8,852,000	8,704,592
VEREIT Operating Partnership LP
3.00%	02/06/19		42,463,000	42,460,006
4.13%	06/01/21		2,325,000	2,358,244
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%	09/17/19	[3]	177,642,000	176,915,942
3.25%	10/05/20	[3]	105,170,000	104,704,202
Welltower, Inc.
3.75%	03/15/23		3,170,000	3,137,901
4.00%	06/01/25		32,609,000	32,028,497
4.13%	04/01/19		74,948,000	75,501,041
4.50%	01/15/24		4,698,000	4,740,453
4.95%	01/15/21		3,732,000	3,851,603
5.25%	01/15/22		5,000,000	5,246,587

				1,837,583,632

Retail — 0.60%
Alimentation Couche-Tard, Inc. (Canada)
2.35%	12/13/19	[1,3]	55,703,000	55,041,001
3.55%	07/26/27	[1,3]	12,160,000	11,554,370
BC ULC/New Red Finance, Inc. (Canada)
4.25%	05/15/24	[1,3]	12,794,000	12,154,300
Cumberland Farms, Inc.
6.75%	05/01/25	[3]	4,404,000	4,481,070
Dollar Tree, Inc.
(LIBOR USD 3-Month plus 0.70%)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Retail (continued)
3.06%	04/17/20	[2]	$40,895,000	$40,983,453
Family Dollar Stores, Inc.
5.00%	02/01/21		20,925,000	21,719,541
Walgreens Boots Alliance, Inc.
2.70%	11/18/19		76,310,000	75,939,992
3.45%	06/01/26		47,875,000	44,697,996
3.80%	11/18/24		12,810,000	12,642,259
4.80%	11/18/44		16,214,000	15,324,978
Walmart, Inc.
3.55%	06/26/25		59,995,000	60,429,901
3.70%	06/26/28		85,000,000	85,770,950
4.05%	06/29/48		10,000,000	10,072,205

				450,812,016

Services — 0.16%
Gartner, Inc.
5.13%	04/01/25	[3]	1,488,000	1,484,280
IHS Markit Ltd. (Bangladesh)
4.00%	03/01/26	[1,3]	23,253,000	22,293,814
4.75%	02/15/25	[1,3]	20,397,000	20,244,023
5.00%	11/01/22	[1,3]	34,227,000	34,697,621
Matthews International Corp.
5.25%	12/01/25	[3]	2,279,000	2,190,803
Moody’s Corp.
3.25%	06/07/21		7,335,000	7,325,905
Northwestern University
3.69%	12/01/38		22,510,000	22,886,534
Service Corp. International/U.S.
4.63%	12/15/27		2,428,000	2,299,559
University of Southern California
3.03%	10/01/39		6,122,000	5,567,742

				118,990,281

Transportation — 0.56%
America West Airlines Pass-Through Trust,
Series 1999-1, Class G
7.93%	01/02/19		1,185,305	1,211,974
America West Airlines Pass-Through Trust,
Series 2001-1, Class G
7.10%	04/02/21		5,762,107	6,111,290
American Airlines Pass-Through Trust,
Series 2011-1, Class A
5.25%	01/31/21		2,316,262	2,424,895
American Airlines Pass-Through Trust,
Series 2013-1, Class A
4.00%	07/15/25		18,450,532	18,333,298
American Airlines Pass-Through Trust,
Series 2013-2, Class A
4.95%	01/15/23		71,813,966	73,849,964

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  89

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
American Airlines Pass-Through Trust,
Series 2017-2, Class AA
3.35%	10/15/29		$19,945,000	$19,197,063
Canadian Pacific Railway Co. (Canada)
4.50%	01/15/22	[1]	2,540,000	2,625,037
Continental Airlines Pass-Through Trust,
Series 1999-1, Class A
6.55%	02/02/19		1,071,856	1,081,288
Continental Airlines Pass-Through Trust,
Series 1999-2 AMBC, Class C2
6.24%	03/15/20		32,785	33,480
Continental Airlines Pass-Through Trust,
Series 1999-2, Class A
7.26%	03/15/20		2,744,591	2,851,081
Continental Airlines Pass-Through Trust,
Series 2000-1, Class A1
8.05%	11/01/20		7,910	8,345
Continental Airlines Pass-Through Trust,
Series 2000-2, Class A1
7.71%	04/02/21		1,599,508	1,691,686
Continental Airlines Pass-Through Trust,
Series 2007, Class 1A
5.98%	04/19/22		31,319,697	33,202,481
Continental Airlines Pass-Through Trust,
Series 2007, Class 1B
6.90%	04/19/22		672,979	697,822
Continental Airlines Pass-Through Trust,
Series 2009, Class A
7.25%	11/10/19		28,836,328	30,170,008
Delta Air Lines Pass-Through Trust,
Series 2002-1, Class G1
6.72%	01/02/23		37,385,226	40,086,309
Northwest Airlines Pass-Through Trust,
Series 2001-1, Class A1
7.04%	04/01/22		3,288,876	3,619,737
SMBC Aviation Capital Finance DAC (Ireland)
3.00%	07/15/22	[1,3]	22,325,000	21,548,535
U.S. Airways Pass-Through Trust,
Series 2001-1, Class G
7.08%	03/20/21		798,687	840,863
U.S. Airways Pass-Through Trust,
Series 2010-1, Class A
6.25%	04/22/23		18,588,349	19,890,631
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
7.13%	10/22/23		3,453,789	3,818,385
U.S. Airways Pass-Through Trust,
Series 2012, Class A
4.63%	06/03/25		10,285	10,501
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90%	10/01/24		43,137,114	46,304,348

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Union Pacific Corp.
3.95%	09/10/28		$53,500,000	$53,754,331
United Airlines Pass-Through Trust,
Series 2018-1, Class AA
3.50%	03/01/30		34,925,000	33,964,563

				417,327,915

Total Corporates
(Cost $26,201,061,957)				25,765,111,955

MORTGAGE-BACKED — 40.02%**
Non-Agency Commercial Mortgage- Backed — 1.37%
225 Liberty Street Trust, Series 2016-225L, Class A
3.60%	02/10/36	[3]	63,710,000	63,240,145
BAMLL Trust, Series 2011-FSHN, Class A
4.42%	07/11/33	[3]	7,740,000	7,973,797
Banc of America Merrill Lynch Commercial
Mortgage Trust, Series 2012-PARK, Class A
2.96%	12/10/30	[3]	19,773,000	19,456,650
Bayview Commercial Asset Trust,
Series 2004-1, Class A
(LIBOR USD 1-Month plus 0.54%)
2.63%	04/25/34	[2,3]	33,826	33,462
Bayview Commercial Asset Trust, Series 2004-2, Class A
(LIBOR USD 1-Month plus 0.43%)
2.52%	08/25/34	[2,3]	335,540	329,622
BENCHMARK Mortgage Trust, Series 2018-B1, Class A2
3.57%	01/15/51		580,000	587,046
Capmark Mortgage Securities, Inc., Series 1998-C2, Class X
1.30%	05/15/35	[4,5,8]	3,486,105	4,689
Carrington Mortgage Loan Trust, Series 2005-NC5, Class M1
(LIBOR USD 1-Month plus 0.48%)
2.57%	10/25/35	[2]	776,953	780,435
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A
3.37%	03/13/35	[3]	42,582,744	42,552,383
Citigroup Commercial Mortgage Trust,
Series 2013-375P, Class A
3.25%	05/10/35	[3]	5,000	4,971
Collateralized Mortgage Obligation Trust, Series 57, Class D
9.90%	02/01/19		44	44
Commercial Mortgage Trust, Series 2013-300P, Class A1
4.35%	08/10/30	[3]	14,635,000	15,176,434
Commercial Mortgage Trust, Series 2013-CR12, Class A4

See accompanying notes to Schedule of Portfolio Investments.

90  /  N-Q Report June 2018

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
4.05%	10/10/46		$440,000	$453,184
Commercial Mortgage Trust, Series 2013-SFS, Class A2
3.09%	04/12/35	[3,8]	7,205,000	7,048,471
Commercial Mortgage Trust, Series 2014-277P, Class A
3.73%	08/10/49	[3,8]	15,960,000	16,075,630
Commercial Mortgage Trust, Series 2015-3BP, Class A
3.18%	02/10/35	[3]	16,440,000	16,027,080
Commercial Mortgage Trust, Series 2016-787S, Class A
3.55%	02/10/36	[3]	74,550,000	73,445,396
Core Industrial Trust, Series 2015-CALW, Class A
3.04%	02/10/34	[3]	48,220,000	47,901,025
Core Industrial Trust, Series 2015-TEXW, Class A
3.08%	02/10/34	[3]	3,075,000	3,057,595
DBUBS Mortgage Trust, Series 2011-LC1A, Class A2
4.53%	11/10/46	[3]	3,703,202	3,731,301
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A
3.67%	09/10/35	[3,8]	1,362,500	1,358,193
GRACE Mortgage Trust, Series 2014-GRCE, Class A
3.37%	06/10/28	[3]	73,520,000	73,895,584
GS Mortgage Securities Corp. II, Series 2013-KING, Class A
2.71%	12/10/27	[3]	7,509,269	7,491,735
GS Mortgage Securities Trust, Series 2010-C2, Class A1
3.85%	12/10/43	[3]	3,618,840	3,658,027
GS Mortgage Securities Trust, Series 2011-GC5, Class A4
3.71%	08/10/44		87,335,000	88,413,487
GS Mortgage Securities Trust, Series 2012-ALOH, Class A
3.55%	04/10/34	[3]	59,497,000	60,011,018
GS Mortgage Securities Trust, Series 2012-SHOP, Class A
2.93%	06/05/31	[3]	60,259,000	60,339,036
GS Mortgage Securities Trust, Series 2013-GC16, Class A2
3.03%	11/10/46		15,253,203	15,252,544
GS Mortgage Securities Trust, Series 2014-3R, Class 2A
(LIBOR USD 1-Month plus 0.18%)
2.14%	09/26/36	[2,3]	9,858,383	9,799,906
GS Mortgage Securities Trust, Series 2015-1R, Class 2A

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
3.93%	01/26/36	[3,8]	$6,157,592	$6,159,805
Irvine Core Office Trust, Series 2013-IRV, Class A1
2.07%	05/15/48	[3]	7,239,154	7,051,334
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3S
5.24%	05/15/47	[3]	1,361,831	1,357,541
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-HSBC, Class A
3.09%	07/05/32	[3]	25,122,044	25,013,884
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 2A3
5.62%	03/25/37	[3,8]	2,819,482	2,836,495
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A3
2.51%	11/15/45		15,268,757	15,174,720
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A3
3.53%	08/15/47		47,530,000	47,878,124
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A2
3.19%	10/15/47		766,864	770,651
Morgan Stanley Capital I Trust, Series 2013-WLSR, Class A
2.70%	01/11/32	[3]	3,720,000	3,688,867
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A
3.35%	07/13/29	[3]	975,000	978,963
Morgan Stanley Capital I Trust, Series 2014-MP, Class A
3.47%	08/11/33	[3]	30,242,500	30,214,084
Morgan Stanley Capital I Trust, Series 2015-420, Class A
3.73%	10/12/50	[3]	1,065,000	1,066,063
Queens Center Mortgage Trust, Series 2005-QCA, Class A
3.28%	01/11/37	[3]	13,410,000	13,090,434
RBS Commercial Funding Trust, Series 2013-GSP, Class A
3.96%	01/13/32	[3,8]	103,085,000	104,575,836
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1
3.87%	01/05/43	[3,8]	20,040,000	19,090,539
VNDO Mortgage Trust, Series 2012-6AVE, Class A
3.00%	11/15/30	[3]	19,925,000	19,663,923
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A3
(LIBOR USD 1-Month plus 0.24%)
2.33%	08/25/36	[2]	21,691,130	13,400,661

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  91

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2
4.39%	11/15/43	[3]	$900,000	$921,761
Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A
2.80%	03/18/28	[3,8]	30,580,000	30,304,462
WF-RBS Commercial Mortgage Trust, Series 2010-C8, Class A3
3.00%	08/15/45		47,205,000	46,737,283
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A3
4.39%	06/15/44	[3]	336,274	338,757

				1,028,413,077

Non-Agency Mortgage-Backed — 7.17%
Aames Mortgage Investment Trust, Series 2002-1, Class A3
(STEP-reset date 08/25/18)
7.40%	06/25/32		51,094	51,257
Accredited Mortgage Loan Trust, Series 2007-1, Class A4
(LIBOR USD 1-Month plus 0.22%)
2.31%	02/25/37	[2]	46,525,000	44,468,074
ACE Securities Corp. Home Equity Loan Trust, Series 2007-ASAP2, Class A1
(LIBOR USD 1-Month plus 0.19%)
2.28%	06/25/37	[2]	50,495,279	41,984,875
ACE Securities Corp., Series 2004-IN1, Class A1
(LIBOR USD 1-Month plus 0.64%)
2.73%	05/25/34	[2]	4,201	3,976
ACE Securities Corp., Series 2006-HE3, Class A2C
(LIBOR USD 1-Month plus 0.15%)
2.24%	06/25/36	[2]	3,697,347	3,029,857
Adjustable Rate Mortgage Trust, Series 2005-10, Class 6A1
(LIBOR USD 1-Month plus 0.54%)
2.63%	01/25/36	[2]	367,140	351,126
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21
(LIBOR USD 1-Month plus 0.23%)
2.32%	09/25/35	[2]	1,020,739	1,020,730
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A32
(LIBOR USD 1-Month plus 0.20%)
2.29%	08/25/36	[2]	15,586,477	15,415,874
Alternative Loan Trust, Series 2005-38, Class A1
(Federal Reserve US 12-Month Cumulative Average plus 1.50%)
3.06%	09/25/35	[2]	683,955	670,400

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Alternative Loan Trust, Series 2005-76, Class 2A1
(Federal Reserve US 12-Month Cumulative Average plus 1.00%)
2.56%	02/25/36	[2]	$57,490,983	$55,092,915
American Home Mortgage Assets Trust, Series 2006-3, Class 2A12
(Federal Reserve US 12-Month Cumulative Average plus 1.15%)
2.71%	10/25/46	[2]	54,389,819	49,980,692
American Home Mortgage Assets Trust, Series 2007-2, Class A1
(LIBOR USD 1-Month plus 0.13%)
2.22%	03/25/47	[2]	18,161,252	16,676,526
American Home Mortgage Investment Trust, Series 2004-3, Class 2A
(LIBOR USD 6-Month plus 1.50%)
3.89%	10/25/34	[2]	7,401,404	7,319,955
Ameriquest Mortgage Securities, Inc., Series 2004-R10, Class A1
(LIBOR USD 1-Month plus 0.66%)
2.75%	11/25/34	[2]	35,433,495	35,434,702
Ameriquest Mortgage Securities, Inc., Series 2005-R11, Class M1
(LIBOR USD 1-Month plus 0.45%)
2.54%	01/25/36	[2]	19,225,000	19,514,107
Ameriquest Mortgage Securities, Inc., Series 2006-R1, Class M1
(LIBOR USD 1-Month plus 0.39%)
2.48%	03/25/36	[2]	20,041,967	20,407,891
Amresco Residential Securities Mortgage Loan Trust, Series 1998-1, Class A5
(STEP-reset date 08/25/18)
7.03%	10/25/27		58,038	60,036
Argent Securities, Inc., Series 2004-W6, Class AV2
(LIBOR USD 1-Month plus 0.90%)
2.99%	05/25/34	[2]	14,214,067	14,200,302
Argent Securities, Inc., Series 2005-W2, Class A1
(LIBOR USD 1-Month plus 0.26%)
2.35%	10/25/35	[2]	21,174,029	21,261,535
Argent Securities, Inc., Series 2005-W3, Class A1
(LIBOR USD 1-Month plus 0.26%)
2.35%	11/25/35	[2]	39,895,921	39,960,085
Asset-Backed Funding Certificates, Series 2005-HE1, Class M1
(LIBOR USD 1-Month plus 0.63%)
2.72%	03/25/35	[2]	10,730,432	10,753,891
Asset-Backed Funding Certificates, Series 2006-OPT3, Class A3B

See accompanying notes to Schedule of Portfolio Investments.

92  /  N-Q Report June 2018

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.16%)
2.25%	11/25/36	[2]	$24,315,369	$15,258,477
Asset-Backed Funding Certificates, Series 2007-WMC1, Class A2B
(LIBOR USD 1-Month plus 1.00%)
3.09%	06/25/37	[2]	25,600,302	22,533,163
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE5, Class A1
(LIBOR USD 1-Month plus 0.13%)
2.22%	07/25/36	[2]	21,699,751	21,586,889
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE6, Class A5
(LIBOR USD 1-Month plus 0.23%)
2.32%	11/25/36	[2]	18,411,000	15,051,896
Banc of America Funding Trust, Series 2003-2, Class 1A1
6.50%	06/25/32		28,703	30,379
Banc of America Funding Trust, Series 2006-D, Class 3A1
3.98%	05/20/36	[8]	6,972,712	6,726,968
Banc of America Funding Trust, Series 2006-E, Class 2A1
4.22%	06/20/36	[8]	100,437	98,442
Banc of America Funding Trust, Series 2006-G, Class 2A1
(LIBOR USD 1-Month plus 0.22%)
2.30%	07/20/36	[2]	8,819,506	8,795,755
Banc of America Funding Trust, Series 2006-H, Class 3A1
3.56%	09/20/46	[8]	1,724,372	1,610,270
Banc of America Funding Trust, Series 2014-R8, Class A1
(LIBOR USD 1-Month plus 0.24%)
2.33%	06/26/36	[2,3]	9,212,501	9,172,025
Banc of America Funding Trust, Series 2015-R2, Class 1A1
(LIBOR USD 1-Month plus 0.14%)
2.23%	08/27/36	[2,3]	35,997,806	35,311,879
Banc of America Funding Trust, Series 2015-R2, Class 3A1
(LIBOR USD 1-Month plus 0.26%)
2.35%	04/29/37	[2,3]	18,715,433	18,538,414
Banc of America Funding Trust, Series 2015-R2, Class 7A1
(LIBOR USD 1-Month plus 0.28%)
2.37%	09/29/36	[2,3]	15,932,306	15,792,610
Banc of America Funding Trust, Series 2015-R2, Class 9A1
(LIBOR USD 1-Month plus 0.22%)
2.31%	03/27/36	[2,3]	8,755,427	8,624,639

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Funding Trust, Series 2015-R5, Class 1A1
(LIBOR USD 1-Month plus 0.13%)
2.22%	10/26/36	[2,3]	$54,567,218	$53,735,275
Banc of America Funding Trust, Series 2015-R5, Class 1A2
(LIBOR USD 1-Month plus 0.13%)
2.22%	10/26/36	[2,3]	42,536,000	40,602,547
Banc of America Funding Trust, Series 2016-R1, Class A1
2.50%	03/25/40	[3,8]	41,683,285	40,674,941
Banc of America Mortgage Securities, Inc., Series 2004-F, Class 1A1
4.40%	07/25/34	[8]	52,717	54,052
Banc of America Mortgage Securities, Inc., Series 2005-C, Class 2A2
4.02%	04/25/35	[8]	530,212	502,208
Banc of America Mortgage Securities, Inc., Series 2006-2, Class A2
0.00 X LIBOR USD 1-Month plus 6.00%, 6.00% Cap)
6.00%	07/25/46	[2]	204,921	192,213
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A24
6.00%	03/25/37		962,611	914,785
Banc of America Mortgage Securities, Inc., Series 2007-3, Class 1A1
6.00%	09/25/37		543,372	527,977
BCAP LLC Trust, Series 2007-AA2, Class 2A5
6.00%	04/25/37		338,687	288,957
BCAP LLC Trust, Series 2007-AA5, Class A1
(LIBOR USD 1-Month plus 0.65%)
2.74%	09/25/47	[2]	30,547,284	28,873,996
BCAP LLC Trust, Series 2009-RR10, Class 7A1
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.30%)
3.53%	10/26/35	[2,3]	1,480,296	1,489,705
BCAP LLC Trust, Series 2011-RR3, Class 1A5
3.86%	05/27/37	[3,8]	308,546	308,647
BCAP LLC Trust, Series 2011-RR3, Class 5A3
3.48%	11/27/37	[3,8]	3,172,340	3,175,567
BCAP LLC Trust, Series 2015-RR2, Class 26A1
3.82%	03/28/36	[3,8]	6,969,122	7,029,430
Bear Stearns ALT-A Trust, Series 2005-4, Class 22A2
3.73%	05/25/35	[8]	23,528	21,984

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  93

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns ALT-A Trust, Series 2005-7, Class 11A1
(LIBOR USD 1-Month plus 0.54%)
2.63%	08/25/35	[2]	$516,902	$517,916
Bear Stearns ALT-A Trust, Series 2006-4, Class 32A1
3.95%	07/25/36	[8]	2,352,391	2,050,315
Bear Stearns ARM Trust, Series 2004-1, Class 13A2
3.90%	04/25/34	[8]	9,661	9,743
Bear Stearns ARM Trust, Series 2004-10, Class 14A1
3.67%	01/25/35	[8]	3,514,190	3,490,276
Bear Stearns ARM Trust, Series 2006-4, Class 2A1
3.63%	10/25/36	[8]	803,610	766,004
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE9, Class 3A
(LIBOR USD 1-Month plus 0.14%)
2.23%	11/25/36	[2]	10,376,870	9,544,119
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC7, Class A1
(STEP-reset date 08/25/18)
5.50%	01/25/34		786,132	793,440
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC7, Class A2
(STEP-reset date 08/25/18)
5.75%	01/25/34		708,751	716,654
Bear Stearns Asset-Backed Securities Trust, Series 2005-AC5, Class 2A3
(LIBOR USD 1-Month plus 0.25%)
2.34%	08/25/20	[2]	1,758,918	1,230,321
Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 21A3
6.00%	03/25/36		993,277	1,107,405
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1
(LIBOR USD 1-Month plus 0.18%)
2.27%	10/25/36	[2]	2,664,279	2,494,018
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 1A1A
(LIBOR USD 1-Month plus 0.17%)
2.26%	06/25/47	[2]	664,695	622,268
Bombardier Capital Mortgage Securitization Corp., Series 2001-A, Class A
6.81%	12/15/30	[8]	1,932,186	1,947,051
Carrington Mortgage Loan Trust, Series 2006-NC1, Class A4
(LIBOR USD 1-Month plus 0.31%)
2.40%	01/25/36	[2]	75,435,000	74,817,399
Centex Home Equity Loan Trust, Series 2006-A, Class AV4

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.25%)
2.34%	06/25/36	[2]	$14,016,096	$14,060,945
Chase Funding Trust, Series 2003-5, Class 2A2
(LIBOR USD 1-Month plus 0.60%)
2.69%	07/25/33	[2]	3,059	2,981
Chase Funding Trust, Series 2004-2, Class 2A2
(LIBOR USD 1-Month plus 0.50%)
2.59%	02/26/35	[2]	5,668	5,066
Chase Funding Trust, Series 2006-A1, Class 1A2
3.58%	09/25/36	[8]	1,089,806	1,021,484
Chase Funding Trust, Series 2006-S3, Class 2A1
5.50%	11/25/21		2,110,347	1,591,845
Chase Funding Trust, Series 2007-A2, Class 2A3
3.62%	07/25/37	[8]	2,943,716	3,008,918
Chaseflex Trust, Series 2005-2, Class 4A2
5.50%	05/25/20		1,321,194	1,183,998
Chaseflex Trust, Series 2006-2, Class A2B
(LIBOR USD 1-Month plus 0.20%)
2.29%	09/25/36	[2]	9,430,308	8,622,470
CIM Trust, Series 2015-3AG, Class A1
(LIBOR USD 1-Month plus 1.75%)
3.73%	10/25/57	[2,3]	136,649,095	139,957,984
CIM Trust, Series 2015-4AG, Class A1
(LIBOR USD 1-Month plus 2.00%)
3.98%	10/25/57	[2,3]	50,342,230	51,055,307
CIM Trust, Series 2016-4, Class A1
(LIBOR USD 1-Month plus 2.00%)
3.98%	10/25/57	[2,3]	299,505,444	311,598,351
CIM Trust, Series 2017-5, Class A1
2.30%	05/25/57	[3,8]	19,263,721	19,014,760
CIM Trust, Series 2017-8, Class A1
3.00%	12/25/65	[3,8]	149,486,933	149,366,192
CIM Trust, Series 2018-R1, Class A1
3.65%	05/01/55	[3]	127,835,571	128,224,345
CIM Trust, Series 2018-R2, Class A1
3.69%	08/25/57	[3,8]	88,703,736	88,952,128
CIM Trust, Series 2018-R4, Class A1
4.07%	12/26/57	[3,8]	69,153,000	69,366,593
CIT Mortgage Loan Trust, Series 2007-1, Class 1A
(LIBOR USD 1-Month plus 1.35%)
3.44%	10/25/37	[2,3]	73,558,951	74,362,376
Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A12
5.00%	02/25/35		276,069	281,275

See accompanying notes to Schedule of Portfolio Investments.

94  /  N-Q Report June 2018

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citicorp Residential Mortgage Securities, Inc., Series 2006-2, Class A5
(STEP-reset date 08/25/18)
5.49%	09/25/36		$525,000	$539,565
Citicorp Residential Mortgage Securities, Inc., Series 2007-1, Class A5
(STEP-reset date 08/25/18)
5.45%	03/25/37		650,000	679,673
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE1, Class M2
(LIBOR USD 1-Month plus 0.51%)
2.60%	01/25/36	[2]	5,286,580	5,301,969
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.34%	02/25/34	[8]	132,199	130,764
Citigroup Mortgage Loan Trust, Inc., Series 2004-RR2, Class A2
4.16%	05/25/34	[3,8]	2,454,496	2,513,234
Citigroup Mortgage Loan Trust, Inc., Series 2005-5, Class 3A2A
3.54%	10/25/35	[8]	840,252	655,529
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.26%)
2.35%	11/25/35	[2]	214,293	173,701
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A1
3.90%	03/25/36	[8]	18,849,413	18,426,714
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A
4.02%	06/25/36	[8]	5,600,869	5,387,853
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class M1
(LIBOR USD 1-Month plus 0.29%)
2.38%	08/25/36	[2]	305,000	305,713
Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2, Class A1
(STEP-reset date 08/25/18)
6.75%	05/25/36		49,302,003	37,926,710
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A
(LIBOR USD 1-Month plus 0.15%)
2.24%	08/25/36	[2]	2,497,152	2,501,599
Citigroup Mortgage Loan Trust, Inc., Series 2007-6, Class 1A4A
0.59%	03/25/37	[8]	618,825	526,453
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class A4
(LIBOR USD 1-Month plus 0.20%)
2.29%	01/25/37	[2]	81,261	81,814
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3, Class A3

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.25%)
2.34%	06/25/37	[2]	$800,000	$797,351
Citigroup Mortgage Loan Trust, Inc., Series 2010-7, Class 2A1
3.59%	02/25/35	[3,8]	101,910	103,426
Citigroup Mortgage Loan Trust, Inc., Series 2012-3, Class 4A1
3.65%	11/25/36	[3,8]	882,049	885,972
Citigroup Mortgage Loan Trust, Inc., Series 2014-5, Class 2A2
(LIBOR USD 1-Month plus 1.75%)
3.48%	02/20/36	[2,3]	17,182,746	16,213,926
Citigroup Mortgage Loan Trust, Inc., Series 2014-6, Class 3A2
3.92%	11/25/35	[3,8]	4,056,335	4,088,635
Citigroup Mortgage Loan Trust, Inc., Series 2015-2, Class 1A1
(LIBOR USD 1-Month plus 0.20%)
2.16%	06/25/47	[2,3]	21,905,792	21,958,379
Citigroup Mortgage Loan Trust, Inc., Series 2015-2, Class 4A1
(LIBOR USD 1-Month plus 0.70%)
2.16%	03/25/47	[2,3]	20,640,851	19,970,919
Citigroup Mortgage Loan Trust, Inc., Series 2015-3, Class 1A1
(LIBOR USD 1-Month plus 0.27%)
2.50%	03/25/36	[2,3]	9,047,100	8,954,026
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	08/01/32	[8]	1,407,589	1,451,978
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	09/15/26	[8]	5,274,252	5,695,036
Conseco Financial Corp., Series 1998-2, Class A5
6.24%	12/01/28		27,507	28,215
Conseco Financial Corp., Series 1998-3, Class A6
6.76%	03/01/30	[8]	2,304,352	2,432,319
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30	[8]	3,042,546	3,209,370
Conseco Financial Corp., Series 2002-C, Class BF2
8.00%	06/15/32	[3,8]	255,854	268,731
CountryPlace Manufactured Housing Contract Trust, Series 2007-1, Class A4
5.85%	07/15/37	[3,8]	7,652,955	7,779,870
Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1
6.50%	11/25/31		11,242	11,776

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  95

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Alternative Loan Trust, Series 2005-84, Class 1A1
3.30%	02/25/36	[8]	$79,659	$64,696
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A19
(LIBOR USD 1-Month plus 0.50%)
2.59%	06/25/36	[2]	1,179,943	860,301
Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1
3.70%	02/25/37	[8]	2,240,210	2,183,899
Countrywide Alternative Loan Trust, Series 2006-OC5, Class 2A2A
(LIBOR USD 1-Month plus 0.17%)
2.26%	06/25/46	[2]	655,732	656,628
Countrywide Alternative Loan Trust, Series 2007-J1, Class 2A1
(LIBOR USD 1-Month plus 0.20%)
2.29%	03/25/37	[2]	709,600	290,310
Countrywide Asset-Backed Certificates, Series 2005-11, Class AF4
4.47%	03/25/34	[8]	7,000,000	7,065,936
Countrywide Asset-Backed Certificates, Series 2005-13, Class AF4
4.63%	04/25/36	[8]	261,007	227,536
Countrywide Asset-Backed Certificates, Series 2005-16, Class 4AV4
(LIBOR USD 1-Month plus 0.35%)
2.44%	05/25/36	[2]	1,773	1,778
Countrywide Asset-Backed Certificates, Series 2005-AB2, Class 1A1
(LIBOR USD 1-Month plus 0.46%)
2.55%	11/25/35	[2]	22,410,214	22,112,259
Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A2
(LIBOR USD 1-Month plus 0.80%)
2.89%	10/25/47	[2]	13,275,597	13,190,610
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2001-HYB1, Class 1A1
3.29%	06/19/31	[8]	10,970	11,296
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J8, Class 1A4
5.25%	09/25/23		84,944	86,078
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
3.23%	08/25/34	[8]	1,217,670	1,192,672
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1A1

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.66%)
2.75%	02/25/35	[2]	$140,410	$143,662
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 3A1
2.55%	02/25/35	[8]	3,620,014	2,853,250
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB3, Class 1A
4.11%	06/20/34	[8]	29,249	29,716
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB4, Class 2A1
3.64%	09/20/34	[8]	1,313,730	1,285,523
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB7, Class 3A
4.24%	11/20/34	[8]	319,933	325,727
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 1A2
4.06%	04/25/35	[8]	1,017,284	983,378
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3
3.31%	01/25/36	[8]	273,411	266,524
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.60%)
2.69%	05/25/35	[2]	4,683,224	4,354,862
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HY5, Class 1A1
3.85%	09/25/47	[8]	1,399,891	1,366,984
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HYB1, Class 1A1
3.18%	03/25/37	[8]	1,628,578	1,388,692
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A4
3.96%	08/25/33	[8]	22,385	22,752
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1
6.50%	02/25/34		37,368	39,530
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 6A1
4.11%	06/25/34	[8]	195,600	200,218
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 8A1

See accompanying notes to Schedule of Portfolio Investments.

96  /  N-Q Report June 2018

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
4.50%	07/25/20		$9,738	$9,663
Credit Suisse First Boston Mortgage Securities Corp., Series 2006-2, Class 2A1
(LIBOR USD 1-Month plus 0.70%)
2.79%	03/25/36	[2]	4,260,791	2,395,133
Credit Suisse Mortgage Trust, Series 2007-2, Class 3A4
5.50%	03/25/37		2,256,260	2,057,516
Credit Suisse Mortgage Trust, Series 2009-14R, Class 2A1
5.00%	06/26/37	[3]	863,333	865,869
Credit Suisse Mortgage Trust, Series 2010-17R, Class 1A1
3.78%	06/26/36	[3,8]	416,488	419,947
Credit Suisse Mortgage Trust, Series 2011-16R, Class 5A1
2.72%	09/27/35	[3,8]	526,603	522,857
Credit Suisse Mortgage Trust, Series 2014-10R, Class 3A1
(LIBOR USD 1-Month plus 2.75%)
4.84%	04/27/36	[2,3]	3,047,013	3,108,279
Credit Suisse Mortgage Trust, Series 2014-11R, Class 10A1
(LIBOR USD 1-Month plus 0.22%)
2.18%	05/27/37	[2,3]	7,273,178	7,226,519
Credit Suisse Mortgage Trust, Series 2014-12R, Class 1A1
(LIBOR USD 1-Month plus 1.75%)
3.73%	08/27/36	[2,3]	13,872,792	14,053,608
Credit Suisse Mortgage Trust, Series 2014-7R, Class 7A1
2.11%	08/27/36	[3,8]	3,704,137	3,710,338
Credit Suisse Mortgage Trust, Series 2015-1R, Class 5A1
3.65%	09/27/35	[3,8]	8,404,369	8,473,620
Credit Suisse Mortgage Trust, Series 2015-2R, Class 4A1
2.16%	06/27/47	[3,8]	27,042,317	26,768,600
Credit Suisse Mortgage Trust, Series 2015-6R, Class 2A1
(LIBOR USD 1-Month plus 0.20%)
2.16%	11/27/46	[2,3]	12,143,653	11,615,965
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB1, Class AF (STEP-reset date 08/25/18)
3.95%	01/25/33		16,422	16,558
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB4, Class M1
(LIBOR USD 1-Month plus 1.04%)
3.13%	03/25/33	[2]	3,809,756	3,810,868

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1
(LIBOR USD 1-Month plus 1.02%)
3.11%	11/25/33	[2]	$92,794	$90,921
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2 (STEP-reset date 08/25/18)
3.48%	01/25/36		8,599,827	7,409,196
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A1
(LIBOR USD 1-Month plus 0.14%)
2.23%	10/25/36	[2]	18,902,405	17,002,393
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A2B
(LIBOR USD 1-Month plus 0.11%)
2.20%	10/25/36	[2]	732,446	732,043
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A3
(LIBOR USD 1-Month plus 0.15%)
2.24%	11/25/36	[2]	33,105,743	21,835,088
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF4 (STEP-reset date 08/25/18)
3.67%	01/25/37		7,817,817	3,860,865
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF5 (STEP-reset date 08/25/18)
3.67%	01/25/37		14,691,540	7,098,438
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP-reset date 08/25/18)
4.17%	02/25/37		39,920,354	30,931,532
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2D (STEP-reset date 08/25/18)
4.17%	02/25/37		29,227,643	22,640,597
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2E (STEP-reset date 08/25/18)
4.17%	02/25/37		5,315,001	4,117,980
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A2
(LIBOR USD 1-Month plus 0.17%)
2.26%	04/25/37	[2]	32,034,202	24,493,572
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB7, Class A1
(LIBOR USD 1-Month plus 0.14%)
2.23%	10/25/36	[2]	63,300,843	49,133,830

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  97

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CSAB Mortgage-Backed Trust, Series 2006-4, Class A6B
(STEP-reset date 08/25/18)
5.78%	12/25/36		$5,268,016	$857,900
Deutsche ALT-A Securities Mortgage Loan Trust, Series 2006-AR3, Class A1
(LIBOR USD 1-Month plus 0.19%)
2.28%	08/25/36	[2]	4,715,864	4,513,656
Deutsche ALT-A Securities Mortgage Loan Trust, Series 2006-AR4, Class A1
(LIBOR USD 1-Month plus 0.13%)
2.22%	12/25/36	[2]	2,303,527	1,381,845
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-6, Class 1A7
5.50%	12/25/35		517,091	435,697
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AR6, Class AR6
(LIBOR USD 1-Month plus 0.19%)
2.28%	02/25/37	[2]	959,853	874,308
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1
3.96%	02/25/36	[8]	1,330,754	1,126,267
DSLA Mortgage Loan Trust, Series 2004-AR4, Class 2A1A
(LIBOR USD 1-Month plus 0.36%)
2.44%	01/19/45	[2]	2,833,417	2,670,949
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.25%)
2.33%	02/19/45	[2]	478,358	471,556
DSLA Mortgage Loan Trust, Series 2005-AR3, Class 2A1A
(LIBOR USD 1-Month plus 0.24%)
2.32%	07/19/45	[2]	239,908	231,336
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.20%)
2.28%	10/19/36	[2]	21,394,468	19,692,994
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.14%)
2.22%	04/19/47	[2]	11,936,442	11,266,964
Equity One Mortgage Pass-Through Trust, Series 2002-4, Class M1
5.22%	02/25/33	[8]	11,938	11,944
Equity One Mortgage Pass-Through Trust, Series 2002-5, Class M1
(STEP-reset date 08/25/18)
5.80%	11/25/32		36,213	38,058
First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2D

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.24%)
2.33%	10/25/36	[2]	$1,066,146	$812,527
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA2, Class 1A1
3.51%	08/25/34	[8]	10,581,675	10,970,126
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
3.42%	09/25/34	[8]	53,689	53,385
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1
3.72%	10/25/34	[8]	2,022,760	2,013,644
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA10, Class 1A1
3.89%	12/25/35	[8]	21,341,464	19,788,072
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA12, Class 2A1
3.56%	02/25/36	[8]	24,508,279	21,520,561
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA4, Class 2A1
3.74%	06/25/35	[8]	21,659,797	20,174,445
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA7, Class 2A1
3.41%	09/25/35	[8]	20,789,331	20,048,924
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA8, Class 2A1
3.57%	10/25/35	[8]	27,113,158	23,375,807
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1
3.66%	11/25/35	[8]	23,791,194	22,836,303
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA1, Class 1A1
3.49%	03/25/36	[8]	27,001,971	24,690,215
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8, Class 1A7
6.00%	02/25/37		13,630	10,877
First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1
3.70%	12/25/34	[8]	379,472	388,998
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2
3.66%	01/25/37	[8]	150,140	136,615
First Horizon Mortgage Pass-Through Trust, Series 2007-AR3, Class 1A1
3.53%	11/25/37	[8]	376,613	353,820
FNBA Mortgage Loan Trust, Series 2004-AR1, Class A2
(LIBOR USD 1-Month plus 0.40%)
2.48%	08/19/34	[2]	8,868	8,844
Fremont Home Loan Trust, Series 2005-C, Class M1
(LIBOR USD 1-Month plus 0.72%)
2.81%	07/25/35	[2]	1,245,907	1,250,707

See accompanying notes to Schedule of Portfolio Investments.

98  /  N-Q Report June 2018

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GE Business Loan Trust, Series 2007-1A, Class A
(LIBOR USD 1-Month plus 0.17%)
2.24%	04/16/35	[2,3]	$8,434,348	$8,250,830
GMAC Mortgage Corp. Loan Trust, Series 2003-AR2, Class 3A5
4.10%	12/19/33	[8]	2,425,148	2,454,983
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A
4.24%	06/25/34	[8]	6,305	6,213
GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1
3.80%	11/19/35	[8]	923,214	885,721
GMAC Mortgage Corp. Loan Trust, Series 2006-AR2, Class 1A1
3.33%	05/19/36	[8]	1,566,565	1,010,727
GMACM Home Equity Loan Trust, Series 2000-HE2, Class A1
(LIBOR USD 1-Month plus 0.44%)
2.53%	06/25/30	[2]	31,445	26,832
GreenPoint Mortgage Funding Trust, Series 2005-AR3, Class 1A1
(LIBOR USD 1-Month plus 0.24%)
2.33%	08/25/45	[2]	1,890,742	1,768,321
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class G41B
(LIBOR USD 1-Month plus 0.20%)
2.29%	10/25/45	[2]	18,520,806	16,974,206
GreenPoint Mortgage Funding Trust, Series 2005-HY1, Class 1A1A
(LIBOR USD 1-Month plus 0.27%)
2.36%	07/25/35	[2]	5,208,853	5,204,012
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2
(LIBOR USD 1-Month plus 0.16%)
2.25%	02/25/37	[2]	2,904,449	2,925,658
GSAA Home Equity Trust, Series 2005-11, Class 1A1
(LIBOR USD 1-Month plus 0.28%)
2.37%	10/25/35	[2]	7,258,146	7,240,030
GSAA Home Equity Trust, Series 2005-9, Class 2A3
(LIBOR USD 1-Month plus 0.37%)
2.46%	08/25/35	[2]	1,580,895	1,572,744
GSAMP Trust, Series 2005-AHL2, Class A2D
(LIBOR USD 1-Month plus 0.35%)
2.44%	12/25/35	[2]	25,693,000	24,636,650
GSR Mortgage Loan Trust, Series 2004-9, Class 3A1
4.11%	08/25/34	[8]	4,734	4,886

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GSR Mortgage Loan Trust, Series 2004-9, Class 5A7
4.04%	08/25/34	[8]	$407,527	$408,455
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3
3.73%	10/25/35	[8]	3,966,823	3,364,282
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5
3.75%	09/25/35	[8]	201,899	205,600
GSR Mortgage Loan Trust, Series 2007-AR2, Class 2A1
3.70%	05/25/37	[8]	3,092,496	2,824,733
HarborView Mortgage Loan Trust, Series 2004-1, Class 2A
3.63%	04/19/34	[8]	8,082	8,255
HarborView Mortgage Loan Trust, Series 2004-11, Class 3A2A
(LIBOR USD 1-Month plus 0.68%)
2.76%	01/19/35	[2]	465,404	388,891
HarborView Mortgage Loan Trust, Series 2004-5, Class 2A6
3.68%	06/19/34	[8]	4,370	4,405
HarborView Mortgage Loan Trust, Series 2005-3, Class 2A1A
(LIBOR USD 1-Month plus 0.48%)
2.56%	06/19/35	[2]	552,811	545,158
HarborView Mortgage Loan Trust, Series 2005-4, Class 2A
4.43%	07/19/35	[8]	159,362	153,327
HarborView Mortgage Loan Trust, Series 2006-10, Class 1A1A
(LIBOR USD 1-Month plus 0.20%)
2.28%	11/19/36	[2]	88,414,318	78,242,197
HarborView Mortgage Loan Trust, Series 2006-7, Class 1A
(LIBOR USD 1-Month plus 0.21%)
2.29%	09/19/46	[2]	110,726,551	101,807,295
HarborView Mortgage Loan Trust, Series 2007-7, Class 1A1
(LIBOR USD 1-Month plus 1.00%)
3.09%	10/25/37	[2]	37,459,121	34,557,965
HarborView Mortgage Loan Trust, Series 2007-7, Class 2A1A
(LIBOR USD 1-Month plus 1.00%)
3.09%	10/25/37	[2]	11,437,422	11,308,886
Homestar Mortgage Acceptance Corp., Series 2004-5, Class A4
(LIBOR USD 1-Month plus 1.14%)
3.23%	10/25/34	[2]	372,671	375,501
Impac CMB Trust, Series 2005-1, Class 1A1

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  99

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.52%)
2.61%	04/25/35	[2]	$5,509,476	$5,285,461
Impac CMB Trust, Series 2005-4, Class 1A1B
(LIBOR USD 1-Month plus 0.25%)
2.34%	05/25/35	[2]	7,418,123	7,221,796
Impac Secured Assets Corp., Series 2004-3, Class 1A4
(LIBOR USD 1-Month plus 0.80%)
2.89%	11/25/34	[2]	149,225	149,250
Impac Secured Assets Corp., Series 2004-3, Class M1
(LIBOR USD 1-Month plus 0.90%)
2.99%	11/25/34	[2]	800,000	795,825
Impac Secured Assets Corp., Series 2004-4, Class M3
(LIBOR USD 1-Month plus 0.90%)
2.99%	02/25/35	[2]	670,000	660,278
Impac Secured Assets Corp., Series 2007-2, Class 1A1A
(LIBOR USD 1-Month plus 0.11%)
2.20%	05/25/37	[2]	12,369,328	10,318,174
Impac Secured Assets Corp., Series 2007-2, Class 1A1B
(LIBOR USD 1-Month plus 0.25%)
2.34%	05/25/37	[2]	77,069,569	67,226,965
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A
3.62%	08/25/34	[8]	1,429,823	1,425,615
IndyMac Index Mortgage Loan Trust, Series 2004-AR5, Class 2A1B
(LIBOR USD 1-Month plus 0.80%)
2.89%	08/25/34	[2]	19,971	18,195
IndyMac Index Mortgage Loan Trust, Series 2004-AR7, Class A2
(LIBOR USD 1-Month plus 0.86%)
2.95%	09/25/34	[2]	74,500	71,667
IndyMac Index Mortgage Loan Trust, Series 2005-AR1, Class 4A1
3.65%	03/25/35	[8]	825,164	828,131
IndyMac Index Mortgage Loan Trust, Series 2005-AR17, Class 3A1
3.61%	09/25/35	[8]	5,337,398	4,749,260
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1
3.50%	10/25/35	[8]	33,657,925	29,026,134
IndyMac Index Mortgage Loan Trust, Series 2005-AR31, Class 3A1
3.51%	01/25/36	[8]	1,676,491	1,601,087
IndyMac Index Mortgage Loan Trust, Series 2005-AR6, Class 2A1

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.48%)
2.57%	04/25/35	[2]	$732,108	$701,256
IndyMac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2
3.76%	08/25/36	[8]	18,436,742	15,208,716
IndyMac Index Mortgage Loan Trust, Series 2006-AR21, Class A1
(LIBOR USD 1-Month plus 0.12%)
2.21%	08/25/36	[2]	210,619	199,826
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2
(LIBOR USD 1-Month plus 0.20%)
2.29%	10/25/36	[2]	29,536,378	27,733,540
IndyMac Index Mortgage Loan Trust, Series 2006-AR7, Class 1A1
3.51%	05/25/36	[8]	4,611,828	4,210,845
IndyMac Index Mortgage Loan Trust, Series 2006-AR7, Class 2A1
3.69%	05/25/36	[8]	33,072,384	29,280,029
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 1A2
3.73%	03/25/37	[8]	866,196	844,751
IndyMac Index Mortgage Loan Trust, Series 2007-AR11, Class 1A1
3.30%	06/25/37	[8]	4,820,245	4,082,053
IndyMac Index Mortgage Loan Trust, Series 2007-AR7, Class 1A1
3.65%	11/25/37	[8]	3,890,516	3,822,402
IndyMac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28		137,780	139,236
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 2A1
3.84%	05/25/36	[8]	972,874	837,670
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 5A1
3.75%	05/25/36	[8]	9,611,717	8,287,271
JPMorgan Mortgage Acquisition Trust, Series 2005-WMC1, Class M2
(LIBOR USD 1-Month plus 0.66%)
2.75%	09/25/35	[2]	11,987,757	11,985,475
JPMorgan Mortgage Acquisition Trust, Series 2006-NC2, Class A4
(LIBOR USD 1-Month plus 0.15%)
2.24%	07/25/36	[2]	6,288,109	6,332,483
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A3A
(STEP-reset date 08/25/18)
5.83%	07/25/36		26,766,660	14,144,347
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A6
(STEP-reset date 08/25/18)

See accompanying notes to Schedule of Portfolio Investments.

100  /  N-Q Report June 2018

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
6.00%	07/25/36		$5,478,615	$2,791,236
JPMorgan Mortgage Acquisition Trust, Series 2007-CH1, Class AV5
(LIBOR USD 1-Month plus 0.24%)
2.33%	11/25/36	[2]	2,095,136	2,095,450
JPMorgan Mortgage Acquisition Trust, Series 2007-CH1, Class MV1
(LIBOR USD 1-Month plus 0.23%)
2.32%	11/25/36	[2]	810,000	810,180
JPMorgan Mortgage Acquisition Trust, Series 2007-CH3, Class A4
(LIBOR USD 1-Month plus 0.21%)
2.30%	03/25/37	[2]	1,779,839	1,777,565
JPMorgan Mortgage Acquisition Trust, Series 2007-CH4, Class A1
(LIBOR USD 1-Month plus 0.15%)
2.24%	05/25/37	[2]	71,738,556	69,032,517
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF1
(LIBOR USD 1-Month plus 0.10%)
2.19%	03/25/47	[2]	158,550	106,518
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF2
(STEP-reset date 08/25/18)
4.33%	03/25/47		10,371,997	7,483,749
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF3
(STEP-reset date 08/25/18)
4.33%	05/25/35		8,332,515	6,012,128
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF4
(STEP-reset date 08/25/18)
4.33%	03/25/47		3,967,864	2,862,852
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AV4
(LIBOR USD 1-Month plus 0.28%)
2.37%	03/25/47	[2]	240,000	210,305
JPMorgan Mortgage Trust, Series 2003-A2, Class 2A3
3.52%	11/25/33	[8]	204,721	205,529
JPMorgan Mortgage Trust, Series 2004-A4, Class 1A3
4.34%	09/25/34	[8]	686,593	707,529
JPMorgan Mortgage Trust, Series 2005-A5, Class TA1
3.83%	08/25/35	[8]	152,961	154,357
JPMorgan Mortgage Trust, Series 2005-S2, Class 4A3
5.50%	09/25/20		3,187,335	3,038,863
JPMorgan Mortgage Trust, Series 2006-A2, Class 5A3
3.62%	11/25/33	[8]	8,668	8,918

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust, Series 2006-A3, Class 2A1
3.69%	05/25/36	[8]	$1,554,804	$1,484,045
JPMorgan Mortgage Trust, Series 2006-A3, Class 3A3
3.60%	05/25/36	[8]	1,028,941	1,027,175
JPMorgan Mortgage Trust, Series 2006-A4, Class 1A1
4.09%	06/25/36	[8]	783,939	754,286
JPMorgan Mortgage Trust, Series 2006-A4, Class 1A4
4.09%	06/25/36	[8]	2,527,168	2,423,412
JPMorgan Mortgage Trust, Series 2006-A5, Class 2A4
3.88%	08/25/36	[8]	537,059	501,056
JPMorgan Mortgage Trust, Series 2007-A1, Class 5A2
3.69%	07/25/35	[8]	2,748,725	2,841,466
JPMorgan Mortgage Trust, Series 2007-A3, Class 2A3
3.67%	05/25/37	[8]	3,691,946	3,340,705
JPMorgan Mortgage Trust, Series 2007-A3, Class 3A2
3.70%	05/25/37	[8]	589,664	576,464
JPMorgan Mortgage Trust, Series 2007-A4, Class 1A1
3.78%	06/25/37	[8]	5,243,991	5,160,627
JPMorgan Mortgage Trust, Series 2007-A4,
Class 2A3
4.03%	06/25/37	[8]	814,775	771,509
JPMorgan Resecuritization Trust, Series 2015-1, Class 3A1
(LIBOR USD 1-Month plus 0.19%)
2.15%	12/27/46	[2,3]	16,820,691	16,453,013
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		3,811	3,854
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40	[8]	1,103,822	1,120,896
Lehman XS Trust, Series 2005-5N, Class 3A1A
(LIBOR USD 1-Month plus 0.30%)
2.39%	11/25/35	[2]	14,022,071	13,789,456
Lehman XS Trust, Series 2005-7N, Class 1A1A
(LIBOR USD 1-Month plus 0.27%)
2.36%	12/25/35	[2]	570,258	569,062
Lehman XS Trust, Series 2006-12N, Class A31A
(LIBOR USD 1-Month plus 0.20%)
2.29%	08/25/46	[2]	22,531,414	19,258,237

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  101

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Lehman XS Trust, Series 2006-13,
Class 1A2
(LIBOR USD 1-Month plus 0.17%)
2.26%	09/25/36	[2]	$10,619,455	$11,250,146
Lehman XS Trust, Series 2006-14N,
Class 3A2
(LIBOR USD 1-Month plus 0.24%)
2.33%	08/25/36	[2]	96,048	91,054
Lehman XS Trust, Series 2006-8,
Class 1A1A
(LIBOR USD 1-Month plus 0.16%)
2.25%	06/25/36	[2]	45,660,612	44,988,912
Lehman XS Trust, Series 2006-9,
Class A1B
(LIBOR USD 1-Month plus 0.16%)
2.25%	05/25/46	[2]	12,613,606	15,837,792
Lehman XS Trust, Series 2007-4N,
Class 1A3
(LIBOR USD 1-Month plus 0.24%)
2.33%	03/25/47	[2]	27,335,840	23,438,050
Long Beach Mortgage Loan Trust, Series 2004-4, Class M1
(LIBOR USD 1-Month plus 0.90%)
2.99%	10/25/34	[2]	54,140	54,333
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
3.85%	01/25/34	[8]	51,834	51,520
MASTR Adjustable Rate Mortgages Trust, Series 2003-7, Class 3A1
3.22%	11/25/33	[8]	1,394,361	1,466,697
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1
3.91%	11/21/34	[8]	6,478,114	6,691,408
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 9A1
3.80%	10/25/34	[8]	808,024	808,146
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
2.62%	06/25/34	[8]	255	233
MASTR Adjustable Rate Mortgages Trust, Series 2004-8, Class 2A1
3.88%	09/25/34	[8]	4,126,089	4,159,599
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 5A1
3.99%	05/25/36	[8]	8,521,079	6,876,355
MASTR Alternative Loan Trust, Series 2004-6, Class 3A1
4.75%	07/25/19		225,941	226,411
MASTR Asset Securitization Trust, Series 2004-3, Class 3A2
4.50%	03/25/19		70,021	70,368

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Asset-Backed Securities Trust, Series 2006-HE4, Class A3
(LIBOR USD 1-Month plus 0.15%)
2.24%	11/25/36	[2]	$16,271,444	$7,698,334
MASTR Asset-Backed Securities Trust, Series 2006-HE4, Class A4
(LIBOR USD 1-Month plus 0.21%)
2.30%	11/25/36	[2]	4,519,846	2,158,295
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A3
(LIBOR USD 1-Month plus 0.21%)
2.30%	05/25/37	[2]	42,614,712	40,647,003
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
3.60%	10/25/32	[8]	22,622	23,009
Mellon Residential Funding Corp., Series 2001-TBC1, Class A1
(LIBOR USD 1-Month plus 0.70%)
2.77%	11/15/31	[2]	1,751,016	1,755,171
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2C
(LIBOR USD 1-Month plus 0.16%)
2.25%	10/25/36	[2]	16,907,508	12,739,160
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2B
(LIBOR USD 1-Month plus 0.11%)
2.20%	12/25/37	[2]	12,278,082	9,038,001
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2C
(LIBOR USD 1-Month plus 0.16%)
2.25%	12/25/37	[2]	33,765,830	25,032,943
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2D
(LIBOR USD 1-Month plus 0.21%)
2.30%	12/25/37	[2]	24,472,374	18,271,801
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF5, Class 1A
(LIBOR USD 1-Month plus 0.15%)
2.24%	04/25/36	[2]	32,798,479	32,451,118
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF8, Class IIA4
(LIBOR USD 1-Month plus 0.23%)
2.32%	07/25/36	[2]	31,440,000	29,365,476
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1, Class A2B
(LIBOR USD 1-Month plus 0.17%)
2.26%	04/25/37	[2]	38,227,536	23,118,710
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1, Class A2C
(LIBOR USD 1-Month plus 0.25%)
2.34%	04/25/37	[2]	82,961,495	50,700,516

See accompanying notes to Schedule of Portfolio Investments.

102  /  N-Q Report June 2018

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C
(LIBOR USD 1-Month plus 0.24%)
2.33%	05/25/37	[2]	$39,529,732	$27,731,550
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2D
(LIBOR USD 1-Month plus 0.32%)
2.41%	05/25/37	[2]	19,521,498	13,850,903
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
(LIBOR USD 1-Month plus 0.18%)
2.27%	06/25/37	[2]	16,547,888	12,650,537
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2D
(LIBOR USD 1-Month plus 0.25%)
2.34%	06/25/37	[2]	22,101,437	17,428,400
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A2
(LIBOR USD 1-Month plus 0.12%)
2.21%	07/25/37	[2]	35,521,122	25,401,485
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A3
(LIBOR USD 1-Month plus 0.16%)
2.25%	07/25/37	[2]	26,037,865	18,733,877
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF1, Class A2C
(LIBOR USD 1-Month plus 0.14%)
2.23%	01/25/38	[2]	93,687,890	70,112,532
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
2.19%	03/25/37	[2]	33,190,955	21,772,301
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2C
(LIBOR USD 1-Month plus 0.15%)
2.24%	03/25/37	[2]	17,158,113	11,337,813
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2D
(LIBOR USD 1-Month plus 0.22%)
2.31%	03/25/37	[2]	31,947,951	21,325,998
Merrill Lynch Mortgage Investors Trust, Series 2003-A6, Class 2A
3.78%	10/25/33	[8]	533,725	542,265
Merrill Lynch Mortgage Investors Trust, Series 2004-A4, Class A1
3.68%	08/25/34	[8]	2,406,167	2,469,035
Merrill Lynch Mortgage Investors Trust, Series 2005-A10, Class A
(LIBOR USD 1-Month plus 0.21%)
2.30%	02/25/36	[2]	14,683	14,172

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch Mortgage Investors Trust, Series 2005-A6, Class 2A4
(LIBOR USD 1-Month plus 0.34%)
2.43%	08/25/35	[2]	$672,406	$670,616
Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC2, Class A2B
(STEP-reset date 08/25/18)
5.61%	03/25/37		33,315,632	11,269,046
Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC2, Class A2D
(STEP-reset date 08/25/18)
5.90%	03/25/37		26,074,999	8,817,910
Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-2, Class 1A1
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.40%)
4.63%	08/25/36	[2]	6,264,369	6,154,438
Mid-State Trust XI, Series 2011, Class A1
4.86%	07/15/38		275,012	286,115
Mid-State Trust, Series 2004-1, Class A
6.01%	08/15/37		361,361	392,160
Mid-State Trust, Series 2005-1, Class A
5.75%	01/15/40		17,456,113	18,960,045
Mid-State Trust, Series 2006-1, Class A
5.79%	10/15/40	[3]	12,409,052	13,682,358
Morgan Stanley Capital I Trust, Series 2006-NC1, Class A4
(LIBOR USD 1-Month plus 0.30%)
2.39%	12/25/35	[2]	6,646,989	6,674,184
Morgan Stanley Mortgage Loan Trust, Series 2004-11AR, Class 1A1
(LIBOR USD 1-Month plus 0.32%)
2.41%	01/25/35	[2]	188,100	175,840
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 2A2
5.50%	04/25/34		61,725	61,794
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
3.32%	09/25/34	[8]	1,241,445	1,257,179
Morgan Stanley Mortgage Loan Trust, Series 2005-2AR, Class A
(LIBOR USD 1-Month plus 0.26%)
2.35%	04/25/35	[2]	4,651,588	4,608,187
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 5A2
5.96%	06/25/36	[8]	856,981	389,960
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 1A2S
(STEP-reset date 08/25/18)
5.50%	02/25/47		242,646	244,567
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A1

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  103

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.12%)
2.21%	04/25/37	[2]	$5,934,308	$2,940,101
Morgan Stanley Resecuritization Trust, Series 2013-R9, Class 3A
3.47%	06/26/46	[3,8]	3,986,638	3,984,084
Morgan Stanley Resecuritization Trust, Series 2014-R2, Class 1A
(Federal Reserve US 12-Month Cumulative Average plus 0.82%)
2.28%	12/26/46	[2,3]	16,232,616	16,056,847
Morgan Stanley Resecuritization Trust, Series 2014-R3, Class 4A
(Federal Reserve US 12-Month Cumulative Average plus 0.98%)
2.44%	07/26/46	[2,3]	6,304,329	6,263,278
Morgan Stanley Resecuritization Trust, Series 2014-R4, Class 2A
3.86%	08/26/34	[3,8]	3,473,685	3,520,307
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3A
(Federal Reserve US 12-Month Cumulative Average plus 0.75%)
2.21%	06/26/47	[2,3]	31,949,657	31,076,103
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 4A
(Federal Reserve US 12-Month Cumulative Average plus 0.96%)
2.42%	06/26/47	[2,3]	12,178,597	12,050,483
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class 2A
(LIBOR USD 1-Month plus 0.40%)
2.76%	08/26/47	[2,3]	17,229,424	17,054,950
MortgageIT Trust, Series 2005-1, Class 1A1
(LIBOR USD 1-Month plus 0.64%)
2.73%	02/25/35	[2]	9,236,630	9,266,070
MortgageIT Trust, Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.28%)
2.37%	10/25/35	[2]	10,626,506	10,453,565
MortgageIT Trust, Series 2005-5, Class A1
(LIBOR USD 1-Month plus 0.26%)
2.35%	12/25/35	[2]	1,649,787	1,643,446
Nationstar Home Equity Loan Trust, Series 2006-B, Class AV4
(LIBOR USD 1-Month plus 0.28%)
2.37%	09/25/36	[2]	15,863,599	15,763,899
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV4
(LIBOR USD 1-Month plus 0.25%)
2.34%	06/25/37	[2]	8,265,000	7,722,628
New Century Home Equity Loan Trust, Series 2003-6, Class M1

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 1.08%)
3.17%	01/25/34	[2]	$29,188	$29,622
New Century Home Equity Loan Trust, Series 2005-1, Class M1
(LIBOR USD 1-Month plus 0.68%)
2.77%	03/25/35	[2]	800,000	801,601
New Century Home Equity Loan Trust, Series 2005-B, Class A1
(LIBOR USD 1-Month plus 0.25%)
2.34%	10/25/35	[2]	9,120,656	9,137,224
New Century Home Equity Loan Trust, Series 2005-D, Class A1
(LIBOR USD 1-Month plus 0.22%)
2.31%	02/25/36	[2]	394,365	393,344
Nomura Home Equity Loan, Inc., Series 2006-HE2, Class A4
(LIBOR USD 1-Month plus 0.27%)
2.36%	03/25/36	[2]	24,732,000	24,454,366
Nomura Home Equity Loan, Inc., Series 2006-WF1, Class A4
(LIBOR USD 1-Month plus 0.24%)
2.33%	03/25/36	[2]	2,546,872	2,548,126
Nomura Resecuritization Trust, Series 2014-6R, Class 2A1
(LIBOR USD 1-Month plus 0.16%)
2.07%	03/26/37	[2,3]	10,957,595	10,415,725
Nomura Resecuritization Trust, Series 2011-4RA, Class 1A1
3.44%	12/26/36	[3,8]	1,920,577	1,926,182
Nomura Resecuritization Trust, Series 2011-4RA, Class 2A1
3.57%	06/26/37	[3,8]	3,693,237	3,743,415
Nomura Resecuritization Trust, Series 2013-1R, Class 2A1
(LIBOR USD 1-Month plus 0.14%)
2.34%	11/26/36	[2,3]	7,069,942	6,971,318
Nomura Resecuritization Trust, Series 2014-4R, Class 1A1
3.98%	01/26/36	[3,8]	6,524,651	6,601,603
Nomura Resecuritization Trust, Series 2014-4R, Class 3A1
(LIBOR USD 1-Month plus 0.15%)
0.89%	09/26/36	[2,3]	4,878,409	4,782,225
Nomura Resecuritization Trust, Series 2014-7R, Class 4A1
(LIBOR USD 1-Month plus 0.13%)
2.09%	01/26/37	[2,3]	19,125,595	18,834,429
Nomura Resecuritization Trust, Series 2015-4R, Class 1A1
(LIBOR USD 1-Month plus 0.19%)
2.07%	03/26/47	[2,3]	3,928,561	3,936,544

See accompanying notes to Schedule of Portfolio Investments.

104  /  N-Q Report June 2018

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Oakwood Mortgage Investors, Inc., Series 2000-A, Class A5
8.16%	09/15/29	[8]	$22,046,266	$13,237,835
Option One Mortgage Loan Trust, Series 2006-1, Class 1A1
(LIBOR USD 1-Month plus 0.22%)
2.31%	01/25/36	[2]	25,843,456	25,774,364
Ownit Mortgage Loan Trust, Series 2006-4, Class A1
(LIBOR USD 1-Month plus 0.14%)
2.23%	05/25/37	[2]	27,693,750	26,938,432
Ownit Mortgage Loan Trust, Series 2006-4, Class A2D
(LIBOR USD 1-Month plus 0.24%)
2.33%	05/25/37	[2]	24,604,416	20,630,444
Popular ABS Mortgage Pass-Through Trust, Series 2005-6, Class A5
(STEP-reset date 08/25/18)
3.90%	01/25/36		22,910,000	20,307,898
Popular ABS Mortgage Pass-Through Trust, Series 2006-D, Class A3
(LIBOR USD 1-Month plus 0.26%)
2.35%	11/25/36	[2]	85,000	83,383
Popular ABS Mortgage Pass-Through Trust, Series 2007-A, Class A3
(LIBOR USD 1-Month plus 0.31%)
2.40%	06/25/47	[2]	23,015,500	18,597,742
Popular ABS, Inc., Series 1998-1,
Class A2 (STEP-reset date 08/25/18)
7.48%	11/25/29		73,604	71,889
Provident Funding Mortgage Loan Trust, Series 2003-1, Class A
4.03%	08/25/33	[8]	611,613	618,856
Residential Accredit Loans Trust, Series 2003-QS3, Class A4
5.50%	02/25/18		1,221	1,242
Residential Accredit Loans Trust, Series 2005-QA10, Class A31
4.38%	09/25/35	[8]	579,156	545,745
Residential Accredit Loans Trust, Series 2005-QA12, Class CB1
4.41%	12/25/35	[8]	4,984,995	3,521,976
Residential Accredit Loans Trust, Series 2005-QA4, Class A41
4.20%	04/25/35	[8]	2,790,416	2,710,155
Residential Accredit Loans Trust, Series 2005-QA7, Class A1
4.18%	07/25/35	[8]	4,636,190	3,897,882
Residential Accredit Loans Trust, Series 2005-QO5, Class A1

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(Federal Reserve US 12-Month Cumulative Average plus 1.00%)
2.56%	01/25/46	[2]	$7,493,259	$6,645,475
Residential Accredit Loans Trust, Series 2006-QA1, Class A11
4.09%	01/25/36	[8]	180,938	152,046
Residential Accredit Loans Trust, Series 2006-QA1, Class A21
4.57%	01/25/36	[8]	19,295,488	16,754,992
Residential Accredit Loans Trust, Series 2006-QA7, Class 2A1
(LIBOR USD 1-Month plus 0.19%)
2.28%	08/25/36	[2]	33,522,309	30,859,518
Residential Accredit Loans Trust, Series 2006-QS10, Class AV (IO)
0.57%	08/25/36	[4,5,8]	33,631,394	797,790
Residential Accredit Loans Trust, Series 2006-QS12, Class 2A9
(LIBOR USD 1-Month plus 0.38%)
2.47%	09/25/36	[2]	304,875	249,138
Residential Accredit Loans Trust, Series 2006-QS2, Class 1AV (IO)
0.48%	02/25/36	[4,5,8]	114,263,403	1,857,477
Residential Accredit Loans Trust, Series 2006-QS7, Class AV (IO)
0.69%	06/25/36	[4,5,8]	58,713,435	1,484,784
Residential Accredit Loans Trust, Series 2006-QS8, Class AV (IO)
0.78%	08/25/36	[4,5,8]	134,451,683	4,336,336
Residential Accredit Loans Trust, Series 2007-QS10, Class AV (IO)
0.47%	09/25/37	[4,5,8]	92,236,311	1,609,754
Residential Accredit Loans Trust, Series 2007-QS4, Class 3AV (IO)
0.39%	03/25/37	[4,5,8]	58,079,621	874,807
Residential Accredit Loans Trust, Series 2007-QS5, Class AV (IO)
0.26%	03/25/37	[4,5,8]	69,158,804	627,056
Residential Accredit Loans Trust, Series 2007-QS6, Class AV (IO)
0.33%	04/25/37	[4,5,8]	147,374,269	2,031,562
Residential Accredit Loans Trust, Series 2007-QS7, Class 2AV (IO)
0.37%	06/25/37	[4,5,8]	46,986,126	667,029
Residential Accredit Loans Trust, Series 2007-QS8, Class AV (IO)
0.40%	06/25/37	[4,5,8]	120,626,926	1,900,472
Residential Asset Mortgage Products Trust, Series 2004-SL3, Class A2
6.50%	12/25/31		7,867	7,766
Residential Asset Mortgage Products Trust, Series 2004-RS12, Class AI6

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  105

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
4.55%	12/25/34		$12	$12
Residential Asset Mortgage Products Trust, Series 2004-SL1, Class A8
6.50%	11/25/31		39,899	42,287
Residential Asset Mortgage Products Trust, Series 2004-SL3, Class A4
8.50%	12/25/31		33,686	24,532
Residential Asset Mortgage Products Trust, Series 2005-RS8, Class A3
(LIBOR USD 1-Month plus 0.37%)
2.46%	09/25/35	[2]	13,733,141	13,800,774
Residential Asset Mortgage Products Trust, Series 2005-RZ3, Class M3
(LIBOR USD 1-Month plus 0.55%)
2.64%	09/25/35	[2]	750,000	747,245
Residential Asset Securities Trust, Series 2004-IP2, Class 1A1
3.72%	12/25/34	[8]	278,479	282,624
Residential Asset Securities Trust, Series 2004-IP2, Class 2A1
3.91%	12/25/34	[8]	25,792	25,967
Residential Asset Securities Trust, Series 2004-IP2, Class 3A1
3.88%	12/25/34	[8]	602,338	608,664
Residential Asset Securities Trust, Series 2006-A7CB, Class 1A3
6.25%	07/25/36		2,770,649	2,740,924
Residential Asset Securities Trust, Series 2006-KS3, Class M1
(LIBOR USD 1-Month plus 0.33%)
2.42%	04/25/36	[2]	815,000	807,027
Residential Funding Mortgage Securities Trust, Series 2005-SA5, Class 1A
3.73%	11/25/35	[8]	6,647,419	5,479,562
Residential Funding Mortgage Securities Trust, Series 2006-SA3, Class 3A1
4.48%	09/25/36	[8]	1,034,599	992,555
Residential Funding Mortgage Securities Trust, Series 2006-SA3, Class 4A1
4.93%	09/25/36	[8]	456,597	382,332
Residential Funding Mortgage Securities Trust, Series 2006-SA4, Class 2A1
4.84%	11/25/36	[8]	126,904	121,715
Residential Funding Mortgage Securities Trust, Series 2007-SA2, Class 2A2
4.22%	04/25/37	[8]	2,439,964	2,183,829
Saxon Asset Securities Trust, Series 2001-2, Class AF6 (STEP-reset date 08/25/18)
6.81%	06/25/16		8,997	8,998
Saxon Asset Securities Trust, Series 2005-2, Class M1

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.63%)
2.72%	10/25/35	[2]	$849,255	$851,777
Saxon Asset Securities Trust, Series 2007-1, Class A2C
(LIBOR USD 1-Month plus 0.15%)
2.24%	01/25/47	[2]	8,159,008	8,084,189
Saxon Asset Securities Trust, Series 2007-3, Class 2A3
(LIBOR USD 1-Month plus 0.40%)
2.49%	09/25/47	[2]	32,174,000	29,457,655
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR1, Class A2A
(LIBOR USD 1-Month plus 0.11%)
2.20%	02/25/37	[2]	6,999,613	4,099,097
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR1, Class A2B
(LIBOR USD 1-Month plus 0.27%)
2.36%	02/25/37	[2]	34,650,274	20,913,771
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR2, Class A2
(LIBOR USD 1-Month plus 0.23%)
2.32%	02/25/37	[2]	55,833,564	31,511,615
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR5, Class A2A
(LIBOR USD 1-Month plus 0.13%)
2.22%	05/25/37	[2]	20,869,875	16,118,036
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR5, Class A2C
(LIBOR USD 1-Month plus 0.35%)
2.44%	05/25/37	[2]	15,739,879	12,438,490
Securitized Asset-Backed Receivables LLC Trust, Series 2007-NC1, Class A2B
(LIBOR USD 1-Month plus 0.15%)
2.24%	12/25/36	[2]	37,944,809	23,080,799
Securitized Asset-Backed Receivables LLC Trust, Series 2007-NC2, Class A2B
(LIBOR USD 1-Month plus 0.14%)
2.23%	01/25/37	[2]	20,800,571	16,378,717
Sequoia Mortgage Trust, Series 2003-2, Class A1
(LIBOR USD 1-Month plus 0.66%)
2.74%	06/20/33	[2]	1,107	1,091
Sequoia Mortgage Trust, Series 2003-8, Class A1
(LIBOR USD 1-Month plus 0.64%)
2.72%	01/20/34	[2]	2,338	2,293
Sequoia Mortgage Trust, Series 2004-3, Class A
(LIBOR USD 6-Month plus 0.50%)
2.86%	05/20/34	[2]	598,453	581,243

See accompanying notes to Schedule of Portfolio Investments.

106  /  N-Q Report June 2018

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
SG Mortgage Securities Trust, Series 2007-NC1, Class A2
(LIBOR USD 1-Month plus 0.24%)
2.33%	12/25/36	[2,3]	$17,007,334	$11,927,816
Soundview Home Loan Trust, Series 2005-OPT1, Class M2
(LIBOR USD 1-Month plus 0.68%)
2.77%	06/25/35	[2]	30,367,084	30,374,244
STRU TCW-1144 Coll
3.63%	08/01/28		137,395,000	138,597,206
STRU TCW-1145 Coll
3.62%	08/01/28		36,100,000	36,422,926
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A3
3.71%	02/25/34	[8]	24,122	24,404
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A
3.60%	09/25/34	[8]	10,720,952	10,638,796
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 1A
3.79%	10/25/34	[8]	259,597	263,784
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 2A
3.85%	10/25/34	[8]	10,896,882	11,113,724
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-15, Class A
3.78%	10/25/34	[8]	3,252,279	3,175,099
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 3A1
4.00%	11/25/34	[8]	7,534,515	7,653,349
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-17, Class A1
2.56%	11/25/34	[8]	52,822	47,739
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 1A2
3.73%	01/25/35	[8]	916,660	914,713
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1
4.16%	06/25/35	[8]	2,973,693	2,902,592
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 7A3
3.47%	09/25/35	[8]	21,600,881	18,635,882
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 1A1
(LIBOR USD 1-Month plus 0.16%)
2.25%	01/25/37	[2]	38,141,623	38,705,966
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2A1
3.77%	10/25/47	[8]	956,512	850,438
Structured Asset Mortgage Investments II, Series 2005-AR8, Class A1A

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.28%)
2.37%	02/25/36	[2]	$752,947	$701,013
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2004-23XS, Class 2A1
(LIBOR USD 1-Month plus 0.30%)
2.39%	01/25/35	[2]	2,221,366	2,183,363
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-WF2, Class A4
(LIBOR USD 1-Month plus 0.31%)
2.40%	07/25/36	[2]	14,375,904	14,355,133
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-WF3, Class A1
(LIBOR USD 1-Month plus 0.14%)
2.23%	09/25/36	[2]	7,077,940	7,064,608
Structured Asset Securities Corp., Series 1997-2, Class 2A4
7.25%	03/28/30		1,430	1,434
Structured Asset Securities Corp., Series 2003-26A, Class 3A5
3.62%	09/25/33	[8]	222,414	224,914
Structured Asset Securities Corp., Series 2003-34A, Class 5A4
3.99%	11/25/33	[8]	1,652,973	1,685,401
Structured Asset Securities Corp., Series 2005-17, Class 4A4
5.50%	10/25/35		3,598,241	3,703,934
Structured Asset Securities Corp., Series 2005-5, Class 2A4
5.50%	04/25/35		2,989,404	2,909,859
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 1A1
4.24%	06/25/37	[8]	4,476,842	4,225,364
Thornburg Mortgage Securities Trust, Series 2004-4, Class 2A
3.00%	12/25/44	[8]	161,132	158,914
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A3
(LIBOR USD 1-Month plus 0.23%)
2.32%	01/25/37	[2]	19,578,188	12,805,521
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A2
(LIBOR USD 1-Month plus 0.11%)
2.20%	01/25/37	[2]	4,294,237	2,786,404
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A3
(LIBOR USD 1-Month plus 0.15%)
2.24%	01/25/37	[2]	39,640,633	25,830,494
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A4
(LIBOR USD 1-Month plus 0.23%)
2.32%	01/25/37	[2]	13,306,691	8,747,231

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  107

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2002-AR1, Class 1A1
3.46%	11/25/30	[8]	$364,004	$368,965
WaMu Mortgage Pass-Through Certificates, Series 2003-AR6, Class A1
4.21%	06/25/33	[8]	4,736,768	4,796,887
WaMu Mortgage Pass-Through Certificates, Series 2004-AR3, Class A2
3.95%	06/25/34	[8]	53,803	55,066
WaMu Mortgage Pass-Through Certificates, Series 2004-AR6, Class A
(LIBOR USD 1-Month plus 0.42%)
2.51%	05/25/44	[2]	1,901,809	1,921,559
WaMu Mortgage Pass-Through Certificates, Series 2005-3, Class 2A3
(LIBOR USD 1-Month plus 0.55%)
2.64%	05/25/35	[2]	3,838,484	3,060,536
WaMu Mortgage Pass-Through Certificates, Series 2005-4, Class CB13
(LIBOR USD 1-Month plus 0.50%)
2.59%	06/25/35	[2]	6,812,365	6,024,089
WaMu Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A
(LIBOR USD 1-Month plus 0.64%)
2.73%	01/25/45	[2]	924,549	955,364
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A
(LIBOR USD 1-Month plus 0.32%)
2.41%	08/25/45	[2]	50,129,888	50,491,264
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A6
3.28%	10/25/35	[8]	1,726,657	1,747,330
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
(LIBOR USD 1-Month plus 0.29%)
2.38%	10/25/45	[2]	7,350,773	7,370,359
WaMu Mortgage Pass-Through Certificates, Series 2005-AR14, Class 2A1
3.48%	12/25/35	[8]	5,000,855	4,668,513
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1
(LIBOR USD 1-Month plus 0.26%)
2.35%	11/25/45	[2]	36,810,697	36,975,554
WaMu Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1A1
(LIBOR USD 1-Month plus 0.27%)
2.36%	12/25/45	[2]	17,465,724	17,287,708
WaMu Mortgage Pass-Through Certificates, Series 2005-AR19, Class A1A2
(LIBOR USD 1-Month plus 0.29%)
2.38%	12/25/45	[2]	20,801,100	20,682,465

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 1A1A
(LIBOR USD 1-Month plus 0.33%)
2.42%	01/25/45	[2]	$17,190,286	$17,127,614
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.31%)
2.40%	01/25/45	[2]	1,590,046	1,607,007
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A23
(LIBOR USD 1-Month plus 0.38%)
2.47%	01/25/45	[2]	5,646,243	5,697,265
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A
(LIBOR USD 1-Month plus 0.46%)
2.55%	04/25/45	[2]	209,847	209,606
WaMu Mortgage Pass-Through Certificates, Series 2006-AR1, Class 2A1A
(Federal Reserve US 12-Month Cumulative Average plus 1.07%)
2.63%	01/25/46	[2]	39,997,866	41,242,152
WaMu Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A4
3.32%	09/25/36	[8]	16,987,485	16,235,633
WaMu Mortgage Pass-Through Certificates, Series 2006-AR16, Class 3A1
3.21%	12/25/36	[8]	921,619	900,204
WaMu Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus 1.00%)
2.56%	02/25/46	[2]	20,725,689	20,754,060
WaMu Mortgage Pass-Through Certificates, Series 2006-AR4, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus 0.94%)
2.40%	05/25/46	[2]	7,114,769	7,106,929
WaMu Mortgage Pass-Through Certificates, Series 2006-AR7, Class 2A
(Federal Reserve US 12-Month Cumulative Average plus 0.98%)
2.54%	07/25/46	[2]	14,952,752	14,342,015
WaMu Mortgage Pass-Through Certificates, Series 2007-1, Class 2A1
6.00%	01/25/22		305,550	292,792
WaMu Mortgage Pass-Through Certificates, Series 2007-HY7, Class 4A2
3.57%	07/25/37	[8]	346,447	323,189
WaMu Mortgage Pass-Through Certificates, Series 2007-OA1, Class A1A

See accompanying notes to Schedule of Portfolio Investments.

108  /  N-Q Report June 2018

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
(Federal Reserve US 12-Month Cumulative Average plus 0.70%)
2.26%	02/25/47	[2]	$17,411,655	$16,273,897
Wells Fargo Alternative Loan Trust, Series 2007-PA5, Class 1A1
6.25%	11/25/37		240,956	235,940
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-M, Class A1
3.73%	12/25/33	[8]	1,007,635	1,036,543
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-L, Class A8
3.80%	07/25/34	[8]	234,593	238,419
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1
3.99%	09/25/34	[8]	2,033,298	2,091,502
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A14
3.91%	06/25/35	[8]	975,293	996,884
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4
6.00%	08/25/36		2,149,940	2,166,942
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2, Class 2A3
5.50%	03/25/36		251,800	247,876
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1
3.97%	03/25/36	[8]	3,855,881	3,717,094
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A1
4.28%	07/25/36	[8]	205,930	209,274
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A2
4.28%	07/25/36	[8]	69,839	70,973
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A3
4.28%	07/25/36	[8]	149,363	151,788
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6
4.28%	07/25/36	[8]	873,099	887,277
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR8, Class 1A3
3.88%	04/25/36	[8]	4,475	4,492

				5,393,463,748

U.S. Agency Commercial Mortgage-Backed — 2.11%
Fannie Mae-Aces, Series 2011-M2, Class A3
3.76%	04/25/21		755,770	772,197
Fannie Mae-Aces, Series 2011-M5, Class X
1.23%	07/25/21	[8]	141,039,736	4,024,216

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Fannie Mae-Aces, Series 2014-M12, Class FA
(LIBOR USD 1-Month plus 0.30%)
2.25%	10/25/21	[2]	$16,925,540	$16,942,550
Fannie Mae-Aces, Series 2014-M8, Class A1
2.35%	06/25/24		5,500,873	5,392,162
Fannie Mae-Aces, Series 2015-M10, Class A2
3.09%	04/25/27	[8]	122,515,000	119,311,417
Fannie Mae-Aces, Series 2015-M10, Class FA
(LIBOR USD 1-Month plus 0.25%)
2.20%	03/25/19	[2]	6,286,102	6,279,161
Fannie Mae-Aces, Series 2015-M8, Class FA
(LIBOR USD 1-Month plus 0.17%)
2.12%	11/25/18	[2]	17,685,803	17,678,095
Fannie Mae-Aces, Series 2016-M13, Class FA
(LIBOR USD 1-Month plus 0.67%)
2.62%	11/25/23	[2]	49,291,779	49,686,912
Fannie Mae-Aces, Series 2017-M13, Class A2
3.04%	09/25/27	[8]	186,605,000	179,668,892
Fannie Mae-Aces, Series 2018-M1, Class A2
3.09%	12/25/27	[8]	810,000	783,009
Freddie Mac Multifamily Structured Pass Through Certificates, Series K154, Class A2
3.42%	04/25/32		750,000	742,485
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF34, Class A
(LIBOR USD 1-Month plus 0.36%)
2.36%	08/25/24	[2]	158,729,675	158,946,944
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K053, Class A2
3.00%	12/25/25		205,000,000	201,505,119
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF03, Class A
(LIBOR USD 1-Month plus 0.34%)
2.34%	01/25/21	[2]	586,772	587,972
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF09, Class A
(LIBOR USD 1-Month plus 0.38%)
2.38%	05/25/22	[2]	41,766,211	41,853,569
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF10, Class A

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  109

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.38%)
2.38%	07/25/22	[2]	$170,701,869	$171,041,173
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF15, Class A
(LIBOR USD 1-Month plus 0.67%)
2.67%	02/25/23	[2]	87,574,876	87,912,758
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF17, Class A
(LIBOR USD 1-Month plus 0.55%)
2.55%	03/25/23	[2]	44,827,134	45,008,012
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF29, Class A
(LIBOR USD 1-Month plus 0.36%)
2.36%	02/25/24	[2]	152,126,140	152,566,545
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF39, Class A
(LIBOR USD 1-Month plus 0.32%)
2.32%	11/25/24	[2]	799,939	801,438
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP04, Class AG1
(LIBOR USD 1-Month plus 0.22%)
2.22%	07/25/20	[2]	96,600,000	96,718,282
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS07, Class A2
2.74%	09/25/25		65,000,000	62,566,247
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSW1, Class A
(LIBOR USD 1-Month plus 0.58%)
2.58%	02/25/26	[2]	10,299,428	10,313,433
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KW02, Class A1
2.90%	04/25/26		110,310,092	109,105,406
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KX01, Class A
2.36%	02/25/23		44,093,372	42,502,558
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
(LIBOR USD 1-Month plus 0.53%)
2.62%	03/09/21	[2]	1,762,058	1,759,171

				1,584,469,723

U.S. Agency Mortgage-Backed — 29.37%
Fannie Mae Pool (TBA)
3.00%	07/25/27		478,215,000	475,445,050

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
3.00%	07/25/43	$406,180,000	$393,502,728
3.50%	07/25/26	185,920,000	188,156,844
3.50%	07/25/42	714,785,000	711,478,490
4.00%	07/25/41	485,920,000	495,434,275
4.50%	07/25/39	458,665,000	477,660,542
Fannie Mae Pool 190375
5.50%	11/01/36	1,016,233	1,101,528
Fannie Mae Pool 190396
4.50%	06/01/39	15,165	15,954
Fannie Mae Pool 254232
6.50%	03/01/22	14,295	14,941
Fannie Mae Pool 313182
7.50%	10/01/26	1,829	1,958
Fannie Mae Pool 394854
6.50%	05/01/27	1,278	1,409
Fannie Mae Pool 464367
4.54%	01/01/20	4,806,671	4,913,974
Fannie Mae Pool 465721
4.04%	10/01/20	850,000	868,460
Fannie Mae Pool 466766
3.88%	12/01/20	17,349,248	17,736,622
Fannie Mae Pool 467243
4.55%	01/01/21	2,467,198	2,542,008
Fannie Mae Pool 468128
4.33%	07/01/21	1,918,447	1,991,222
Fannie Mae Pool 468491
3.95%	07/01/21	777,526	798,838
Fannie Mae Pool 468551
3.98%	07/01/21	10,252,500	10,500,797
Fannie Mae Pool 468587
3.84%	08/01/21	658,162	672,348
Fannie Mae Pool 468764
4.16%	07/01/21	28,200,000	29,113,184
Fannie Mae Pool 545191
7.00%	09/01/31	4,021	4,365
Fannie Mae Pool 545756
7.00%	06/01/32	992	1,129
Fannie Mae Pool 606108
7.00%	03/01/31	3,021	3,067
Fannie Mae Pool 613142
7.00%	11/01/31	9,849	11,212
Fannie Mae Pool 625666
7.00%	01/01/32	9,567	10,509
Fannie Mae Pool 633698
7.50%	02/01/31	47,527	54,651
Fannie Mae Pool 655928
7.00%	08/01/32	154,207	175,474
Fannie Mae Pool 725257

See accompanying notes to Schedule of Portfolio Investments.

110  /  N-Q Report June 2018

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
5.50%	02/01/34		$1,158,524	$1,260,450
Fannie Mae Pool 734830
4.50%	08/01/33		16,869	17,653
Fannie Mae Pool 734922
4.50%	09/01/33		2,428,257	2,550,995
Fannie Mae Pool 735207
7.00%	04/01/34		25,448	29,073
Fannie Mae Pool 735224
5.50%	02/01/35		4,684,279	5,096,988
Fannie Mae Pool 735646
4.50%	07/01/20		376,503	379,429
Fannie Mae Pool 735651
4.50%	06/01/35		5,230,886	5,499,538
Fannie Mae Pool 735686
6.50%	12/01/22		8,624	8,806
Fannie Mae Pool 740297
5.50%	10/01/33		2,280	2,474
Fannie Mae Pool 745147
4.50%	12/01/35		34,361	35,978
Fannie Mae Pool 745592
5.00%	01/01/21		963	980
Fannie Mae Pool 753168
4.50%	12/01/33		8,411	8,803
Fannie Mae Pool 815422
4.50%	02/01/35		40,221	41,962
Fannie Mae Pool 817611
(LIBOR USD 6-Month plus 1.58%)
3.83%	11/01/35	[2]	191,860	202,561
Fannie Mae Pool 839109
(LIBOR USD 12-Month plus 1.91%)
3.66%	11/01/35	[2]	7,715	8,042
Fannie Mae Pool 841031
(LIBOR USD 12-Month plus 1.84%)
3.59%	11/01/35	[2]	2,743	2,873
Fannie Mae Pool 844773
(LIBOR USD 12-Month plus 1.59%)
3.39%	12/01/35	[2]	5,348	5,570
Fannie Mae Pool 888412
7.00%	04/01/37		254,728	277,637
Fannie Mae Pool 889125
5.00%	12/01/21		1,128,067	1,142,702
Fannie Mae Pool 889184
5.50%	09/01/36		4,316,310	4,697,239
Fannie Mae Pool 918445
(LIBOR USD 12-Month plus 1.57%)
3.69%	05/01/37	[2]	7,177	7,402
Fannie Mae Pool 933033
6.50%	10/01/37		497,711	535,916

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AB1613
4.00%	10/01/40	$40,621,967	$41,907,908
Fannie Mae Pool AB1803
4.00%	11/01/40	45,674,016	47,210,013
Fannie Mae Pool AB2127
3.50%	01/01/26	23,095,548	23,475,645
Fannie Mae Pool AB3679
3.50%	10/01/41	15,423,373	15,421,464
Fannie Mae Pool AB3864
3.50%	11/01/41	13,274,753	13,338,015
Fannie Mae Pool AB4045
3.50%	12/01/41	14,178,151	14,245,600
Fannie Mae Pool AB4262
3.50%	01/01/32	10,000,570	10,093,049
Fannie Mae Pool AB9703
3.50%	06/01/43	35,632,638	35,626,866
Fannie Mae Pool AC8279
4.50%	08/01/39	22,490	23,552
Fannie Mae Pool AD0849
4.25%	02/01/20	21,336,260	21,747,842
Fannie Mae Pool AD0850
4.31%	02/01/20	34,610,329	35,186,560
Fannie Mae Pool AD0895
4.50%	07/01/19	16,773,774	17,004,253
Fannie Mae Pool AE0482
5.50%	01/01/38	10,952,911	11,849,510
Fannie Mae Pool AE0600
3.85%	11/01/20	17,749,562	18,088,841
Fannie Mae Pool AE0605
4.65%	07/01/20	14,528,051	14,798,934
Fannie Mae Pool AE0913
4.15%	09/01/20	80,315,493	82,289,294
Fannie Mae Pool AE0918
3.67%	10/01/20	4,141,043	4,202,355
Fannie Mae Pool AH3780
4.00%	02/01/41	18,158,682	18,768,615
Fannie Mae Pool AJ1404
4.00%	09/01/41	27,378,447	28,160,470
Fannie Mae Pool AL0024
3.69%	01/01/21	183,663,306	187,019,514
Fannie Mae Pool AL0209
4.50%	05/01/41	27,727,030	29,349,613
Fannie Mae Pool AL0290
4.45%	04/01/21	26,051,096	26,915,976
Fannie Mae Pool AL0834
4.07%	10/01/21	24,335,407	24,975,845
Fannie Mae Pool AL0851
6.00%	10/01/40	18,673,095	20,599,791

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  111

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AL1445
4.36%	11/01/21	$69,566,252	$71,453,779
Fannie Mae Pool AL2669
4.46%	09/01/21	20,925,892	21,515,091
Fannie Mae Pool AL4597
4.00%	01/01/44	69,369,125	71,498,972
Fannie Mae Pool AL6162
3.30%	02/01/23	20,183,341	20,247,584
Fannie Mae Pool AL6829
2.96%	05/01/27	2,767,202	2,700,530
Fannie Mae Pool AL8037
4.50%	07/01/34	317,994	332,502
Fannie Mae Pool AL8356
4.50%	07/01/34	855,453	894,374
Fannie Mae Pool AL8960
4.50%	05/01/46	73,917,836	77,342,100
Fannie Mae Pool AL9106
4.50%	02/01/46	97,084,613	101,653,693
Fannie Mae Pool AL9472
4.00%	10/01/43	13,092,411	13,470,664
Fannie Mae Pool AL9722
4.50%	08/01/46	327,265,321	343,193,946
Fannie Mae Pool AL9846
4.50%	02/01/47	327,323,386	343,254,837
Fannie Mae Pool AM0414
2.87%	09/01/27	39,760,000	37,964,719
Fannie Mae Pool AM2897
3.18%	03/01/28	549,616	542,526
Fannie Mae Pool AM4011
3.67%	07/01/23	810,000	829,364
Fannie Mae Pool AM4236
3.94%	08/01/25	9,315	9,637
Fannie Mae Pool AM4687
3.70%	12/01/25	5,198,172	5,331,541
Fannie Mae Pool AM4869
4.07%	12/01/25	1,847,795	1,917,254
Fannie Mae Pool AM6057
3.44%	08/01/26	6,750,000	6,764,861
Fannie Mae Pool AM6155
3.23%	07/01/26	2,906,205	2,902,338
Fannie Mae Pool AM6667
3.39%	09/01/26	3,461,000	3,468,627
Fannie Mae Pool AM7016
3.47%	10/01/29	5,012,553	5,026,974
Fannie Mae Pool AM8036
2.66%	03/01/27	1,965,000	1,857,697
Fannie Mae Pool AM8709
2.82%	04/01/27	6,371,860	6,134,546

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AM8765
2.83%	06/01/27	$4,000,000	$3,811,072
Fannie Mae Pool AM8958
2.97%	06/01/30	5,500,000	5,212,503
Fannie Mae Pool AM8969
3.27%	07/01/30	12,691,000	12,421,439
Fannie Mae Pool AM9004
2.80%	06/01/25	100,000,000	97,341,293
Fannie Mae Pool AM9440
3.05%	07/01/27	47,705,000	46,395,274
Fannie Mae Pool AM9602
3.57%	08/01/27	1,756,065	1,776,221
Fannie Mae Pool AM9623
3.34%	07/01/30	1,420,000	1,398,321
Fannie Mae Pool AM9749
3.48%	11/01/30	5,459,846	5,450,675
Fannie Mae Pool AM9954
3.22%	11/01/27	3,217,523	3,171,568
Fannie Mae Pool AN0153
3.36%	11/01/30	10,697,444	10,561,614
Fannie Mae Pool AN0154
3.36%	11/01/30	15,166,923	14,974,343
Fannie Mae Pool AN0648
3.28%	01/01/28	14,060,657	13,921,319
Fannie Mae Pool AN0959
2.92%	05/01/31	35,459,000	33,405,274
Fannie Mae Pool AN1161
3.05%	04/01/28	435,000	421,141
Fannie Mae Pool AN1210
2.85%	05/01/31	5,977,500	5,603,384
Fannie Mae Pool AN1427
2.96%	04/01/28	4,153,525	4,001,804
Fannie Mae Pool AN1482
3.03%	05/01/31	5,442,403	5,208,156
Fannie Mae Pool AN1686
2.32%	07/01/26	30,681,552	28,824,654
Fannie Mae Pool AN1688
2.32%	07/01/26	26,050,375	24,473,763
Fannie Mae Pool AN1954
2.26%	07/01/26	28,606,129	26,744,793
Fannie Mae Pool AN2118
2.32%	08/01/26	14,480,716	13,599,428
Fannie Mae Pool AN2228
2.52%	08/01/26	15,985,000	15,065,530
Fannie Mae Pool AN2248
2.48%	08/01/26	51,160,000	48,075,015
Fannie Mae Pool AN2270
2.51%	08/01/26	2,642,126	2,512,730

See accompanying notes to Schedule of Portfolio Investments.

112  /  N-Q Report June 2018

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AN2271
2.33%	08/01/26		$2,152,000	$1,996,236
Fannie Mae Pool AN2309
2.21%	07/01/26		45,421,259	42,340,411
Fannie Mae Pool AN2338
2.36%	09/01/26		41,422,490	39,094,459
Fannie Mae Pool AN2367
2.46%	08/01/26		12,502,000	11,778,931
Fannie Mae Pool AN2371
2.18%	09/01/26		36,266,723	33,693,060
Fannie Mae Pool AN3097
2.54%	11/01/28		35,120,000	32,440,330
Fannie Mae Pool AN3574
2.34%	11/01/26		28,210,000	26,154,464
Fannie Mae Pool AN3597
(LIBOR USD 1-Month plus 0.64%)
2.64%	11/01/26	[2]	23,520,000	23,492,627
Fannie Mae Pool AN3631
2.99%	02/01/29		37,752,000	36,089,591
Fannie Mae Pool AN4429
3.22%	01/01/27		23,130,000	22,916,945
Fannie Mae Pool AN4431
3.22%	01/01/27		49,395,000	48,940,013
Fannie Mae Pool AN4435
3.22%	01/01/27		29,420,000	29,149,007
Fannie Mae Pool AN5718
3.24%	06/01/29		3,805,000	3,700,821
Fannie Mae Pool AN5719
3.24%	06/01/29		3,405,000	3,311,773
Fannie Mae Pool AN6459
3.21%	08/01/29		789,791	772,384
Fannie Mae Pool AN6479
2.80%	12/01/22		600,000	590,008
Fannie Mae Pool AS8605
3.00%	01/01/32		358,995	357,280
Fannie Mae Pool AS8663
4.50%	01/01/47		56,598,035	59,052,092
Fannie Mae Pool AS9830
4.00%	06/01/47		225,550,084	230,215,772
Fannie Mae Pool AS9972
4.00%	07/01/47		194,716,381	198,744,249
Fannie Mae Pool AU3739
3.50%	08/01/43		48,367,526	48,674,202
Fannie Mae Pool BD2450
3.50%	01/01/47		198,782	198,021
Fannie Mae Pool CA1187
3.50%	02/01/48		216,429,462	215,566,382
Fannie Mae Pool FN0000

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
3.59%	09/01/20	$8,251,110	$8,361,038
Fannie Mae Pool FN0001
3.76%	12/01/20	39,132,622	39,826,642
Fannie Mae Pool FN0003
4.28%	01/01/21	6,179,575	6,351,293
Fannie Mae Pool FN0005
3.37%	11/01/20	33,797,223	34,074,501
Fannie Mae Pool MA1177
3.50%	09/01/42	82,261,010	82,428,590
Fannie Mae Pool MA1404
3.50%	04/01/43	6,311	6,310
Fannie Mae Pool MA1527
3.00%	08/01/33	76,539,583	75,334,494
Fannie Mae Pool MA1561
3.00%	09/01/33	47,471,636	46,724,443
Fannie Mae Pool MA1582
3.50%	09/01/43	24,406,564	24,402,698
Fannie Mae Pool MA1584
3.50%	09/01/33	77,900,043	79,091,139
Fannie Mae Pool MA1608
3.50%	10/01/33	53,643,883	54,463,543
Fannie Mae Pool MA2960
4.00%	04/01/47	130,078,520	132,751,230
Fannie Mae Pool MA3027
4.00%	06/01/47	226,932,584	231,567,448
Fannie Mae Pool MA3029
3.00%	06/01/32	76,113,867	75,727,612
Fannie Mae Pool MA3058
4.00%	07/01/47	88,922,110	90,742,330
Fannie Mae Pool MA3182
3.50%	11/01/47	133,751,800	133,217,523
Fannie Mae Pool MA3210
3.50%	12/01/47	291,081,865	289,919,127
Fannie Mae Pool MA3237
3.00%	01/01/48	968,356	938,870
Fannie Mae Pool MA3238
3.50%	01/01/48	192,847,919	192,077,581
Fannie Mae Pool MA3239
4.00%	01/01/48	1,520,609	1,551,437
Fannie Mae Pool MA3275
3.00%	02/01/48	1,614,379	1,565,214
Fannie Mae Pool MA3276
3.50%	02/01/48	1,562,008	1,555,784
Fannie Mae Pool MA3305
3.50%	03/01/48	238,705,652	237,748,751
Fannie Mae Pool MA3306
4.00%	03/01/48	397,190	405,337
Fannie Mae Pool MA3332

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  113

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
3.50%	04/01/48		$447,392,376	$445,598,910
Fannie Mae REMICS, Series 1989-27, Class Y
6.90%	06/25/19		35	36
Fannie Mae REMICS, Series 1991-65, Class Z
6.50%	06/25/21		1,604	1,657
Fannie Mae REMICS, Series 1992-123, Class Z
7.50%	07/25/22		718	761
Fannie Mae REMICS, Series 1993-132, Class D (PO)
0.00%	10/25/22	[9]	31,958	30,483
Fannie Mae REMICS, Series 1993-29, Class PK
7.00%	03/25/23		3,331	3,470
Fannie Mae REMICS, Series 1994-55, Class H
7.00%	03/25/24		13,116	14,241
Fannie Mae REMICS, Series 1997-34, Class SA
(Cost of Funds 11th District of San Francisco * 5.542, 37.68% Cap)
4.90%	10/25/23	[2]	3,481	4,187
Fannie Mae REMICS, Series 1998-37, Class VZ
6.00%	06/17/28		8,537	8,993
Fannie Mae REMICS, Series 1999-11, Class Z
5.50%	03/25/29		37,306	39,461
Fannie Mae REMICS, Series 2001-52, Class YZ
6.50%	10/25/31		141,835	157,853
Fannie Mae REMICS, Series 2005-104, Class NI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.70%, 6.70% Cap)
4.61%	03/25/35	[2]	10,504,260	471,320
Fannie Mae REMICS, Series 2005-117, Class LC
5.50%	11/25/35		7,915,170	8,297,205
Fannie Mae REMICS, Series 2005-122, Class SG (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
4.51%	11/25/35	[2]	93,599	10,030
Fannie Mae REMICS, Series 2005-92, Class US (IO)
(-1.00 X LIBOR USD 1-Month plus 6.10%, 6.10% Cap)
4.01%	10/25/25	[2]	6,652,355	562,226
Fannie Mae REMICS, Series 2006-4, Class WE
4.50%	02/25/36		87,146	89,138
Fannie Mae REMICS, Series 2006-49, Class SE

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
(-4.00 X LIBOR USD 1-Month plus 29.00%, 29.00% Cap)
20.64%	04/25/36	[2]	$2,634,429	$3,679,807
Fannie Mae REMICS, Series 2007-17, Class SI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.40%, 6.40% Cap)
4.31%	03/25/37	[2]	1,979,197	212,391
Fannie Mae REMICS, Series 2007-34, Class SB (IO)
(-1.00 X LIBOR USD 1-Month plus 6.11%, 6.11% Cap)
4.02%	04/25/37	[2]	4,414,265	582,250
Fannie Mae REMICS, Series 2007-64, Class FA
(LIBOR USD 1-Month plus 0.47%)
2.56%	07/25/37	[2]	5,924	5,976
Fannie Mae REMICS, Series 2008-24, Class NA
6.75%	06/25/37		701,716	770,680
Fannie Mae REMICS, Series 2010-116, Class SE (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
4.51%	10/25/40	[2]	5,742,279	803,983
Fannie Mae REMICS, Series 2010-135, Class EA
3.00%	01/25/40		14,752	14,707
Fannie Mae REMICS, Series 2010-17, Class SB (IO)
(-1.00 X LIBOR USD 1-Month plus 6.35%, 6.35% Cap)
4.26%	03/25/40	[2]	10,085,729	1,405,017
Fannie Mae REMICS, Series 2010-43, Class KS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.42%, 6.42% Cap)
4.33%	05/25/40	[2]	18,004,317	2,408,821
Fannie Mae REMICS, Series 2011-101, Class HE
4.00%	10/25/41		10,100,000	10,448,927
Fannie Mae REMICS, Series 2011-111, Class DB
4.00%	11/25/41		24,977,334	25,695,337
Fannie Mae REMICS, Series 2011-2, Class PD
4.00%	12/25/39		43,010	43,410
Fannie Mae REMICS, Series 2013-101, Class BO (PO)
0.00%	10/25/43	[9]	24,952,572	19,333,283
Fannie Mae REMICS, Series 2013-101, Class CO (PO)
0.00%	10/25/43	[9]	15,499,678	12,162,394
Fannie Mae REMICS, Series 2018-29, Class AP
3.50%	11/25/46		296,102,505	297,157,459
Fannie Mae REMICS, Series G92-12, Class B

See accompanying notes to Schedule of Portfolio Investments.

114  /  N-Q Report June 2018

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
7.70%	02/25/22	$17	$17
Fannie Mae REMICS, Series G92-36, Class Z
7.00%	07/25/22	49	50
Fannie Mae REMICS, Series G93-21, Class Z
7.20%	05/25/23	2,746	2,923
Fannie Mae Trust, Series 2003-W2, Class 2A9
5.90%	07/25/42	33,080	35,869
Freddie Mac Gold Pool (TBA)
4.00%	07/01/48	109,325,000	111,434,631
4.50%	07/01/48	440,800,000	458,727,358
Freddie Mac Gold Pool A24156
6.50%	10/01/31	263,351	293,372
Freddie Mac Gold Pool A25162
5.50%	05/01/34	2,492,507	2,708,041
Freddie Mac Gold Pool A39012
5.50%	06/01/35	49,784	54,205
Freddie Mac Gold Pool A54856
5.00%	01/01/34	4,744,398	5,060,374
Freddie Mac Gold Pool A61164
5.00%	04/01/36	14,129	15,060
Freddie Mac Gold Pool A97038
4.00%	02/01/41	14,887,051	15,274,613
Freddie Mac Gold Pool C01492
5.00%	02/01/33	763,178	812,389
Freddie Mac Gold Pool C04546
3.00%	02/01/43	22,981,899	22,453,874
Freddie Mac Gold Pool C04573
3.00%	03/01/43	29,558,143	28,727,570
Freddie Mac Gold Pool C46104
6.50%	09/01/29	18,381	20,477
Freddie Mac Gold Pool C55789
7.50%	10/01/27	9,071	9,746
Freddie Mac Gold Pool C90573
6.50%	08/01/22	48,527	51,385
Freddie Mac Gold Pool E02402
6.00%	10/01/22	12,937	13,372
Freddie Mac Gold Pool G00992
7.00%	11/01/28	922	1,013
Freddie Mac Gold Pool G01515
5.00%	02/01/33	878,367	934,388
Freddie Mac Gold Pool G02579
5.00%	12/01/34	1,074,030	1,145,197
Freddie Mac Gold Pool G02884
6.00%	04/01/37	2,927,133	3,212,554
Freddie Mac Gold Pool G02955
5.50%	03/01/37	4,127,809	4,532,341

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G03357
5.50%	08/01/37	$1,564,960	$1,711,920
Freddie Mac Gold Pool G03676
5.50%	12/01/37	2,871,968	3,152,282
Freddie Mac Gold Pool G03783
5.50%	01/01/38	2,131,230	2,340,142
Freddie Mac Gold Pool G03985
6.00%	03/01/38	29,409	32,877
Freddie Mac Gold Pool G04438
5.50%	05/01/38	5,865,810	6,405,603
Freddie Mac Gold Pool G04703
5.50%	08/01/38	5,026,217	5,391,813
Freddie Mac Gold Pool G04706
5.50%	09/01/38	215,174	236,395
Freddie Mac Gold Pool G05866
4.50%	02/01/40	21,418,522	22,661,751
Freddie Mac Gold Pool G06361
4.00%	03/01/41	27,738	28,665
Freddie Mac Gold Pool G06498
4.00%	04/01/41	28,388,255	29,280,462
Freddie Mac Gold Pool G06499
4.00%	03/01/41	13,561,826	13,960,724
Freddie Mac Gold Pool G07408
3.50%	06/01/43	26,560,070	26,638,177
Freddie Mac Gold Pool G07786
4.00%	08/01/44	256,380,745	263,871,858
Freddie Mac Gold Pool G07848
3.50%	04/01/44	130,243,266	130,807,988
Freddie Mac Gold Pool G07849
3.50%	05/01/44	18,763,656	18,814,525
Freddie Mac Gold Pool G07924
3.50%	01/01/45	27,443,337	27,498,032
Freddie Mac Gold Pool G07925
4.00%	02/01/45	16,750,705	17,234,695
Freddie Mac Gold Pool G08676
3.50%	11/01/45	99,636,391	99,567,461
Freddie Mac Gold Pool G08681
3.50%	12/01/45	65,972,159	65,926,521
Freddie Mac Gold Pool G08710
3.00%	06/01/46	318,891,453	309,225,056
Freddie Mac Gold Pool G08711
3.50%	06/01/46	29,566,320	29,503,156
Freddie Mac Gold Pool G08715
3.00%	08/01/46	455,097,184	441,302,050
Freddie Mac Gold Pool G08721
3.00%	09/01/46	30,575,760	29,658,292
Freddie Mac Gold Pool G08722
3.50%	09/01/46	129,172,125	128,783,601

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  115

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G08726
3.00%	10/01/46	$497,132,229	$482,214,832
Freddie Mac Gold Pool G08727
3.50%	10/01/46	104,875,850	104,560,405
Freddie Mac Gold Pool G08732
3.00%	11/01/46	294,191,851	285,361,888
Freddie Mac Gold Pool G08737
3.00%	12/01/46	170,976,469	165,845,534
Freddie Mac Gold Pool G08741
3.00%	01/01/47	168,818,917	163,750,551
Freddie Mac Gold Pool G08742
3.50%	01/01/47	159,743,982	159,213,584
Freddie Mac Gold Pool G08747
3.00%	02/01/47	54,625,229	52,984,986
Freddie Mac Gold Pool G08757
3.50%	04/01/47	78,257,383	77,980,878
Freddie Mac Gold Pool G08762
4.00%	05/01/47	65,462,939	66,766,071
Freddie Mac Gold Pool G08791
3.00%	12/01/47	1,575,320	1,525,845
Freddie Mac Gold Pool G11707
6.00%	03/01/20	59,705	60,224
Freddie Mac Gold Pool G12393
5.50%	10/01/21	1,764,808	1,812,813
Freddie Mac Gold Pool G12399
6.00%	09/01/21	1,066	1,099
Freddie Mac Gold Pool G12824
6.00%	08/01/22	1,193,672	1,247,384
Freddie Mac Gold Pool G12909
6.00%	11/01/22	3,026,135	3,167,219
Freddie Mac Gold Pool G13032
6.00%	09/01/22	485,949	503,684
Freddie Mac Gold Pool G13058
4.50%	10/01/20	320,006	322,653
Freddie Mac Gold Pool G16085
2.50%	02/01/32	6,524,811	6,344,867
Freddie Mac Gold Pool G18596
3.00%	04/01/31	79,638,894	79,310,564
Freddie Mac Gold Pool G60023
3.50%	04/01/45	23,407,208	23,472,126
Freddie Mac Gold Pool G60080
3.50%	06/01/45	278,732,544	278,895,853
Freddie Mac Gold Pool G60138
3.50%	08/01/45	193,792,655	194,269,559
Freddie Mac Gold Pool G60238
3.50%	10/01/45	85,454,990	85,515,005
Freddie Mac Gold Pool G67700
3.50%	08/01/46	62,790,142	62,787,687

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G67703
3.50%	04/01/47	$624,816,835	$624,401,894
Freddie Mac Gold Pool G67706
3.50%	12/01/47	322,995,366	322,671,748
Freddie Mac Gold Pool G67707
3.50%	01/01/48	704,573,312	705,287,136
Freddie Mac Gold Pool G67708
3.50%	03/01/48	798,933,846	797,217,387
Freddie Mac Gold Pool G67709
3.50%	03/01/48	516,671,904	516,154,147
Freddie Mac Gold Pool G67710
3.50%	03/01/48	546,734,193	545,084,472
Freddie Mac Gold Pool G67711
4.00%	03/01/48	147,312,889	151,156,827
Freddie Mac Gold Pool G67713
4.00%	06/01/48	218,220,900	223,505,927
Freddie Mac Gold Pool H00790
5.50%	05/01/37	17,101	18,076
Freddie Mac Gold Pool H03161
6.50%	08/01/37	1,150	1,239
Freddie Mac Gold Pool H05069
5.50%	05/01/37	665,857	703,832
Freddie Mac Gold Pool Q05804
4.00%	01/01/42	46,593,024	48,041,773
Freddie Mac Gold Pool U99097
3.50%	07/01/43	80,487,477	80,531,249
Freddie Mac Gold Pool V80356
3.50%	08/01/43	49,286,057	49,468,953
Freddie Mac Multifamily Structured Pass Through Certificates, Series K154, Class A3
3.46%	11/25/32	72,550,000	71,400,278
Freddie Mac REMICS, Series 1004, Class H
7.95%	10/15/20	47	48
Freddie Mac REMICS, Series 1073, Class G
7.00%	05/15/21	177	183
Freddie Mac REMICS, Series 1107, Class ZC
6.50%	07/15/21	2,057	2,134
Freddie Mac REMICS, Series 165, Class K
6.50%	09/15/21	28	28
Freddie Mac REMICS, Series 1980, Class Z
7.00%	07/15/27	99,965	110,153
Freddie Mac REMICS, Series 1983, Class Z
6.50%	12/15/23	37,872	39,877

See accompanying notes to Schedule of Portfolio Investments.

116  /  N-Q Report June 2018

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 2098, Class TZ
6.00%	01/15/28		$418,544	$447,274
Freddie Mac REMICS, Series 2174, Class PN
6.00%	07/15/29		22,844	24,471
Freddie Mac REMICS, Series 2313, Class LA
6.50%	05/15/31		12,321	13,689
Freddie Mac REMICS, Series 2433, Class SA
(-2.60 X LIBOR USD 1-Month plus 20.93%, 20.93% Cap)
15.54%	02/15/32	[2]	11,719	15,706
Freddie Mac REMICS, Series 2481, Class AW
6.50%	08/15/32		47,047	50,665
Freddie Mac REMICS, Series 2642, Class BW (IO)
5.00%	06/15/23		8,937	277
Freddie Mac REMICS, Series 2649, Class PC
5.50%	07/15/33		3,907	3,956
Freddie Mac REMICS, Series 3019, Class SW (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
5.13%	08/15/35	[2]	1,823,421	330,095
Freddie Mac REMICS, Series 3063, Class YG
5.50%	11/15/35		4,896,827	5,311,175
Freddie Mac REMICS, Series 3300, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
5.13%	08/15/35	[2]	806,175	139,062
Freddie Mac REMICS, Series 3707, Class EI (IO)
5.00%	12/15/38		15,011,698	1,442,951
Freddie Mac REMICS, Series 3730, Class JG
3.00%	09/15/39		17,313	17,078
Freddie Mac REMICS, Series 3752, Class XL
4.50%	11/15/40		66,277,000	69,017,004
Freddie Mac REMICS, Series 3891, Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 5.95%, 5.95% Cap)
3.88%	07/15/41	[2]	8,757,556	643,311
Freddie Mac REMICS, Series 3904, Class JB
4.50%	08/15/41		18,155,000	19,049,146
Freddie Mac REMICS, Series 3925, Class LB
4.50%	09/15/41		9,215,000	10,209,262

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3928, Class JD
4.00%	09/15/41		$32,095,702	$33,098,236
Freddie Mac REMICS, Series 4102, Class TC
2.50%	09/15/41		20,797,492	20,424,600
Freddie Mac REMICS, Series 4161, Class BA
2.50%	12/15/41		31,456,631	30,876,649
Freddie Mac Strips, Series 309, Class PO (PO)
0.00%	08/15/43	[9]	38,211,319	29,900,120
Freddie Mac Strips, Series 319, Class F2
(LIBOR USD 1-Month plus 0.50%)
2.57%	11/15/43	[2]	7,256,383	7,327,300
Ginnie Mae I Pool 782817
4.50%	11/15/39		22,113,798	23,292,924
Ginnie Mae II Pool (TBA)
3.00%	07/20/43		406,365,000	397,571,009
3.50%	07/01/32		357,055,000	358,338,166
4.00%	07/20/44		189,375,000	194,079,785
4.50%	07/21/44		22,400,000	23,285,693
5.00%	07/20/48		56,000,000	58,786,876
Ginnie Mae II Pool 2631
7.00%	08/20/28		2,390	2,672
Ginnie Mae II Pool 3388
4.50%	05/20/33		6,777	7,100
Ginnie Mae II Pool 3427
4.50%	08/20/33		2,254	2,364
Ginnie Mae II Pool 3554
4.50%	05/20/34		2,302	2,414
Ginnie Mae II Pool 4058
5.00%	12/20/37		1,370	1,453
Ginnie Mae II Pool 4342
5.00%	01/20/39		1,946	2,060
Ginnie Mae II Pool 4520
5.00%	08/20/39		38,707	41,215
Ginnie Mae II Pool 5175
4.50%	09/20/41		12,361	13,010
Ginnie Mae II Pool 5281
4.50%	01/20/42		24,130	25,386
Ginnie Mae II Pool 783591
4.50%	07/20/41		32,436	34,127
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.75%	07/20/34	[2]	18,576	19,025
Ginnie Mae II Pool 81267

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  117

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.38%	03/20/35	[2]	$35,807	$37,155
Ginnie Mae II Pool 81432
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.75%	08/20/35	[2]	34,843	36,166
Ginnie Mae II Pool 81497
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.13%	10/20/35	[2]	29,407	30,553
Ginnie Mae II Pool 8631
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.63%	05/20/25	[2]	5,636	5,787
Ginnie Mae II Pool 8644
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.63%	06/20/25	[2]	7,635	7,887
Ginnie Mae II Pool MA0627
4.50%	12/20/42		95,517	100,471
Ginnie Mae II Pool MA0701
4.50%	01/20/43		121,535	127,206
Ginnie Mae II Pool MA1997
4.50%	06/20/44		27,501	29,046
Ginnie Mae II Pool MA2374
5.00%	11/20/44		720,965	757,464
Ginnie Mae II Pool MA2756
4.50%	04/20/45		61,632	64,953
Ginnie Mae II Pool MA2828
4.50%	05/20/45		2,699,168	2,819,320
Ginnie Mae II Pool MA2894
4.50%	06/20/45		1,020,513	1,075,506
Ginnie Mae II Pool MA3036
4.50%	08/20/45		111,319	117,300
Ginnie Mae II Pool MA3456
4.50%	02/20/46		714,417	749,281
Ginnie Mae II Pool MA3521
3.50%	03/20/46		97,334,576	97,954,355
Ginnie Mae II Pool MA3524
5.00%	03/20/46		29,787	31,738
Ginnie Mae II Pool MA3597
3.50%	04/20/46		245,394,603	246,881,529
Ginnie Mae II Pool MA3600
5.00%	04/20/46		19,174,299	20,430,021
Ginnie Mae II Pool MA3663
3.50%	05/20/46		71,732,228	72,155,824
Ginnie Mae II Pool MA3665
4.50%	05/20/46		304,092	318,323

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA3666
5.00%	05/20/46	$10,619,876	$11,177,212
Ginnie Mae II Pool MA3738
4.50%	06/20/46	1,343,960	1,406,853
Ginnie Mae II Pool MA3739
5.00%	06/20/46	6,157,857	6,561,141
Ginnie Mae II Pool MA3805
4.50%	07/20/46	10,676,948	11,173,259
Ginnie Mae II Pool MA3806
5.00%	07/20/46	467,648	498,277
Ginnie Mae II Pool MA3876
4.50%	08/20/46	11,091,195	11,627,559
Ginnie Mae II Pool MA3877
5.00%	08/20/46	2,231,844	2,386,771
Ginnie Mae II Pool MA3937
3.50%	09/20/46	56,104,328	56,401,206
Ginnie Mae II Pool MA3939
4.50%	09/20/46	5,909,251	6,175,542
Ginnie Mae II Pool MA4003
3.00%	10/20/46	28,941,455	28,404,264
Ginnie Mae II Pool MA4006
4.50%	10/20/46	6,750,448	7,083,224
Ginnie Mae II Pool MA4007
5.00%	10/20/46	13,891,701	14,594,969
Ginnie Mae II Pool MA4069
3.50%	11/20/46	175,057,050	175,944,185
Ginnie Mae II Pool MA4071
4.50%	11/20/46	19,876,807	21,021,677
Ginnie Mae II Pool MA4072
5.00%	11/20/46	3,410,343	3,647,298
Ginnie Mae II Pool MA4126
3.00%	12/20/46	478,174,847	469,120,291
Ginnie Mae II Pool MA4127
3.50%	12/20/46	181,382,423	182,301,613
Ginnie Mae II Pool MA4129
4.50%	12/20/46	58,595,613	61,196,608
Ginnie Mae II Pool MA4198
4.50%	01/20/47	524,483	547,317
Ginnie Mae II Pool MA4199
5.00%	01/20/47	11,081,367	11,725,691
Ginnie Mae II Pool MA4264
4.50%	02/20/47	169,267,780	176,765,818
Ginnie Mae II Pool MA4265
5.00%	02/20/47	3,105,339	3,263,116
Ginnie Mae II Pool MA4324
5.00%	03/20/47	17,210,747	18,162,717
Ginnie Mae II Pool MA4382
3.50%	04/20/47	129,428,866	130,084,771

See accompanying notes to Schedule of Portfolio Investments.

118  /  N-Q Report June 2018

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA4384
4.50%	04/20/47		$8,625,952	$8,988,454
Ginnie Mae II Pool MA4385
5.00%	04/20/47		29,498,841	31,069,424
Ginnie Mae II Pool MA4453
4.50%	05/20/47		461,540,102	480,936,145
Ginnie Mae II Pool MA4454
5.00%	05/20/47		66,553,839	69,980,417
Ginnie Mae II Pool MA4511
4.00%	06/20/47		365,227	374,728
Ginnie Mae II Pool MA4512
4.50%	06/20/47		1,610,602	1,678,287
Ginnie Mae II Pool MA4513
5.00%	06/20/47		1,328,132	1,396,303
Ginnie Mae II Pool MA4589
5.00%	07/20/47		66,433,861	69,732,199
Ginnie Mae II Pool MA4652
3.50%	08/20/47		1,508,661	1,515,671
Ginnie Mae II Pool MA4655
5.00%	08/20/47		81,504,900	85,551,491
Ginnie Mae II Pool MA4719
3.50%	09/20/47		153,955,962	154,644,698
Ginnie Mae II Pool MA4722
5.00%	09/20/47		1,586,341	1,666,773
Ginnie Mae II Pool MA4781
5.00%	10/20/47		21,943,330	23,078,926
Ginnie Mae II Pool MA4838
4.00%	11/20/47		195,499,599	200,582,452
Ginnie Mae II Pool MA4840
5.00%	11/20/47		6,136,690	6,457,405
Ginnie Mae II Pool MA4961
3.00%	01/20/48		1,178,074	1,153,408
Ginnie Mae, Series 2000-22, Class SG (IO)
(-1.00 X LIBOR USD 1-Month plus 10.80%, 10.80% Cap)
8.71%	05/16/30	[2]	11,674	379
Ginnie Mae, Series 2003-86, Class ZK
5.00%	10/20/33		9,535,206	10,158,985
Ginnie Mae, Series 2004-93, Class PC
5.00%	04/16/34		9,203	9,236
Ginnie Mae, Series 2007-35, Class PY (IO)
(-1.00 X LIBOR USD 1-Month plus 6.75%, 6.75% Cap)
4.66%	06/16/37	[2]	17,468,409	2,627,685
Ginnie Mae, Series 2009-106, Class SD (IO)
(-1.00 X LIBOR USD 1-Month plus 6.25%, 6.25% Cap)
4.17%	03/20/36	[2]	14,531,789	1,443,028
Ginnie Mae, Series 2009-106, Class XI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
4.72%	05/20/37	[2]	36,959,313	4,841,400

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2009-124, Class SC (IO)
(-1.00 X LIBOR USD 1-Month plus 6.48%, 6.48% Cap)
4.40%	12/20/39	[2]	$6,075,094	$968,510
Ginnie Mae, Series 2009-17, Class P
4.00%	08/16/38		13,598	13,776
Ginnie Mae, Series 2009-66, Class XS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
4.71%	07/16/39	[2]	68,480	7,039
Ginnie Mae, Series 2009-8, Class PS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.30%, 6.30% Cap)
4.21%	08/16/38	[2]	111,016	9,109
Ginnie Mae, Series 2010-4, Class SL (IO)
(-1.00 X LIBOR USD 1-Month plus 6.40%, 6.40% Cap)
4.31%	01/16/40	[2]	74,915	10,489
Ginnie Mae, Series 2010-4, Class SM (IO)
(-1.00 X LIBOR USD 1-Month plus 5.80%, 5.80% Cap)
3.71%	01/16/40	[2]	13,620,881	1,601,253
Ginnie Mae, Series 2010-6, Class BS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.50%, 6.50% Cap)
4.41%	09/16/39	[2]	4,127,832	308,427
Ginnie Mae, Series 2011-146, Class EI (IO)
5.00%	11/16/41		177,041	36,687
Ginnie Mae, Series 2013-113, Class LY
3.00%	05/20/43		51,184,000	48,477,247
NCUA Guaranteed Notes, Series 2010-R1, Class A1
(LIBOR USD 1-Month plus 0.45%)
2.47%	10/07/20	[2]	12,175,291	12,210,010
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
(LIBOR USD 1-Month plus 0.56%)
2.65%	12/08/20	[2]	8,003,118	8,044,629
NCUA Guaranteed Notes, Series 2010-R3, Class 2A
(LIBOR USD 1-Month plus 0.56%)
2.58%	12/08/20	[2]	21,785,661	21,890,760

				22,074,701,588

Total Mortgage-Backed (Cost $30,232,285,943)				30,081,048,136

MUNICIPAL BONDS — 0.68%*
California — 0.25%
California Health Facilities Financing Authority, Saint Joseph Health, Series A
4.00%	10/01/36		3,500,000	3,649,730
Los Angeles Department of Power, Electric Light and Power Improvements, Series C
5.52%	07/01/27		12,625,000	14,562,180

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  119

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS (continued)
California (continued)
Los Angeles Department of Water & Power,
Build America Bonds, Series SY
6.01%	07/01/39	$350,000	$433,303
San Jose Redevelopment Agency Successor
Agency, Series A-T
3.08%	08/01/25	3,250,000	3,201,997
3.18%	08/01/26	450,000	443,479
3.23%	08/01/27	11,865,000	11,675,397
State of California, Build America Bonds
6.65%	03/01/22	4,245,000	4,696,243
7.95%	03/01/36	77,500,000	83,624,050
State of California, Build America Bonds,
Various Purpose
7.50%	04/01/34	3,885,000	5,467,710
State of California, Taxable, Miscellaneous
Revenue Bonds, Series B
2.19%	04/01/47	17,800,000	17,598,504
State of California, Taxable, Various Purpose
6.20%	03/01/19	10,680,000	10,949,136
University of California, Taxable Revenue
Bonds, Series AP
3.93%	05/15/45	30,040,000	30,125,013

			186,426,742

New York — 0.42%
City of New York, Build America Bonds
4.77%	10/01/23	4,420,000	4,730,859
5.05%	10/01/24	13,820,000	14,812,138
5.21%	10/01/31	6,420,000	7,332,539
5.52%	10/01/37	6,075,000	7,284,897
5.82%	10/01/31	220,000	232,632
5.99%	12/01/36	14,055,000	17,521,525
City of New York, Build America Bonds,
Series F1
6.65%	12/01/31	46,470,000	50,171,800
Fiscal Year 2005 Securitization Corp., Special Obligation, Series B
4.93%	04/01/20	20,000	20,290
New York City Municipal Water Finance
Authority, Build America Bonds, Series SE
6.49%	06/15/42	3,555,000	3,776,050
New York City Transitional Finance Authority
Future Tax Secured Revenue Bonds, Public
Improvements, Subseries F-2
2.90%	05/01/26	7,235,000	6,916,660
New York City Transitional Finance Authority
Revenue, Future Tax Secured Revenue,
Build America Bonds
5.51%	08/01/37	25,000,000	29,668,250

Issues Date	Maturity	Principal Amount	Value
MUNICIPAL BONDS (continued)
New York (continued)
New York City Transitional Finance Authority
Revenue, Future Tax Secured Revenue,
Qualified School Construction Bonds
5.01%	08/01/27	$5,225,000	$5,806,438
New York City Transitional Finance Authority
Revenue, Future Tax Secured Revenue,
Qualified School Construction Bonds,
Series G-3
5.27%	05/01/27	13,135,000	14,787,908
New York City Water and Sewer Authority,
Build America, Taxable Bonds
5.88%	06/15/44	5,505,000	7,185,456
New York City Water and Sewer Authority,
Build America, Taxable Bonds, Series SE
6.01%	06/15/42	3,945,000	5,140,532
New York State Dormitory Authority, Taxable,
Build America Bonds
5.43%	03/15/39	28,100,000	33,007,103
New York State Dormitory Authority,
Build America Bonds
5.29%	03/15/33	44,990,000	50,576,408
5.50%	03/15/30	21,430,000	24,361,410
New York State Urban Development Corp.,
Economic Improvements, Revenue Bonds,
Series D-2
3.32%	03/15/29	18,330,000	17,560,507
New York State Urban Development Corp.,
Personal Income Tax, Series SE
3.20%	03/15/22	15,870,000	15,986,803

			316,880,205

Texas — 0.01%
Texas Transportation Commission State
Highway Fund, Taxable, Fuel Sales Revenue
Bonds, Series B
5.18%	04/01/30	3,075,000	3,515,186

Total Municipal Bonds (Cost $512,091,631)			506,822,133

U.S. AGENCY SECURITIES — 0.00%
U.S. Agency Securities — 0.00%
Jersey City Municipal Utilities Authority
5.47%	05/15/27	400,000	439,792
New Jersey Turnpike Authority
3.73%	01/01/36	300,000	292,020

Total U.S. Agency Securities (Cost $733,364)			731,812

U.S. TREASURY SECURITIES — 20.83%
U.S. Treasury Bonds — 7.47%
U.S. Treasury Bonds
2.75%	11/15/47	992,256,000	946,519,200
3.00%	11/15/44	1,130,855,000	1,134,823,091

See accompanying notes to Schedule of Portfolio Investments.

120  /  N-Q Report June 2018

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Bonds (continued)
3.00%	02/15/48		$870,476,000	$873,587,273
U.S. Treasury Bonds - Treasury Inflation
Indexed Bonds
1.00%	02/15/48	[10]	259,917,960	268,654,588
U.S. Treasury Bonds (WI)
3.13%	05/15/48		2,324,233,000	2,389,193,499

				5,612,777,651

U.S. Treasury Notes — 13.36%
U.S. Treasury Notes
2.25%	03/31/20		4,890,000	4,868,231
2.50%	05/31/20		549,455,000	549,248,427
2.63%	06/30/23		2,454,520,000	2,442,687,103
2.75%	04/30/23		2,438,820,000	2,441,380,712
2.75%	05/31/23		359,806,000	360,282,282
2.75%	02/15/28		1,714,451,000	1,700,085,769
U.S. Treasury Notes (WI)
2.50%	03/31/23		1,137,683,000	1,126,495,310
2.88%	05/15/28		1,417,368,000	1,420,385,449

				10,045,433,283

Total U.S. Treasury Securities
(Cost $15,496,705,502)				15,658,210,934

Total Bonds – 102.19%
(Cost $77,231,132,400)				76,809,015,943

Issues			Shares	Value
COMMON STOCK — 0.02%
Electric — 0.02%
Homer City Holdings LLC[3,4,5,6,11]			1,180,703	15,939,491

Energy — 0.00%
Drillship Kithira Owners, Inc.
(Cayman Islands)[1]			54,501	1,606,689

Finance — 0.00%
GreenPoint Mortgage Funding Trust, Series 2006-AR8, Class
1A2A4,6,7,†			37,800,000	—

Total Common Stock
(Cost $66,956,791)				17,546,180

Purchased Options – 0.02%
(Cost $7,837,800)				10,437,500

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 6.37%

Foreign Government Obligations — 1.93%
Japan Treasury Discount Bill, Series 748
(Japan)
0.00%[12]	07/02/18	[1]	$83,430,000,000	$753,276,375
Japan Treasury Discount Bill, Series 749
(Japan)
0.00%[12]	07/09/18	[1]	42,095,000,000	380,047,562
Japan Treasury Discount Bill, Series 755
(Japan)
0.00%[12]	08/06/18	[1]	35,390,000,000	319,543,600

				1,452,867,537

Money Market Funds — 2.83%
Dreyfus Government Cash Management Fund
1.81%[13]			529,000,000	529,000,000
Fidelity Investments Money Market Funds - Government Portfolio
1.77%[13,14]			24	24
JPMorgan U.S. Government Money Market Fund
1.76%[13]			850,000,000	850,000,000
Morgan Stanley Institutional Liquidity
Funds-Government Portfolio
1.81%[13]			748,403,000	748,403,000

				2,127,403,024

U.S. Agency Discount Notes — 0.22%
Federal Home Loan Bank
0.00%[12]	07/16/18		10,366,000	10,358,505
0.00%[12]	07/24/18		3,884,000	3,879,584
1.71%[12]	08/03/18		151,490,000	151,251,214

				165,489,303

U.S. Treasury Bills — 1.39%
U.S. Treasury Bills
1.77%[12]	08/16/18		594,300,000	592,947,968
1.84%[12]	09/13/18	[15]	100,261,000	99,879,800
1.89%[12]	10/04/18		28,500,000	28,357,894
1.91%[12]	10/11/18		300,000,000	298,380,843
1.93%[12]	10/18/18		3,330,000	3,310,694
U.S. Treasury Bills (WI)
1.94%[12]	10/25/18		19,982,000	19,858,486

				1,042,735,685

Total Short-Term Investments
(Cost $4,828,627,480)				4,788,495,549

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  121

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Value
Total Investments Before Written Options – 108.60%
(Cost $ 82,134,554,471)	$81,625,495,172

Written Options – (0.01)%
(Cost $ (2,787,200))	(4,000,000)

Liabilities in Excess of Other
Assets – (8.59)%	(6,458,622,563)

Net Assets – 100.00%	$75,162,872,609

[1]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2018.

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $84,141,879, which is 0.11% of total net assets.

[6]	Non-income producing security.

[7]	Security is currently in default with regard to scheduled interest or principal payments.

[8]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[9]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2018.

[10]	Inflation protected security. Principal amount reflects original security face amount.

[11]	Affiliated investment.

[12]	Represents annualized yield at date of purchase.
[13]	Represents the current yield as of June 30, 2018.

[14]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $24.

[15]

Securities, or a portion thereof, pledged as collateral for futures and options. The total market value of collateral pledged for futures is $99,634,943. The total market value of collateral pledged for options is $6,500,000.

†

Fair valued security. The aggregate value of fair valued securities is $10,001,850, which is 0.01% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(EMTN): Euro medium-term note

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term Note

(PO): Principal only

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(WI): When issued

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 391,310,048	JPY 41,770,000,000	Bank of America N.A.	07/02/18	$14,127,898
USD 390,575,927	JPY 41,660,000,000	Bank of America N.A.	07/02/18	14,387,074
USD 394,144,145	JPY 42,000,000,000	Bank of America N.A.	07/09/18	14,703,218
USD 892,456	JPY 95,000,000	Goldman Sachs International	07/09/18	34,197
USD 323,968,547	JPY 35,390,000,000	Goldman Sachs International	08/06/18	3,626,214

NET UNREALIZED APPRECIATION				$46,878,601

See accompanying notes to Schedule of Portfolio Investments.

122  /  N-Q Report June 2018

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Description	Number of Contracts	Expiration Date		Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note	90,372	09/28/18		$10,267,812,469	$40,225,117	$40,225,117
U.S. Treasury Two Year Note	41,455	09/28/18		8,781,334,922	2,978,671	2,978,671
U.S. Treasury Ultra Bond	12	09/19/18		1,914,750	25,411	25,411

				19,051,062,141	43,229,199	43,229,199

FUTURES CONTRACTS: SHORT POSITIONS
Euro-Bobl Five Year German Bond	13,265	09/06/18		(2,047,000,023)	(10,244,602)	(10,244,602)
U.S. Treasury Ten Year Note	5,000	09/19/18		(600,937,500)	(1,679,970)	(1,679,970)

				(2,647,937,523)	(11,924,572)	(11,924,572)

TOTAL FUTURES CONTRACTS				$16,403,124,618	$31,304,627	$31,304,627

Description		Number of contracts	Exercise Price	Expiration Date	Notional Amount	Value
PURCHASED PUT OPTIONS EXCHANGE TRADED — (0.2)%
IMM Eurodollar 1 Year MIDCV Future Options		20,000	$97.00	12/14/18	$19,472,000,000	$7,875,000
IMM Eurodollar 1 Year MIDCV Future Options		10,000	96.88	12/14/18	9,736,000,000	2,562,500

TOTAL PURCHASED OPTIONS					$29,208,000,000	$10,437,500

Description		Number of contracts	Exercise Price	Expiration Date	Notional Amount	Value
WRITTEN PUT OPTIONS EXCHANGE TRADED — 0.1%
IMM Eurodollar 1 Year MIDCV Future Options		(10,000)	$96.63	12/14/18	$(9,736,000,000)	$(875,000)
IMM Eurodollar 1 Year MIDCV Future Options		(20,000)	96.75	12/14/18	(19,472,000,000)	(3,125,000)

TOTAL WRITTEN OPTIONS					$(29,208,000,000)	$(4,000,000)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  123

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 89.71%
ASSET-BACKED SECURITIES — 2.57%**
Nelnet Student Loan Trust, Series 2012-5A, Class A
(LIBOR USD 1-Month plus 0.60%)
2.69%	10/27/36	[1,2]	$129,489	$129,323
SLM Student Loan Trust, Series 2003-10A, Class A3
(LIBOR USD 3-Month plus 0.47%)
2.81%	12/15/27	[1,2]	469,235	471,392
SLM Student Loan Trust, Series 2003-14, Class A6
(LIBOR USD 3-Month plus 0.30%)
2.66%	07/25/25	[1]	380,000	379,298
SLM Student Loan Trust, Series 2005-8, Class A4
(LIBOR USD 3-Month plus 0.55%)
2.91%	01/25/28	[1]	499,291	501,090
SLM Student Loan Trust, Series 2007-6, Class A4
(LIBOR USD 3-Month plus 0.38%)
2.74%	10/25/24	[1]	467,604	468,423
SLM Student Loan Trust, Series 2007-8, Class A4
(LIBOR USD 3-Month plus 0.47%)
2.83%	01/26/26	[1]	310,306	311,170
SLM Student Loan Trust, Series 2011-1, Class A1
(LIBOR USD 1-Month plus 0.52%)
2.61%	03/25/26	[1]	379,531	380,642
SLM Student Loan Trust, Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
2.64%	06/25/43	[1]	173,844	174,456

Total Asset-Backed Securities
(Cost $2,812,289)				2,815,794

CORPORATES — 25.64%*
Banking — 4.53%
Bank of America Corp.
7.63%	06/01/19		500,000	520,867
Bank of America Corp. (GMTN)
2.37%	07/21/21	[3]	250,000	244,963
Bank of New York Mellon Corp., (The) Series G
2.20%	05/15/19		500,000	498,093
Discover Bank
2.60%	11/13/18		250,000	250,246
JPMorgan Chase & Co.
(LIBOR USD 3-Month plus 0.68%)
2.98%	06/01/21	[1]	400,000	402,118

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
JPMorgan Chase Bank N.A. (BKNT)
3.09%	04/26/21	[3]	$250,000	$249,427
(LIBOR USD 3-Month plus 0.25%)
2.61%	02/13/20	[1]	515,000	514,987
(LIBOR USD 3-Month plus 0.29%)
2.65%	02/01/21	[1]	500,000	500,127
Lloyds Bank PLC (United Kingdom)
2.40%	03/17/20	[4]	350,000	345,552
Santander UK PLC (United Kingdom)
2.50%	03/14/19	[4]	450,000	449,206
Wells Fargo Bank N.A. (BKNT)
2.40%	01/15/20		1,000,000	990,705

				4,966,291

Communications — 0.42%
21st Century Fox America, Inc.
6.90%	03/01/19		250,000	256,718
Discovery Communications LLC
2.75%	11/15/19	[2]	200,000	198,700

				455,418

Consumer Discretionary — 1.21%
Altria Group, Inc.
9.70%	11/10/18		325,000	332,958
Anheuser-Busch North American Holding Corp.
2.20%	08/01/18	[2]	500,000	499,822
Constellation Brands, Inc.
2.00%	11/07/19		200,000	197,109
Molson Coors Brewing Co.
1.45%	07/15/19		300,000	295,125

				1,325,014

Consumer Products — 0.23%
Newell Brands, Inc.
2.60%	03/29/19		250,000	249,343

Electric — 1.92%
Entergy Louisiana LLC
6.50%	09/01/18		150,000	150,862
Interstate Power & Light Co.
5.88%	09/15/18		350,000	352,267
Nevada Power Co.
7.13%	03/15/19		200,000	206,198
Progress Energy, Inc.
7.05%	03/15/19		425,000	437,419
Union Electric Co.
6.70%	02/01/19		250,000	255,470
Vectren Utility Holdings, Inc.
5.75%	08/01/18		350,000	350,784

See accompanying notes to Schedule of Portfolio Investments.

124  /  N-Q Report June 2018

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Wisconsin Public Service Corp.
1.65%	12/04/18		$350,000	$348,928

				2,101,928

Energy — 0.73%
ONE Gas, Inc.
2.07%	02/01/19		400,000	398,632
Phillips 66
(LIBOR USD 3-Month plus 0.65%)
3.00%	04/15/19	[1,2]	400,000	400,181

				798,813

Finance — 4.36%
Air Lease Corp.
2.63%	09/04/18		400,000	399,800
American Express Credit Corp. (GMTN)
2.25%	08/15/19		300,000	298,143
Citigroup, Inc.
2.05%	12/07/18		800,000	798,247
8.50%	05/22/19		1,050,000	1,101,259
Daimler Finance North America LLC
1.75%	10/30/19	[2]	200,000	196,529
Ford Motor Credit Co. LLC
2.38%	03/12/19		200,000	199,260
2.55%	10/05/18		150,000	149,908
General Motors Financial Co., Inc.
3.10%	01/15/19		400,000	400,345
International Lease Finance Corp.
7.13%	09/01/18	[2]	350,000	352,713
Morgan Stanley (GMTN)
7.30%	05/13/19		350,000	362,857
Morgan Stanley (MTN)
5.63%	09/23/19		500,000	515,391

				4,774,452

Food — 1.39%
Campbell Soup Co.
(LIBOR USD 3-Month plus 0.50%)
2.83%	03/16/20	[1]	240,000	239,358
Conagra Brands, Inc.
(LIBOR USD 3-Month plus 0.50%)
2.84%	10/09/20	[1]	325,000	323,543
Danone SA (France)
1.69%	10/30/19	[2,4]	250,000	245,808
Kraft Heinz Foods Co.
(LIBOR USD 3-Month plus 0.42%)
2.79%	08/09/19	[1]	350,000	350,680

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Food (continued)
Mondelez International Holdings Netherlands BV (Netherlands)
1.63%	10/28/19	[2,4]	$375,000	$368,543

				1,527,932

Health Care — 2.78%
Abbott Laboratories
2.35%	11/22/19		44,000	43,762
Bayer U.S. Finance LLC
2.38%	10/08/19	[2]	300,000	297,174
Becton Dickinson and Co.
(LIBOR USD 3-Month plus 0.88%)
3.21%	12/29/20	[1]	325,000	325,563
Boston Scientific Corp.
6.00%	01/15/20		200,000	208,375
CVS Health Corp.
2.25%	12/05/18		250,000	249,614
2.25%	08/12/19		325,000	322,421
Fresenius Medical Care U.S. Finance II, Inc.
5.63%	07/31/19	[2]	250,000	256,157
6.50%	09/15/18	[2]	250,000	251,664
Humana, Inc.
2.63%	10/01/19		300,000	298,340
Novartis Securities Investment, Ltd. (Bangladesh)
5.13%	02/10/19	[4]	250,000	253,617
Stryker Corp.
2.00%	03/08/19		300,000	298,650
Zimmer Biomet Holdings, Inc.
(LIBOR USD 3-Month plus 0.75%)
3.08%	03/19/21	[1]	240,000	240,430

				3,045,767

Industrials — 0.95%
Bemis Co., Inc.
6.80%	08/01/19		300,000	311,498
General Electric Co. (GMTN)
2.20%	01/09/20		250,000	247,062
WestRock RKT Co.
4.45%	03/01/19		475,000	479,839

				1,038,399

Information Technology — 1.32%
Analog Devices, Inc.
2.85%	03/12/20		120,000	119,460
Apple, Inc.
1.70%	02/22/19		435,000	432,829
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20		250,000	246,719

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  125

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Information Technology (continued)
Dell International LLC/EMC Corp.
3.48%	06/01/19	[2]	$250,000	$250,685
QUALCOMM, Inc.
1.85%	05/20/19		400,000	399,866

				1,449,559

Insurance — 1.29%
Metropolitan Life Global Funding I
1.35%	09/14/18	[2]	575,000	573,685
New York Life Global Funding
1.55%	11/02/18	[2]	500,000	498,475
Pricoa Global Funding I
1.45%	09/13/19	[2]	350,000	343,619

				1,415,779

Materials — 0.70%
Dow Chemical Co. (The)
8.55%	05/15/19		300,000	314,441
Georgia-Pacific LLC
2.54%	11/15/19	[2]	250,000	247,970
LyondellBasell Industries NV (Netherlands)
5.00%	04/15/19	[4]	200,000	202,004

				764,415

Real Estate Investment Trust (REIT) — 3.14%
Alexandria Real Estate Equities, Inc.
2.75%	01/15/20		300,000	297,661
American Tower Corp.
3.40%	02/15/19		350,000	350,838
Boston Properties LP
5.88%	10/15/19		500,000	515,100
HCP, Inc.
3.75%	02/01/19		700,000	702,775
Kimco Realty Corp.
6.88%	10/01/19		250,000	261,176
Reckson Operating Partnership LP
7.75%	03/15/20		250,000	267,029
VEREIT Operating Partnership LP
3.00%	02/06/19		250,000	249,982
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%	09/17/19	[2]	300,000	298,774
Welltower, Inc.
4.13%	04/01/19		500,000	503,689

				3,447,024

Retail — 0.50%
Dollar Tree, Inc.
(LIBOR USD 3-Month plus 0.70%)
3.06%	04/17/20	[1]	300,000	300,649

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Retail (continued)
Walgreens Boots Alliance, Inc.
2.70%	11/18/19		$250,000	$248,788

				549,437

Transportation — 0.17%
Continental Airlines Pass-Through Trust, Series 2000-1, Class A1
8.05%	11/01/20		179,779	189,667

Total Corporates
(Cost $28,184,870)				28,099,238

MORTGAGE-BACKED — 38.40%**

Non-Agency Commercial
Mortgage-Backed — 0.81%
Commercial Mortgage Trust, Series 2013-LC13, Class A2
3.01%	08/10/46		303,737	303,741
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3S
5.24%	05/15/47	[2]	66,914	66,704
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3
4.39%	02/15/46	[2]	2,806	2,803
Morgan Stanley Capital I Trust 2011-C1, Class A4
5.03%	09/15/47	[2,3]	496,070	513,799

				887,047

Non-Agency Mortgage-Backed — 2.81%
Aames Mortgage Investment Trust, Series 2002-1, Class A3
(STEP-reset date 08/25/18)
7.40%	06/25/32		25,547	25,629
Adjustable Rate Mortgage Trust, Series 2005-1, Class 1A1
3.87%	05/25/35	[3]	224,864	219,618
Banc of America Funding Trust, Series 2003-2, Class 1A1
6.50%	06/25/32		6,847	7,246
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.34%	02/25/34	[3]	55,019	54,422
Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1
6.50%	11/25/31		92,034	96,402
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR31, Class 4A2
3.74%	11/25/32	[3]	53,993	53,949

See accompanying notes to Schedule of Portfolio Investments.

126  /  N-Q Report June 2018

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
DSLA Mortgage Loan Trust, Series 2004-AR3, Class 2A2A
(LIBOR USD 1-Month plus 0.74%)
2.82%	07/19/44	[1]	$183,537	$183,285
Fremont Home Loan Trust, Series 2005-C, Class M1
(LIBOR USD 1-Month plus 0.72%)
2.81%	07/25/35	[1]	48,291	48,477
GE Mortgage Services LLC, Series 1998-HE1, Class A7
6.47%	06/25/28		10	10
IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1
(LIBOR USD 1-Month plus 0.78%)
2.87%	12/25/34	[1]	495,444	454,677
IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 6A1
4.39%	10/25/34	[3]	143,667	143,125
JPMorgan Mortgage Trust, Series 2005-A2, Class 9A1
3.63%	04/25/35	[3]	189,552	193,781
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
4.00%	01/25/34	[3]	12,123	12,588
MASTR Adjustable Rate Mortgages Trust, Series 2004-12, Class 5A1
3.71%	10/25/34	[3]	294,885	303,180
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
2.62%	06/25/34	[3]	5,951	5,448
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A2[5]
0.00%	03/25/47	6,7,8,†	4,000,000	—
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
3.60%	10/25/32	[3]	50,092	50,950
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF10, Class A4
(LIBOR USD 1-Month plus 0.15%)
2.24%	07/25/36	[1]	281,503	281,532
Merrill Lynch Mortgage Investors, Inc., Series 2003-A1, Class 2A
(LIBOR USD 12-Month plus 1.63%)
4.33%	12/25/32	[1]	173,740	174,424
Morgan Stanley Capital I Trust, Series 2006-NC1, Class A4
(LIBOR USD 1-Month plus 0.30%)
2.39%	12/25/35	[1]	249,262	250,282
Residential Asset Mortgage Products Trust, Series 2004-SL1, Class A2
8.50%	11/25/31		34,570	6,093

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products Trust, Series 2004-SL1, Class A8
6.50%	11/25/31		$51,056	$54,111
Residential Asset Securities Trust, Series 2004-IP2, Class 2A1
3.91%	12/25/34	[3]	127,989	128,861
Terwin Mortgage Trust, Series 2004-13AL, Class 2PX (IO)
0.34%	08/25/34	[2,6,7]	2,250,430	30,500
WaMu Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
(Federal Reserve US 12-Month Cumulative Average plus 1.40%)
2.96%	06/25/42	[1]	32,808	31,556
WaMu Mortgage Pass-Through Certificates, Series 2003-AR6, Class A1
4.21%	06/25/33	[3]	84,150	85,218
WaMu Mortgage Pass-Through Certificates, Series 2005-4, Class CB13
(LIBOR USD 1-Month plus 0.50%)
2.59%	06/25/35	[1]	206,151	182,296

				3,077,660

U.S. Agency Commercial
Mortgage-Backed — 9.02%
Fannie Mae Multifamily REMIC Trust, Series 2015-M12, Class FA
(LIBOR USD 1-Month plus 0.34%)
2.29%	04/25/20	[1]	274,691	274,748
Fannie Mae-Aces, Series 2014-M12, Class FA
(LIBOR USD 1-Month plus 0.30%)
2.25%	10/25/21	[1]	87,861	87,949
Fannie Mae-Aces, Series 2016-M6, Class ASQ2
1.79%	06/25/19		60,546	60,273
Fannie Mae-Aces, Series 2017-M11, Class FA
(LIBOR USD 1-Month plus 0.47%)
2.42%	09/25/24	[1]	590,527	592,879
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF34, Class A
(LIBOR USD 1-Month plus 0.36%)
2.36%	08/25/24	[1]	264,958	265,320
Freddie Mac Multifamily Structured Pass-Through Certificates, Series J15F, Class A1
2.36%	07/25/20		471,546	469,312
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K003, Class A5

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  127

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial
Mortgage-Backed (continued)
5.09%	03/25/19		$550,000	$555,535
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K004, Class A2
4.19%	08/25/19		855,000	866,973
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class A2
4.32%	11/25/19		795,000	806,859
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A1
3.40%	07/25/19		256,135	257,162
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010, Class A1
3.32%	07/25/20		66,182	66,323
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K717, Class A1
2.34%	02/25/21		520,191	517,095
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF05, Class A
(LIBOR USD 1-Month plus 0.35%)
2.35%	09/25/21	[1]	233,393	233,632
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF08, Class A
(LIBOR USD 1-Month plus 0.30%)
2.30%	01/25/22	[1]	389,675	390,148
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF09, Class A
(LIBOR USD 1-Month plus 0.38%)
2.38%	05/25/22	[1]	332,534	333,229
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF10, Class A
(LIBOR USD 1-Month plus 0.38%)
2.38%	07/25/22	[1]	420,806	421,643
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KGRP, Class A
(LIBOR USD 1-Month plus 0.38%)
2.38%	04/25/20	[1]	430,959	431,882
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ02, Class A2
2.60%	09/25/20		413,305	410,462
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP04, Class AG1

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial
Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.22%)
2.22%	07/25/20	[1]	$705,000	$705,863
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP04, Class AG2
(LIBOR USD 1-Month plus 0.20%)
2.20%	10/25/19	[1]	625,000	625,038
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS02, Class A
(LIBOR USD 1-Month plus 0.38%)
2.38%	08/25/23	[1]	615,667	616,241
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q004, Class AFL
(Federal Reserve US 12-Month Cumulative Average plus 0.74%)
2.30%	10/25/21	[1]	487,649	488,128
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
(LIBOR USD 1-Month plus 0.53%)
2.62%	03/09/21	[1]	403,444	402,783

				9,879,477

U.S. Agency Mortgage-Backed — 25.76%
Fannie Mae Pool 111643
(US Treasury Yield Curve Rate T Note Constant Maturity 3 Year plus 1.57%)
2.64%	09/01/20	[1]	1,071	1,068
Fannie Mae Pool 254548
5.50%	12/01/32		142,792	154,717
Fannie Mae Pool 464321
4.36%	01/01/20		660,212	670,664
Fannie Mae Pool 468769
3.42%	09/01/18		1,059,136	1,060,239
Fannie Mae Pool 523829
8.00%	11/01/19		14,382	14,538
Fannie Mae Pool 555098
(LIBOR USD 12-Month plus 1.64%)
3.40%	11/01/32	[1]	21,269	22,177
Fannie Mae Pool 555424
5.50%	05/01/33		92,928	101,003
Fannie Mae Pool 567002
8.00%	05/01/23		27,709	29,535
Fannie Mae Pool 655133
7.00%	08/01/32		7,794	8,050
Fannie Mae Pool 655151
7.00%	08/01/32		14,831	15,461
Fannie Mae Pool 762525

See accompanying notes to Schedule of Portfolio Investments.

128  /  N-Q Report June 2018

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
6.50%	11/01/33		$27,550	$29,611
Fannie Mae Pool 770900
(LIBOR USD 12-Month plus 1.55%)
3.92%	04/01/34	[1]	174,897	178,512
Fannie Mae Pool 893489
(LIBOR USD 12-Month plus 1.62%)
3.37%	09/01/36	[1]	30,530	31,880
Fannie Mae Pool AD0538
6.00%	05/01/24		67,035	70,552
Fannie Mae Pool AE0443
6.50%	10/01/39		106,873	117,815
Fannie Mae Pool AL0851
6.00%	10/01/40		96,019	105,926
Fannie Mae Pool AM7028
(LIBOR USD 1-Month plus 0.24%)
2.24%	10/01/19	[1]	1,040,000	1,039,695
Fannie Mae REMICS, Series 1993-80, Class S
(-1.22 X LIBOR USD 1-Month plus 10.87%, 10.87% Cap)
8.32%	05/25/23	[1]	1,084	1,185
Fannie Mae REMICS, Series 2001-42, Class SB
(-16.00 X LIBOR USD 1-Month plus 128.00%, 8.50% Cap)
8.50%	09/25/31	[1]	1,700	1,978
Fannie Mae REMICS, Series 2001-60, Class OF
(LIBOR USD 1-Month plus 0.95%)
3.04%	10/25/31	[1]	130,485	133,212
Fannie Mae REMICS, Series 2002-30, Class FB
(LIBOR USD 1-Month plus 1.00%)
3.09%	08/25/31	[1]	167,304	170,671
Fannie Mae REMICS, Series 2003-124, Class TS
(-14.00 X LIBOR USD 1-Month plus 100.80%, 9.80% Cap)
9.80%	01/25/34	[1]	20,030	23,099
Fannie Mae REMICS, Series 2003-134, Class FC
(LIBOR USD 1-Month plus 0.60%)
2.69%	12/25/32	[1]	534,356	540,910
Fannie Mae REMICS, Series 2004-38, Class FT
(LIBOR USD 1-Month plus 0.43%)
2.52%	10/25/33	[1]	65,159	65,159
Fannie Mae REMICS, Series 2004-60, Class FW
(LIBOR USD 1-Month plus 0.45%)
2.54%	04/25/34	[1]	504,542	506,726
Fannie Mae REMICS, Series 2004-79, Class F

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.30%)
2.39%	08/25/32	[1]	$59,351	$59,364
Fannie Mae REMICS, Series 2004-96, Class MT
(-17.50 X LIBOR USD 1-Month plus 125.13%, 7.00% Cap)
7.00%	12/25/34	[1]	10,049	10,405
Fannie Mae REMICS, Series 2005-114, Class PF
(LIBOR USD 1-Month plus 0.38%)
2.47%	08/25/35	[1]	701,764	702,690
Fannie Mae REMICS, Series 2006-84, Class WF
(LIBOR USD 1-Month plus 0.30%)
2.39%	02/25/36	[1]	85,434	85,468
Fannie Mae REMICS, Series 2007-68, Class SC (IO)
(-1.00 X LIBOR USD 1-Month plus 6.70%, 6.70% Cap)
4.61%	07/25/37	[1]	136,835	21,419
Fannie Mae REMICS, Series 2008-47, Class PF
(LIBOR USD 1-Month plus 0.50%)
2.59%	06/25/38	[1]	21,103	21,121
Fannie Mae REMICS, Series 2009-111, Class DA
5.00%	12/25/39		25,847	26,384
Fannie Mae REMICS, Series 2009-33, Class FB
(LIBOR USD 1-Month plus 0.82%)
2.91%	03/25/37	[1]	172,772	176,670
Fannie Mae REMICS, Series 2010-109, Class PF
(LIBOR USD 1-Month plus 0.40%)
2.49%	10/25/40	[1]	97,200	97,875
Fannie Mae REMICS, Series 2010-26, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.23%, 6.23% Cap)
4.14%	11/25/36	[1]	531,516	71,299
Fannie Mae REMICS, Series 2010-35, Class FL
(LIBOR USD 1-Month plus 0.45%)
2.54%	07/25/38	[1]	82,818	82,854
Fannie Mae REMICS, Series 2011-124, Class DF
(LIBOR USD 1-Month plus 0.45%)
2.54%	08/25/40	[1]	506,600	508,902
Fannie Mae REMICS, Series 2011-71, Class FB
(LIBOR USD 1-Month plus 0.50%)
2.59%	05/25/37	[1]	220,017	220,915
Fannie Mae REMICS, Series 2011-8, Class PF

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  129

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.50%)
2.59%	01/25/40[1]	$128,390	$129,059
Fannie Mae REMICS, Series 2012-19, Class FP
(LIBOR USD 1-Month plus 0.50%)
2.59%	12/25/39[1]	713,954	726,303
Fannie Mae REMICS, Series 2012-33, Class F
(LIBOR USD 1-Month plus 0.52%)
2.61%	04/25/42[1]	733,115	740,711
Fannie Mae REMICS, Series 2013-75, Class FC
(LIBOR USD 1-Month plus 0.25%)
2.34%	07/25/42[1]	707,646	707,106
Fannie Mae REMICS, Series 2014-19, Class FA
(LIBOR USD 1-Month plus 0.40%)
2.49%	11/25/39[1]	321,680	322,719
Fannie Mae REMICS. Series 2004-92, Class FD
(LIBOR USD 1-Month plus 0.35%)
2.44%	05/25/34[1]	682,725	684,106
Freddie Mac Gold Pool C90237
6.50%	11/01/18	1,849	1,861
Freddie Mac Gold Pool C90474
7.00%	08/01/21	15,157	15,598
Freddie Mac Gold Pool D93410
6.50%	04/01/19	3,576	3,594
Freddie Mac Gold Pool G13107
5.50%	07/01/20	19,387	19,568
Freddie Mac REMICS, Series 1526, Class L
6.50%	06/15/23	2,628	2,777
Freddie Mac REMICS, Series 2368, Class AF
(LIBOR USD 1-Month plus 0.95%)
3.02%	10/15/31[1]	75,945	77,122
Freddie Mac REMICS, Series 2642, Class BW (IO)
5.00%	06/15/23	1,213	38
Freddie Mac REMICS, Series 2733, Class FB
(LIBOR USD 1-Month plus 0.60%)
2.67%	10/15/33[1]	976,314	988,903
Freddie Mac REMICS, Series 2763, Class FC
(LIBOR USD 1-Month plus 0.35%)
2.42%	04/15/32[1]	338,693	339,038
Freddie Mac REMICS, Series 2945, Class LD
4.00%	02/15/35	4,599	4,611

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 2990, Class DE
(LIBOR USD 1-Month plus 0.38%)
2.45%	11/15/34[1]	$450,649	$452,136
Freddie Mac REMICS, Series 2990, Class LE
(LIBOR USD 1-Month plus 0.32%)
2.39%	10/15/34[1]	406,016	406,676
Freddie Mac REMICS, Series 3066, Class PF
(LIBOR USD 1-Month plus 0.30%)
2.37%	04/15/35[1]	731,789	732,630
Freddie Mac REMICS, Series 3085, Class FW
(LIBOR USD 1-Month plus 0.70%)
2.77%	08/15/35[1]	601,122	611,980
Freddie Mac REMICS, Series 3139, Class FL
(LIBOR USD 1-Month plus 0.30%)
2.37%	01/15/36[1]	622,010	622,325
Freddie Mac REMICS, Series 3172, Class FK
(LIBOR USD 1-Month plus 0.45%)
2.52%	08/15/33[1]	211,572	211,806
Freddie Mac REMICS, Series 3196, Class FA
(LIBOR USD 1-Month plus 0.35%)
2.42%	04/15/32[1]	598,193	598,793
Freddie Mac REMICS, Series 3300, Class FA
(LIBOR USD 1-Month plus 0.30%)
2.37%	08/15/35[1]	559,443	560,308
Freddie Mac REMICS, Series 3325, Class NF
(LIBOR USD 1-Month plus 0.30%)
2.37%	08/15/35[1]	112,384	112,558
Freddie Mac REMICS, Series 3652, Class PF
(LIBOR USD 1-Month plus 0.75%)
2.82%	07/15/32[1]	41,435	41,674
Freddie Mac REMICS, Series 3767, Class JF
(LIBOR USD 1-Month plus 0.30%)
2.37%	02/15/39[1]	492,530	494,438
Freddie Mac REMICS, Series 3792, Class DF
(LIBOR USD 1-Month plus 0.40%)
2.47%	11/15/40[1]	262,573	262,996
Freddie Mac REMICS, Series 3806, Class DF

See accompanying notes to Schedule of Portfolio Investments.

130  /  N-Q Report June 2018

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.40%)
2.47%	08/15/25[1]	$207,786	$208,405
Freddie Mac REMICS, Series 3828, Class TF
(LIBOR USD 1-Month plus 0.40%)
2.47%	04/15/29[1]	74,232	74,317
Freddie Mac REMICS, Series 3845, Class FQ
(LIBOR USD 1-Month plus 0.25%)
2.32%	02/15/26[1]	357,404	357,862
Freddie Mac REMICS, Series 3895, Class BF
(LIBOR USD 1-Month plus 0.50%)
2.57%	07/15/41[1]	350,894	354,735
Freddie Mac REMICS, Series 3940, Class PF
(LIBOR USD 1-Month plus 0.35%)
2.42%	05/15/40[1]	898,376	899,769
Freddie Mac REMICS, Series 3946, Class FG
(LIBOR USD 1-Month plus 0.35%)
2.42%	10/15/39[1]	463,222	464,158
Freddie Mac REMICS, Series 4109, Class KF
(LIBOR USD 1-Month plus 0.40%)
2.47%	05/15/32[1]	122,694	122,967
Freddie Mac Strips, Series 263, Class F5
(LIBOR USD 1-Month plus 0.50%)
2.57%	06/15/42[1]	553,046	558,832
Ginnie Mae II Pool 80546 (US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.13%	10/20/31[1]	12,171	12,616
Ginnie Mae II Pool 80610 (US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
2.63%	06/20/32[1]	136,338	141,471
Ginnie Mae II Pool 80614 (US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
2.75%	07/20/32[1]	18,147	18,812
Ginnie Mae II Pool 80687 (US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
2.63%	04/20/33[1]	119,990	124,651
Ginnie Mae II Pool 8339 (US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.13%	12/20/23[1]	17,585	17,951
Ginnie Mae II Pool 8684

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
2.75%	08/20/25	[1]	$30,248	$31,046
Ginnie Mae II Pool MA0331 (US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
2.75%	08/20/42[1]		198,247	204,618
Ginnie Mae, Series 2001-19, Class F
(LIBOR USD 1-Month plus 0.50%)
2.59%	05/16/31[1]		397,576	400,574
Ginnie Mae, Series 2001-22, Class FK
(LIBOR USD 1-Month plus 0.35%)
2.44%	05/16/31[1]		824,980	828,157
Ginnie Mae, Series 2001-51, Class FA
(LIBOR USD 1-Month plus 0.50%)
2.59%	10/16/31[1]		667,244	670,004
Ginnie Mae, Series 2002-16, Class FV
(LIBOR USD 1-Month plus 0.40%)
2.49%	02/16/32[1]		902,139	907,193
Ginnie Mae, Series 2002-20, Class FC
(LIBOR USD 1-Month plus 0.30%)
2.39%	03/16/32[1]		182,365	182,540
Ginnie Mae, Series 2002-72, Class FB
(LIBOR USD 1-Month plus 0.40%)
2.48%	10/20/32[1]		187,941	188,618
Ginnie Mae, Series 2002-72, Class FC
(LIBOR USD 1-Month plus 0.40%)
2.48%	10/20/32[1]		179,248	179,893
Ginnie Mae, Series 2003-42, Class FA
(LIBOR USD 1-Month plus 0.40%)
2.49%	07/16/31[1]		871,632	876,104
Ginnie Mae, Series 2004-2, Class FW
(LIBOR USD 1-Month plus 1.40%)
3.38%	01/16/34[1]		488,410	506,305
Ginnie Mae, Series 2009-66, Class UF
(LIBOR USD 1-Month plus 1.00%)
3.09%	08/16/39[1]		178,177	182,606
Ginnie Mae, Series 2009-92, Class FC
(LIBOR USD 1-Month plus 0.80%)
2.89%	10/16/39[1]		185,205	188,541
Ginnie Mae, Series 2011-70, Class IL (IO)
(-1.00 X LIBOR USD 1-Month plus 7.10%, 6.50% Cap)
0.60%	06/16/37[1]		2,537,075	49,255
Ginnie Mae, Series 2012-10, Class FP
(LIBOR USD 1-Month plus 0.30%)
2.38%	01/20/41[1]		136,833	136,979
Ginnie Mae, Series 2012-13, Class KF

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  131

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
(LIBOR USD 1-Month plus 0.30%)
2.38%	07/20/38	[1]	$349,248	$350,095
NCUA Guaranteed Notes, Series 2010-R1, Class A1
(LIBOR USD 1-Month plus 0.45%)
2.47%	10/07/20	[1]	1,085,670	1,088,765
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
(LIBOR USD 1-Month plus 0.56%)
2.65%	12/08/20	[1]	614,420	617,607
NCUA Guaranteed Notes, Series 2011-R3, Class 1A
(LIBOR USD 1-Month plus 0.40%)
2.41%	03/11/20	[1]	236,987	237,404

				28,234,033

Total Mortgage-Backed (Cost $42,026,117)				42,078,217

U.S. TREASURY SECURITIES — 23.10%
U.S. Treasury Notes — 23.10%
U.S. Treasury Notes
2.25%	03/31/20		12,550,000	12,494,131
2.38%	04/30/20		3,545,000	3,535,898
2.38%	04/15/21		1,260,000	1,252,076
2.50%	05/31/20		4,975,000	4,973,130
2.63%	05/15/21		3,060,000	3,060,315

Total U.S. Treasury Securities (Cost $25,358,517)				25,315,550

Total Bonds – 89.71% (Cost $98,381,793)				98,308,799

Issues	Maturity Date		Principal Amount/ Share	Value
SHORT-TERM INVESTMENTS — 11.20%
Commercial Paper — 1.06%
Pfizer, Inc.
0.51%[9]	07/03/18		600,000	$ 599,874
United Parcel Service, Inc.
1.35%[9]	07/09/18		560,000	559,828

				1,159,702

Foreign Government Obligations — 4.82%
Japan Treasury Discount Bill, Series 763 (Japan)
0.00%[10]	09/10/18[4]		585,000,000	5,282,777

Issues	Maturity Date		Principal Amount/ Share	Value
SHORT-TERM INVESTMENTS (continued)
Money Market Funds — 2.12%
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
1.81%[9]			2,330,000	$2,330,000

U.S. Treasury Bills — 3.20%
U.S. Treasury Bills
1.84%[10]	09/13/18	[11]	$26,000	25,901
U.S. Treasury Bills (WI)
1.94%[10]	10/25/18		3,500,000	3,478,366

				3,504,267

Total Short-Term Investments (Cost $12,290,935)				12,276,746

Total Investments – 100.91% (Cost $110,672,728)				110,585,545

Liabilities in Excess of Other Assets – (0.91)%				(994,443)

Net Assets – 100.00%				$109,591,102

[1]	Floating rate security. The rate disclosed was in effect at June 30, 2018.

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Non-income producing security.

[6]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[7]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $30,500, which is 0.03% of total net assets.

[8]	Security is currently in default with regard to scheduled interest or principal payments.

[9]	Represents the current yield as of June 30, 2018.

[10]	Represents annualized yield at date of purchase.

[11]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $25,901.

†

Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

See accompanying notes to Schedule of Portfolio Investments.

132  /  N-Q Report June 2018

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(USD): U.S. dollar

(WI): When issued

Currency to be Purchased	Currency to be Sold	Counterparty		Settlement Date	Unrealized Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 5,326,477	JPY 585,000,000	Goldman Sachs International		09/10/18	$18,075

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two Year Note	44	09/28/18	$9,320,438	$7,820	$7,820

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  133

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 94.91%
ASSET-BACKED SECURITIES — 13.94%**
321 Henderson Receivables VI LLC Series 2010-1A, Class B
9.31%	07/15/61	[1]	$418,498	$473,335
Access Group, Inc., Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.70%)
2.79%	07/25/56	[1,2]	4,864,919	4,865,293
AIMCO CLO, Series 2014-AA, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.10%)
3.46%	07/20/26	[1,2,3]	2,900,000	2,900,399
ARES XXIX CLO Ltd., Series 2014-1A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.19%)
3.54%	04/17/26	[1,2,3]	8,675,000	8,684,785
Babson CLO, Inc., Series 2044-1A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
3.51%	07/20/25	[1,2,3]	7,005,000	7,008,776
Barings CLO Ltd., Series 2018-3A, Class A1 (Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
3.02%	07/20/29	[1,2,3]	6,400,000	6,400,001
Bayview Commercial Asset Trust, Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.37%)
2.46%	01/25/35	[1,2]	781,941	773,281
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.30%)
2.39%	04/25/35	[1,2]	1,395,617	1,360,813
BlueMountain CLO Ltd., Series 2014-2A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.93%)
3.29%	07/20/26	[1,2,3]	2,100,000	2,102,283
BlueMountain CLO Ltd., Series 2015-1A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.33%)
3.67%	04/13/27	[1,2,3]	6,090,000	6,115,791
Brazos Higher Education Authority, Inc., Series 2005-3, Class A16
(LIBOR USD 3-Month plus 0.20%)
2.54%	06/25/26	[2]	85,162	84,261
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.80%)
3.13%	02/25/30	[2]	68,803	69,173
CIT Education Loan Trust, Series 2007-1, Class A
(LIBOR USD 3-Month plus 0.09%)
2.43%	03/25/42	[1,2]	3,140,062	3,044,990

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
CIT Education Loan Trust, Series 2007-1, Class B
(LIBOR USD 3-Month plus 0.30%)
2.64%	06/25/42	[1,2]	$2,806,697	$2,553,793
Dryden 30 Senior Loan Fund, Series 2013-30A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.82%)
3.16%	11/15/28	[1,2,3]	7,500,000	7,482,585
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR (Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
3.25%	10/15/27	[1,2,3]	9,500,000	9,506,624
Eaton Vance CLO Ltd., Series 2014-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
3.55%	07/15/26	[1,2,3]	8,000,000	8,000,618
Edsouth Indenture No. 3 LLC, Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.73%)
2.82%	04/25/39	[1,2]	182,551	183,175
Education Loan Asset-Backed Trust, Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
2.89%	04/26/32	[1,2]	3,465,000	3,484,942
Educational Funding of the South, Inc., Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
3.14%	03/25/36	[2]	99,634	100,133
EFS Volunteer No. 2 LLC, Series 2012-1, Class A2
(LIBOR USD 1-Month plus 1.35%)
3.44%	03/25/36	[1,2]	6,400,000	6,516,966
Flagship CLO VIII, Ltd. (Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
2.90%	01/16/26	[1,2,3]	8,000,000	7,997,409
GCO Education Loan Funding Trust, Series 2006-2AR, Class A1RN
(LIBOR USD 1-Month plus 0.65%)
2.74%	08/27/46	[1,2]	2,665,993	2,629,138
Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/29	[1,3]	1,545,167	1,503,286
Goal Capital Funding Trust, Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
2.78%	08/25/42	[2]	505,858	475,695
Higher Education Funding, Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
3.38%	05/25/34	[1,2]	1,686,424	1,696,436

See accompanying notes to Schedule of Portfolio Investments.

134  /  N-Q Report June 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
J.G. Wentworth XXXVIII LLC, Series 2017-1A, Class A
3.99%	08/16/60	[1]	$3,924,123	$3,929,136
LCM XXI LP, Series 21A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.88%)
3.24%	04/20/28	[1,2,3]	3,575,000	3,572,254
Limerock CLO III Ltd., Series 2014-3A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
3.56%	10/20/26	[1,2,3]	8,000,000	8,009,240
Mill Creek II CLO Ltd., Series 2016-1A, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 1.75%)
4.11%	04/20/28	[1,2,3]	5,590,000	5,651,117
Navient Student Loan Trust 2018-3A, Class A3
(LIBOR USD 1-Month plus 0.80%)
2.89%	03/25/67	[1,2]	3,500,000	3,507,525
Navient Student Loan Trust, Series 2014-1, Class A4
(LIBOR USD 1-Month plus 0.75%)
2.71%	02/25/39	[2]	3,840,000	3,803,434
Navient Student Loan Trust, Series 2014-8, Class A3
(LIBOR USD 1-Month plus 0.60%)
2.69%	05/27/49	[2]	6,120,000	6,152,154
Navient Student Loan Trust, Series 2015-1, Class A2
(LIBOR USD 1-Month plus 0.60%)
2.69%	04/25/40	[2]	9,309,575	9,339,738
Navient Student Loan Trust, Series 2016-2A, Class A3
(LIBOR USD 1-Month plus 1.50%)
3.59%	06/25/65	[1,2]	11,200,000	11,703,913
Navient Student Loan Trust, Series 2017-1A, Class A3
(LIBOR USD 1-Month plus 1.15%)
3.24%	07/26/66	[1,2]	16,200,000	16,621,798
Navient Student Loan Trust, Series 2017-3A, Class A3
(LIBOR USD 1-Month plus 1.05%)
3.14%	07/26/66	[1,2]	18,400,000	18,850,347
Nelnet Student Loan Trust, Series 2006-2, Class B
(LIBOR USD 3-Month plus 0.20%)
2.56%	01/25/38	[2]	4,281,282	4,019,907
Nelnet Student Loan Trust, Series 2007-1, Class A3
(LIBOR USD 3-Month plus 0.07%)
2.40%	05/27/25	[2]	2,441,706	2,431,965

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Series 2012-5A, Class A
(LIBOR USD 1-Month plus 0.60%)
2.69%	10/27/36	[1,2]	$145,117	$144,931
Nelnet Student Loan Trust, Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
3.04%	11/25/48	[1,2]	1,865,000	1,890,085
Nelnet Student Loan Trust, Series 2015-1A, Class A
(LIBOR USD 1-Month plus 0.59%)
2.68%	04/25/46	[1,2]	2,787,525	2,789,935
Nelnet Student Loan Trust, Series 2015-3A, Class A3
(LIBOR USD 1-Month plus 0.90%)
2.99%	06/25/54	[1,2]	11,000,000	11,007,393
Northstar Education Finance, Inc., Series 2007-1, Class A2
(1.00 X LIBOR USD 3-Month plus 0.75%)
3.11%	01/29/46	[2]	135,000	133,835
PHEAA Student Loan Trust, Series 2013-3A, Class A
(LIBOR USD 1-Month plus 0.75%)
2.84%	11/25/42	[1,2]	4,385,321	4,411,486
Scholar Funding Trust, Series 2011-A, Class A
(LIBOR USD 3-Month plus 0.90%)
3.26%	10/28/43	[1,2]	122,458	122,899
Scholar Funding Trust, Series 2012-B, Class A2
(LIBOR USD 1-Month plus 1.10%)
3.20%	03/28/46	[1,2]	125,937	127,061
SLC Student Loan Trust I, Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61%	07/01/42	[1,2]	200,000	159,524
SLC Student Loan Trust I, Series 2005-3, Class A4
(LIBOR USD 3-Month plus 0.15%)
2.49%	12/15/39	[2]	13,800,000	13,243,646
SLC Student Loan Trust, Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
2.63%	08/15/31	[2]	653,972	619,005
SLC Student Loan Trust, Series 2005-2, Class A4
(LIBOR USD 3-Month plus 0.16%)
2.50%	12/15/39	[2]	12,000,000	11,561,755
SLC Student Loan Trust, Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.16%)
2.50%	03/15/55	[2]	13,120,000	12,689,807

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  135

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust, Series 2008-1, Class A4A
(LIBOR USD 3-Month plus 1.60%)
3.94%	12/15/32	[2]	$4,057,905	$4,196,428
SLM Student Loan Trust I, Series 2003-12, Class B
(LIBOR USD 3-Month plus 0.59%)
2.93%	03/15/38	[2]	5,762,084	5,532,003
SLM Student Loan Trust I, Series 2014-2, Class A3
(LIBOR USD 1-Month plus 0.59%)
2.55%	03/25/55	[2]	14,253,095	14,348,945
SLM Student Loan Trust, Series 2003-4, Class A5D
(LIBOR USD 3-Month plus 0.75%)
3.09%	03/15/33	[1,2]	2,789,650	2,780,788
SLM Student Loan Trust, Series 2003-7, Class B
(LIBOR USD 3-Month plus 0.57%)
2.91%	09/15/39	[2]	4,051,147	3,906,425
SLM Student Loan Trust, Series 2004-10, Class B
(LIBOR USD 3-Month plus 0.37%)
2.73%	01/25/40	[2]	11,525,720	10,975,055
SLM Student Loan Trust, Series 2004-2, Class B
(LIBOR USD 3-Month plus 0.47%)
2.83%	07/25/39	[2]	698,648	668,903
SLM Student Loan Trust, Series 2006-2, Class A6
(LIBOR USD 3-Month plus 0.17%)
2.53%	01/25/41	[2]	13,800,000	13,496,383
SLM Student Loan Trust, Series 2006-8, Class A6
(LIBOR USD 3-Month plus 0.16%)
2.52%	01/25/41	[2]	1,800,000	1,754,620
SLM Student Loan Trust, Series 2007-2, Class B
(LIBOR USD 3-Month plus 0.17%)
2.53%	07/25/25	[2]	12,800,000	11,724,937
SLM Student Loan Trust, Series 2007-3, Class A4
(LIBOR USD 3-Month plus 0.06%)
2.42%	01/25/22	[2]	215,000	210,852
SLM Student Loan Trust, Series 2007-3, Class B
(LIBOR USD 3-Month plus 0.15%)
2.51%	01/25/28	[2]	12,800,000	11,782,132
SLM Student Loan Trust, Series 2007-7, Class B
(LIBOR USD 3-Month plus 0.75%)
3.11%	10/27/70	[2]	2,195,000	2,083,820

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-2, Class A3
(LIBOR USD 3-Month plus 0.75%)
3.11%	04/25/23	[2]	$17,828,627	$17,779,286
SLM Student Loan Trust, Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
3.56%	01/25/83	[2]	1,000,000	963,498
SLM Student Loan Trust, Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
3.56%	04/26/83	[2]	710,000	695,780
SLM Student Loan Trust, Series 2008-4, Class A4
(LIBOR USD 3-Month plus 1.65%)
4.01%	07/25/22	[2]	1,594,089	1,628,280
SLM Student Loan Trust, Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
4.21%	04/25/73	[2]	710,000	712,596
SLM Student Loan Trust, Series 2008-5, Class A4
(LIBOR USD 3-Month plus 1.70%)
4.06%	07/25/23	[2]	14,228,130	14,612,662
SLM Student Loan Trust, Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
4.21%	07/25/73	[2]	7,315,000	7,540,077
SLM Student Loan Trust, Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
4.21%	07/26/83	[2]	710,000	727,490
SLM Student Loan Trust, Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
4.21%	07/26/83	[2]	820,000	837,769
SLM Student Loan Trust, Series 2008-8, Class A4
(LIBOR USD 3-Month plus 1.50%)
3.86%	04/25/23	[2]	3,210,000	3,287,958
SLM Student Loan Trust, Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
4.61%	10/25/75	[2]	735,000	774,240
SLM Student Loan Trust, Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
3.86%	04/25/23	[2]	4,949,763	5,048,661
SLM Student Loan Trust, Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
4.61%	10/25/83	[2]	7,235,000	7,544,745

See accompanying notes to Schedule of Portfolio Investments.

136  /  N-Q Report June 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2009-3, Class A
(LIBOR USD 1-Month plus 0.75%)
2.84%	01/25/45	[1,2]	$9,902,503	$9,989,855
SLM Student Loan Trust, Series 2011-1, Class A2
(LIBOR USD 1-Month plus 1.15%)
3.24%	10/25/34	[2]	2,680,000	2,747,279
SLM Student Loan Trust, Series 2011-2, Class A2
(LIBOR USD 1-Month plus 1.20%)
3.29%	10/25/34	[2]	4,035,000	4,130,885
SLM Student Loan Trust, Series 2012-1, Class A3
(LIBOR USD 1-Month plus 0.95%)
2.91%	09/25/28	[2]	1,103,656	1,108,169
SLM Student Loan Trust, Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
2.79%	01/25/29	[2]	1,608,988	1,606,444
SLM Student Loan Trust, Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
2.61%	05/26/26	[2]	4,174,627	4,147,991
SLM Student Loan Trust, Series 2012-7, Class B
(LIBOR USD 1-Month plus 1.80%)
3.76%	09/25/43	[2]	2,200,000	2,218,428
SLM Student Loan Trust, Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
2.64%	06/25/43	[2]	1,555,449	1,560,926
SLM Student Loan Trust, Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.60%)
2.56%	02/26/29	[2]	1,549,457	1,541,279
Structured Receivables Finance LLC, Series 2010-A, Class B
7.61%	01/16/46	1,†	1,910,976	2,157,860
Structured Receivables Finance LLC, Series 2010-B, Class B
7.97%	08/15/36	[1]	1,284,222	1,451,665
Voya CLO Ltd., Series 2014-3A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 0.72%)
3.08%	07/25/26	[1,2,3]	3,560,000	3,549,095
Voya CLO Ltd., Series 2015-2A, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 1.40%)
3.76%	07/23/27	[1,2,3]	8,440,000	8,462,543

Total Asset-Backed Securities (Cost $433,146,966)				442,794,623

Issues	Maturity Date		Principal Amount	Value
BANK LOANS — 0.90%*
Communications — 0.14%
SBA Communications, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.10%	04/04/25	[2]	$2,285,000	$2,272,958
Sprint Communications, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.63%	02/02/24	[2]	498,737	497,179
Unitymedia Finance LLC, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.07%	06/01/23	[2]	1,600,000	1,591,496

				4,361,633

Consumer Discretionary — 0.03%
Reynolds Group Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.84%	02/05/23	[2]	810,593	809,917

Electric — 0.06%
Chief Power Finance LLC, Term Loan B, 1st Lien
(LIBOR plus 4.75%)
6.85%	12/31/20	[2,4,5]	1,437,539	1,314,155
Homer City Generation LP, Term Loan B, 1st Lien
(LIBOR plus 11.00%)
13.10%	04/05/23	[2,4,5]	716,860	672,185

				1,986,340

Energy — 0.00%
Vistra Operations Co. LLC, Term Loan B1, 1st Lien
(LIBOR plus 2.00%)
4.09%	08/04/23	[2]	115,569	114,910

Finance — 0.08%
Delos Finance SARL, Term Loan B, 1st Lien
(LIBOR plus 1.75%)
4.08%	10/06/23	[2]	2,652,629	2,655,945

Gaming — 0.05%
Las Vegas Sands LLC, Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.84%	03/27/25	[2]	1,596,000	1,587,166

Health Care — 0.10%
Iqvia, Inc., Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
4.08%	06/11/25	[2]	750,000	744,375
Kindred At Home, Delayed-Draw Term Loan, 1st Lien
3.75%	07/02/25	[2]	576,923	574,038

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018 / 137

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
BANK LOANS (continued)
Health Care (continued)
Kindred At Home, Term Loan, 1st Lien
(LIBOR plus 3.75%)
6.09%	07/02/25[2]	$923,077	$918,462
Valeant Pharmaceuticals International, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.98%	06/02/25[2]	1,000,000	997,920

			3,234,795

Industrials — 0.06%
Tyco International Holdings SARL, Term Loan
(LIBOR plus 1.38%)
3.38%	03/02/20[2,4,5]	2,062,031	2,060,103

Information Technology — 0.30%
Dell International LLC, Term Loan A3, 1st Lien
(LIBOR plus 1.50%)
3.60%	12/31/18[2]	4,049,655	4,046,111
First Data Corp., Term Loan, 1st Lien
(LIBOR plus 2.00%)
4.09%	04/26/24[2]	3,075,353	3,061,345
Quintiles IMS, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.33%	03/07/24[2]	675,505	675,823
SS&C Technologies, Inc., Term Loan B3, 1st Lien
(LIBOR plus 2.50%)
4.59%	04/16/25[2]	1,178,530	1,180,245
SS&C Technology Holdings Europe SARL, Term Loan B4, 1st Lien
(LIBOR plus 2.50%)
4.59%	04/16/25[2]	445,853	446,502

			9,410,026

Real Estate Investment Trust (REIT) — 0.06%
Ventas Realty LP, Term Loan A
(LIBOR plus 0.98%)
2.98%	08/03/20[2]	1,865,000	1,855,675

Retail — 0.02%
BC ULC/New Red Finance, Inc., Term Loan B, 1st Lien (Canada)
(LIBOR plus 2.25%)
4.34%	02/16/24[2,3]	493,737	492,271

Total Bank Loans (Cost $28,761,692)			28,568,781

Issues	Maturity Date	Principal Amount	Value
CORPORATES — 33.58%*
Automotive — 0.20%
General Motors Co.
3.50%	10/02/18	$5,710,000	$5,721,170
Metalsa SA de CV, Series REGS (Mexico)
4.90%	04/24/23[3]	500,000	488,750

			6,209,920

Banking — 6.00%
Banco Continental Sa Via Continental Senior Trustees, Series REGS (Peru)
5.50%	11/18/20[3]	950,000	985,625
Banco Internacional del Peru SAA Interbank, Series REGS (Peru)
6.63%	03/19/29[3,6]	250,000	265,700
Banco Nacional de Comercio Exterior SNC/Cayman Islands (Mexico)
3.80%	08/11/26[1,3,6]	2,000,000	1,928,200
Bank of America Corp.
2.74%	01/23/22[6]	10,270,000	10,091,033
3.42%	12/20/28[6]	583,000	549,651
3.71%	04/24/28[6]	10,760,000	10,358,448
Bank of America Corp. (GMTN)
2.37%	07/21/21[6]	6,175,000	6,050,592
3.59%	07/21/28[6]	7,310,000	6,954,288
Bank of America Corp. (MTN)
3.09%	10/01/25[6]	5,605,000	5,341,725
3.82%	01/20/28[6]	1,985,000	1,938,354
4.00%	04/01/24	649,000	655,186
Discover Bank
2.60%	11/13/18	10,870,000	10,880,698
Global Bank Corp. (Panama)
4.50%	10/20/21[1,3]	540,000	527,040
Grupo Aval Ltd., Series REGS (Colombia)
4.75%	09/26/22[3]	500,000	496,950
JPMorgan Chase & Co.
2.55%	10/29/20	657,000	646,447
3.22%	03/01/25[6]	13,070,000	12,622,183
3.54%	05/01/28[6]	7,499,000	7,192,430
3.90%	07/15/25	3,864,000	3,860,188
6.30%	04/23/19	4,925,000	5,065,717
JPMorgan Chase Bank N.A.
2.60%	02/01/21[6]	10,835,000	10,741,172
JPMorgan Chase Bank N.A. (BKNT)
(LIBOR USD 3-Month plus 0.29%)
2.65%	02/01/21[2]	9,000,000	9,002,291
Lloyds Banking Group PLC (United Kingdom)
2.91%	11/07/23[3,6]	5,780,000	5,511,412
PNC Bank N.A. (BKNT)
1.45%	07/29/19	4,000,000	3,943,754

See accompanying notes to Schedule of Portfolio Investments.

138  /  N-Q Report June 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Santander UK Group Holdings PLC (United Kingdom)
2.88%	08/05/21	[3]	$1,300,000	$1,259,921
3.37%	01/05/24	[3,6]	3,000,000	2,887,149
Santander UK PLC (United Kingdom)
2.50%	03/14/19	[3]	3,000,000	2,994,708
3.05%	08/23/18	[3]	425,000	425,353
5.00%	11/07/23	[1,3]	3,100,000	3,152,928
UBS AG/London (Switzerland)
(LIBOR USD 3-Month plus 0.32%)
2.64%	05/28/19	[1,2,3]	3,000,000	3,006,120
UBS AG/Stamford CT (GMTN) (Switzerland)
2.38%	08/14/19	[3]	5,000,000	4,972,075
Wells Fargo & Co.
3.00%	04/22/26		16,985,000	15,580,519
3.00%	10/23/26		6,435,000	5,948,105
Wells Fargo & Co. (MTN)
3.58%	05/22/28	[6]	10,490,000	9,994,820
Wells Fargo Bank N.A. (BKNT)
2.15%	12/06/19		10,000,000	9,888,482
2.40%	01/15/20		15,000,000	14,860,568

				190,579,832

Communications — 3.33%
Altice U.S. Finance I Corp.
5.38%	07/15/23	[1]	500,000	498,750
5.50%	05/15/26	[1]	1,500,000	1,451,250
AMC Networks, Inc.
4.75%	08/01/25		1,580,000	1,524,700
AT&T, Inc.
3.40%	05/15/25		4,000,000	3,756,852
4.30%	02/15/30	[1]	4,700,000	4,432,533
4.35%	06/15/45		4,300,000	3,652,128
4.80%	06/15/44		5,322,000	4,840,418
5.15%	11/15/46	[1]	3,900,000	3,687,417
5.25%	03/01/37		3,620,000	3,573,341
CBS Corp.
3.38%	02/15/28		3,000,000	2,705,421
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%	02/01/28	[1]	4,381,000	4,035,996
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	[1]	225,000	224,743
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20		1,250,000	1,249,026
6.48%	10/23/45		1,700,000	1,800,215

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
CSC Holdings LLC
5.38%	02/01/28	[1]	$4,250,000	$3,941,875
8.63%	02/15/19		700,000	721,875
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[3]	5,057,000	4,549,783
9.75%	07/15/25	[1,3]	800,000	846,000
Level 3 Financing, Inc.
5.13%	05/01/23		1,178,000	1,158,858
5.38%	01/15/24		37,000	36,253
5.63%	02/01/23		1,190,000	1,192,975
Qwest Corp.
6.75%	12/01/21		2,235,000	2,388,656
Sirius XM Radio, Inc.
3.88%	08/01/22	[1]	1,379,000	1,332,459
Sprint Capital Corp.
6.88%	11/15/28		1,341,000	1,287,360
Sprint Communications, Inc.
9.00%	11/15/18	[1]	2,940,000	3,006,150
Sprint Corp.
7.63%	03/01/26		507,000	518,408
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[1]	7,726,875	7,649,993
4.74%	03/20/25	[1]	6,625,000	6,590,550
Time Warner Cable LLC
5.50%	09/01/41		3,392,000	3,165,765
5.88%	11/15/40		1,100,000	1,076,722
6.75%	07/01/18		3,606,000	3,606,000
T-Mobile USA, Inc.
4.50%	02/01/26		690,000	645,185
4.75%	02/01/28		2,481,000	2,295,049
Verizon Communications, Inc.
4.50%	08/10/33		5,430,000	5,275,519
4.86%	08/21/46		7,270,000	6,853,942
5.01%	04/15/49		2,810,000	2,747,092
Viacom, Inc.
3.45%	10/04/26		2,500,000	2,288,720
Virgin Media Secured Finance PLC (United Kingdom)
5.25%	01/15/26	[1,3]	840,000	780,150
5.50%	08/15/26	[1,3]	2,260,000	2,132,875
Warner Media LLC
3.80%	02/15/27		2,520,000	2,375,070

				105,896,074

Consumer Discretionary — 1.14%
Altria Group, Inc.
9.70%	11/10/18		2,197,000	2,250,796

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  139

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
Anheuser-Busch InBev Finance, Inc.
3.65%	02/01/26		$2,000,000	$1,961,503
4.90%	02/01/46		3,370,000	3,482,307
BAT Capital Corp.
2.30%	08/14/20	[1]	6,000,000	5,866,347
Central Garden & Pet Co.
5.13%	02/01/28		969,000	901,170
Constellation Brands, Inc.
2.00%	11/07/19		10,000,000	9,855,427
First Quality Finance Co., Inc.
4.63%	05/15/21	[1]	971,000	951,580
5.00%	07/01/25	[1]	634,000	581,695
High Ridge Brands Co.
8.88%	03/15/25	[1,4,5]	2,175,000	978,750
Molson Coors Brewing Co.
1.45%	07/15/19		3,196,000	3,144,067
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC
5.75%	10/15/20		3,202,901	3,208,906
Suntory Holdings Ltd. (Japan)
2.55%	09/29/19	[1,3]	3,015,000	2,992,056

				36,174,604

Electric — 2.49%
AES Panama SRL, Series REGS (Panama)
6.00%	06/25/22	[3]	250,000	258,125
Alabama Power Capital Trust V
5.44%	10/01/42	[6]	1,300,000	1,298,976
Cleco Power LLC
6.00%	12/01/40		1,575,000	1,841,944
Dominion Resources, Inc.
5.75%	10/01/54	[6]	2,875,000	3,010,125
Dominion Resources, Inc., Series A
1.88%	01/15/19		4,400,000	4,376,423
Duke Energy Carolinas LLC
3.70%	12/01/47		2,070,000	1,922,457
Duke Energy Progress LLC
3.25%	08/15/25		3,000,000	2,933,074
Duquesne Light Holdings, Inc.
6.40%	09/15/20	[1]	4,641,000	4,906,197
Entergy Corp.
4.00%	07/15/22		2,000,000	2,019,699
Entergy Louisiana LLC
6.50%	09/01/18		5,000,000	5,028,745
Eskom Holdings SOC Ltd., Series REGS (South Africa)
7.13%	02/11/25	[3]	1,000,000	959,800
ITC Holdings Corp.
3.65%	06/15/24		1,426,000	1,403,160

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Kansas City Power & Light Co.
3.15%	03/15/23		$6,250,000	$6,108,708
Metropolitan Edison Co.
4.00%	04/15/25	[1]	3,000,000	3,009,850
7.70%	01/15/19		7,230,000	7,424,556
MidAmerican Energy Co.
4.25%	05/01/46		3,310,000	3,366,388
NextEra Energy Operating Partners LP
4.50%	09/15/27	[1]	4,000,000	3,760,000
Oncor Electric Delivery Co. LLC
6.80%	09/01/18		1,000,000	1,006,022
Perusahaan Gas Negara Persero TBK PT (Indonesia)
5.13%	05/16/24	[1,3]	1,650,000	1,672,110
Public Service Co. of New Mexico
3.85%	08/01/25		3,500,000	3,439,030
5.35%	10/01/21		50,000	52,407
Public Service Electric & Gas Co., Series CC
9.25%	06/01/21		7,920,000	9,179,316
Southern Co. Gas Capital Corp.
3.25%	06/15/26		3,350,000	3,187,766
Southwestern Electric Power Co.
3.55%	02/15/22		3,000,000	3,020,319
6.45%	01/15/19		3,885,000	3,957,395

				79,142,592

Energy — 2.59%
Antero Resources Corp.
5.13%	12/01/22		400,000	402,020
Centennial Resource Production LLC
5.38%	01/15/26	[1]	700,000	682,500
CrownRock LP/CrownRock Finance, Inc.
5.63%	10/15/25	[1]	490,000	473,463
Diamondback Energy, Inc.
4.75%	11/01/24		53,000	51,807
5.38%	05/31/25		900,000	900,000
Enbridge Energy Partners LP
5.88%	10/15/25		2,500,000	2,699,033
Energy Transfer Equity LP
5.50%	06/01/27		500,000	501,250
5.88%	01/15/24		1,000,000	1,030,000
Energy Transfer Partners LP
5.15%	03/15/45		6,556,000	5,815,356
EQT Midstream Partners LP
5.50%	07/15/28		4,800,000	4,808,518
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[1]	1,375,000	1,430,457
Gulfport Energy Corp.
6.38%	05/15/25		315,000	307,519

See accompanying notes to Schedule of Portfolio Investments.

140  /  N-Q Report June 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Hess Corp.
7.88%	10/01/29	$1,855,000	$2,266,181
Kinder Morgan Energy Partners LP
5.80%	03/15/35	240,000	245,903
Kinder Morgan, Inc.
5.30%	12/01/34	1,000,000	993,081
5.63%	11/15/23[1]	3,572,000	3,807,905
Newfield Exploration Co.
5.75%	01/30/22	2,416,000	2,527,740
Noble Energy, Inc.
3.90%	11/15/24	934,000	927,261
Petrobras Global Finance BV (Netherlands)
4.38%	05/20/23[3]	360,000	337,320
Petroleos del Peru SA, Series REGS (Peru)
4.75%	06/19/32[3]	500,000	476,938
Petroleos Mexicanos (Mexico)
1.70%	12/20/22[3]	67,500	65,478
5.38%	03/13/22[3]	4,250,000	4,358,375
Plains All American Pipeline LP/PAA Finance Corp.
4.65%	10/15/25	6,250,000	6,234,747
Rockies Express Pipeline LLC
5.63%	04/15/20[1]	1,950,000	2,006,063
6.00%	01/15/19[1]	1,500,000	1,516,875
Ruby Pipeline LLC
6.00%	04/01/22[1]	6,123,485	6,300,679
Sabine Pass Liquefaction LLC
5.63%	03/01/25	3,000,000	3,190,313
Spectra Energy Partners LP
4.60%	06/15/21	3,810,000	3,916,137
Sunoco Logistics Partners Operations LP
5.40%	10/01/47	5,000,000	4,580,087
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.88%	04/15/26[1]	1,626,000	1,636,163
TC PipeLines LP
4.38%	03/13/25	3,000,000	2,969,841
4.65%	06/15/21	2,300,000	2,337,054
TransMontaigne Partners LP/ TLP Finance Corp.
6.13%	02/15/26	2,050,000	2,080,750
Transocean Proteus Ltd. (Cayman Islands)
6.25%	12/01/24[1,3]	1,598,850	1,620,834
USA Compression Partners LP/USA Compression Finance Corp.
6.88%	04/01/26[1]	1,709,000	1,775,224
Williams Cos., Inc. (The)
4.55%	06/24/24	3,000,000	3,007,500

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Williams Partners LP
3.60%	03/15/22	$1,354,000	$1,348,539
6.30%	04/15/40	2,000,000	2,242,276
WPX Energy, Inc.
5.75%	06/01/26	495,000	495,465

			82,366,652

Finance — 5.09%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.95%	02/01/22[3]	1,500,000	1,492,383
Air Lease Corp.
2.50%	03/01/21	3,450,000	3,361,702
2.63%	07/01/22	3,662,000	3,512,315
Alta Wind Holdings LLC
7.00%	06/30/35[1,4,5]	1,784,154	1,922,649
American Express Credit Corp. (MTN)
2.20%	03/03/20	5,000,000	4,935,600
Citigroup, Inc.
2.05%	12/07/18	5,000,000	4,989,044
2.50%	09/26/18	14,000,000	13,997,711
2.55%	04/08/19	3,150,000	3,144,318
3.14%	01/24/23[6]	5,000,000	4,902,668
3.67%	07/24/28[6]	3,500,000	3,337,791
8.50%	05/22/19	3,050,000	3,198,895
Fondo MIVIVIENDA SA, Series REGS (Peru)
3.50%	01/31/23[3]	1,000,000	965,800
Ford Motor Credit Co. LLC
2.02%	05/03/19	515,000	510,937
Ford Motor Credit Co. LLC (MTN)
2.94%	01/08/19	5,000,000	5,002,950
GE Capital International Funding Co. (Ireland)
4.42%	11/15/35[3]	4,462,000	4,330,442
General Motors Financial Co., Inc.
2.40%	05/09/19	2,500,000	2,488,870
3.10%	01/15/19	4,000,000	4,003,451
Goldman Sachs Group, Inc. (The)
2.55%	10/23/19	10,000,000	9,936,295
2.63%	01/31/19	10,000,000	10,006,025
2.90%	07/19/18	1,000,000	1,000,220
3.27%	09/29/25[6]	5,650,000	5,395,699
3.81%	04/23/29[6]	6,160,000	5,866,090
Goldman Sachs Group, Inc. (The) (GMTN)
7.50%	02/15/19	4,475,000	4,599,312
Goldman Sachs Group, Inc. (The) (MTN)
3.85%	07/08/24	9,710,000	9,637,321
Guanay Finance Ltd. (Cayman Islands)
6.00%	12/15/20[1,3]	134,510	135,519

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  141

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
International Lease Finance Corp.
6.25%	05/15/19		$3,000,000	$3,076,465
7.13%	09/01/18	[1]	9,072,000	9,142,308
Morgan Stanley
3.63%	01/20/27		2,725,000	2,619,462
(LIBOR USD 3-Month plus 0.93%)
3.29%	07/22/22	[2]	10,000,000	10,084,932
Morgan Stanley (GMTN)
5.50%	07/24/20		3,000,000	3,135,448
7.30%	05/13/19		2,740,000	2,840,654
(LIBOR USD 3-Month plus 0.55%)
2.90%	02/10/21	[2]	10,000,000	10,021,939
(LIBOR USD 3-Month plus 1.38%)
3.73%	02/01/19	[2]	4,000,000	4,027,058
Morgan Stanley (MTN)
5.63%	09/23/19		2,000,000	2,061,563
Morgan Stanley, Series 3NC2 (LIBOR USD 3-Month plus 0.80%)
3.16%	02/14/20	[2]	2,025,000	2,031,325

				161,715,161

Food — 0.89%
Chobani LLC/Chobani Finance Corp., Inc.
7.50%	04/15/25	[1]	699,000	673,661
Kraft Heinz Foods Co.
3.00%	06/01/26		3,478,000	3,137,423
5.20%	07/15/45		5,500,000	5,364,802
Mondelez International Holdings Netherlands BV (Netherlands)
1.63%	10/28/19	[1,3]	6,700,000	6,584,636
Pilgrim’s Pride Corp.
5.88%	09/30/27	[1]	1,800,000	1,674,000
Post Holdings, Inc.
5.00%	08/15/26	[1]	3,206,000	3,001,618
5.63%	01/15/28	[1]	655,000	616,519
Tyson Foods, Inc.
2.65%	08/15/19		5,000,000	4,985,778
(LIBOR USD 3-Month plus 0.45%)
2.78%	08/21/202		2,185,000	2,183,348

				28,221,785

Gaming — 0.19%
GLP Capital LP/GLP Financing II, Inc.
5.75%	06/01/28		1,600,000	1,620,000
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
6.13%	08/15/21	[1]	1,735,000	1,721,988
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp.
5.88%	05/15/25	[1]	1,651,000	1,556,068

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Gaming (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%	05/15/27	[1]	$1,260,000	$1,184,400

				6,082,456

Health Care — 5.09%
Abbott Laboratories
2.35%	11/22/19		1,044,000	1,038,347
3.75%	11/30/26		2,235,000	2,222,827
AbbVie, Inc.
4.30%	05/14/36		1,000,000	956,767
Aetna, Inc.
2.80%	06/15/23		1,577,000	1,497,911
4.13%	06/01/21		5,000,000	5,098,835
Allergan Funding SCS (Luxembourg)
3.80%	03/15/25	[3]	1,000,000	972,464
4.55%	03/15/35	[3]	3,216,000	3,051,543
Amgen, Inc.
4.40%	05/01/45		4,080,000	3,903,514
Anthem, Inc.
2.50%	11/21/20		4,605,000	4,532,229
3.50%	08/15/24		8,171,000	7,957,638
3.65%	12/01/27		3,865,000	3,667,526
AstraZeneca PLC (United Kingdom)
3.13%	06/12/27	[3]	736,000	691,894
3.38%	11/16/25	[3]	3,640,000	3,512,616
Bayer U.S. Finance II LLC
4.38%	12/15/28	[1]	6,400,000	6,425,907
Bayer U.S. Finance LLC
2.38%	10/08/19	[1]	6,700,000	6,636,883
Becton Dickinson and Co.
2.13%	06/06/19		2,920,000	2,906,400
2.89%	06/06/22		2,000,000	1,936,100
(LIBOR USD 3-Month plus 0.88%)
3.21%	12/29/20	[2]	2,000,000	2,003,465
Biogen, Inc.
5.20%	09/15/45		3,423,000	3,616,957
Catalent Pharma Solutions, Inc.
4.88%	01/15/26	[1]	880,000	847,255
Celgene Corp.
2.75%	02/15/23		5,780,000	5,527,276
2.88%	08/15/20		4,300,000	4,269,248
5.00%	08/15/45		3,250,000	3,163,574
Centene Corp.
4.75%	01/15/25		3,225,000	3,216,937
CHS/Community Health Systems, Inc.
6.25%	03/31/23		2,100,000	1,934,625
8.63%	01/15/24	[1]	1,244,000	1,253,330

See accompanying notes to Schedule of Portfolio Investments.

142  /  N-Q Report June 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Cigna Corp.
3.05%	10/15/27		$5,570,000	$5,023,149
CVS Health Corp.
2.25%	12/05/18		5,000,000	4,992,278
2.25%	08/12/19		5,000,000	4,960,323
4.30%	03/25/28		5,000,000	4,941,753
5.05%	03/25/48		2,500,000	2,554,013
DaVita, Inc.
5.13%	07/15/24		1,218,000	1,183,744
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[1]	1,015,000	1,026,465
5.63%	07/31/19	[1]	6,446,000	6,604,754
6.50%	09/15/18	[1]	4,591,000	4,621,559
Gilead Sciences, Inc.
4.15%	03/01/47		3,155,000	3,023,216
Hartford HealthCare Corp.
5.75%	04/01/44		1,525,000	1,810,338
HCA, Inc.
5.00%	03/15/24		2,250,000	2,255,625
5.25%	04/15/25		2,227,000	2,232,568
6.50%	02/15/20		1,698,000	1,772,288
Hologic, Inc.
4.63%	02/01/28	[1]	1,000,000	943,750
Humana, Inc.
2.90%	12/15/22		5,475,000	5,320,493
Molina Healthcare, Inc.
4.88%	06/15/25	[1]	442,000	430,950
5.38%	11/15/22		211,000	213,638
Shire Acquisitions Investments Ireland DAC (Ireland)
1.90%	09/23/19	[3]	5,686,000	5,598,327
2.40%	09/23/21	[3]	6,225,000	5,964,152
Surgery Center Holdings, Inc.
6.75%	07/01/25	[1]	1,137,000	1,084,414
Tenet Healthcare Corp.
4.50%	04/01/21		2,250,000	2,235,938
4.63%	07/15/24	[1]	1,757,000	1,670,819
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)
1.70%	07/19/19	[3]	2,015,000	1,974,317
Valeant Pharmaceuticals International, Inc. (Canada)
5.50%	11/01/25	[1,3]	599,000	592,561
6.13%	04/15/25	[1,3]	5,046,000	4,654,935
WellCare Health Plans, Inc.
5.25%	04/01/25		1,128,000	1,125,180

				161,653,615

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials — 0.91%
Amcor Finance USA, Inc.
3.63%	04/28/26	[1]	$2,125,000	$2,017,477
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
4.25%	09/15/22	[1,3]	1,000,000	986,300
4.63%	05/15/23	[1,3]	350,000	346,955
6.00%	02/15/25	[1,3]	1,400,000	1,366,750
Ball Corp.
5.00%	03/15/22		1,000,000	1,031,250
Berry Global, Inc.
4.50%	02/15/26	[1]	1,500,000	1,402,500
5.13%	07/15/23		300,000	298,515
Clean Harbors, Inc.
5.13%	06/01/21		3,000,000	3,022,500
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%	09/30/26		1,000,000	917,500
Flex Acquisition Co., Inc.
7.88%	07/15/26	[1]	1,070,000	1,068,502
General Electric Co. (GMTN)
2.20%	01/09/20		2,030,000	2,006,147
General Electric Co. (MTN)
4.65%	10/17/21		70,000	72,799
(LIBOR USD 3-Month plus 0.48%)
2.82%	08/15/36	[2]	4,085,000	3,452,176
Graphic Packaging International LLC
4.88%	11/15/22		500,000	503,125
Heathrow Funding Ltd. (United Kingdom)
4.88%	07/15/21	[1,3]	700,000	732,744
Itron, Inc.
5.00%	01/15/26	[1]	2,000,000	1,904,400
L3 Technologies, Inc.
4.40%	06/15/28		4,810,000	4,796,621
Northrop Grumman Corp.
2.93%	01/15/25		940,000	893,711
OI European Group BV (Netherlands)
4.00%	03/15/23	[1,3]	661,000	618,035
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada)
7.75%	04/15/26	[1,3]	1,450,000	1,353,938

				28,791,945

Information Technology — 0.46%
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20		8,297,000	8,188,094
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.75%	03/01/25	[1]	1,082,000	1,024,005

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  143

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Information Technology (continued)
Dell International LLC/EMC Corp.
3.48%	06/01/19	[1]	$1,203,000	$1,206,298
IQVIA, Inc.
5.00%	10/15/26	[1]	1,200,000	1,173,060
NXP BV/NXP Funding LLC (Netherlands)
3.88%	09/01/22	[1,3]	300,000	295,127
4.13%	06/01/21	[1,3]	800,000	800,000
Zayo Group LLC/Zayo Capital, Inc.
5.75%	01/15/27	[1]	2,050,000	2,019,250

				14,705,834

Insurance — 0.47%
Farmers Exchange Capital
7.20%	07/15/48	[1]	150,000	181,085
Farmers Exchange Capital II
6.15%	11/01/53	[1,6]	2,500,000	2,771,230
Farmers Insurance Exchange
4.75%	11/01/57	[1,6]	3,800,000	3,479,307
8.63%	05/01/24	[1]	942,000	1,147,890
Nationwide Mutual Insurance Co.
4.63%	12/15/24	[1,6]	3,825,000	3,829,781
Teachers Insurance & Annuity Association of America
4.38%	09/15/54	[1,6]	3,425,000	3,477,680

				14,886,973

Materials — 0.63%
Axalta Coating Systems LLC
4.88%	08/15/24	[1]	3,150,000	3,134,250
Dow Chemical Co. (The)
8.55%	05/15/19		5,000,000	5,240,685
Fresnillo PLC, Series REGS (United Kingdom)
5.50%	11/13/23	[3]	500,000	516,550
Georgia-Pacific LLC
2.54%	11/15/19	[1]	10,000,000	9,918,800
Gerdau Holdings, Inc., Series REGS
7.00%	01/20/20		457,000	477,154
Gold Fields Orogen Holdings BVI Ltd., Series REGS (British Virgin Islands)
4.88%	10/07/20	[3]	250,000	249,775
Vale Overseas Ltd. (Cayman Islands)
4.38%	01/11/22	[3]	167,000	169,722
Volcan Cia Minera SAA, Series REGS (Peru)
5.38%	02/02/22	[3]	300,000	305,625

				20,012,561

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) — 2.93%
Alexandria Real Estate Equities, Inc.
2.75%	01/15/20	$5,000,000	$4,961,009
3.45%	04/30/25	3,040,000	2,906,492
3.90%	06/15/23	2,500,000	2,509,475
4.60%	04/01/22	1,000,000	1,035,808
American Campus Communities Operating Partnership LP
3.35%	10/01/20	1,735,000	1,730,510
3.63%	11/15/27	2,566,000	2,411,713
American Tower Corp.
3.00%	06/15/23	3,130,000	3,004,704
3.40%	02/15/19	10,000,000	10,023,939
AvalonBay Communities, Inc. (GMTN)
3.63%	10/01/20	1,500,000	1,514,322
Boston Properties LP
5.63%	11/15/20	1,750,000	1,834,524
5.88%	10/15/19	200,000	206,040
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%	04/15/23	3,000,000	2,968,171
Crown Castle International Corp.
3.20%	09/01/24	5,360,000	5,057,952
Education Realty Operating Partnership LP
4.60%	12/01/24	3,240,000	3,287,613
HCP, Inc.
3.75%	02/01/19	13,255,000	13,307,556
3.88%	08/15/24	3,100,000	3,035,500
4.25%	11/15/23	945,000	952,436
Healthcare Realty Trust, Inc.
3.88%	05/01/25	2,500,000	2,439,734
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.
5.63%	05/01/24	2,000,000	2,035,000
Piedmont Operating Partnership LP
3.40%	06/01/23	5,160,000	4,972,544
Post Apartment Homes LP
3.38%	12/01/22	100,000	98,909
Reckson Operating Partnership LP
7.75%	03/15/20	2,375,000	2,536,777
SL Green Realty Corp.
4.50%	12/01/22	3,000,000	3,050,445
5.00%	08/15/18	895,000	896,481
Ventas Realty LP
3.25%	10/15/26	5,000,000	4,628,580
3.75%	05/01/24	1,000,000	986,854
VEREIT Operating Partnership LP
3.00%	02/06/19	1,200,000	1,199,915

See accompanying notes to Schedule of Portfolio Investments.

144  /  N-Q Report June 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%	09/17/19	[1]	$1,500,000	$1,493,869
3.25%	10/05/20	[1]	7,000,000	6,968,997
Welltower, Inc.
4.95%	01/15/21		1,020,000	1,052,689

				93,108,558

Retail — 0.64%
Alimentation Couche-Tard, Inc. (Canada)
3.55%	07/26/27	[1,3]	2,210,000	2,099,931
BC ULC/New Red Finance, Inc. (Canada)
4.25%	05/15/24	[1,3]	2,355,000	2,237,250
Rite Aid Corp.
6.13%	04/01/23	[1]	1,028,000	1,043,677
Walgreens Boots Alliance, Inc.
2.70%	11/18/19		2,000,000	1,990,303
3.80%	11/18/24		5,824,000	5,747,738
Walmart, Inc.
3.55%	06/26/25		7,015,000	7,065,851

				20,184,750

Services — 0.12%
Gartner, Inc.
5.13%	04/01/25	[1]	500,000	498,750
GFL Environmental, Inc. (Canada)
5.38%	03/01/23	[1,3]	1,779,000	1,650,023
IHS Markit Ltd. (Bangladesh)
4.00%	03/01/26	[1,3]	1,731,000	1,659,596

				3,808,369

Transportation — 0.41%
America West Airlines Pass-Through Trust, Series 2001-1, Class G
7.10%	04/02/21		1,033,205	1,095,818
American Airlines Pass-Through Trust, Series 2011-1, Class A
5.25%	01/31/21		35,273	36,927
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		1,692,376	1,740,356
American Airlines Pass-Through Trust, Series 2015-2, Class AA
3.60%	09/22/27		2,567,413	2,517,348
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.55%	02/02/19		969,858	978,392
Continental Airlines Pass-Through Trust, Series 1999-2, Class A
7.26%	03/15/20		910,687	946,021

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Continental Airlines Pass-Through Trust, Series 2000-1, Class A1
8.05%	11/01/20		$269,668	$284,500
Continental Airlines Pass-Through Trust, Series 2000-2, Class A1
7.71%	04/02/21		273,518	289,280
Continental Airlines Pass-Through Trust, Series 2001-1, Class A1
6.70%	06/15/21		23,368	25,106
Continental Airlines Pass-Through Trust, Series 2007, Class 1A
5.98%	04/19/22		2,279,403	2,416,429
Continental Airlines Pass-Through Trust, Series 2012-1, Class B
6.25%	04/11/20		36,993	37,965
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23		959,850	1,029,200
U.S. Airways Pass-Through Trust, Series 2001-1, Class G
7.08%	03/20/21		626,398	659,477
U.S. Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23		931,747	997,024
U.S. Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		86,417	92,762

				13,146,605

Total Corporates
(Cost $1,088,880,557)				1,066,688,286

FOREIGN GOVERNMENT OBLIGATIONS — 1.55%
Foreign Government Obligations — 1.55%
Brazilian Government International Bond (Brazil)
6.00%	04/07/26	[3]	4,000,000	4,107,500
Chile Government International Bond (Chile)
2.25%	10/30/22	[3]	5,200,000	4,963,400
Colombia Government International Bond (Colombia)
4.50%	01/28/26	[3]	5,100,000	5,203,020
Corp. Financiera de Desarrollo SA, Series REGS (Peru)
4.75%	07/15/25	[3]	2,000,000	2,004,800
Costa Rica Government International Bond, Series REGS (Costa Rica)
4.25%	01/26/23	[3]	3,300,000	3,151,500
Croatia Government International Bond, Series REGS (Croatia)
6.63%	07/14/20	[3]	2,300,000	2,423,510

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  145

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Dominican Republic International Bond, Series REGS (Dominican Republic)
6.60%	01/28/24	[3]	$3,750,000	$3,939,375
Hazine Mustesarligi Varlik Kiralama AS, Series REGS (Turkey)
4.49%	11/25/24	[3]	270,000	243,899
Kazakhstan Government International Bond, Series REGS (EMTN) (Kazakhstan)
5.13%	07/21/25	[3]	4,650,000	4,910,009
Paraguay Government International Bond, Series REGS (Paraguay)
4.63%	01/25/23	[3]	950,000	970,188
Perusahaan Penerbit SBSN, Indonesia III (Indonesia)
4.35%	09/10/24	[1,3]	5,500,000	5,485,150
Republic of Azerbaijan International Bond, Series REGS (Azerbaijan)
4.75%	03/18/24	[3]	1,200,000	1,192,800
Russian Foreign Bond - Eurobond, Series REGS (Russia)
4.88%	09/16/233		4,200,000	4,365,761
South Africa Government International Bond (South Africa)
4.67%	01/17/24	[3]	2,100,000	2,072,280
Turkey Government International Bond (Turkey)
5.13%	03/25/22	[3]	4,200,000	4,074,840

Total Foreign Government Obligations
(Cost $50,787,730)				49,108,032

MORTGAGE-BACKED — 44.31%**
Non-Agency Commercial
Mortgage-Backed — 8.51%
BAMLL Trust, Series 2011-FSHN, Class A
4.42%	07/11/33	[1]	4,970,000	5,120,126
Banc of America Commercial Mortgage Trust, Series 2007-5, Class AJ
6.27%	02/10/51	[6]	6,996,692	7,175,388
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2012-PARK, Class A
2.96%	12/10/30	[1]	3,710,000	3,650,643
Bayview Commercial Asset Trust, Series 2004-2, Class A
(LIBOR USD 1-Month plus 0.43%)
2.52%	08/25/34	[1,2]	1,232,904	1,211,158
BBCMS Trust, Series 2013-TYSN, Class A2
3.76%	09/05/32	[1]	4,675,000	4,736,850

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
Bear Stearns Commercial Mortgage Securities, Series Trust 2004-PWR5, Class F
5.48%	07/11/42	[1,6]	$547,002	$549,994
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA
1.97%	09/10/45	[1,4,5,6]	43,740,842	2,533,916
COMM 2006-C8 Mortgage Trust, Class AJ
5.38%	12/10/46		337,524	339,998
Commercial Mortgage Trust, Series 2012-CR4, Class XA
1.94%	10/15/45	[4,5,6]	49,398,022	2,778,451
Commercial Mortgage Trust, Series 2012-CR5, Class XA (IO)
1.70%	12/10/45	[4,5,6]	77,355,752	4,375,775
Commercial Mortgage Trust, Series 2013-300P, Class A1
4.35%	08/10/30	[1]	2,840,000	2,945,068
Commercial Mortgage Trust, Series 2013-LC6, Class XA
1.55%	01/10/46	[4,5,6]	39,080,690	2,029,300
Commercial Mortgage Trust, Series 2014-277P, Class A
3.73%	08/10/49	[1,6]	6,275,000	6,320,462
GE Business Loan Trust, Series 2006-2A, Class A
0.51%	11/15/34	[1]	9,400,484	9,234,909
GRACE Mortgage Trust, Series 2014-GRCE, Class A
3.37%	06/10/28	[1]	1,875,000	1,884,579
GS Mortgage Securities Corp. II, Series 2013-KING, Class A
2.71%	12/10/27	[1]	2,553,353	2,547,391
GS Mortgage Securities Trust, Series 2010-C1, Class X (IO)
1.50%	08/10/43	[1,4,5,6]	42,049,172	946,436
GS Mortgage Securities Trust, Series 2012-ALOH, Class A
3.55%	04/10/34	[1]	6,500,000	6,556,156
GS Mortgage Securities Trust, Series 2012-GC6, Class XA (IO)
2.14%	01/10/45	[1,4,5,6]	53,003,514	2,938,775
GS Mortgage Securities Trust, Series 2012-SHOP, Class A
2.93%	06/05/31	[1]	6,501,000	6,509,635
Irvine Core Office Trust 2013-IRV
3.28%	05/15/48	[1,6]	4,115,000	4,076,628
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class A2
3.02%	08/15/46		10,220,296	10,226,138

See accompanying notes to Schedule of Portfolio Investments.

146  /  N-Q Report June 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class XA
0.88%	08/15/46	[4,5,6]	$109,223,708	$2,199,230
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class XA
1.37%	11/15/45	[4,5,6]	24,622,454	947,383
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A2
3.05%	04/15/47		16,425,242	16,442,696
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2009-IWST, Class XA (IO)
1.86%	12/05/27	[1,4,5,6]	50,074,134	1,263,190
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class A2
4.61%	06/15/43	[1]	11,812,333	12,034,599
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A2
4.31%	08/05/32	[1]	5,731,886	5,836,239
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class XA
1.15%	02/15/46	[1,4,5,6]	19,740,826	424,921
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-HSBC, Class A
3.09%	07/05/32	[1]	3,563,688	3,548,345
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA
1.42%	04/15/46	[4,5,6]	13,875,107	666,556
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A
3.73%	01/05/31	[1]	4,240,000	4,289,126
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CIBX, Class A3
3.14%	06/15/45		497,659	497,929
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2005-2A, Class 1A
(LIBOR USD 1-Month plus 0.25%)
2.34%	09/25/30	[1,2]	264,676	264,357
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-2A, Class 1A
(LIBOR USD 1-Month plus 0.20%)
2.29%	09/25/36	[1,2]	247,577	246,848
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A3
2.51%	11/15/45		475,189	472,262
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4
2.86%	11/15/45		1,360,000	1,336,937

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class XA (IO)
0.99%	10/15/46	[4,5,6]	$44,026,614	$1,074,401
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class XA
1.52%	02/15/46	[4,5,6]	11,680,870	600,429
Morgan Stanley Capital I Trust, Series 2011-C3, Class A3
4.05%	07/15/49		5,534,828	5,589,230
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A
3.35%	07/13/29	[1]	6,715,000	6,742,295
Morgan Stanley Capital I Trust, Series 2015-420, Class A
3.73%	10/12/50	[1]	7,000,000	7,006,985
OBP Depositor LLC Trust, Series 2010-OBP, Class A
4.65%	07/15/45	[1]	8,151,000	8,356,753
RBS Commercial Funding Trust, Series 2013-GSP, Class A
3.96%	01/13/32	[1,6]	3,460,000	3,510,039
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class XA (IO)
0.60%	01/05/43	[1,4,5,6]	28,685,000	1,731,113
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ
5.48%	08/15/39	[6]	700,567	703,000
VNDO Mortgage Trust, Series 2012-6AVE, Class A
3.00%	11/15/30	[1]	4,370,000	4,312,740
VNDO Mortgage Trust, Series 2013-PENN, Class A
3.81%	12/13/29	[1]	3,314,000	3,351,735
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AJ
5.66%	04/15/47	[6]	12,928,242	12,985,128
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM
6.21%	02/15/516		2,437,111	2,481,818
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2
4.39%	11/15/43	[1]	21,025,000	21,533,361
Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A
2.80%	03/18/28	[1,6]	3,845,000	3,810,355
WFRBS Commercial Mortgage Trust 2011-C5, Class A3
3.53%	11/15/44		10,765,645	10,833,940
WFRBS Commercial Mortgage Trust 2013-C14, Class ASB
2.98%	06/15/46		9,449,922	9,422,880

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  147

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class XA
0.88%	06/15/46	[4,5,6]	$78,709,480	$2,338,065
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A3
4.39%	06/15/44	[1]	659,361	664,230
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class XA
1.91%	11/15/44	[1,4,5,6]	22,650,345	1,013,971
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class XA
1.72%	12/15/45	[1,4,5,6]	32,353,534	1,810,067
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class XA
2.01%	08/15/45	[1,4,5,6]	47,921,418	2,902,701
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class XA
2.05%	11/15/45	[1,4,5,6]	43,355,341	2,877,338
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class A2
3.22%	09/15/46		3,252,295	3,252,056
WF-RBS Commercial Mortgage Trust, Series 2013-C17, Class A2
2.92%	12/15/46		9,500,000	9,495,910
WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class XA
0.79%	10/15/57	[4,5,6]	95,474,078	2,807,807

				270,366,741

Non-Agency Mortgage-Backed — 25.22%
Aames Mortgage Investment Trust, Series 2006-1, Class A4
(LIBOR USD 1-Month plus 0.56%)
2.65%	04/25/36	[2]	2,082,000	2,088,179
Accredited Mortgage Loan Trust, Series 2006-1, Class A4
(LIBOR USD 1-Month plus 0.28%)
2.37%	04/25/36	[2]	5,533,628	5,396,064
ACE Securities Corp., Series 2006-OP2, Class A2C
(LIBOR USD 1-Month plus 0.15%)
2.24%	08/25/36	[2]	579,847	570,500
ACE Securities Corp., Series 2007-ASP1, Class A2D
(LIBOR USD 1-Month plus 0.38%)
2.47%	03/25/37	[2]	3,180,819	2,054,898
Adjustable Rate Mortgage Trust, Series 2005-4, Class 5A1
3.43%	08/25/35	[6]	3,282,178	3,015,803
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21
(LIBOR USD 1-Month plus 0.23%)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
2.32%	09/25/35	[2]	$175,632	$175,631
Adjustable Rate Mortgage Trust, Series 2007-1, Class 1A1
3.92%	03/25/376		3,982,924	3,723,171
Asset-Backed Funding Certificates, Series 2007-NC1, Class A2
(LIBOR USD 1-Month plus 0.30%)
2.39%	05/25/37	[1,2]	6,127,000	5,938,582
Asset-Backed Funding Certificates, Series 2007-WMC1, Class A2B
(LIBOR USD 1-Month plus 1.00%)
3.09%	06/25/37	[2]	4,996,269	4,397,672
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1
(LIBOR USD 1-Month plus 0.98%)
3.07%	12/25/34	[2]	1,950,779	1,917,324
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A4
(LIBOR USD 1-Month plus 0.30%)
2.39%	01/25/36	[2]	5,000,000	4,785,416
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE5, Class A5
(LIBOR USD 1-Month plus 0.24%)
2.33%	07/25/36	[2]	9,754,000	9,076,732
Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
5.50%	10/25/33		1,238,364	1,275,344
Banc of America Alternative Loan Trust, Series 2005-2, Class 4A1
5.50%	03/25/20		42,693	41,986
Banc of America Funding Trust, Series 2004-B, Class 5A1
3.79%	11/20/34	[6]	486,701	478,306
Banc of America Funding Trust, Series 2006-D, Class 3A1
3.98%	05/20/36	[6]	1,674,682	1,615,660
Banc of America Funding Trust, Series 2006-G, Class 2A1
(LIBOR USD 1-Month plus 0.22%)
2.30%	07/20/362		1,902,939	1,897,814
Banc of America Funding Trust, Series 2006-G, Class 2A4
(LIBOR USD 1-Month plus 0.29%)
2.37%	07/20/362		7,599,822	7,599,842
Banc of America Funding Trust, Series 2015-R3, Class 6A2
2.13%	05/27/36	[1,6]	17,027,485	15,717,342
Banc of America Funding Trust, Series 2016-R1, Class A1
2.50%	03/25/40	[1,6]	5,966,774	5,822,434

See accompanying notes to Schedule of Portfolio Investments.

148  /  N-Q Report June 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Mortgage Securities, Inc., Series 2005-K, Class 2A1
3.64%	12/25/35	[6]	$2,437,836	$2,412,885
BCAP LLC Trust, Series 2007-AA1, Class 2A1 (LIBOR USD 1-Month plus 0.18%)
2.27%	03/25/37	[2]	5,542,537	5,435,873
BCAP LLC Trust, Series 2014-RR2, Class 6A1 (LIBOR USD 1-Month plus 0.24%)
2.20%	10/26/36	[1],[2]	13,001,021	12,883,749
Bear Stearns ALT-A Trust, Series 2005-1, Class M1 (LIBOR USD 1-Month plus 0.75%)
2.84%	01/25/35	[2]	14,935,000	14,984,236
Bear Stearns ALT-A Trust, Series 2005-2, Class 2A4
3.65%	04/25/35	[6]	2,679,546	2,681,202
Bear Stearns ALT-A Trust, Series 2005-8, Class 11A1 (LIBOR USD 1-Month plus 0.54%)
2.63%	10/25/35	[2]	12,267,814	12,040,037
Bear Stearns ARM Trust, Series 2005-9, Class A1 (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.30%)
3.52%	10/25/35	[2]	4,270,327	4,329,173
Bear Stearns Asset-Backed Securities Trust, Series 2005-AC6, Class 1A3
5.50%	09/25/35	[6]	611,158	612,552
Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 21A3
6.00%	03/25/36		116,532	129,922
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class 1A1 (LIBOR USD 1-Month plus 0.20%)
2.29%	09/25/47	[2]	12,163,247	11,833,013
Carrington Mortgage Loan Trust, Series 2006-OPT1, Class M1 (LIBOR USD 1-Month plus 0.35%)
2.44%	02/25/36	[2]	3,620,000	3,565,389
Centex Home Equity Loan Trust, Series 2006-A, Class AV4 (LIBOR USD 1-Month plus 0.25%)
2.34%	06/25/36	[2]	4,302,696	4,316,464
Chase Funding Trust, Series 2007-A1, Class 8A1
3.71%	02/25/37	[6]	1,440,522	1,480,212
CIM Trust, Series 2015-3AG, Class A1 (LIBOR USD 1-Month plus 1.75%)
3.73%	10/25/57	[1],[2]	4,557,665	4,668,027

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CIM Trust, Series 2016-4, Class A1 (LIBOR USD 1-Month plus 2.00%)
3.98%	10/25/57	[1,2]	$9,135,274	$9,504,122
CIM Trust, Series 2017-5, Class A1
2.30%	05/25/57	[1,6]	7,933,170	7,830,644
CIM Trust, Series 2017-8, Class A1
3.00%	12/25/65	[1,6]	16,671,568	16,658,103
CIM Trust, Series 2018-R4, Class A1
4.07%	12/26/57	[1,6]	15,000,000	15,046,331
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 1A1 (LIBOR USD 1-Month plus 0.26%)
2.35%	11/25/35	[2]	87,915	71,262
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A
4.02%	06/25/36	[6]	399,434	384,243
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class A2D (LIBOR USD 1-Month plus 0.24%)
2.33%	08/25/36	[2]	1,954,703	1,935,463
Citigroup Mortgage Loan Trust, Inc., Series 2006-NC1, Class A2C (LIBOR USD 1-Month plus 0.14%)
2.23%	08/25/36	[2]	443,366	436,790
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A (LIBOR USD 1-Month plus 0.15%)
2.24%	08/25/36	[2]	24,317	24,360
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class M1 (LIBOR USD 1-Month plus 0.27%)
2.36%	08/25/36	[2]	8,972,899	9,157,550
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class M1 (LIBOR USD 1-Month plus 0.29%)
2.38%	10/25/36	[2]	12,000,000	12,135,233
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class A4 (LIBOR USD 1-Month plus 0.20%)
2.29%	01/25/37	[2]	3,620,316	3,644,957
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A4 (LIBOR USD 1-Month plus 0.35%)
2.44%	03/25/37	[2]	5,867,730	5,867,647
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30	[6]	29,895	31,534
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1 (Federal Reserve US 12-Month Cumulative Average plus 1.48%)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  149

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
3.04%	01/25/36	[2]	$5,813,133	$5,913,357
Countrywide Alternative Loan Trust, Series 2006-HY12, Class A5
3.58%	08/25/36	[6]	6,121,897	6,296,443
Countrywide Asset-Backed Certificates, Series 2004-15, Class MV4 (LIBOR USD 1-Month plus 1.28%)
3.37%	04/25/35	[2]	5,092,497	5,189,125
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB7, Class 3A
4.24%	11/20/34	[6]	17,176	17,487
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 1A2 (LIBOR USD 1-Month plus 0.58%)
2.67%	04/25/35	[2]	5,950,812	5,826,619
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1 (LIBOR USD 1-Month plus 0.60%)
2.69%	05/25/35	[2]	128,487	119,478
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class 3A1
3.48%	11/25/33	[6]	1,063,877	1,068,299
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 9A1
3.19%	06/25/34	[6]	117,590	115,490
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-11, Class 1A1
6.50%	12/25/35		838,592	710,935
Credit Suisse Mortgage Trust, Series 2006-8, Class 3A1
6.00%	10/25/21		110,629	103,197
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF4 (STEP-reset date 08/25/18)
3.48%	01/25/36		5,517,284	4,753,697
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB2, Class AF3 (STEP-reset date 08/25/18)
3.45%	12/25/36		972,725	839,843
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A2 (LIBOR USD 1-Month plus 0.11%)
2.20%	11/25/36	[2]	10,262,587	6,730,749
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2 (STEP-reset date 08/25/18)
3.67%	01/25/37		1,124,277	583,100

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2B (STEP-reset date 08/25/18)
4.17%	02/25/37		$6,959,178	$5,392,826
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP-reset date 08/25/18)
4.17%	02/25/37		1,665,621	1,290,575
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB3, Class A3 (STEP-reset date 08/25/18)
3.89%	03/25/37		3,736,264	2,103,735
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A1A (LIBOR USD 1-Month plus 0.09%)
2.18%	04/25/37	[2]	3,903,773	3,690,693
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1 (LIBOR USD 1-Month plus 0.06%)
2.15%	04/25/37	[2]	2,034,997	1,482,736
DSLA Mortgage Loan Trust, Series 2004-AR4, Class 2A1A (LIBOR USD 1-Month plus 0.36%)
2.44%	01/19/45	[2]	1,125,209	1,060,690
DSLA Mortgage Loan Trust, Series 2005-AR6, Class 2A1A (LIBOR USD 1-Month plus 0.29%)
2.37%	10/19/45	[2]	6,263,118	6,230,337
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A (LIBOR USD 1-Month plus 0.20%)
2.28%	10/19/36	[2]	7,060,175	6,498,688
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A (LIBOR USD 1-Month plus 0.14%)
2.22%	04/19/47	[2]	2,600,787	2,454,917
First Franklin Mortgage Loan Trust, Series 2006-FF4, Class A3 (LIBOR USD 1-Month plus 0.28%)
2.52%	03/25/36	[2]	15,096,000	14,864,079
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
3.42%	09/25/34	[6]	839,059	834,309
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A3
3.42%	09/25/34	[6]	1,290,211	1,282,908
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA10, Class 1A1
3.89%	12/25/35	[6]	2,214,158	2,052,995

See accompanying notes to Schedule of Portfolio Investments.

150  /  N-Q Report June 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA12, Class 2A1
3.56%	02/25/36	[6]	$3,284,278	$2,883,903
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA2, Class 2A1
3.58%	04/25/35	[6]	3,884,113	3,902,515
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA7, Class 2A1
3.41%	09/25/35	[6]	4,779,153	4,608,945
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA8, Class 2A1
3.57%	10/25/35	[6]	5,389,712	4,646,779
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1
3.66%	11/25/35	[6]	2,984,585	2,864,795
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA1, Class 1A1
3.49%	03/25/36	[6]	3,658,407	3,345,195
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA7, Class A1
3.88%	01/25/37	[6]	5,244,589	4,804,832
First Horizon Alternative Mortgage Securities, Series 2005-AA3, Class 3A1
3.74%	05/25/35	[6]	3,892,016	3,954,052
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 1A1
3.47%	09/25/35	[6]	4,362,052	4,024,823
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1
3.40%	10/25/35	[6]	197,189	191,393
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1
3.69%	11/25/35	[6]	2,648,347	2,594,394
First Horizon Mortgage Pass-Through Trust, Series 2007-AR2, Class 1A2
3.99%	08/25/37	[6]	194,808	165,674
GE Business Loan Trust, Series 2007-1A, Class A
(LIBOR USD 1-Month plus 0.17%)
2.24%	04/16/35	[1,2]	4,263,224	4,170,463
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 2A1
3.99%	09/19/35	[6]	2,153,571	1,940,790
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 3A1
3.95%	09/19/35	[6]	2,812,379	2,689,589
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1
3.83%	04/19/36	[6]	3,542,319	3,331,960
GreenPoint Mortgage Funding Trust, Series 2005-HY1, Class 2A
(LIBOR USD 1-Month plus 0.29%)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
2.38%	07/25/35	[2]	$2,546,568	$2,526,425
GSAMP Trust, Series 2005-HE5, Class M2
(LIBOR USD 1-Month plus 0.43%)
2.52%	11/25/35	[2]	8,826,772	8,862,764
GSR Mortgage Loan Trust, Series 2005-7F, Class 3A3 (IO)
(-1.00 X LIBOR USD 1-Month plus 5.50%, 5.50% Cap)
3.41%	09/25/35	[2,4,5]	31,622	672
GSR Mortgage Loan Trust, Series 2005-AR4, Class 5A1
4.28%	07/25/35	[6]	1,675,344	1,573,027
GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1
3.59%	04/25/36	[6]	350,421	321,307
GSR Mortgage Loan Trust, Series 2007-AR2, Class 5A1A
3.54%	05/25/37	[6]	1,551,353	1,402,022
HarborView Mortgage Loan Trust, Series 2006-7, Class 1A
(LIBOR USD 1-Month plus 0.21%)
2.29%	09/19/46	[2]	17,932,781	16,488,257
HarborView Mortgage Loan Trust, Series 2007-6, Class 1A1A
(LIBOR USD 1-Month plus 0.20%)
2.28%	08/19/37	[2]	17,926,113	16,719,526
Home Equity Mortgage Loan Trust, Series 2005-D, Class AII4
(LIBOR USD 1-Month plus 0.35%)
2.44%	03/25/36	[2]	9,342,692	9,257,595
Impac CMB Trust, Series 2005-2, Class 1A1
(LIBOR USD 1-Month plus 0.52%)
2.61%	04/25/35	[2]	5,976,461	5,952,682
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1
3.50%	10/25/35	[6]	3,370,279	2,906,483
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 1A3
(LIBOR USD 1-Month plus 0.27%)
2.36%	10/25/36	[2]	8,678,182	5,972,407
IndyMac Index Mortgage Loan Trust, Series 2006-AR7, Class 3A1
3.71%	05/25/36	[6]	640,891	572,015
IndyMac Index Mortgage Loan Trust, Series 2006-AR9, Class 3A3
3.55%	06/25/36	[6]	5,691,773	5,473,885
IndyMac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		65,503	69,794

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  151

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Trust, Series 2006-ACC1, Class M1
(LIBOR USD 1-Month plus 0.27%)
2.36%	05/25/36	[2]	$8,497,000	$8,539,635
JPMorgan Mortgage Acquisition Trust, Series 2006-CH1, Class M2
(LIBOR USD 1-Month plus 0.29%)
2.38%	07/25/36	[2]	12,135,000	11,904,280
JPMorgan Mortgage Acquisition Trust, Series 2007-CH1, Class MV1
(LIBOR USD 1-Month plus 0.23%)
2.32%	11/25/36	[2]	8,500,000	8,501,887
JPMorgan Mortgage Acquisition Trust, Series 2007-CH1, Class MV3
(LIBOR USD 1-Month plus 0.32%)
2.41%	11/25/36	[2]	14,417,000	14,452,691
JPMorgan Mortgage Acquisition Trust, Series 2007-CH5, Class A4
(LIBOR USD 1-Month plus 0.16%)
2.25%	06/25/36	[2]	5,756,397	5,734,426
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1
3.66%	08/25/35	[6]	67,535	66,033
JPMorgan Mortgage Trust, Series 2006-A3, Class 2A1
3.69%	05/25/36	[6]	55,360	52,841
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2
5.88%	06/25/21		291,224	279,327
JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2
5.50%	03/25/22		147,766	161,905
Legacy Mortgage Asset Trust, Series 2017-RPL1, Class A
(LIBOR USD 1-Month plus 1.75%)
3.85%	01/28/70	[1,2]	18,630,322	19,000,996
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3
4.35%	04/15/40		4,287	4,322
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class 1A4
(LIBOR USD 1-Month plus 0.25%)
2.34%	06/25/37	[1,2]	2,943,788	2,913,711
Lehman XS Trust, Series 2005-4, Class 1A3
(LIBOR USD 1-Month plus 0.80%)
2.89%	10/25/35	[2]	126,830	125,823
Lehman XS Trust, Series 2005-5N, Class 3A1A
(LIBOR USD 1-Month plus 0.30%)
2.39%	11/25/35	[2]	6,427,854	6,321,221

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Lehman XS Trust, Series 2006-1, Class 1A1
(LIBOR USD 1-Month plus 0.25%)
2.34%	02/25/36	[2]	$1,273,137	$1,275,270
Lehman XS Trust, Series 2007-18N, Class 1A1
(LIBOR USD 1-Month plus 0.85%)
2.94%	10/25/37	[2]	9,347,896	9,268,057
MASTR Adjustable Rate Mortgages Trust, Series 2003-7, Class 3A1
3.22%	11/25/33	[6]	402,645	423,534
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 8A1
4.91%	10/25/34	[6]	598,548	609,739
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A3
3.65%	04/25/34	[6]	96,909	97,623
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 4A1
3.79%	02/25/36	[6]	94,933	92,286
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A27
0.00%	03/25/47	4,5,8,†	20,725,600	—
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A4
(LIBOR USD 1-Month plus 0.28%)
2.37%	05/25/37	[2]	3,150,000	2,305,464
Merrill Lynch Alternative Note Asset, Series 2007-A3, Class A2D
(LIBOR USD 1-Month plus 0.33%)
2.42%	04/25/37	[2,4,5]	883,581	95,792
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2C
(LIBOR USD 1-Month plus 0.16%)
2.25%	10/25/36	[2]	1,120,534	844,279
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2D
(LIBOR USD 1-Month plus 0.21%)
2.30%	12/25/37	[2]	1,783,455	1,331,580
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4
(LIBOR USD 1-Month plus 0.25%)
2.34%	07/25/37	[2]	1,365,611	927,613
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF1, Class A2D
(LIBOR USD 1-Month plus 0.22%)
2.31%	01/25/38	[2]	6,061,979	4,587,143
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
2.19%	03/25/37	[2]	860,538	564,488

See accompanying notes to Schedule of Portfolio Investments.

152  /  N-Q Report June 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch Mortgage Investors Trust, Series 2003-A6, Class 2A
3.78%	10/25/33[6]	$255,507	$259,595
Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-2, Class 1A1 (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.40%)
4.63%	08/25/36[2]	2,350,537	2,309,289
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37	71,794	81,412
Morgan Stanley Capital I Trust, Series 2006-NC2, Class A2D (LIBOR USD 1-Month plus 0.29%)
2.38%	02/25/36[2]	3,502,460	3,511,759
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4 (LIBOR USD 1-Month plus 0.28%)
2.37%	02/25/36[2]	3,999,909	3,993,955
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
3.32%	09/25/34[6]	643,712	651,871
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A1 (LIBOR USD 1-Month plus 0.28%)
2.37%	11/25/35[2]	62,527	62,913
Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 1A
5.25%	02/25/21	208,531	206,137
Morgan Stanley Resecuritization Trust, Series 2013-R3, Class 12A
3.62%	01/26/47[1,6]	34,996	35,089
Morgan Stanley Resecuritization Trust, Series 2014-R9, Class 3A (Federal Reserve US 12-Month Cumulative Average plus 0.84%)
2.30%	11/26/46[1,2]	3,621,960	3,543,623
MortgageIT Trust, Series 2005-2, Class 2A (LIBOR USD 1-Month plus 1.65%)
3.63%	05/25/35[2]	2,141,886	2,140,440
MortgageIT Trust, Series 2005-4, Class A1 (LIBOR USD 1-Month plus 0.28%)
2.37%	10/25/35[2]	4,001,102	3,935,986
MortgageIT Trust, Series 2005-5, Class A1 (LIBOR USD 1-Month plus 0.26%)
2.35%	12/25/35[2]	699,614	696,925
New Century Home Equity Loan Trust, Series 2005-D, Class A2D (LIBOR USD 1-Month plus 0.33%)
2.42%	02/25/36[2]	3,780,845	3,762,067

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
New York Mortgage Trust, Series 2005-3, Class A1 (LIBOR USD 1-Month plus 0.48%)
2.57%	02/25/36[2]	$1,050,116	$1,045,882
Nomura Asset Acceptance Corp., Series 2005-AR4, Class 4A1
4.27%	08/25/35[6]	5,427,799	5,442,692
Nomura Resecuritization Trust, Series 2016-2R, Class 1A1
2.11%	09/26/36[1,6]	5,900,518	5,787,401
Nomura Resecuritization Trust, Series 2011-2RA, Class 1A2
3.57%	12/26/46[1,6]	7,341,156	7,302,043
Oakwood Mortgage Investors, Inc., Series 2000-A, Class A5
8.16%	09/15/29[6]	11,151,656	6,696,090
Opteum Mortgage Acceptance Corp., Series 2005-3, Class M2 (LIBOR USD 1-Month plus 0.48%)
2.57%	07/25/35[2]	11,301,000	10,527,365
Ownit Mortgage Loan Trust, Series 2006-2, Class A1 (LIBOR USD 1-Month plus 0.21%)
2.30%	01/25/37[2]	13,676,429	12,968,045
Popular ABS Mortgage Pass-Through Trust, Series 2007-A, Class A3 (LIBOR USD 1-Month plus 0.31%)
2.40%	06/25/47[2]	5,152,000	4,163,089
Residential Accredit Loans Trust, Series 2005-QA13, Class 2A1
4.52%	12/25/35[6]	3,027,243	2,765,920
Residential Accredit Loans Trust, Series 2005-QA4, Class A41
4.20%	04/25/35[6]	227,532	220,987
Residential Accredit Loans Trust, Series 2005-QA7, Class A21
4.33%	07/25/35[6]	1,543,192	1,458,206
Residential Accredit Loans Trust, Series 2005-QA8, Class CB21
4.30%	07/25/35[6]	1,236,138	1,005,211
Residential Accredit Loans Trust, Series 2005-SP1, Class 4A1
7.00%	09/25/34	136,518	137,957
Residential Accredit Loans Trust, Series 2006-QS13, Class 2A1
5.75%	09/25/21	151,347	142,692
Residential Accredit Loans Trust, Series 2006-QS16, Class A6
6.00%	11/25/36	859,709	771,494
Residential Accredit Loans Trust, Series 2007-QS1, Class 2AV (IO)
0.18%	01/25/37[4,5,6]	3,420,972	26,833

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  153

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Securities Trust, Series 2004-KS9, Class AII4 (LIBOR USD 1-Month plus 0.60%)
2.69%	10/25/34	[2]	$16,624	$15,233
Residential Asset Securities Trust, Series 2005-KS9, Class M4 (LIBOR USD 1-Month plus 0.60%)
2.69%	10/25/35	[2]	5,465,000	5,409,015
Residential Asset Securities Trust, Series 2006-A9CB, Class A9
6.00%	09/25/36		5,935,955	3,783,056
Residential Funding Mortgage Securities Trust, Series 2007-SA2, Class 1A
3.96%	04/25/37	[6]	326,545	220,200
Saxon Asset Securities Trust, Series 2005-4, Class M1 (LIBOR USD 1-Month plus 0.44%)
2.53%	11/25/37	[2]	8,400,000	8,449,269
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR2, Class A2 (LIBOR USD 1-Month plus 0.23%)
2.32%	02/25/37	[2]	1,619,700	914,134
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR4, Class A2B (LIBOR USD 1-Month plus 0.20%)
2.29%	05/25/37	[2]	2,839,835	1,913,026
Securitized Asset-Backed Receivables LLC Trust, Series 2007-NC1, Class A2B (LIBOR USD 1-Month plus 0.15%)
2.24%	12/25/36	[2]	8,101,292	4,927,796
Soundview Home Loan Trust, Series 2006-WF2, Class M1 (LIBOR USD 1-Month plus 0.22%)
2.31%	12/25/36	[2]	12,750,000	12,683,738
Soundview Home Loan Trust, Series 2007-WMC1, Class 3A3 (LIBOR USD 1-Month plus 0.26%)
2.35%	02/25/37	[2]	1,161,801	503,005
STRU TCW-1133 Coll
3.77%			6,374,000	6,492,517
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A
3.60%	09/25/34	[6]	945,252	938,008
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 4A2
3.71%	03/25/34	[6]	1,559,108	1,583,152
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1
4.16%	06/25/35	[6]	1,970,527	1,923,412

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 2A
3.92%	11/25/35	[6]	$1,725,928	$1,630,552
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-7, Class 1A3
3.80%	04/25/35	[6]	4,615,258	4,604,041
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-11, Class 1A1 (LIBOR USD 1-Month plus 0.16%)
2.25%	12/25/36	[2]	187,105	184,854
Structured Asset Investment Loan Trust, Series 2004-6, Class A3 (LIBOR USD 1-Month plus 0.80%)
2.89%	07/25/34	[2]	17,909,808	17,794,926
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 22A1
3.33%	05/25/36	[6]	650,394	458,169
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 1A1 (LIBOR USD 1-Month plus 0.21%)
2.30%	05/25/36	[2]	550,237	496,817
Structured Asset Mortgage Investments, Inc., Series 2007-AR6, Class A1 (Federal Reserve US 12-Month Cumulative Average plus 1.50%)
3.06%	08/25/47	[2]	12,879,774	12,167,131
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-2XS, Class 2A2 (LIBOR USD 1-Month plus 1.50%)
3.48%	02/25/35	[2]	184,579	182,294
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-4XS, Class 2A1A (LIBOR USD 1-Month plus 1.75%)
3.73%	03/25/35	[2]	2,460,530	2,391,203
Structured Asset Securities Corp., Series 2003-34A, Class 3A3
3.81%	11/25/33	[6]	100,119	101,012
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-04, Class 3A1
3.72%	10/25/37	[6]	3,036,705	2,928,147
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-S1, Class 2A1
3.81%	01/25/37	[6]	1,204,810	1,198,633
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-S1, Class 5A1
3.80%	01/25/37	[6]	631,631	636,542
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A2 (LIBOR USD 1-Month plus 0.11%)
2.20%	01/25/37	[2]	3,993,268	2,591,114

See accompanying notes to Schedule of Portfolio Investments.

154  /  N-Q Report June 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2004-AR13, Class A1A
(LIBOR USD 1-Month plus 0.72%)
2.81%	11/25/34	[2]	$267,585	$267,413
WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1
3.48%	01/25/35	[6]	1,014,320	1,041,615
WaMu Mortgage Pass-Through Certificates, Series 2004-AR6, Class A
(LIBOR USD 1-Month plus 0.42%)
2.51%	05/25/44	[2]	161,438	163,114
WaMu Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A
(LIBOR USD 1-Month plus 0.64%)
2.73%	01/25/45	[2]	282,813	292,239
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A
(LIBOR USD 1-Month plus 0.32%)
2.41%	08/25/45	[2]	731,164	736,435
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A6
3.28%	10/25/35	[6]	2,358,187	2,386,422
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
(LIBOR USD 1-Month plus 0.29%)
2.38%	10/25/45	[2]	1,678,425	1,682,897
WaMu Mortgage Pass-Through Certificates, Series 2005-AR14, Class 2A1
3.48%	12/25/35	[6]	41,897	39,113
WaMu Mortgage Pass-Through Certificates, Series 2005-AR16, Class 1A3
3.40%	12/25/35	[6]	2,552,610	2,567,571
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21
(LIBOR USD 1-Month plus 0.33%)
2.42%	01/25/45	[2]	1,338,531	1,344,313
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A
(LIBOR USD 1-Month plus 0.46%)
2.55%	04/25/45	[2]	1,461,968	1,460,290
WaMu Mortgage Pass-Through Certificates, Series 2005-AR9, Class A1A
(LIBOR USD 1-Month plus 0.64%)
2.73%	07/25/45	[2]	1,293,559	1,292,007
WaMu Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus 1.00%)
2.56%	02/25/46	[2]	7,985,353	7,996,284

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2006-AR4, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus 0.94%)
2.40%	05/25/46	[2]	$3,350,643	$3,346,951
WaMu Mortgage Pass-Through Certificates, Series 2006-AR7, Class 2A
(Federal Reserve US 12-Month Cumulative Average plus 0.98%)
2.54%	07/25/46	[2]	6,593,184	6,323,889
WaMu Mortgage Pass-Through Certificates, Series 2007-HY3, Class 1A1
3.08%	03/25/37	[6]	3,200,885	2,921,343
WaMu Mortgage Pass-Through Certificates, Series 2007-OA2, Class 1A
(Federal Reserve US 12-Month Cumulative Average plus 0.70%)
2.26%	03/25/47	[2]	7,422,537	6,693,881
WaMu Mortgage Pass-Through Certificates, Series 2007-OA5, Class 1A
(Federal Reserve US 12-Month Cumulative Average plus 0.75%)
2.31%	06/25/47	[2]	2,479,248	2,384,109
Wells Fargo Alternative Loan Trust, Series 2007-PA5, Class 1A1
6.25%	11/25/37		4,074,487	3,989,678
Wells Fargo Home Equity Trust, Series 2006-1, Class A4
(LIBOR USD 1-Month plus 0.25%)
2.34%	07/25/36	[2]	2,315,464	2,307,149
Wells Fargo Home Equity Trust, Series 2007-1, Class A3
(LIBOR USD 1-Month plus 0.32%)
2.41%	03/25/37	[2]	4,690,000	3,800,949
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR4, Class 1A1
4.22%	04/25/36	[6]	248,325	237,267
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 7A1
3.65%	10/25/35	[6]	1,492,968	1,466,784
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A2
4.28%	07/25/36	[6]	240,073	243,971
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1
3.63%	10/25/36	[6]	1,203,330	1,193,057
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1
3.82%	03/25/36	[6]	2,041,916	2,080,022

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  155

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Mortgage-Backed Securities
Trust, Series 2006-AR8, Class 3A2
3.77%	04/25/36	[6]	$2,169,449	$2,163,182

				801,093,818

U.S. Agency Commercial
Mortgage-Backed — 5.06%
Fannie Mae-Aces, Series 2003-M2, Class D
4.68%	01/25/33	[6]	824,210	839,096
Fannie Mae-Aces, Series 2009-M2, Class X
1.66%	01/25/19	[6]	27,269,798	68,297
Fannie Mae-Aces, Series 2010-M5, Class X
1.04%	07/25/20	[6]	18,301,298	316,453
Fannie Mae-Aces, Series 2011-M5, Class X
1.23%	07/25/21	[6]	70,547,092	2,012,885
Fannie Mae-Aces, Series 2012-M17, Class X2
0.50%	11/25/22	[6]	134,029,935	1,823,732
Fannie Mae-Aces, Series 2012-M2, Class X
0.78%	02/25/22	[6]	77,553,319	1,518,323
Fannie Mae-Aces, Series 2012-M4, Class X1
0.68%	04/25/22	[6]	73,656,355	1,182,755
Fannie Mae-Aces, Series 2016-M11, Class X2
2.73%	07/25/39	[6]	89,320,609	4,957,008
Fannie Mae-Aces, Series 2016-M13, Class FA (LIBOR USD 1-Month plus 0.67%)
2.62%	11/25/23	[2]	7,772,827	7,835,136
Fannie Mae-Aces, Series 2016-M2, Class X3
1.98%	04/25/36	[6]	29,990,675	1,497,752
Fannie Mae-Aces, Series 2016-M4, Class X2
2.68%	01/25/39	[6]	35,088,228	3,118,466
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K004, Class A2
4.19%	08/25/19		3,055,000	3,097,780
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K004, Class AX1
1.44%	08/25/19	[6]	82,817,443	1,018,489
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K007, Class X1 (IO)
1.20%	04/25/20	[6]	49,938,706	746,049

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial
Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K008, Class X3
5.44%	08/25/20	[6]	$11,970,000	$1,161,353
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X2 (IO)
5.37%	09/25/40	[6]	10,498,652	1,076,528
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K015, Class X3
2.90%	08/25/39	[6]	32,027,257	2,593,692
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K719, Class X1
0.57%	06/25/22	[6]	92,536,057	1,000,777
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF09, Class A
(LIBOR USD 1-Month plus 0.38%)
2.38%	05/25/22	[2]	9,523,760	9,543,680
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF10, Class A
(LIBOR USD 1-Month plus 0.38%)
2.38%	07/25/22	[2]	12,902,745	12,928,391
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KGRP, Class A
(LIBOR USD 1-Month plus 0.38%)
2.38%	04/25/20	[2]	13,790,691	13,820,231
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ04, Class A1
1.38%	10/25/20		6,506,371	6,468,906
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ05, Class A1
1.42%	05/25/21		14,587,133	14,328,502
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ18, Class A1
2.46%	03/25/22		7,908,847	7,763,522
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP01, Class X
3.52%	01/25/19	[6]	1,223,936	9,045
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS07, Class X
0.78%	09/25/25	[6]	104,500,000	4,466,058

See accompanying notes to Schedule of Portfolio Investments.

156  /  N-Q Report June 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q004, Class A2H
2.71%	01/25/21	[6]	$20,906,226	$20,931,565
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q006, Class APT2
2.50%	09/25/26	[6]	18,067,769	18,265,520
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KC01, Class X1
0.84%	12/25/22	[6]	97,915,685	1,943,920
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS01, Class X1 (IO)
1.46%	01/25/23	[6]	30,790,191	1,250,835
Ginnie Mae, Series 2006-3, Class C
5.24%	04/16/39	[6]	411,207	411,538
Ginnie Mae, Series 2011-152, Class IO
0.43%	08/16/51	[6]	17,374,444	249,679
Ginnie Mae, Series 2011-77, Class IO
0.63%	04/16/42	[6]	7,319,529	350,422
Ginnie Mae, Series 2011-86, Class B
3.00%	02/16/41		2,132,111	2,130,421
Ginnie Mae, Series 2012-112, Class IO
0.28%	02/16/53	[6]	65,754,634	1,376,475
Ginnie Mae, Series 2014-103, Class IO
0.62%	05/16/55	[6]	43,068,872	1,568,624
Ginnie Mae, Series 2014-125, Class IO
0.97%	11/16/54	[6]	41,787,669	2,771,768
Ginnie Mae, Series 2016-22, Class IX
1.39%	06/16/38	[6]	5,662,740	522,487
Ginnie Mae, Series 2017-148, Class IO
0.66%	07/16/59	[6]	37,356,678	2,296,793
Ginnie Mae, Series 2017-44, Class IO
0.70%	04/17/51	[6]	26,570,033	1,562,267

				160,825,220

U.S. Agency Mortgage-Backed — 5.52%
Fannie Mae Pool
3.72%	07/01/33		4,059,000	4,097,846
Fannie Mae Pool 464814
4.43%	04/01/20		2,810,061	2,880,939
Fannie Mae Pool 469629
3.43%	12/01/21		8,036,357	8,110,295
Fannie Mae Pool 469853
3.32%	12/01/21		17,603,826	17,754,012
Fannie Mae Pool 471474
2.61%	05/01/19		3,190,000	3,182,109

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 958777
4.43%	05/01/19		$5,002,587	$5,067,218
Fannie Mae Pool AD0852
4.28%	01/01/20		8,906,699	9,053,298
Fannie Mae Pool AE0134
4.40%	02/01/20		890,000	907,508
Fannie Mae Pool AL5584
4.42%	12/01/20		3,344,055	3,441,928
Fannie Mae Pool AN0026
3.48%	11/01/35		3,672,438	3,607,899
Fannie Mae Pool AN0564
3.20%	03/01/31		7,500,000	7,260,762
Fannie Mae Pool AN0971
3.11%	02/01/28		7,535,000	7,367,186
Fannie Mae Pool AN0976
3.26%	02/01/28		2,970,000	2,940,627
Fannie Mae Pool AN1151
3.20%	03/01/31		3,676,502	3,577,233
Fannie Mae Pool AN2799
2.21%	09/01/26		12,655,000	11,593,771
Fannie Mae Pool AN3516
(LIBOR USD 1-Month plus 0.65%)
2.65%	11/01/26	[2]	17,245,000	17,300,561
Fannie Mae Pool AN3597
(LIBOR USD 1-Month plus 0.64%)
2.64%	11/01/26	[2]	15,000,000	14,982,543
Fannie Mae Pool AN6168
3.13%	07/01/32		5,800,000	5,473,847
Fannie Mae Pool AN9163
3.49%	05/01/30		11,124,000	11,052,695
Fannie Mae REMICS, Series 2006-11, Class PS
(-3.67 X LIBOR USD 1-Month plus 24.57%, 24.57% Cap)
16.90%	03/25/36	[2]	25,450	36,691
Fannie Mae REMICS, Series 2006-8, Class HJ (IO)
4.51%	03/25/36	[2]	1,398,520	204,856
Fannie Mae REMICS, Series 2007-52, Class LS (IO)
3.96%	06/25/37	[2]	57,499	5,719
Fannie Mae REMICS, Series 2007-77, Class SK (IO)
3.78%	08/25/37	[2]	108,361	12,723
Fannie Mae REMICS, Series 2007-88, Class JI (IO)
4.36%	04/25/37	[2]	1,380,476	203,544
Fannie Mae REMICS, Series 2008-18, Class SM (IO)
4.91%	03/25/38	[2]	69,212	8,054

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  157

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed
(continued)
Fannie Mae REMICS, Series 2008-62, Class SN (IO)
4.11%	07/25/38	[2]	$324,962	$44,604
Fannie Mae REMICS, Series 2010-116, Class SE (IO)
4.51%	10/25/40	[2]	81,556	11,419
Fannie Mae REMICS, Series 2014-49, Class CF
(LIBOR USD 1-Month plus 1.00%)
3.09%	07/25/43	[2]	14,521,503	14,835,917
Freddie Mac Multifamily Structured Pass Through Certificates, Series X3FX, Class A1FX
3.00%	03/25/25		4,011,402	3,993,175
Freddie Mac Multifamily Structured Pass Through Certificates, Series X3FX, Class XFX
0.12%	06/25/27	[6]	276,906,781	2,520,142
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X3
2.04%	07/25/40	[6]	19,350,000	1,441,428
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K022, Class X3
1.87%	08/25/40	[6]	37,280,187	2,556,116
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K712, Class X3
1.49%	05/25/40	[6]	79,541,384	1,656,020
Freddie Mac REMICS, Series 2711, Class FA
(LIBOR USD 1-Month plus 1.00%)
3.07%	11/15/33	[2]	90,952	93,247
Freddie Mac REMICS, Series 2733, Class FB
(LIBOR USD 1-Month plus 0.60%)
2.67%	10/15/33	[2]	391,243	396,288
Freddie Mac REMICS, Series 3339, Class JS
(-6.50 X LIBOR USD 1-Month plus 42.84%, 42.84% Cap)
29.36%	07/15/37	[2]	19,118	33,777
Freddie Mac REMICS, Series 3404, Class AS (IO)
3.82%	01/15/38	[2]	83,832	10,834
Freddie Mac REMICS, Series 3439, Class SC (IO)
3.83%	04/15/38	[2]	62,221	7,142
Freddie Mac REMICS, Series 3828,
Class TF (LIBOR USD 1-Month plus 0.40%)
2.47%	04/15/29	[2]	38,000	38,043

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed
(continued)
Freddie Mac REMICS, Series 4030, Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.61%, 6.61% Cap)
4.54%	04/15/42	[2]	$192,113	$31,694
Freddie Mac REMICS, Series 4638, Class UF
(LIBOR USD 1-Month plus 1.00%)
3.09%	09/15/44	[2]	4,921,568	4,973,860
Freddie Mac, Series 3885, Class PO (PO)
0.00%	11/15/33	[9]	29,418	25,499
Ginnie Mae, Series 2011-146, Class EI (IO)
5.00%	11/16/41		153,314	31,770
Ginnie Mae, Series 2011-69, Class GI (IO)
5.00%	05/16/40		227,527	17,707
Ginnie Mae, Series 2011-70, Class IL (IO)
0.60%	06/16/37	[2]	928,388	18,024
Ginnie Mae, Series 2011-81, Class IC (IO)
0.62%	07/20/35	[2]	1,284,483	25,428
Ginnie Mae, Series 2012-7, Class PI (IO)
3.50%	01/20/38		58,845	1,939
Ginnie Mae, Series 2013-135, Class CS (IO)
4.11%	09/16/43	[2]	3,655,637	485,246
Government National Mortgage Association, Series 2017-105, Class IO
0.74%	05/16/59	[6]	24,783,042	1,904,728

				175,277,911

Total Mortgage-Backed
(Cost $1,416,770,091)				1,407,563,690

MUNICIPAL BONDS — 0.63%*
California — 0.30%
Los Angeles Department of Water & Power, Build America Bonds, Series SY
6.01%	07/01/39		1,950,000	2,414,120
State of California, Build America Bonds
7.95%	03/01/36		6,650,000	7,175,483

				9,589,603

NewYork — 0.33%
City of New York, Build America Bonds, Series F1
6.65%	12/01/31		3,000,000	3,238,980
City of New York, General Purpose, Public Improvements, Series B-3
3.05%	10/01/29		2,000,000	1,875,320
New York City Municipal Water Finance Authority, Build America Bonds, Series SE
6.49%	06/15/42		1,650,000	1,752,597

See accompanying notes to Schedule of Portfolio Investments.

158  /  N-Q Report June 2018

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS (continued)
NewYork (continued)

New York State Dormitory Authority,

Build America Bonds 5.29%	03/15/33	$3,100,000	$ 3,484,927

			10,351,824
Total Municipal Bonds
(Cost $20,239,224)			19,941,427

Total Bonds – 94.91%
(Cost $3,038,586,260)			3,014,664,839

Issues		Shares	Value
COMMON STOCK — 0.05%
Electric — 0.05%

Homer City Holdings
LLC[1,4,5,7]		112,222	1,514,997
Finance — 0.00%

GreenPoint Mortgage
Funding Trust,
Series 2006-AR8, Class 1A2A4,7,8,†		1,060,000	—
Total Common Stock
(Cost $5,519,754)			1,514,997

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 5.50%
Money Market Funds — 1.59%
Fidelity Investments Money Market Funds -
Government Portfolio
1.77%[10,11]		1	1

Morgan Stanley Institutional Liquidity
Funds-Government Portfolio
1.81%[10]		50,458,000	50,458,000

			50,458,001
U.S. Agency Discount Notes — 0.78%
Federal Home Loan Bank
0.00%[10]	07/24/18	25,000,000	24,971,575
U.S. Treasury Bills — 3.13%
U.S. Treasury Bills
1.84%[12]	09/13/18[13]	2,066,000	2,058,145
1.93%[12]	10/18/18	43,000,000	42,750,708

Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills (continued)
U.S. Treasury Bills (WI)
1.94%[12]	10/25/18	$55,000,000	$54,660,031

			99,468,884
Total Short-Term Investments

(Cost $174,885,705)			174,898,460

Total Investments – 100.46%
(Cost $3,218,991,719)			3,191,078,296

Liabilities in Excess of Other
Assets – (0.46)%			(14,663,010)

Net Assets – 100.00%			$3,176,415,286

[1]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2018.
[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $46,845,961, which is 1.47% of total net assets.
[6]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[7]	Non-income producing security.
[8]	Security is currently in default with regard to scheduled interest or principal payments.
[9]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2018.
[10]	Represents the current yield as of June 30, 2018.
[11]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $1.
[12]	Represents annualized yield at date of purchase.
[13]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $2,058,149.
†

Fair valued security. The aggregate value of fair valued securities is $4,074,596, which is 0.12% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2018  /  159

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2018 (Unaudited)

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(EMTN): Euro medium-term note

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(PO): Principal only

(STEP): Step coupon bond

(USD): U.S. dollar

(WI): When issued

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note	2,690	09/28/18	$305,630,234	$1,487,482	$1,487,482
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten Year Ultra Bond	319	09/19/18	(40,906,766)	(402,178)	(402,178)
U.S. Treasury Ultra Bond	397	09/19/18	(63,346,313)	160,400	160,400

			(104,253,079)	(241,778)	(241,778)

TOTAL FUTURES CONTRACTS			$201,377,155	$1,245,704	$1,245,704

See accompanying notes to Schedule of Portfolio Investments.

160  /  N-Q Report June 2018

N-Q Report June 2018  /  161

Notes to Financial Statements

June 30, 2018 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust:

Net Asset Value:

The Net Asset Value (“NAV”) of each Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the Class/Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Funds receive pricing information from independent pricing vendors approved by the Board of Trustees (the “Board”). Securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.

Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Funds use these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

Foreign Currency Translation:

The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are reclassified to ordinary income for federal income tax purposes.

Notes to Financial Statements (Continued)

Foreign Taxes:

The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Securities and Derivatives Transactions and Investment Income:

Securities transactions are accounted for no later than the first NAV calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on the trade date. Cost is determined and gains and losses are based on the first-in, first-out method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Discounts, including original issue discount, and premiums on securities are amortized using the effective interest method.

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date. The Funds (except the AlphaTrak 500 Fund) expect to declare dividends daily and pay them monthly to shareholders. TheAlphaTrak 500 Fund expects to declare and pay dividends to shareholders quarterly. Distributions of net capital gains, if any, will be made at least annually. The Board may determine to declare and make distributions more or less frequently.

Federal Income Taxation:

It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

As of and during the period ended June 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Cash and cash equivalents:

The Trust has defined cash and cash equivalents as cash which can be in interest-bearing accounts. The Funds also maintain cash in bank account deposits that, at times, may exceed federally insured limits. The Funds have not experienced any losses in any such accounts.

Use of estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 -	unadjusted quoted prices in active markets for identical securities

* Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 -	significant unobservable inputs that are not corroborated by observable market data

162  /  N-Q Report June 2018

Notes to Financial Statements (Continued)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Money market funds. Money market funds are open-ended mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized in Level 1 of the fair value hierarchy.

Short-term investments. Short-term investments (commercial paper and repurchase agreements) are valued using market price quotations, and are reflected as Level 2 of the fair value hierarchy.

Equity securities. Securities such as common stocks and warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be in Level 3.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. and Foreign government and agency securities. U.S. and Foreign government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Some government securities are actively traded and transparent in the market place. As such, they can be Level 1. Other government and agencies securities are quoted based in similar securities and yields and therefore, would be in Level 2.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Foreign currency contracts. The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service

N-Q Report June 2018  /  163

Notes to Financial Statements (Continued)

providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as indices and exchange rates. Foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options and Swaptions contracts. Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over the counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Interest rate swaps. Interest rate swaps are fair valued using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total return swaps. Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

As of June 30, 2018, Level 3 securities consist of certain asset-backed and mortgage-backed securities, bank loans, common stocks, corporate bonds and warrants.

164  /  N-Q Report June 2018

Notes to Financial Statements (Continued)

The summary of inputs used to value each Fund’s investments and other financial instruments carried at fair value June 30, 2018 is as follows:

ALPHATRAK 500 FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Money Market Funds	$ 348,000	$ —	$ —	$ 348,000
U.S. Treasury Bills	2,606,831	—	—	2,606,831
Long-Term Investments:
Asset-Backed Securities	—	1,517,587	—	1,517,587
Bank Loans	—	33,661	24,821	58,482
Corporates	—	6,457,587	—	6,457,587
Mortgage-Backed	—	4,300,948	74,353	4,375,301
Mutual Funds	113,395	—	—	113,395
U.S. Treasury Securities	1,510,441	—	—	1,510,441

Other Financial Instruments *

Liabilities:
Equity contracts	(362,318)	—	—	(362,318)

Total	$4,216,349	$12,309,783	$99,174	$16,625,306

*Other financial instruments include futures. Equity contracts include futures.

FLOATING RATE INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Foreign Government Obligations	$ —	$ 6,816,777	$ —	$ 6,816,777
Money Market Funds	7,371,000	—	—	7,371,000
U.S. Treasury Bills	12,726,417	—	—	12,726,417
Long-Term Investments:
Bank Loans	—	225,312,888	5,169,426	230,482,314
Corporates	—	10,897,058	—	10,897,058
Municipal Bonds	—	431,608	—	431,608

Other Financial Instruments *
Assets:
Foreign currency exchange contracts	—	327,726	—	327,726

Total	$20,097,417	$243,786,057	$5,169,426	$269,052,900

*Other financial instruments include foreign currency exchange contracts.

N-Q Report June 2018  /  165

Notes to Financial Statements (Continued)

HIGH YIELD BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Money Market Funds	$14,415,000	$ —	$ —	$ 14,415,000
U.S. Treasury Bills	27,620,176	—	—	27,620,176
Long-Term Investments:
Bank Loans	—	53,335,439	2,574,448	55,909,887
Common Stock	—	—	7,140,048	7,140,048
Corporates	—	415,714,717	1,303,928	417,018,645
Mortgage-Backed	—	261,411	—	261,411
Warrant	—	—	83,507	83,507

Other Financial Instruments *
Assets:
Interest rate contracts	291,784	—	—	291,784
Liabilities:
Credit contracts	—	(123,807)	—	(123,807)
Interest rate contracts	(19,105)	—	—	(19,105)

Total	$ 42,307,855	$ 469,187,760	$ 11,101,931	$ 522,597,546

*Other financial instruments include swap contracts and futures. Credit contracts include credit default swaps. Interest rate contracts include futures.

166  /  N-Q Report June 2018

Notes to Financial Statements (Continued)

INTERMEDIATE BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Foreign Government Obligations	$ —	$ 12,190,353	$ —	$ 12,190,353
Money Market Funds	103,042,018	—	—	103,042,018
U.S. Treasury Bills	30,006,749	—	—	30,006,749
Long-Term Investments:
Asset-Backed Securities	—	56,298,937	—	56,298,937
Bank Loans	—	5,050,970	1,059,009	6,109,979
Common Stock	—	—	108,189	108,189
Corporates	—	279,356,770	—	279,356,770
Mortgage-Backed	—	114,858,611	374,186	115,232,797
Municipal Bonds	—	15,271,246	—	15,271,246
U.S. Treasury Securities	242,715,296	—	—	242,715,296

Other Financial Instruments *
Assets:
Foreign currency exchange contracts	—	178,496	—	178,496
Interest rate contracts	586,870	—	—	586,870
Liabilities:
Interest rate contracts	(99,627)	—	—	(99,627)

Total	$ 376,251,306	$ 483,205,383	$ 1,541,384	$ 860,998,073

*Other financial instruments include foreign currency exchange contracts and futures. Interest rate contracts include futures.

N-Q Report June 2018  /  167

Notes to Financial Statements (Continued)

LOW DURATION BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$ —	$ 31,541,078	$ —	$ 31,541,078
Money Market Funds	48,268,043	—	—	48,268,043
U.S. Treasury Bills	24,559,207	—	—	24,559,207
Long-Term Investments:
Asset-Backed Securities	—	151,731,361	—	151,731,361
Bank Loans	—	15,250,352	5,894,965	21,145,317
Common Stock	—	—	1,437,764	1,437,764
Corporates	—	899,099,113	—	899,099,113
Mortgage-Backed	—	724,440,202	3,303,483	727,743,685
Municipal Bonds	—	615,120	—	615,120
Purchased Swaptions	—	31,983	—	31,983
U.S. Treasury Securities	529,700,657	—	—	529,700,657

Other Financial Instruments *
Assets:
Interest rate contracts	1,170,377	—	—	1,170,377
Liabilities:
Interest rate contracts	(340,586)	(12,129)	—	(352,715)

Total	$ 603,357,698	$ 1,822,697,080	$ 10,636,212	$ 2,436,690,990

*Other financial instruments include futures and written swaptions. Interest rate contracts include futures and written swaptions.

168  /  N-Q Report June 2018

Notes to Financial Statements (Continued)

STRATEGIC INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities

Assets
Short-Term Investments:
Commercial Paper	$ —	$ 1,449,597	$ —	$ 1,449,597
Foreign Government Obligations	—	3,702,459	—	3,702,459
Money Market Funds	493,000	—	—	493,000
U.S. Agency Discount Notes	—	978,455	—	978,455
U.S. Treasury Bills	4,494,885	—	—	4,494,885
Long-Term Investments:
Asset-Backed Securities	—	11,953,661	202,297	12,155,958
Common Stock	—	—	—	—
Corporates	—	31,062,414	—	31,062,414
Mortgage-Backed	—	42,271,059	1,395,066	43,666,125
Municipal Bonds	—	887,088	—	887,088

Other Financial Instruments *
Assets:
Foreign currency exchange contracts	—	12,668	—	12,668
Liabilities:
Interest rate contracts	(2,130)	—	—	(2,130)

Total	$4,985,755	$92,317,401	$1,597,363	$98,900,519

*Other financial instruments include foreign currency exchange contracts and futures. Interest rate contracts include futures.

N-Q Report June 2018  /  169

Notes to Financial Statements (Continued)

TOTAL RETURN BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Foreign Government Obligations	$ —	$ 1,452,867,537	$ —	$ 1,452,867,537
Money Market Funds	2,127,403,024	—	—	2,127,403,024
U.S. Agency Discount Notes	—	165,489,303	—	165,489,303
U.S. Treasury Bills	1,042,735,685	—	—	1,042,735,685
Long-Term Investments:
Asset-Backed Securities	—	4,077,561,735	10,001,850	4,087,563,585
Bank Loans	—	688,573,427	20,953,961	709,527,388
Common Stock	1,606,689	—	15,939,491	17,546,180
Corporates	—	25,744,057,134	21,054,821	25,765,111,955
Mortgage-Backed	—	30,064,856,380	16,191,756	30,081,048,136
Municipal Bonds	—	506,822,133	—	506,822,133
Purchased Options - Exchange Traded	10,437,500	—	—	10,437,500
U.S. Agency Securities	—	731,812	—	731,812
U.S. Treasury Securities	15,389,556,346	268,654,588	—	15,658,210,934

Other Financial Instruments *
Assets:
Foreign currency exchange contracts	—	46,878,601	—	46,878,601
Interest rate contracts	43,229,199	—	—	43,229,199
Liabilities:
Interest rate contracts	(15,924,572)	—	—	(15,924,572)

Total	$18,599,043,871	$63,016,492,650	$84,141,879	$81,699,678,400

* Other financial instruments include foreign currency exchange contracts, futures and written options. Interest rate contracts include futures and written options.

170  /  N-Q Report June 2018

Notes to Financial Statements (Continued)

ULTRA SHORT BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$ —	$ 1,159,702	$ —	$ 1,159,702
Foreign Government Obligations	—	5,282,777	—	5,282,777
Money Market Funds	2,330,000	—	—	2,330,000
U.S. Treasury Bills	3,504,267	—	—	3,504,267
Long-Term Investments:
Asset-Backed Securities	—	2,815,794	—	2,815,794
Corporates	—	28,099,238	—	28,099,238
Mortgage-Backed	—	42,047,717	30,500	42,078,217
U.S. Treasury Securities	25,315,550	—	—	25,315,550

Other Financial Instruments *
Assets:
Foreign currency exchange contracts	—	18,075	—	18,075
Interest rate contracts	7,820	—	—	7,820

Total	$31,157,637	$79,423,303	$30,500	$110,611,440

*Other financial instruments include foreign currency exchange contracts and futures. Interest rate contracts include futures.

N-Q Report June 2018  /  171

Notes to Financial Statements (Continued)

UNCONSTRAINED BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities

Assets
Short-Term Investments:
Money Market Funds	$50,458,001	$ —	$ —	$ 50,458,001
U.S. Agency Discount Notes	—	24,971,575	—	24,971,575
U.S. Treasury Bills	99,468,884	—	—	99,468,884
Long-Term Investments:
Asset-Backed Securities	—	442,794,623	—	442,794,623
Bank Loans	—	24,522,338	4,046,443	28,568,781
Common Stock	—	—	1,514,997	1,514,997
Corporates	—	1,063,786,887	2,901,399	1,066,688,286
Foreign Government Obligations	—	49,108,032	—	49,108,032
Mortgage-Backed	—	1,369,180,568	38,383,122	1,407,563,690
Municipal Bonds	—	19,941,427	—	19,941,427

Other Financial Instruments *

Assets:
Interest rate contracts	1,647,882	—	—	1,647,882
Liabilities:
Interest rate contracts	(402,178)	—	—	(402,178)

Total	$ 151,172,589	$ 2,994,305,450	$ 46,845,961	$ 3,192,324,000
*Other financial instruments include futures. Interest rate contracts include futures.

172  /  N-Q Report June 2018

Notes to Financial Statements (Continued)

Certain of the Funds’ investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

There were no financial assets and/or liabilities transferred from Level 1 to Level 2 or from Level 2 to Level 1 for the period ended June 30, 2018.

For the period ended June 30, 2018, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of 1evel 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

ALPHATRAK 500 FUND	BANK LOANS	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2018	$32,613	$77,800
Accrued discounts/premiums	(6)	(2,231)
Realized (loss)	(13)	—
Change in unrealized appreciation/ (depreciation)*	27	(1,216)
Purchases	—	—
Sales	(7,800)	—
Transfers into Level 3**	—	—
Transfers out of Level 3**	—	—

Balance as of June 30, 2018	$24,821	$74,353

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2018 was $(1,189) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period June 30, 2018.

FLOATING RATE INCOME FUND	BANK LOANS

Balance as of April 1, 2018	$5,584,745
Accrued discounts/premiums	1,689
Realized gain	704
Change in unrealized appreciation*	10,001
Purchases	—
Sales	(427,713)
Transfers into Level 3**	—
Transfers out of Level 3**	—

Balance as of June 30, 2018	$5,169,426

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2018 was $11,262 and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2018.

N-Q Report June 2018  /  173

Notes to Financial Statements (Continued)

HIGH YIELD BOND FUND	BANK LOANS	COMMON STOCK	CORPORATES	WARRANT

Balance as of April 1, 2018	$3,644,646	$9,106,394	$1,474,110	$83,507
Accrued discounts/premiums	3,961	—	1,391	—
Realized gain/(loss)	(20,964)	—	140,415	—
Change in unrealized (depreciation)*	(47,752)	(1,966,346)	(327,646)	—
Purchases	—	—	347,000	—
Sales	(1,005,443)	—	(687,342)	—
Transfers into Level 3**	—	—	356,000	—
Transfers out of Level 3**	—	—	—	—

Balance as of June 30, 2018	$2,574,448	$7,140,048	$1,303,928	$83,507

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2018 was $(2,063,947) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2018, the Fund used significant observable inputs in determining the value of certain investments. As of June 30, 2018, the Fund used unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $356,000 transferred from level 2 to level 3 in the disclosure hierarchy.

INTERMEDIATE BOND FUND	BANK LOANS	COMMON STOCK	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2018	$1,391,498	$136,238	$402,435
Accrued discounts/ premiums	118	—	(6,266)
Realized gain	213	—	—
Change in unrealized (depreciation)*	(19)	(28,049)	(21,983)
Purchases	—	—	—
Sales	(332,800)	—	—
Transfers into Level 3**	—	—	—
Transfers out of Level 3**	—	—	—

Balance as of June 30, 2018	$1,059,009	$108,189	$374,186

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2018 was $(50,051) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2018.

174  /  N-Q Report June 2018

Notes to Financial Statements (Continued)

LOW DURATION BOND FUND	BANK LOANS	COMMON STOCK	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2018	$7,723,606	$1,810,517	$3,501,547
Accrued discounts/premiums	(522)	—	(25,788)
Realized (loss)	(33,193)	—	—
Change in unrealized appreciation/ (depreciation)*	104,218	(372,754)	(172,276)
Purchases	—	—	—
Sales	(1,899,145)	—	—
Transfers into Level 3**	—	—	—
Transfers out of Level 3**	—	—	—

Balance as of June 30, 2018	$5,894,965	$1,437,764	$3,303,483

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2018 was $(440,812) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2018.

STRATEGIC INCOME FUND	ASSET-BACKED SECURITIES	COMMON STOCK		MORTGAGE- BACKED SECURITIES

Balance as of April 1, 2018	$211,574	$—		$1,238,386
Accrued discounts/premiums	80	—		1,893
Realized (loss)	—	—		—
Change in unrealized (depreciation)*	(9,357)	—		(136,427)
Purchases	—	—		217,053
Sales	—	—		—
Corporate action	—	—		—
Transfers into Level 3**	—	—		74,161
Transfers out of Level 3**	—	—		—

Balance as of June 30, 2018	$202,297	$—	***	$1,395,066

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2018 was $(103,387) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2018, the Fund used significant observable inputs in determining the value of certain investments. As of June 30, 2018, the Fund used unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $74,161 transferred from level 2 to level 3 in the disclosure hierarchy.

*** As of June 30, 2018, GreenPoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A had a $0 market value.

N-Q Report June 2018  /  175

Notes to Financial Statements (Continued)

TOTAL RETURN BOND FUND	ASSET-BACKED SECURITIES	BANK LOANS	COMMON STOCK		CORPORATES	MORTGAGE- BACKED SECURITIES

Balance as of April 1, 2018	$10,392,233	$24,876,384	$20,071,951		$23,600,001	$16,652,349
Accrued discounts/premiums	—	16,328	—		(13,374)	(252,476)
Realized (loss)	—	(4,334)	—		—	—
Change in unrealized appreciation/(depreciation)*	(390,383)	283,061	(4,132,460)		(1,198,658)	(208,117)
Purchases	—	(353,122)	—		—	—
Sales	—	(3,864,356)	—		(1,333,148)	—
Transfers into Level 3**	—	—	—		—	—
Transfers out of Level 3**	—	—	—		—	—

Balance as of June 30, 2018	$10,001,850	$20,953,961	$15,939,491	***	$21,054,821	$16,191,756

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2018 was $(5,646,559) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2018.

*** As of June 30, 2018, GreenPoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A had a $0 market value.

ULTRA SHORT BOND FUND	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2018	$31,324
Accrued discounts/premiums	(1,332)
Realized (loss)	—
Change in unrealized appreciation*	509
Purchases	—
Sales	—
Transfers into Level 3**	—
Transfers out of Level 3**	—

Balance as of June 30, 2018	$30,500	***

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2018 was $509 and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2018.

*** As of March 31, 2018 and June 30, 2018, MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A2 had a $0 market value.

176  /  N-Q Report June 2018

Notes to Financial Statements (Continued)

UNCONSTRAINED BOND FUND	BANK LOANS	COMMON STOCK		CORPORATES	MORTGAGE- BACKED SECURITIES

Balance as of April 1, 2018	$5,782,639	$1,907,774		$2,155,066	$38,334,680
Accrued discounts/premiums	3,363	—		(2,195)	(466,942)
Realized (loss)	(120,025)	—		(16,131)	—
Change in unrealized appreciation/ (depreciation)*	278,950	(392,777)		(1,049,353)	(1,884,258)
Sales	(1,898,484)	—		(121,738)	—
Transfers into Level 3**	—	—		1,935,750	—
Transfers out of Level 3**	—	—		—	—

Balance as of June 30, 2018	$4,046,443	$1,514,997	***	$2,901,399	$38,383,122	****

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2018 was $(2,042,059) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2018, the Fund used significant observable inputs in determining the value of certain investments. As of June 30, 2018, the Fund used unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $1,935,750 transferred from level 2 to level 3 in the disclosure hierarchy.

*** As of June 30, 2018, GreenPoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A had a $0 market value.

**** As of June 30, 2018, Master Adjustable Rate Mortgages Trust, Series 2007-2, Class A2 had a $0 market value.

Significant unobservable valuations inputs for Level 3 investments as of June 30, 2018, are as follows:

ALPHATRAK 500 FUND	FAIR VALUE AT 6/30/18	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$24,821	Third-party Vendor	Vendor Prices	$99.91	$99.91

Mortgage-Backed Securities - Commercial Mortgage-Backed	$30,374	Third-party Vendor	Vendor Prices	0.65 - 5.63	4.13

Mortgage-Backed Securities-Non Agency	$43,979	Third-party Vendor	Vendor Prices	1.36	1.36

FLOATING RATE INCOME FUND	FAIR VALUE AT 6/30/18	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$5,169,426	Third-party Vendor	Vendor Prices	$97.04	$97.04

HIGH YIELD BOND FUND	FAIR VALUE AT 6/30/18	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$2,574,448	Third-party Vendor	Vendor Prices	$91.50	$91.50

Common Stock	$7,140,048	Broker Quote	Offered Quote	13.50 - 51.00	14.47

Corporate Securities	$1,303,928	Third-party Vendor	Vendor Prices	45.00 - 108.00	93.96

Warrant	$83,507	Third-party Vendor	Vendor Prices	5.50 - 6.50	6.37

N-Q Report June 2018  /  177

Notes to Financial Statements (Continued)

INTERMEDIATE BOND FUND	FAIR VALUE AT 6/30/18	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$1,059,009	Third-party Vendor	Vendor Prices	$99.91	$99.91

Common Stock	$108,189	Third-party Vendor	Vendor Prices	13.50	13.50

Mortgage-Backed Securities- Commercial Mortgage-Backed	$374,186	Third-party Vendor	Vendor Prices	5.79	5.79

LOW DURATION BOND FUND	FAIR VALUE AT 6/30/18	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$5,894,965	Third-party Vendor	Vendor Prices	$91.42 - $99.91	$98.59

Common Stock	$1,437,764	Broker Quote	Offered Quote	13.50	13.50

Mortgage-Backed Securities- Commercial Mortgage-Backed	$1,034,982	Third-party Vendor	Vendor Prices	5.79	5.79

Mortgage-Backed Securities-Non- Agency	$2,268,501	Third-party Vendor	Vendor Prices	1.79	1.79

STRATEGIC INCOME FUND	FAIR VALUE AT 6/30/18	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Asset-Backed Securities	$202,297	Benchmark Pricing	Offered Quote	$18.54 - $34.00	$27.33

Mortgage-Backed Securities- Commercial Mortgage Backed	$1,211,186	Third-party Vendor	Vendor Prices	0.20 - 6.64	4.06

Mortgage-Backed Securities-Non- Agency	$183,880	Third-party Vendor	Vendor Prices	0.00 - 10.84	10.84

TOTAL RETURN BOND FUND	FAIR VALUE AT 6/30/18	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Asset-Backed Securities	$10,001,850	Benchmark Pricing	Offered Quote	$34.00 - $35.00	$34.56

Bank Loans	$20,953,961	Third-party Vendor	Vendor Prices	93.77 - 99.91	97.68

Common Stock	$15,939,491	Broker Quote	Offered Quote	13.50	13.50

Corporate Securities	$21,054,821	Third-party Vendor	Vendor Prices	107.76	107.76

Mortgage-Backed Securities- Commercial Mortgage-Backed	$4,689	Third-party Vendor	Vendor Prices	0.13	0.13

Mortgage-Backed Securities-Non- Agency	$16,187,067	Third-party Vendor	Vendor Prices	0.00 - 3.23	2.11

ULTRA SHORT BOND FUND	FAIR VALUE AT 6/30/18	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities - Non- Agency	$30,500	Third-party Vendor	Vendor Prices	$0.00 - $1.36	$1.36

178  /  N-Q Report June 2018

Notes to Financial Statements (Continued)

UNCONSTRAINED BOND FUND	FAIR VALUE AT 6/30/18	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$4,046,443	Third-party Vendor	Vendor Prices	$91.42 - $99.91	$96.13

Common Stock	$1,514,997	Broker Quote	Offered Quote	13.50	13.50

Corporate Securities	$2,901,399	Third-party Vendor	Vendor Prices	45.00 - 107.76	87.51

Mortgage-Backed Securities- Commercial Mortgage-Backed	$38,259,825	Third-party Vendor	Vendor Prices	2.01 - 6.64	4.76

Mortgage-Backed Securities-Non- Agency	$123,297	Third-party Vendor	Vendor Prices	0.00 - 10.84	8.61

*

The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process described below.

Level 3 Valuation Process:

Investments classified within Level 3 of the fair value hierarchy may be fair valued by the Adviser with consent by the Adviser’s Pricing Working Group in accordance with procedures approved by the Board of Trustees, and under the general oversight of the Board of Trustees. The Adviser’s Pricing Working Group employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Adviser’s Pricing Working Group reports to the Board of Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Trust’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Adviser, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Adviser’s Pricing Working Group consists of the Adviser’s General Counsel, Chief Compliance Officer, internal regulatory legal counsel, members of the Adviser’s Mutual Fund Administration Department, and a representative from the portfolio management team. The Adviser’s Pricing Working Group reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

2.	PORTFOLIO INVESTMENTS

The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

The Funds may invest in securities issued by Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). These are fixed-income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Funds. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right to the issuer to borrow from the Treasury.

On September 6, 2008, the Federal Housing Finance Agency was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed, subject to certain limits, to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Government National MortgageAssociation (“GNMA”), FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class.

N-Q Report June 2018  /  179

Notes to Financial Statements (Continued)

Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

The Funds may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described in Note 2 under “Security Valuation”.

The Funds may invest in Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other Collateralized Debt Obligations (“CDOs”), which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the securities laws) and may be characterized by the Funds as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in CBOs, CLOs and other CDOs that are subordinate to other classes, volatility in value, and the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

The Funds may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). During the period ended June 30, 2018, certain interest only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Board. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund’s limit on illiquid securities.

The Funds may purchase participations in commercial loans, or may purchase assignments of such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service. Participations and assignments also involve special types of risk, including interest rate risk, liquidity risk, and the risk of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

The Funds may also sell a debt or equity security short that is, without owning it and borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by a Fund. The Ultra Short Bond Fund, Low Duration Bond Fund, Intermediate Bond Fund, and Total Return Bond Fund will not make total short sales exceeding 25% of the value of each respective Fund’s assets. The High Yield Bond Fund, Unconstrained Bond Fund, Floating Rate Income Fund and Strategic Income Fund will not make total short sales exceeding 33 1/3% of each respective Fund’s assets. If the value of the security sold short increases, a Fund would lose money because it would need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment.) At June 30, 2018, the Funds did not hold any short debt or equity.

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Funds might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Funds. The Funds also may make short sales “against-the-box”, in which the Funds sell short securities they own. The Funds will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale”, requiring the Fund to recognize any taxable gain from the transaction.

180  /  N-Q Report June 2018

Notes to Financial Statements (Continued)

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

For the period ended June 30, 2018, the Funds did not receive any in-kind payments with respect to PIK securities.

The Funds may invest in repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Master Repurchase Agreements (“MRAs”) permit each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by each Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund recognizes a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of June 30, 2018, the Funds did not hold any repurchase agreements.

The Funds may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by the Fund for purposes of the percentage limitations applicable to borrowings.

Reverse repurchase transactions and treasury roll transactions are entered into by a Fund under MRAs. With reverse repurchase transactions and treasury roll transactions, typically the Funds and the counterparties are not permitted to sell, re-pledge, or use the collateral associated with the transaction. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by a Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. There were no reverse repurchase agreements held on June 30, 2018.

Each Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment. Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they must result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. The Funds segregate assets (cash and/or securities) to cover the amounts outstanding related to these transactions.

Derivatives:

The Funds engaged in various portfolio investment strategies both to increase the return of the Funds and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The Funds are subject to credit risk, equity price risk and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below:

Over the reporting period, the Funds engaged in interest rate futures contracts, foreign currency exchange contracts, swap agreements and swaptions as a means of managing interest rate risk and yield curve positioning consistent with the Adviser’s current market perspectives. Additionally, credit default swaps were held for the purposes of (1) hedging valuation risks specific to identified market segments, industries and credits and (2) efficiently gaining income-bearing exposures to selected market segments, industries and

N-Q Report June 2018  /  181

Notes to Financial Statements (Continued)

credits. The market value of these instruments, realized and changes in unrealized gains and losses, and the types of contracts are included in the Schedule of Portfolio Investments and the Notes to Financial Statements.

Options- The Funds may purchase and write call and put options on securities, securities indices and on foreign currencies. A Fund may purchase put options on securities to seek to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to seek to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. The Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. A Fund may write a call or put option only if the option is covered by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the sum of the premium and exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer). As of June 30, 2018, the Low Duration Bond Fund held written swaptions.

Futures - The Funds purchased or sold exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

Foreign Currency - The Funds may hold foreign currency as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk).

Foreign Currency Exchange Contracts - The Funds entered into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by a Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

182  /  N-Q Report June 2018

Notes to Financial Statements (Continued)

Swaps - The Funds invested in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swap contract may not be assigned without the consent of the counterparty (and in certain circumstances may not be assignable), and may result in losses in the event of a default or bankruptcy of the counterparty.

The Funds entered into credit default swap agreements to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. The buyer in a credit default contract is obligated to pay the seller a periodic, stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the par value (full notional value) of the reference obligation in exchange for the reference obligation. The Funds may be either the buyer or seller in such transactions. If a Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller of a credit default swap, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Portfolio Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2018, for which a portfolio is the seller of protection are also disclosed. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.

The Funds entered into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Funds’ maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life. The Funds enter into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed-rate bonds which may decrease when interest rates rise (interest rate risk).

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. At June 30, 2018, the Low Duration Bond Fund held swaptions.

In addition to the securities listed above, the AlphaTrak 500 Fund invested in the following equity derivative instruments with a notional or contractual value up to its total assets: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools, or trusts that invest in such stocks.

The Funds may enter into total return swap agreements. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of LIBOR based cash flows. The total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages.The total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties.

N-Q Report June 2018  /  183

Notes to Financial Statements (Continued)

As a result, unrealized gains are reported as an asset and unrealized losses are reported as a liability in the Statements of Assets and Liabilities. The change in the value of the swaps, including periodic amounts of interest paid or received on swaps is reported as unrealized gains or losses in both the Statements of Assets and Liabilities and the Statements of Operations. A realized gain or loss is recorded upon payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used upon payment or receipt of a periodic payment or termination of swap agreements to express the extent of involvement in these transactions, but the amounts subject to credit risk are much smaller. At June 30, 2018, the Funds had outstanding swap agreements as listed in the Funds’ Schedules of Portfolio Investments. Swap transactions present risk of loss in excess of the related amounts in the Statements of Assets and Liabilities.

3.	COMMITMENTS AND CONTINGENCIES

The Floating Rate Income Fund had the following unfunded commitments and unrealized gain/(loss) by investment as of June 30, 2018:

UNFUNDED COMMITMENTS	MATURITY		AMOUNT	UNREALIZED GAIN
PlayCore, Inc., Delayed-Draw Term Loan, 1st Lien	September	2024	$59,598	$223
Spectrum Holdings III Corp., Delayed-Draw Term Loan, 1st Lien	January	2025	44,925	(19)
Romulus Merger Sub, LLC, Delayed-Draw Term Loan, 1st Lien	February	2025	446,591	(7,954)
Carlisle FoodService Products, Inc., Delayed-Draw Term Loan, 1st Lien	March	2025	91,392	(632)
Heartland Dental LLC, Delayed-Draw Term Loan, 1st Lien	April	2025	259,728	(1,141)
GFL Environmental, Inc., Delayed-Draw Term Loan B, 1st Lien	May	2025	164,917	(829)

Total Unfunded Commitments			$1,067,151	$(10,352)

In the normal course of business, the Trust enters into contracts which provide a variety of representations and warranties, and that provide general indemnifications. Such contracts include those with certain service providers, brokers and trading counterparties. Any exposure to the Trust under these arrangements is unknown as it would involve future claims that may be made against the Trust; however, based on the Trust’s experience, the risk of loss is remote and no such claims are expected to occur. As such, the Trust has not accrued any liability in connection with such indemnifications.

4.	FEDERAL TAX INFORMATION

Capital Loss Carryforwards:

At June 30, 2018, the following Funds had available for federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2019	EXPIRING IN 2020	SHORT TERM NON-EXPIRING AMOUNTS*	LONG TERM NON-EXPIRING AMOUNTS*

AlphaTrak 500 Fund	$12,617,196	$—	$—	$—

Floating Rate Income Fund	—	—	—	1,027,619

High Yield Bond Fund	—	—	—	78,611,678

Intermediate Bond Fund	—	—	23,617,689	1,676,650

Low Duration Bond Fund	42,081,240	—	15,297,621	62,789,709

Strategic Income Fund	41,345,040	—	—	—

Total Return Bond Fund	—	—	1,611,508,344	98,450,214

Ultra Short Bond Fund	10,083,524	—	512,256	4,871,467

Unconstrained Bond Fund	—	—	—	—

*

Under the Modernization Act of 2010, capital losses incurred by the Funds after March 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in the years preceding enactment.

For additional information regarding the accounting policies of the Metropolitan West Funds, refer to the most recent financial statements in the N-CRS filing at www.sec.gov.

184  /  N-Q Report June 2018

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    Metropolitan West Funds

By (Signature and Title)*        /s/ David B. Lippman

                                                 David B. Lippman, President and Principal Executive Officer

                                                 (principal executive officer)

Date                    8/24/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ David B. Lippman

                                                 David B. Lippman, President and Principal Executive Officer

                                                 (principal executive officer)

Date                    8/24/2018

By (Signature and Title)*        /s/ David S. DeVito

                                                 David S. DeVito, Treasurer

                                                 (principal financial officer)

Date                    8/24/2018

* Print the name and title of each signing officer under his or her signature.